        ANNUITY SERVICE OFFICE                        MAILING ADDRESS
         601 Congress Street                       Post Office Box 55230
    Boston, Massachusetts 02210-2805           Boston, Massachusetts 02205-5230
    (617) 663-3000 or (800) 344-1029             www.johnhancockannuities.com

                          Prospectus dated May 2, 2005
                                for interests in
        John Hancock Life Insurance Company (U.S.A.) Separate Account H*

                       Interests are made available under

                             VISION VARIABLE ANNUITY

    a flexible purchase payment deferred variable annuity contract issued by
                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)*

Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract. Below is a list of the 77 variable investment options.

Science & Technology
Pacific Rim
Health Sciences
Emerging Growth
Small Cap Growth
Emerging Small Company
Small Cap
Small Cap Index
Small Company
Dynamic Growth
Mid Cap Stock
Natural Resources
All Cap Growth
Strategic Opportunities
Financial Services
International Opportunities
International Stock
International Small Cap
International Equity Index
Overseas Equity
American International
International Value
Quantitative Mid Cap
Mid Cap Index
Mid Cap Core
Global
Capital Appreciation
American Growth
U.S. Global Leaders Growth
Quantitative All Cap
All Cap Core
Large Cap Growth
Total Stock Market Index
Blue Chip Growth
U.S. Large Cap
Core Equity
Strategic Value
Large Cap Value
Classic Value
Utilities
Real Estate Securities
Small Cap Opportunities
Small Cap Value
Small Company Value
Special Value
Mid Value
Mid Cap Value
Value
All Cap Value
500 Index
Fundamental Value
Growth & Income
Large Cap
Quantitative Value
American Growth  - Income
Equity-Income
American Blue Chip Income and Growth
Income & Value
PIMCO VIT All Asset Portfolio
Global Allocation
High Yield
U.S. High Yield Bond
Strategic Bond
Strategic Income
Global Bond
Investment Quality Bond
Total Return
Real Return Bond
Core Bond
Active Bond
U.S. Government Securities
Money Market
Lifestyle Aggressive 1000
Lifestyle Growth 820
Lifestyle Balanced 640
Lifestyle Moderate 460
Lifestyle Conservative 280

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT THE CONTRACT OWNER ("YOU") SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Additional information about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address above, by telephoning (800) 344-1029, or by visiting our website listed above. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account. We list the Table of Contents of the Statement of Additional Information on the next page.

*BEFORE JANUARY 1, 2005, WE WERE KNOWN AS "THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)" AND WE REFERRED TO THE VARIABLE ACCOUNT AS "THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H."

In this Prospectus, we refer to the issuer of the contract as "JOHN HANCOCK USA," "WE," "US," "OUR," or "THE COMPANY." Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, John Hancock Life Insurance Company U.S.A. Separate Account H (the "VARIABLE ACCOUNT").

                                TABLE OF CONTENTS

SUMMARY.......................................................         4
FEE TABLES (JOHN HANCOCK (U.S.A.) - VISION)...................         7
    Examples..................................................        11
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT
AND THE TRUST.................................................        13
    John Hancock USA..........................................        13
    The Variable Account......................................        13
    The Portfolios............................................        14
DESCRIPTION OF THE CONTRACT...................................        22
  ELIGIBLE PLANS..............................................        22
  ACCUMULATION PERIOD PROVISIONS..............................        23
    Purchase Payments.........................................        23
    Accumulation Units........................................        24
    Value of Accumulation Units...............................        24
    Net Investment Factor.....................................        24
    Maximum Number of Investment Options......................        25
    Telephone and Electronic Transactions.....................        26
    Special Transfer Services - Dollar Cost Averaging.........        26
    Asset Rebalancing Program.................................        27
    Withdrawals...............................................        27
    Special Withdrawal Services - the Income Plan.............        28
    Death Benefit During the Accumulation Period..............        28
  PAY-OUT PERIOD PROVISIONS...................................        30
    General...................................................        30
    Annuity Options...........................................        31
    Determination of Amount of the First Variable
    Annuity Benefit Payment...................................        32
    Annuity Units and the Determination of Subsequent
    Variable Annuity Benefit Payments.........................        32
    Transfers During Pay-out Period...........................        33
    Death Benefit During Pay-out Period.......................        33
  OTHER CONTRACT PROVISIONS...................................        33
    Right to Review...........................................        33
    Ownership.................................................        33
    Annuitant.................................................        34
    Beneficiary...............................................        34
    Modification..............................................        34
    Our Approval..............................................        34
    Misstatement and Proof of Age, Sex or Survival............        34
  FIXED ACCOUNT INVESTMENT OPTION.............................        35
  OPTIONAL BENEFITS...........................................        35
    Principal Plus............................................        35
    Triple Protection Death Benefit...........................        43
CHARGES AND DEDUCTIONS........................................        47
    Administration Fees.......................................        47
    Distribution Fee..........................................        47
    Mortality and Expense Risks Charge........................        47
    Reduction or Elimination of Charges and Deductions........        47
    Taxes.....................................................        48
FEDERAL TAX MATTERS...........................................        48
  INTRODUCTION................................................        48
  OUR TAX STATUS..............................................        48
  TAXATION OF ANNUITIES IN GENERAL............................        49
    Tax Deferral During Accumulation Period...................        49
    Taxation of Partial and Full Withdrawals..................        50
    Taxation of Annuity Benefit Payments......................        51
    Taxation of Death Benefit Proceeds........................        51
    Penalty Tax on Premature Distributions....................        51
    Aggregation of Contracts..................................        52
  QUALIFIED RETIREMENT PLANS..................................        52
    Direct Rollovers..........................................        53
    Loans.....................................................        54
  FEDERAL INCOME TAX WITHHOLDING..............................        54
    Special Considerations for Puerto Rico Annuity
    Contracts.................................................        54
GENERAL MATTERS...............................................        55
    Asset Allocation Services.................................        55
    Restrictions Under the Texas Optional Retirement
    Program...................................................        55
    Distribution of Contracts.................................        55
    Contract Owner Inquiries..................................        56
    Confirmation Statements...................................        56
    Legal Proceedings.........................................        56
    Voting Interest...........................................        57
    Reinsurance Arrangements..................................        57
APPENDIX A: SPECIAL TERMS.....................................       A-1
APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE......       B-1
APPENDIX C: STATE PREMIUM TAXES...............................       C-1
APPENDIX D: PRIOR CONTRACTS...................................       D-1
APPENDIX E: QUALIFIED PLAN TYPES..............................       E-1
APPENDIX F: PRODUCT FEATURES AVAILABLE ON OLDER CONTRACT......       F-1
    Total Annual Portfolio Operating Expenses.................       F-1
APPENDIX U:  TABLES OF ACCUMULATION UNIT VALUE................       U-1

The Table of Contents of the STATEMENT OF ADDITIONAL INFORMATION lists the following subjects that it covers:

GENERAL INFORMATION AND HISTORY...............................        3
ACCUMULATION UNIT VALUE TABLES................................        3
SERVICES......................................................        3
       Independent Auditors...................................        3
       Servicing Agent........................................        3
       Principal Underwriter..................................        3
APPENDIX A: AUDITED FINANCIAL STATEMENTS......................      A-1

VISION 5/2005

                                    SUMMARY

The Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis.

Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through living and death benefits, and guaranteed fees.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $1,000 (except for qualified plans where the minimum is $30). Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment.

INVESTMENT OPTIONS. Variable. There is no limitation on the number of investment options to which you may allocate purchase payments. Currently, seventy-seven Variable Account investment options are available under the contract. Each Variable Account investment options is a sub-account of the Variable Account that in the case of John Hancock Trust (the "TRUST") (formerly, Manufacturers Investment Trust) invests in Series II shares of a corresponding portfolio of the Trust. (Contracts issued prior to January 28, 2002 invest in Series I shares except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where such contracts invest in Series II shares.) A full description of each portfolio is in the portfolio prospectus. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.

Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations; please discuss this matter with your financial adviser.

TRANSFERS. During the accumulation period, subject to the restrictions under "Transfers Among Investment Options," subject to the restrictions under "Transfers Among Investment Options," you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal.

A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, upon death of the owner, the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of ANNUITY BENEFIT PAYMENTS involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner.

The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms from all beneficiaries. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary. See Appendix D for information on death benefit provisions applicable to certain contracts no longer being issued and contracts issued in the state of Washington.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

RIGHT TO REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it or such other period as required by law. This period may vary by state and age of owner at issue.

CURRENTLY OFFERED OPTIONAL BENEFITS. For the additional charge shown in the Fee Tables, you may elect either (but not both) of the following optional benefit riders when you purchase a Vision contract (availability may vary by state):

      - PRINCIPAL PLUS. Under the Principal Plus rider ("PRINCIPAL PLUS"), we guarantee that you may withdraw a percentage of your investment each year until you recover your initial payment(s), even if your contract value reduces to zero. We will increase the amounts we guarantee by a Bonus if you choose not to make any withdrawals at all during certain contract years. Depending on market performance, you may also be able to increase or "Step-Up" the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we will reduce the amounts we guarantee for future withdrawals. In the Prospectus, we refer to the overall amount we guarantee under Principal Plus as the "GUARANTEED WITHDRAWAL BENEFIT," "GWB" or "ADJUSTED GWB." We refer to the guaranteed amount that you may withdraw each year as the "GUARANTEED WITHDRAWAL AMOUNT" or "GWA." The initial GWB equals your purchase payment(s) for the contract and the initial GWA equals 5% of the initial payment(s). IF YOU ELECT TO PURCHASE PRINCIPAL PLUS, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT. Principal Plus is available only at contract issue and cannot be revoked once elected. Principal Plus is not available for qualified contracts if you (or any joint owner) are over age 80. For a full description of Principal Plus, including details on available investment options, benefits and limitations, see "OPTIONAL BENEFITS." You may not elect this optional benefit if you elect the Triple Protection Death Benefit, described below.

      - TRIPLE PROTECTION DEATH BENEFIT. T-PRO provides a guaranteed death benefit amount ("T PRO DEATH BENEFIT"), which can be increased or decreased as provided in the rider.

            The T-PRO Death Benefit replaces any other death benefit under the contract. The T-PRO rider was available only at contract issue and cannot be revoked once elected. Once T-PRO is elected, the owner may only be changed to an individual who is the same age or younger than the oldest current owner. You may not elect this optional benefit if you elect Principal Plus.

We may discontinue the offer of these optional benefits at any time.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A penalty tax may apply to withdrawals and annuity benefit payments prior to age 59 1/2.

                   FEE TABLES (JOHN HANCOCK (U.S.A.) - VISION)

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a VISION contract. The tables also describe the fees and expenses for older versions of the VISION contracts (i.e., VV), as well as information about optional benefit riders that we no longer make available. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions" for VISION Contracts. The items listed under "Total Annual Portfolio Operating Expenses" are described in detail in the portfolio prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" show the maximum fees and expenses (including fees deducted from contract value for optional benefits).

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

                                                             (Contracts issued prior to    (Contracts issued on and
CONTRACT OWNER TRANSACTION EXPENSES                              November 1, 1996)         after November 1, 1996)
-----------------------------------                          --------------------------    ------------------------
MAXIMUM WITHDRAWAL CHARGE (AS % OF PURCHASE PAYMENTS)(A)        3% for the first year                None
                                                               3% for the second year
                                                                3% for the third year
                                                                    0% thereafter

ANNUAL CONTRACT FEE                                                     None                         None

TRANSFER FEE (B)
         Maximum Fee                                                    $25                          $25
         Current Fee                                                    $ 0                          $ 0

(A) For contracts issued prior to November 1, 1996, a charge is taken within the specified period of years measured from the date of a purchase payment.

(B) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL PORTFOLIO OPERATING EXPENSES.

SEPARATE ACCOUNT ANNUAL EXPENSES (A)

Mortality and expense risks fee                                                                    1.25%
Distribution fee                                                                                   0.25%
Administration fee- asset based                                                                    0.15%
                                                                                                   ----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                                             1.65%

FEES DEDUCTED FROM CONTRACT VALUE FOR CURRENTLY OFFERED OPTIONAL BENEFITS

Principal Plus (as a percentage of Adjusted GWB) (B)
         Maximum fee                                                                               0.75%(B)
         Current fee                                                                               0.30%(B)

Triple Protection Death Benefit (C)                                                                0.50%
(as a percentage of T PRO Death Benefit)

(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.

(B) The current charge is 0.30%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. The charge is deducted on an annual basis from the contract value. This optional benefit was not available for contracts issued prior to December 8, 2003.

(C) This optional benefit was not available for contracts issued prior to December 8, 2003 and can not be purchased if you elect to purchase Principal Plus.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS.

Total Annual Portfolio Operating Expenses                                    Minimum(A)           Maximum
-----------------------------------------                                    ----------           -------
Range of expenses that are deducted from fund assets, including
management fees, Rule 12b-1 fees, and other expenses for contracts             0.76%               1.87%
issued on and after January 28, 2002(B)

Range of expenses that are deducted from fund assets, including
management fees, Rule 12b-1 fees, and other expenses for contracts             0.56%               1.87%
issued prior to January 28, 2002(B)

(A) For contracts issued prior to January 28, 2002, the range of expenses has a lower minimum because the Variable Account invests in a different class of portfolio shares for certain variable investment options available under those contracts. See Appendix F: Product Features Available on Older Contracts for more information.

(B) The minimum and maximum expenses shown do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses for contracts issued on and after January 28, 2002 would be 0.76% and 1.79%, respectively, and for contracts issued prior to January 28, 2002 the minimum and maximum expenses would be 0.56% and 1.79%, respectively. Expense reimbursements may be terminated at any time.

The following table describes the operating expenses for each of the portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2004. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table.

                                                                                              TOTAL
                                                     MANAGEMENT    RULE 12b-1    OTHER        ANNUAL
                   PORTFOLIO                            FEES          FEES      EXPENSES     EXPENSES
---------------------------------------------        ----------    ----------   --------     --------
JOHN HANCOCK TRUST - SERIES II SHARES:
Science & Technology Trust(H)                         1.04%(C)       0.25%        0.07%       1.36%
Pacific Rim Trust(H)                                  0.80%          0.25%        0.28%       1.33%
Health Sciences Trust(H)                              1.05%(C)       0.25%        0.11%       1.41%
Emerging Growth Trust                                 0.80%          0.25%        0.07%       1.12%
Small Cap Growth Trust(A)                             1.08%          0.25%        0.07%       1.40%
Emerging  Small Company Trust(H)                      1.00%          0.25%        0.06%       1.31%
Small Cap Trust(A)                                    0.85%          0.25%        0.07%       1.17%
Small Cap Index Trust(H)                              0.49%          0.25%        0.03%       0.77%
Small Company Trust +                                 1.05%          0.25%        0.57%(A)    1.87%(D)
Dynamic Growth Trust(H)                               0.95%          0.25%        0.07%       1.27%
Mid Cap Stock Trust(H)                                0.86%          0.25%        0.05%       1.16%
Natural Resources Trust                               1.01%          0.25%        0.07%       1.33%
All Cap Growth Trust(H)                               0.89%          0.25%        0.06%       1.20%
Strategic Opportunities Trust(H)                      0.80%          0.25%        0.07%       1.12%
Financial Services Trust(H)                           0.88%(F)       0.25%        0.08%       1.21%
International Opportunities Trust(A)                  1.00%          0.25%        0.20%       1.45%
International Stock Trust (H)                         0.95%          0.25%        0.16%       1.36%
International Small Cap Trust(H)                      1.00%          0.25%        0.19%       1.44%
International Equity Index Trust(A)                   0.55%          0.25%        0.06%       0.86%
Overseas Equity Trust(A)                              0.90%          0.25%        0.17%       1.32%
American International Trust(G)                       0.54%          0.75%        0.08%       1.37%
International Value Trust(H)                          0.87%(E)       0.25%        0.15%       1.27%
Quantitative Mid Cap Trust(H)                         0.75%          0.25%        0.09%       1.09%
Mid Cap Index Trust(H)                                0.49%          0.25%        0.03%       0.77%
Mid Cap Core Trust                                    0.90%          0.25%        0.16%       1.31%
Global Trust(H)                                       0.85%(E)       0.25%        0.15%       1.25%
Capital Appreciation Trust(H)                         0.85%          0.25%        0.07%       1.17%
American Growth Trust(G)                              0.35%          0.75%        0.03%       1.13%
U.S. Global Leaders Growth Trust +                    0.71%          0.25%        0.73%(A)    1.69%(D)
Quantitative All Cap Trust                            0.71%          0.25%        0.05%       1.01%

                                                                                              TOTAL
                                                     MANAGEMENT    RULE 12b-1      OTHER      ANNUAL
                   PORTFOLIO                            FEES          FEES        EXPENSES   EXPENSES
-----------------------------------------------      ----------    ----------     --------   --------
All Cap Core Trust(H)                                 0.80%          0.25%         0.07%      1.12%
Large Cap Growth Trust(H)                             0.85%          0.25%         0.06%      1.16%
Total Stock Market Index Trust(H)                     0.49%          0.25%         0.03%      0.77%
Blue Chip Growth Trust(H)                             0.82%(C)       0.25%         0.04%      1.11%
U.S. Large Cap Trust(H)                               0.82%          0.25%         0.06%      1.13%
Core Equity Trust +                                   0.85%          0.25%         0.06%(A)   1.16%
Strategic Value Trust(H)                              0.85%          0.25%         0.09%      1.19%
Large Cap Value Trust                                 0.85%          0.25%         0.13%      1.23%
Classic Value Trust +                                 0.87%          0.25%         0.56%(A)   1.68%(D)
Utilities Trust(H)                                    0.85%          0.25%         0.25%      1.35%
Real Estate Securities Trust(H)                       0.70%          0.25%         0.05%      1.00%
Small Cap Opportunities Trust                         1.00%          0.25%         0.08%      1.33%
Small Cap Value Trust(A)                              1.08%          0.25%         0.08%      1.41%
Small Company Value Trust(H)                          1.04%(C)       0.25%         0.01%      1.30%
Special Value Trust                                   1.00%          0.25%         0.28%      1.53%
Mid Value Trust                                       1.01%(C)       0.25%         0.07%      1.33%
Mid Cap Value Trust(H)                                0.87%          0.25%         0.05%      1.17%
Value Trust(H)                                        0.74%          0.25%         0.06%      1.05%
All Cap Value Trust(H)                                0.84%          0.25%         0.06%      1.15%
500 Index Trust(H)                                    0.46%          0.25%         0.05%      0.76%
Fundamental Value Trust(H)                            0.84%(F)       0.25%         0.05%      1.14%
Growth & Income Trust(H)                              0.65%          0.25%         0.04%      0.94%
Large Cap Trust(A)                                    0.85%          0.25%         0.15%      1.25%
Quantitative Value Trust +                            0.70%          0.25%         0.08%(A)   1.03%
American Growth-Income Trust(G)                       0.29%          0.75%         0.03%      1.07%
Equity-Income Trust(H)                                0.81%(C)       0.25%         0.05%      1.11%
American Blue Chip Income and Growth Trust(G)         0.45%          0.75%         0.05%      1.25%
Income & Value Trust(H)                               0.79%          0.25%         0.04%      1.08%
Global Allocation Trust(H)                            0.85%          0.25%         0.20%      1.30%
High Yield Trust(H)                                   0.68%          0.25%         0.07%      1.00%
U.S. High Yield Bond Trust(A)                         0.75%          0.25%         0.21%      1.21%
Strategic Bond Trust(H)                               0.70%          0.25%         0.08%      1.03%
Strategic Income Trust +                              0.73%          0.25%         0.46%(A)   1.44%
Global Bond Trust(H)                                  0.70%          0.25%         0.10%      1.05%
Investment Quality Bond Trust(H)                      0.60%          0.25%         0.09%      0.94%
Total Return Trust(H)                                 0.70%          0.25%         0.05%      1.00%
Real Return Bond Trust                                0.70%          0.25%         0.07%      1.02%
Core Bond Trust(A)                                    0.69%          0.25%         0.21%      1.15%
Active Bond Trust(A)                                  0.61%          0.25%         0.04%      0.90%
U.S. Government Securities Trust(H)                   0.62%          0.25%         0.07%      0.94%
Money Market Trust(H)                                 0.48%          0.25%         0.03%      0.76%
Lifestyle Aggressive 1000 Trust(H)                    0.05%          0.25%         1.02%(B)   1.32%
Lifestyle Growth 820 Trust(H)                         0.05%          0.25%         0.95%(B)   1.25%
Lifestyle Balanced 640 Trust(H)                       0.05%          0.25%         0.90%(B)   1.20%
Lifestyle Moderate 460 Trust(H)                       0.05%          0.25%         0.87%(B)   1.17%
Lifestyle Conservative 280 Trust(H)                   0.05%          0.25%         0.79%(B)   1.09%
PIMCO VARIABLE INSURANCE TRUST - CLASS M SHARES:
PIMCO VIT All Asset Portfolio                         0.20%          0.45%         0.88%      1.53%

+ Commencement of operations -- May 3, 2004

(A) Based on estimates for the current fiscal year

(B) Each of the Lifestyle Trusts may invest in all the other Trust portfolios except the American Growth Trust, the American International Trust, the American Blue Chip Income and Growth Trust and the American Growth-Income Trust (the "Underlying Portfolios.") The Total Trust Annual Expenses for the Underlying Portfolios range from 0.28% to 1.44%.

"Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                                                          TOTAL
                                                                                          ANNUAL
                             PORTFOLIO                                 OTHER EXPENSES    EXPENSES
--------------------------------------------------------------------   --------------    --------
Lifestyle Aggressive 1000 Trust                                             1.01%          1.31%
Lifestyle Growth 820 Trust                                                  0.94%          1.24%
Lifestyle Balanced 640 Trust                                                0.89%          1.19%
Lifestyle Moderate 460 Trust                                                0.86%          1.16%
Lifestyle Conservative 280 Trust                                            0.78%          1.08%
This voluntary expense reimbursement may be terminated at any time.

(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust, the Equity-Income Trust, the Mid Value Trust and the Small Company Value Trust. The waiver is based on the combined assets of these portfolios. Once these combined assets exceed specified amounts, the fee reduction is increased. The fee reductions are applied to the advisory fees of each of the six portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:

                                                                       MANAGEMENT        TOTAL ANNUAL
         PORTFOLIO                                                        FEES             EXPENSES
--------------------------                                             ----------        ------------
Science & Technology Trust                                               1.01%               1.33%
Health Sciences Trust                                                    1.02%               1.38%
Blue Chip Growth Trust                                                   0.79%               1.08%
Equity-Income Trust                                                      0.78%               1.08%
Mid Value Trust                                                          0.98%               1.30%
Small Company Value Trust                                                1.01%               1.27%

(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                                                           TOTAL
                                                                                          ANNUAL
                              PORTFOLIO                                OTHER EXPENSES    EXPENSES
---------------------------------------------------------------------  --------------    --------
Small Company Trust                                                         0.49%          1.79%
U.S. Global Leaders Growth Trust                                            0.50%          1.46%
Classic Value Trust                                                         0.50%          1.62%
These voluntary expense reimbursements may be terminated at any time.

(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:


                                                                       MANAGEMENT     TOTAL ANNUAL
                        PORTFOLIO                                         FEES          EXPENSES
---------------------------------------------------------              ----------     ------------
Global Trust                                                             0.80%            1.20%
International Value Trust                                                0.80%            1.20%
These advisory fee waivers may be rescinded at any time.

(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.

                                      BETWEEN $50
                                      MILLION AND   EXCESS OVER
                           FIRST $50     $500          $500
       PORTFOLIO            MILLION*    MILLION*      MILLION*
------------------------   ---------  -----------   -----------
Financial Services Trust     0.85%        0.80%        0.75%
Fundamental Value Trust      0.85%        0.80%        0.75%

*as a percentage of average annual net assets.

If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:

                                     MANAGEMENT   TOTAL ANNUAL
       PORTFOLIO                        FEES        EXPENSES
------------------------             ----------   ------------
Financial Services Trust               0.83%          1.16%
Fundamental Value Trust                0.79%          1.09%

(G) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income) voluntarily reduced investment advisory fees to rate provided by amended agreement effective April 1, 2004. These advisory fee reductions may be terminated at any time. If such advisory fee reductions were reflected, it is estimated that "Management Fees" and "Total Annual Expenses" would be:

                                     MANAGEMENT   TOTAL ANNUAL
          PORTFOLIO                     FEES        EXPENSES
-----------------------------        ----------   ------------
American Growth Trust                   0.34%         1.12%
American International Trust            0.53%         1.36%
American Blue Chip Income and
Growth Trust                            0.44%         1.24%
American Growth-Income Trust            0.28%         1.06%

(H) The Variable Account invests in the Series I class of this portfolio's shares for contracts issued prior to May 13, 2002. See the appendix in this Prospectus entitled "Prior Contracts" for more information.

EXAMPLES

The following six examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fees and expenses. Examples 1 and 2 pertain to currently offered VISION contracts; one with currently offered optional benefit riders and one without. Examples 3 through 6 pertain to previously issued contracts that are eligible to invest in certain variable investment options funded with Series I shares of the John Hancock Trust. .

CURRENTLY OFFERED VISION CONTRACTS. The following example assumes that you invest $10,000 in a contract with the Principal Plus optional rider. The first example also assumes that your investment has a 5% return each year and assumes maximum fees and expenses of any of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1. Maximum portfolio operating expenses- Currently offered VISION contract with optional riders:

                                                     1 YEAR       3 YEARS       5 YEARS        10 YEARS
                                                     ------       -------       -------        --------
If you surrender the contract at the end of the       $433         $1,317        $2,223         $4,526
applicable time period:
If you annuitize, or do not surrender the contract    $433         $1,317        $2,223         $4,526
at the end of the applicable time period:

The next example assumes that you invest $10,000 in a contract, but with no optional riders. This example also assumes that your investment has a 5% return each year and assumes the minimum fees and expenses of any of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 2. Minimum portfolio operating expenses - Currently offered VISION contract with no optional riders:

                                                     1 YEAR       3 YEARS       5 YEARS        10 YEARS
                                                     ------       -------       -------        --------
If you surrender the contract at the end of the       $244         $750          $1,283         $2,734
applicable time period:
If you annuitize, or do not surrender the contract    $244         $750          $1,283         $2,734
at the end of the applicable time period:

PREVIOUSLY ISSUED CONTRACTS (ISSUED FROM NOVEMBER 1996 THROUGH JANUARY, 2002). The third example assumes that you invest $10,000 in a previously issued contract with no optional riders (none are available for contracts issued during this period). This example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the portfolios that are available to such contracts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      Example 3. Maximum portfolio operating expenses - Previously Issued Contracts (November 1996 through January, 2002):

                                                     1 YEAR       3 YEARS       5 YEARS        10 YEARS
                                                     ------       -------       -------        --------
If you surrender the contract at the end of the       $354         $1,078        $1,821         $3,770
applicable time period:
If you annuitize, or do not surrender the contract    $354         $1,078        $1,821         $3,770
at the end of the applicable time period:

Example 4 also assumes that you invest $10,000 in a contract issued during this period. This example assumes that your investment has a 5% return each year and assumes the minimum fees and expenses of any of the portfolios that are available to such contracts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      Example 4. Minimum portfolio operating expenses - Previously Issued Contracts (November 1996 through January, 2002):

                                                     1 YEAR       3 YEARS       5 YEARS        10 YEARS
                                                     ------       -------       -------        --------
If you surrender the contract at the end of the       $224         $690          $1,182         $2,533
applicable time period:
If you annuitize, or do not surrender the contract    $224         $690          $1,182         $2,533
at the end of the applicable time period:

PREVIOUSLY ISSUED CONTRACTS (ISSUED PRIOR TO NOVEMBER 1996). The fifth example assumes that you invest $10,000 in a contract issued prior to November, 1996, but with no optional riders (none are available for contracts issued during this period). This example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the portfolios that are available to such contracts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      Example 5. Maximum portfolio operating expenses - Previously Issued Contracts (Prior to November 1, 1996):

                                                     1 YEAR       3 YEARS       5 YEARS        10 YEARS
                                                     ------       -------       -------        --------
If you surrender the contract at the end of the       $629         $1,360        $1,821         $3,770
applicable time period:
If you annuitize, or do not surrender the contract    $354         $1,078        $1,821         $3,770
at the end of the applicable time period:

Example 6 also assumes that you invest $10,000 in a contract issued during this period. This example also assumes that your investment has a 5% return each year and assumes the minimum fees and expenses of any of the portfolios that are available to such contracts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      Example 6. Minimum portfolio operating expenses - Previously Issued Contracts (Prior to November 1, 1996):

                                                     1 YEAR       3 YEARS       5 YEARS        10 YEARS
                                                     ------       -------       -------        --------
If you surrender the contract at the end of the       $502          $985         $1,182         $2,533
applicable time period:
If you annuitize, or do not surrender the contract    $224          $690         $1,182         $2,533
at the end of the applicable time period:

For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolio which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESS THAN THOSE SHOWN.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR. Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST

JOHN HANCOCK USA

We are an indirect subsidiary of MFC.

We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 601 Congress Street, Boston, Massachusetts 02110-2805. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

John Hancock USA has received the following ratings from independent ratings agencies:

      A++ A.M. Best

      Superior companies have a very strong ability to meet their obligations; 1st category of 16

      AA+ Fitch

      Very strong capacity to meet policyholder and contract obligations; 2nd category of 24

      AA+ Standard & Poor's

      Very strong financial security characteristics; 2nd category of 21

      Aa2 Moody's

      Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of John Hancock USA's ability to honor any guarantees provided by the contract and any applicable optional riders, but do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

We use our Variable Account to invest the contract values you allocate to the Portfolio(s)

The Manufacturers Life Insurance Company of North America ("Manulife North America") established the Variable Account on August 24, 1984 as a separate account under the laws of Michigan. When Manulife North America merged with us on January 1, 2002, we became the owner of the Variable Account and reestablished it as one of our separate accounts under the laws of Delaware. As a result of this merger, we became the owner of all of Manulife North America's assets, including the assets of the Variable Account, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.

The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies.

Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

The Variable Account currently has seventy-seven sub-accounts (some of which are subdivided for Series I and Series II shares). When you allocate a purchase payment or transfer money to a Variable Account investment option, the sub-account purchases shares of a corresponding portfolio (usually with a name similar to that of the sub-account). We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

THE PORTFOLIOS

When you select a Variable Account investment option, we invest your money in a sub-account of the Variable Account which invests in shares of a corresponding Portfolio of the John Hancock Trust (or the PIMCO Variable Insurance Trust with respect to the All Asset Portfolio). The table in the "Summary - Total Annual Portfolio Operating Expenses" section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average daily net assets for 2004, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Variable Account investment options you select.

The John Hancock Trust and the PIMCO Variable Insurance Trust are so-called "series" type mutual funds and each is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") (formerly named "Manufacturers Securities Services, LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Portfolios. We and our affiliate own JHIMS LLC and indirectly benefit from any investment management fees JHIMS LLC retains.

The All Asset Portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.

The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio's assets and paid for the services we or our affiliates provide to that Portfolio. In addition, compensation payments of up to 0.45% of assets may be made by a Portfolio's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Portfolios of the John Hancock Trust for the marketing support services it provides. (See "Distribution of Contracts.") Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Portfolio Operating Expenses table.

The following table contains a general description of the Portfolios that we make available under the contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. You should read the Portfolio's prospectus carefully before investing in the corresponding Variable Account investment option.

        PORTFOLIO             PORTFOLIO MANAGER                     INVESTMENT DESCRIPTION
--------------------------  ---------------------   -------------------------------------------------------
SCIENCE & TECHNOLOGY TRUST  T. Rowe Price           seeks long-term growth of capital by investing, under
                            Associates, Inc.        normal market condition, at least 80% of its net assets
                                                    (plus any borrowings for investment purposes) in common
                                                    stocks of companies expected to benefit from the
                                                    development, advancement, and use of science and
                                                    technology. Current income is incidental to the
                                                    portfolio's objective

PACIFIC RIM TRUST           MFC Global Investment   seeks long-term growth of capital by investing in a
                            Management (U.S.A.)     diversified portfolio that is comprised primarily of
                            Limited                 common stocks and equity-related securities of
                                                    corporations domiciled in countries in the Pacific Rim
                                                    region

HEALTH SCIENCES TRUST       T. Rowe Price           seeks long-term capital appreciation by investing,
                            Associates, Inc.        under normal market conditions, at least 80% of its net
                                                    assets (plus any borrowings for investment purposes) in
                                                    common stocks of companies engaged in the research,
                                                    development, production, or distribution of products or
                                                    services related to health care, medicine, or the life
                                                    sciences (collectively termed "health sciences").

EMERGING GROWTH TRUST       MFC Global Investment   seeks superior long-term rates of return through
                            Management (U.S.A.)     capital appreciation by investing, under normal
                            Limited                 circumstances, primarily in high quality securities and
                                                    convertible instruments of small-cap U.S. companies.

SMALL CAP GROWTH TRUST      Wellington Management   Seeks long-term capital appreciation by investing,
                            Company, LLP            under normal market conditions, primarily in small-cap
                                                    companies that are believed to offer above average
                                                    potential for growth in revenues and earnings.

EMERGING SMALL COMPANY      Franklin Advisers,      seeks long-term growth of capital by investing, under
TRUST                       Inc.                    normal market conditions, at least 80% of its net
                                                    assets (plus any borrowings for investment purposes) in
                                                    common stock equity securities of companies with market
                                                    capitalizations that approximately match the range of
                                                    capitalization of the Russell 2000 Growth Index*
                                                    ("small cap stocks") at the time of purchase.

SMALL CAP TRUST             Independence            Seeks maximum capital appreciation consistent with
                            Investment LLC          reasonable risk to principal by investing, under normal
                                                    market conditions, at least 80% of its net assets in
                                                    equity securities of companies whose market
                                                    capitalization is under $2 billion.

SMALL CAP INDEX TRUST       MFC Global Investment   seeks to approximate the aggregate total return of a
                            Management (U.S.A.)     small cap U.S. domestic equity market index by
                            Limited                 attempting to track the performance of the Russell 2000
                                                    Index.

SMALL COMPANY TRUST         American Century        seeks long-term capital growth by investing, under
                            Investment              normal market conditions, primarily in equity
                            Management, Inc.        securities of smaller-capitalization U.S. companies.
                                                    The subadviser uses quantitative, computer-driven
                                                    models to construct the portfolio of stocks for the
                                                    Small Company Trust.

DYNAMIC GROWTH TRUST        Deutsche Asset          seeks long-term growth of capital by investing in
                            Management Inc.         stocks and other equity securities of medium-sized U.S.
                                                    companies with strong growth potential.

MID CAP STOCK TRUST         Wellington Management   seeks long-term growth of capital by investing
                            Company, LLP            primarily in equity securities of mid-size companies
                                                    with significant capital appreciation potential.

        PORTFOLIO             PORTFOLIO MANAGER                     INVESTMENT DESCRIPTION
--------------------------  ---------------------   -------------------------------------------------------
NATURAL RESOURCES TRUST     Wellington Management   seeks long-term total return by investing, under normal
                            Company, LLP            market conditions, primarily in equity and
                                                    equity-related securities of natural resource-related
                                                    companies worldwide.

ALL CAP GROWTH TRUST        AIM Capital             seeks long-term capital appreciation by investing the
                            Management, Inc.        portfolio's assets under normal market conditions,
                                                    principally in common stocks of companies that are
                                                    likely to benefit from new or innovative products,
                                                    services or processes, as well as those that have
                                                    experienced above average, long-term growth in earnings
                                                    and have excellent prospects for future growth.

STRATEGIC OPPORTUNITIES     Fidelity Management &   seeks growth of capital by investing primarily in
TRUST                       Research Company        common stocks. Investments may include securities of
                                                    domestic and foreign issuers, and growth or value
                                                    stocks or a combination of both.

FINANCIAL SERVICES TRUST    Davis Advisors          seeks growth of capital by investing primarily in
                                                    common stocks of financial companies. During normal
                                                    market conditions, at least 80% of the portfolio's net
                                                    assets (plus any borrowings for investment purposes)
                                                    are invested in companies that are principally engaged
                                                    in financial services. A company is "principally
                                                    engaged" in financial services if it owns financial
                                                    services-related assets constituting at least 50% of
                                                    the value of its total assets, or if at least 50% of
                                                    its revenues are derived from its provision of
                                                    financial services.

INTERNATIONAL               Marisco Capital         seeks long-term growth of capital by investing, under
OPPORTUNITIES TRUST         Management, LLC         normal market conditions, at least 65% of its assets in
                                                    common stocks of foreign companies that are selected
                                                    for their long-term growth potential. The portfolio
                                                    may invest in companies of any size throughout the
                                                    world. The portfolio normally invests in issuers from
                                                    at least three different countries not including the
                                                    U.S. The portfolio may invest in common stocks of
                                                    companies operating in emerging markets.

INTERNATIONAL STOCK TRUST   Deutsche Asset          seeks long-term growth of capital by investing in
                            Management Investment   stocks and other securities with equity characteristics
                            Services Ltd.           of companies located in the developed countries that
                                                    make up the MSCI EAFE Index.

INTERNATIONAL SMALL CAP     Templeton Investment    seeks capital appreciation by investing primarily in
TRUST                       Counsel, Inc.           the common stock of companies located outside the U.S.
                                                    which have total stock market capitalization or annual
                                                    revenues of $1.5 billion or less ("small company
                                                    securities").

INTERNATIONAL EQUITY        SsgA Funds              seeks to track the performance of broad-based equity
INDEX TRUST                 Management, Inc.        indices of foreign companies in developed and emerging
                                                    markets by attempting to track the performance of the
                                                    MSCI All Country World ex-US Index*. (Series I shares
                                                    are available for sale to contracts purchased prior to
                                                    May 13, 2002; Series II shares are available for sale
                                                    to contracts purchased on or after May 13, 2002)

OVERSEAS EQUITY TRUST       Capital Guardian        seeks long-term capital appreciation by investing,
                            Trust Company           under normal market conditions, at least 80% of its
                                                    assets in equity securities of companies outside the
                                                    U.S. in a diversified mix of large established and
                                                    medium-sized foreign companies located primarily in
                                                    developed countries and, to a lesser extent, in
                                                    emerging markets.

        PORTFOLIO             PORTFOLIO MANAGER                     INVESTMENT DESCRIPTION
--------------------------  ---------------------   -------------------------------------------------------
AMERICAN INTERNATIONAL      Capital Research        invests all of its assets in Class 2 shares of the
TRUST                       Management Company      International Fund, a series of American Fund Insurance
                                                    Series. The International Fund invests primarily in
                                                    common stocks of companies located outside the United
                                                    States.

INTERNATIONAL VALUE TRUST   Templeton Investment    seeks long-term growth of capital by investing, under
                            Counsel, Inc.           normal market conditions, primarily in equity
                                                    securities of companies located outside the U.S.,
                                                    including emerging markets.

QUANTITATIVE MID CAP TRUST  MFC Global Investment   seeks long-term growth of capital by investing, under
                            Management (U.S.A.)     normal market conditions, at least 80% of its total
                            Limited                 assets (plus any borrowings for investment purposes) in
                                                    U.S. mid-cap stocks, convertible preferred stocks,
                                                    convertible bonds and warrants.

MID CAP INDEX TRUST         MFC Global Investment   seeks to approximate the aggregate total return of a
                            Management (U.S.A.)     mid cap U.S. domestic equity market index by attempting
                            Limited                 to track the performance of the S&P Mid Cap 400 Index*.

MID CAP CORE TRUST          AIM Capital             seeks long-term growth of capital by investing,
                            Management, Inc.        normally, at least 80% of its assets in equity
                                                    securities, including convertible securities, of
                                                    mid-capitalization companies.

GLOBAL TRUST                Templeton Global        seeks long-term capital appreciation by investing,
                            Advisors Limited        under normal market conditions, at least 80% of its net
                                                    assets (plus any borrowings for investment purposes) in
                                                    equity securities of companies located anywhere in the
                                                    world, including emerging markets.

CAPITAL APPRECIATION TRUST  Jennison Associates     seeks long-term capital growth by investing at least
                            LLC                     65% of its total assets in equity-related securities of
                                                    companies that exceed $1 billion in market
                                                    capitalization and that the subadviser believes have
                                                    above-average growth prospects. These companies are
                                                    generally medium-to-large capitalization companies.

AMERICAN GROWTH TRUST       Capital Research        invests all of its assets in Class 2 shares of the
                            Management Company      Growth Fund, a series of American Fund Insurance
                                                    Series. The Growth Fund invests primarily in common
                                                    stocks of companies that appear to offer superior
                                                    opportunities for growth of capital.

U.S. GLOBAL LEADERS         Sustainable Growth      seeks long-term growth of capital by investing, under
GROWTH TRUST                Advisers, L.P.          normal market conditions, primarily in common stocks of
                                                    "U.S. Global Leaders."

QUANTITATIVE ALL CAP TRUST  MFC Global Investment   seeks long-term growth of capital by investing, under
                            Management (U.S.A.)     normal circumstances, primarily in equity securities of
                            Limited                 U.S. companies. The portfolio will generally focus on
                                                    equity securities of U.S. companies across the three
                                                    market capitalization ranges of large, mid and small.

ALL CAP CORE TRUST          Deutsche Asset          seeks long-term growth of capital by investing
                            Management Inc.         primarily in common stocks and other equity securities
                                                    within all asset classes (small, mid and large cap)
                                                    primarily those within the Russell 3000 Index

LARGE CAP GROWTH TRUST      Fidelity Management &   seeks long-term growth of capital by investing, under
                            Research Company        normal market conditions, at least 80% of its net
                                                    assets (plus any borrowings for investment purposes) in
                                                    equity securities of companies with large market
                                                    capitalizations.

TOTAL STOCK MARKET INDEX    MFC Global Investment   seeks to approximate the aggregate total return of a
TRUST                       Management (U.S.A.)     broad U.S. domestic equity market index by attempting
                            Limited                 to track the performance of the Wilshire 5000 Equity
                                                    Index*

        PORTFOLIO             PORTFOLIO MANAGER                     INVESTMENT DESCRIPTION
--------------------------  ---------------------   -------------------------------------------------------
BLUE CHIP GROWTH TRUST      T. Rowe Price           seeks to achieve long-term growth of capital (current
                            Associates, Inc.        income is a secondary objective) by investing, under
                                                    normal market conditions, at least 80% of the
                                                    portfolio's total assets in the common stocks of large
                                                    and medium-sized blue chip growth companies.  Many of
                                                    the stocks in the portfolio are expected to pay
                                                    dividends.

U.S. LARGE CAP TRUST        Capital Guardian        seeks long-term growth of capital and income by
                            Trust Company           investing the portfolio's assets, under normal market
                                                    conditions, primarily in equity and equity-related
                                                    securities of companies with market capitalization
                                                    greater than $500 million.

CORE EQUITY TRUST           Legg Mason Funds        seeks long-term capital growth by investing, under
                            Management, Inc.        normal market conditions, primarily in equity
                                                    securities that, in the subadviser's opinion, offer the
                                                    potential for capital growth. The subadviser seeks to
                                                    purchase securities at large discounts to the
                                                    subadviser's assessment of their intrinsic value.

STRATEGIC VALUE TRUST       Massachusetts           seeks capital appreciation by investing, under normal
                            Financial Services      market conditions, at least 65% of its net assets in
                            Company                 common stocks and related securities of companies which
                                                    the subadviser believes are undervalued in the market
                                                    relative to their long term potential.

LARGE CAP VALUE TRUST       Mercury Advisors        seeks long-term growth of capital by investing, under
                                                    normal market conditions, primarily in a diversified
                                                    portfolio of equity securities of large cap companies
                                                    located in the U.S.

CLASSIC VALUE TRUST         Pzena Investment        seeks long-term growth of capital by investing, under
                            Management, LLC         normal market conditions, at least 80% of its net
                                                    assets in domestic equity securities.

UTILITIES TRUST             Massachusetts           seeks capital growth and current income (income above
                            Financial Services      that available from a portfolio invested entirely in
                            Company                 equity securities) by investing, under normal market
                                                    conditions, at least 80% of the portfolio's net assets
                                                    (plus any borrowings for investment purposes) in equity
                                                    and debt securities of domestic and foreign companies
                                                    in the utilities industry.

REAL ESTATE SECURITIES      Deutsche Asset          seeks to achieve a combination of long-term capital
TRUST                       Management Inc.         appreciation and current income by investing, under
                                                    normal market conditions, at least 80% of its net
                                                    assets (plus any borrowings for investment purposes) in
                                                    equity securities of real estate investment trusts
                                                    ("REITS") and real estate companies.

SMALL CAP OPPORTUNITIES     Munder Capital          seeks long-term capital appreciation by investing,
TRUST                       Management              under normal circumstances, at least 80% of its assets
                                                    in equity securities of companies with market
                                                    capitalizations within the range of the companies in
                                                    the Russell 2000 Index.

SMALL CAP VALUE TRUST       Wellington Management   seeks long-term capital appreciation by investing,
                            Company, LLP            under normal market conditions, at least 80% of its
                                                    assets in small-cap companies that are believed to be
                                                    undervalued by various measures and offer good
                                                    prospects for capital appreciation.

SMALL COMPANY VALUE         T. Rowe Price           seeks long-term growth of capital by investing, under
                            Associates, Inc.        normal market conditions, primarily in small companies
                                                    whose common stocks are believed to be undervalued.
                                                    Under normal market conditions, the portfolio will
                                                    invest at least 80% of its net assets (plus any
                                                    borrowings for investment purposes) in companies with a
                                                    market capitalization that do not exceed the maximum
                                                    market capitalization of any security in the Russell
                                                    2000 Index* at the time of purchase.

        PORTFOLIO             PORTFOLIO MANAGER                     INVESTMENT DESCRIPTION
--------------------------  ---------------------   -------------------------------------------------------
SPECIAL VALUE               Saloman Brothers        seeks long-term capital growth by investing, under
                            Asset Management Inc    normal circumstances, at least 80% of its net assets in
                                                    common stocks and other equity securities of companies
                                                    whose market capitalization at the time of investment
                                                    is no greater than the market capitalization of
                                                    companies in the Russell 2000 Value Index.

MID VALUE TRUST             T. Rowe Price           seek long-term capital appreciation by investing, under
                            Associates, Inc.        normal market conditions, primarily in a diversified
                                                    mix of common stocks of mid size U.S. companies that
                                                    are believed to be undervalued by various measures and
                                                    offer good prospects for capital appreciation.

MID CAP VALUE               Lord, Abbett & Co       seeks capital appreciation by investing, under normal
                                                    market conditions, at least 80% of the portfolio's net
                                                    assets (plus any borrowings for investment purposes) in
                                                    mid-sized companies, with market capitalization of
                                                    roughly $500 million to $10 billion.

VALUE                       Van Kampen              seeks to realize an above-average total return over a
                                                    market cycle of three to five years, consistent with
                                                    reasonable risk, by investing primarily in equity
                                                    securities of companies with capitalizations similar to
                                                    the market capitalization of companies in the Russell
                                                    Midcap Value Index.

ALL CAP VALUE               Lord, Abbett & Co       seeks capital appreciation by investing in equity
                                                    securities of U.S. and multinational companies in all
                                                    capitalization ranges that the subadviser believes are
                                                    undervalued.

500 INDEX TRUST             MFC Global Investment   seeks to approximate the aggregate total return of a
                            Management (U.S.A.)     broad U.S. domestic equity market index by attempting
                            Limited                 to track the performance of the S&P 500 Composite Stock
                                                    Price Index*.

FUNDAMENTAL VALUE TRUST     Davis Advisors          seeks growth of capital by investing, under normal
                                                    market conditions, primarily in common stocks of U.S.
                                                    companies with market capitalizations of at least $5
                                                    billion that the subadviser believes are undervalued.
                                                    The portfolio may also invest in U.S. companies with
                                                    smaller capitalizations.

GROWTH & INCOME TRUST       Wellington Management   seeks long-term growth of capital and income,
                            Company, LLP            consistent with prudent investment risk, by investing
                                                    primarily in a diversified portfolio of common stocks
                                                    of U.S. issuers which the subadviser believes are of
                                                    high quality.

LARGE CAP TRUST             UBS Global Asset        seeks to maximize total return, consisting of capital
                            Management              appreciation and current income by investing, under
                                                    normal circumstances, at least 80% of its net assets
                                                    (plus borrowings for investment purposes, if any) in
                                                    equity securities of U.S. large capitalization
                                                    companies.

QUANTITATIVE VALUE TRUST    MFC Global Investment   seeks long-term capital appreciation by investing
                            Management (U.S.A.)     primarily in large-cap U.S. securities with the
                            Limited                 potential for long-term growth of capital.

AMERICAN GROWTH  - INCOME   Capital Research        invests all of its assets in Class 2 shares of the
TRUST                       Management Company      Growth-Income Fund, a series of American Fund Insurance
                                                    Series. The Growth-Income Fund invests primarily in
                                                    common stocks or other securities which demonstrate the
                                                    potential for appreciation and/or dividends.

EQUITY-INCOME TRUST         T. Rowe Price           seeks to provide substantial dividend income and also
                            Associates, Inc.        long-term capital appreciation by investing primarily
                                                    in dividend-paying common stocks, particularly of
                                                    established companies with favorable prospects for both
                                                    increasing dividends and capital appreciation.

        PORTFOLIO             PORTFOLIO MANAGER                     INVESTMENT DESCRIPTION
--------------------------  ---------------------   -------------------------------------------------------
AMERICAN BLUE CHIP INCOME   Capital Research        invests all of its assets in Class 2 shares of the Blue
AND GROWTH TRUST            Management Company      Chip Income and Growth Fund, a series of American Fund
                                                    Insurance Series. The Blue Chip Income and Growth Fund
                                                    invests primarily in common stocks of larger, more
                                                    established companies based in the U.S. with market
                                                    capitalizations of $4 billion and above.

INCOME & VALUE TRUST        Capital Guardian        seeks the balanced accomplishment of (a) conservation
                            Trust Company           of principal and (b) long-term growth of capital and
                                                    income by investing the portfolio's assets in both
                                                    equity and fixed-income securities. The subadviser has
                                                    full discretion to determine the allocation between
                                                    equity and fixed income securities.

PIMCO VIT ALL ASSET         Pacific Investment      The portfolio invests primarily in a diversified mix
PORTFOLIO                   Management Company      of: (a) common stocks of large and mid sized U.S.
(a series of the PIMCO                              companies, and (b) bonds with an overall intermediate
Variable Insurance Trust)                           term average maturity.
(only Class M is
available for sale)

GLOBAL ALLOCATION TRUST     UBS Global Asset        seeks total return, consisting of long-term capital
                            Management              appreciation and current income, by investing in equity
                                                    and fixed income securities of issuers located within
                                                    and outside the U.S.

HIGH YIELD TRUST            Saloman Brothers        seeks to realize an above-average total return over a
                            Asset Management Inc    market cycle of three to five years, consistent with
                                                    reasonable risk, by investing primarily in high yield
                                                    debt securities, including corporate bonds and other
                                                    fixed-income securities.

U.S. HIGH YIELD BOND TRUST  Wells Fargo Fund        seeks total return with a high level of current income
                            Management, LLC         by investing, under normal market conditions,
                                                    primarily in below investment-grade debt securities
                                                    (sometimes referred to as "junk bonds" or high yield
                                                    securities). The portfolio also invests in corporate
                                                    debt securities and may buy preferred and other
                                                    convertible securities and bank loans.

STRATEGIC BOND TRUST        Saloman Brothers        seeks a high level of total return consistent with
                            Asset Management Inc    preservation of capital by giving its subadviser broad
                                                    discretion to deploy the portfolio's assets among
                                                    certain segments of the fixed income market as the
                                                    subadviser believes will best contribute to achievement
                                                    of the portfolio's investment objective.

STRATEGIC INCOME TRUST      John Hancock            seeks a high level of current income by investing,
                            Advisers, LLC           under normal market conditions, primarily in foreign
                                                    government and corporate debt securities from developed
                                                    and emerging markets; U.S. Government and agency
                                                    securities; and U.S. high yield bonds.

GLOBAL BOND TRUST           Pacific Investment      seeks to realize maximum total return, consistent with
                            Management Company      preservation of capital and prudent investment
                                                    management by investing the portfolio's assets
                                                    primarily in fixed income securities denominated in
                                                    major foreign currencies, baskets of foreign currencies
                                                    (such as the ECU), and the U.S. dollar.

INVESTMENT QUALITY BOND     Wellington Management   seeks a high level of current income consistent with
TRUST                       Company, LLP            the maintenance of principal and liquidity, by
                                                    investing in a diversified portfolio of investment
                                                    grade bonds and tends to focus its investment on
                                                    corporate bonds and U.S. Government bonds with
                                                    intermediate to longer term maturities. The portfolio
                                                    may also invest up to 20% of its assets in
                                                    non-investment grade fixed income securities.

      PORTFOLIO            PORTFOLIO MANAGER                     INVESTMENT DESCRIPTION
------------------       --------------------    -------------------------------------------------------
TOTAL RETURN TRUST       Pacific Investment      seeks to realize maximum total return, consistent with
                         Management Company      preservation of capital and prudent investment
                                                 management by investing, under normal market
                                                 conditions, at least 65% of the portfolio's assets in a
                                                 diversified portfolio of fixed income securities of
                                                 varying maturities. The average portfolio duration
                                                 will normally vary within a three- to six-year time
                                                 frame based on the subadviser's forecast for interest
                                                 rates.

REAL RETURN BOND TRUST   Pacific Investment      seeks maximum return, consistent with preservation of
                         Management Company      capital and prudent investment management by investing,
                                                 under normal market conditions, at least 80% of its net
                                                 assets in inflation-indexed bonds of varying maturities
                                                 issued by the U.S. and non-U.S. governments and by
                                                 corporations.

CORE BOND TRUST          Wells Fargo Fund        seeks total return consisting of income and capital
                         Management, LLC         appreciation by investing, under normal market
                                                 conditions, in a broad range of investment-grade debt
                                                 securities. The subadviser invests in debt securities
                                                 that the subadviser believes offer attractive yields
                                                 and are undervalued relative to issues of similar
                                                 credit quality and interest rate sensitivity. From
                                                 time to time, the portfolio may also invest in unrated
                                                 bonds that the subadviser believes are comparable to
                                                 investment-grade debt securities. Under normal
                                                 circumstances, the subadviser expects to maintain an
                                                 overall effective duration range between 4 and 5 1/2
                                                 years.

ACTIVE BOND TRUST        Declaration             seek income and capital appreciation by investing at
                         Management & Research   least 80% of its assets in a diversified mix of debt
                         LLC                     securities and instruments.

                         John Hancock
                         Advisers, LLC

U.S. GOVERNMENT          Saloman Brothers        seeks a high level of current income consistent with
SECURITIES TRUST         Asset Management Inc    preservation of capital and maintenance of liquidity,
                                                 by investing in debt obligations and mortgage-backed
                                                 securities issued or guaranteed by the U.S. Government,
                                                 its agencies or instrumentalities and derivative
                                                 securities such as collateralized mortgage obligations
                                                 backed by such securities.

MONEY MARKET TRUST       MFC Global Investment   seeks maximum current income consistent with
                         Management (U.S.A.)     preservation of principal and liquidity by investing in
                         Limited                 high quality money market instruments with maturities
                                                 of 397 days or less issued primarily by U. S. entities.

LIFESTYLE AGGRESSIVE     MFC Global Investment   seeks to provide long-term growth of capital (current
1000 TRUST               Management (U.S.A.)     income is not a consideration) by investing 100% of the
                         Limited                 Lifestyle Trust's assets in other portfolios of the
                                                 Trust ("Underlying Portfolios") which invest primarily
                         Deutsche Asset          in equity securities.
                         Management Inc.

LIFESTYLE GROWTH 820     MFC Global Investment   seeks to provide long-term growth of capital with
TRUST                    Management (U.S.A.)     consideration also given to current income by investing
                         Limited                 approximately 20% of the Lifestyle Trust's assets in
                                                 Underlying Portfolios which invest primarily in fixed
                         Deutsche Asset          income securities and approximately 80% of its assets
                         Management Inc.         in Underlying Portfolios which invest primarily in
                                                 equity securities.

LIFESTYLE BALANCED       MFC Global Investment   seeks to provide a balance between a high level of
640 TRUST                Management (U.S.A.)     current income and growth of capital with a greater
                         Limited                 emphasis given to capital growth by investing

      PORTFOLIO            PORTFOLIO MANAGER                     INVESTMENT DESCRIPTION
---------------------    --------------------    -------------------------------------------------------
                                                 approximately 40% of the Lifestyle Trust's assets in
                                                 Underlying Portfolios which invest primarily in fixed
                         Deutsche Asset          income securities and approximately 60% of its assets
                         Management Inc.         in Underlying Portfolios which invest primarily in
                                                 equity securities.

LIFESTYLE MODERATE       MFC Global Investment   seeks to provide a balance between a high level of
460 TRUST                Management (U.S.A.)     current income and growth of capital with a greater
                         Limited                 emphasis given to current income by investing
                                                 approximately 60% of the Lifestyle Trust's assets in
                         Deutsche Asset          Underlying Portfolios which invest primarily in fixed
                         Management Inc.         income securities and approximately 40% of its assets
                                                 in Underlying Portfolios which invest primarily in
                                                 equity securities.

LIFESTYLE                MFC Global Investment   seeks to provide a high level of current income with
CONSERVATIVE             Management (U.S.A.)     some consideration also given to growth of capital by
280 TRUST                Limited                 investing approximately 80% of the Lifestyle Trust's
                                                 assets in Underlying Portfolios which invest primarily
                         Deutsche Asset          in fixed income securities and approximately 20% of its
                         Management Inc.         assets in Underlying Portfolios which invest primarily
                                                 in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex USIndex" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

You bear the investment risk of any portfolio you choose as an investment for your contract. A full description of each portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the portfolio's prospectuses. The portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.

If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

You instruct us how to vote Portfolio shares.

We will vote shares of the portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest in the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

DESCRIPTION OF THE CONTRACT

ELIGIBLE PLANS

The contract may be issued to fund plans qualifying for special income tax treatment under the Internal Revenue Code of 1986, as amended (the "CODE"), such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see

"QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

Initial purchase payments usually must be at least $25,000, subsequent ones at least $1,000, and total payments no more than $1 million (without our approval).

Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $1,000 (except for qualified plans where the minimum is $30). Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

Effective October 23, 2001 and until further notice, we must approve the issuance of any contract to a corporation and additional purchase payments by a corporation must be pre-approved by us.

We may reduce or eliminate the minimum initial purchase payment requirement, upon your request, in the following circumstances:

      - You purchase your contract through a 1035 exchange or a qualified plan transfer of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum initial purchase payment requirement AND prior to John Hancock USA's receipt of such 1035 monies, the value drops below the applicable minimum initial purchase payment requirement due to market conditions.

      - You purchase more than one new contract and such contracts cannot be combined AND the average initial purchase payment for these new contracts is equal to or greater than $50,000.

      - You and your spouse each purchase at least one new contract AND the average initial purchase payment for the new contract(s) is equal to or greater than $50,000.

      - You purchase multiple contracts issued in conjunction with a written Retirement Savings Plan (either qualified or non-qualified), for the benefit of plan participants AND the annuitant under each contract is a plan participant AND the average initial purchase payment for these new contracts is equal to or greater than $50,000.

If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

      - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

      - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone or internet if you comply with our telephone and electronic transactions procedures described below).

ACCUMULATION UNITS

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.

During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

      - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

      - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses.

TRANSFERS AMONG INVESTMENT OPTIONS

During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (See "TELEPHONE AND ELECTRONIC TRANSACTIONS"). Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

We have adopted a policy and procedures to restrict frequent transfers of contract value among variable investment options.

Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among variable investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose the variable investment options underlying a portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage a portfolio in accordance with its investment objective and policies), both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for the Variable Account to restrict transfers to two per calendar month per contract, with certain exceptions, and procedures to count the number of transfers made under a contract. Under the current procedures of the Variable Account, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a portfolio are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a fixed account option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying portfolios and
(d) transfers made during the pay-out period (these transfers are subject to a 30 day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under the Variable Account's policy and procedures, Contract owners may transfer to a Money Market investment option even if the two transfer per month limit has been reached if 100% of the contract value in all variable investment options is transferred to that Money Market investment option. If such a transfer to a Money Market investment option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market investment option to another variable account investment option may be made. We apply the Variable Account's policy and procedures uniformly to all contract owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

      -     restricting the number of transfers made during a defined period,

      -     restricting the dollar amount of transfers,

      - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

      -     restricting transfers into and out of certain subaccounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long term investors.

MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE AND ELECTRONIC TRANSACTIONS

We permit you to make certain types of transactions by telephone or electronically through the internet.

When you purchase a contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us:

      -     By calling us at 1-800-344-1029, or

      - By the internet (electronically) through our website at www.johnhancockannuities.com

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

      -     Any loss or theft of your password, or

      -     Any unauthorized use of your password

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Valuation Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING.

Dollar Cost Averaging and Asset Rebalancing programs are available.

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any variable account investment option or the one year fixed account investment option to other variable account investment options until the amount in the investment option from which the transfer is made is exhausted.

From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

For rebalancing programs will only be permitted on the following time schedules:

      - quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);

      - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

      - annually on December 26th (or the next business day if December 26th is not a business day).

For asset rebalancing programs begun prior to the date of this prospectus, please refer to Appendix F.

WITHDRAWALS

You may withdraw all or a portion of your contract value, but may incur tax liability as a result.

During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus any unpaid loans and any applicable administration fee and withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

      -     trading on the New York Stock Exchange is restricted,

      - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Withdrawals from the contract may be subject to income tax and a 10% penalty tax (See "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix E "Qualified Plan Types").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

Systematic "Income Plan" withdrawals are available.

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 20% of the purchase payments made. If additional withdrawals, outside the IP program, are taken from a contract in the same contract year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceed are subject to a withdrawal charge. The IP is not available to contracts participating in the DCA program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain an appropriate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.

DEATH BENEFIT DURING THE ACCUMULATION PERIOD

See Appendix D for information on different death benefit provisions applicable to certain prior contracts and to contracts sold in the state of Washington.

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix E "Qualified Plan Types").

AMOUNT OF DEATH BENEFIT. If any owner dies the Death Benefit will be the greater of:

      -     the contract value; or

      -     the Minimum Death Benefit

If there is any debt, the death benefit equals the amount described above less the debt under the contract.

1. If any owner dies on or prior to their 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the Minimum Death Benefit will equal the excess of (i) over (ii) where:

      (i) equals the sum of each purchase payment accumulated daily, at the equivalent of 5% per year, starting on the date each purchase payment is allocated to the contract; and

      (ii) equals the sum of any amounts deducted in connection with partial withdrawals, accumulated daily at the equivalent of 5% per year, starting on the date each such deduction occurs.

2. If any owner dies after their 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the Minimum Death Benefit will equal the excess of (i) over (ii) where:

      (i)   equals the sum of all purchase payments; and

      (ii) equals the sum of any amounts deducted in connection with partial withdrawals.

3. If any owner dies and the oldest owner had an attained age of 81 or greater on the contract date, the Minimum Death Benefit will be the contract value.

For purposes of calculating the Minimum Death Benefit under 1 or 2 above, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii) where (i) is equal to the Minimum Death Benefit prior to the withdrawal, and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

In no event will the Minimum Death Benefit payable under 1, 2, or 3 exceed $10 million.

For contracts issued prior to the date of this prospectus please refer to Appendix F.

PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms from all beneficiaries at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office:

      -     a certified copy of a death certificate;

      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death or

      -     any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

      -     The beneficiary will become the contract owner.

      - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

      -     No additional purchase payments may be made.

      -     Withdrawal charges will be waived for all future distributions.

      - If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

      - If the deceased owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in the determination of the spouse's death benefit.

      - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

      - If any contract owner dies and the oldest owner had an attained age of less than 81 on the date as of which the contract is issued, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, any applicable withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).

Please see Optional Benefits for a discussion of benefits available to beneficiaries under each optional benefit

If any annuitant is changed and any contract owner is not a natural person, the entire interest (contract value) in the contract must be distributed to the contract owner within five years.

A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity benefit payments from us.

GENERAL

You or your beneficiary may elect to have any amounts that we are obligated to pay you or your beneficiary on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).

Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. IRS regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.

Please read the description of each annuity option carefully. In general, a nonrefund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the nonrefund life annuity option.

The following annuity options are guaranteed in the contract.

      OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

      OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options, which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. Partial Surrenders are permitted after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT

The first variable annuity benefit payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. Contract value used to determine annuity benefit payments will be reduced by any applicable premium taxes.

The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity benefit payment will be. See Appendix D for information on assumed interest rates applicable to certain contracts no longer being issued and contracts issued in the state of Washington.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

Variable annuity benefit payments after the first one will be based on the investment performance of the variable account investment options selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each variable account investment option by the annuity unit value of that variable account investment option (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each variable account investment option is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity benefit payment is due, and the resulting amounts for each variable account investment option are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made).

The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the next investment factor is less than the assumed interest rate, the payment amount will decrease.

A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity benefit payment.

TRANSFERS DURING PAY-OUT PERIOD

Some transfers are permitted during the pay-out period, but subject to different limitations than during the accumulation period.

Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

RIGHT TO REVIEW

You have a ten-day right to cancel your contract.

You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the valuation period during which we receive your returned contract.

No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

(Applicable to Residents of California Only)

Residents in California age 60 and greater may cancel the contract by returning it to our Annuity Service Office or agent at any time within 30 days after receiving it. If you cancel the contract during this 30 day period and your purchase payments were allocated to a fixed account investment option or the Money-Market investment option, we will pay you the original amount of your purchase payments. If your purchase payments were allocated to a Variable Account investment option (other than the Money Market portfolio), we will pay you the contract value, (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

Your purchase payments will be placed in either (a) the fixed account investment option, (b) the Money Market investment option or (c) in one or more of the Variable Account investment options, based upon your instructions on the application. If you do not instruct us otherwise, we will place your payments in the Money Market investment option.

OWNERSHIP

You are entitled to exercise all rights under your contract.

The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract, may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. An addition or substitution of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

The "annuitant" is either you or someone you designate.

The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The annuitant is entitled to receive all annuity benefit payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant. The Annuitant becomes the owner of the contract at the Maturity Date.

If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

BENEFICIARY

The "beneficiary" is the person you designate to receive the death benefit if you die.

The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, Treasury Department regulations may limit designations of beneficiaries.

MODIFICATION

We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED ACCOUNT INVESTMENT OPTION

SECURITIES REGISTRATION. Interests in the fixed account investment option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment option nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment option and the general account nonetheless may be required by the federal securities laws to be accurate.

For contracts issued on or after January 22, 2002, the fixed account investment option is not available. See Appendix F for information on the fixed account.

LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS." (see FEDERAL TAX MATTERS-QUALIFIED RETIREMENT PLANS LOANS"). THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF THE PRINCIPAL PLUS OPTIONAL BENEFIT IS ELECTED.

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above).

The amount of each fixed annuity benefit payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of fixed annuity benefit payments.

OPTIONAL BENEFITS

PRINCIPAL PLUS

Principal Plus provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. Principal Plus may not be available through all distribution partners. You may elect Principal Plus at the time the contract is issued, provided:

      - Principal Plus is available for sale in the state where the contract is sold;

      -     you have not selected T-PRO;

      - your entire contract value is invested in accordance with the investment options available with Principal Plus;

      - the oldest owner has not yet attained age 81 (for Qualified contracts only).

      - the oldest owner has not yet attained age 86 (for Non-Qualified contracts only).

We reserve the right to accept or refuse to issue Principal Plus at our sole discretion. Once Principal Plus is elected, its effective date will be the Contract Date and it is irrevocable. If you elect Principal Plus, an additional annual fee of 0.30% (as a percentage of Adjusted GWB) is imposed. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value (see "Principal Plus Fee" below).

Prior to discussing how Principal Plus works, it is important for you to understand the following definitions:

Guaranteed Withdrawal     -      The total amount available for future periodic
       Balance                   withdrawals  under Principal Plus.
        "GWB"
                          -      The initial GWB is equal to your initial
                                 payment(s).

Guaranteed Withdrawal     -      The amount guaranteed to be available each
        amount                   contract year for withdrawal under Principal
        "GWB"                    Plus until the GWB is depleted.

                          -      The initial GWA is equal to 5% of the
                                 initial GWB.

Principal Plus guarantees that each Contract Year you may take withdrawals up to an amount equal to the GWA until your GWB is depleted, even if your contract value reduces to zero. Please note the following features of Principal Plus:

      - If you choose not to withdraw the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

      - If you choose not to withdraw at all during certain Contract Years, the GWB will increase by a Bonus. (See "Calculation of GWB - Bonus.")

      - If you choose to withdraw more than the GWA in any Contract Year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under Principal Plus to an amount less than the sum of all purchase payments. (See "Calculation of GWB - Effect of Withdrawals.")

      - If you choose to make withdrawals up to the Life Expectancy Amount, as defined under Principal Plus, the GWB will not be automatically reset even if such distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

      - If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. (See "Calculation of GWB - Step-Up.")

For purposes of this discussion of Principal Plus, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

Withdrawals under Principal Plus will reduce the contract value by the amount withdrawn and will be subject to the same conditions, limitations, and restrictions as withdrawals otherwise made under the contract. Withdrawals under Principal Plus will reduce the death benefit like any other withdrawal. (See Death Benefit During Accumulation Period.) If total withdrawals during a Contract Year are less than or equal to the GWA (or the Life Expectancy Amount, if applicable), then Withdrawal Charges applicable to such withdrawals will be waived. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or the Life Expectancy Amount, if applicable) or if total withdrawals during a Contract Year have already exceeded such amount, then Withdrawal Charges applicable to such withdrawal will apply.

SINCE THE BENEFIT OF PRINCIPAL PLUS IS ACCESSED THROUGH WITHDRAWALS, THE PURCHASE OF PRINCIPAL PLUS MAY NOT BE APPROPRIATE FOR OWNERS WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. PRIOR TO ELECTING PRINCIPAL PLUS, PLEASE CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH PRINCIPAL PLUS.

ADDITIONAL PURCHASE PAYMENTS. On or after the first Contract Anniversary, no additional purchase payments will be accepted without our prior approval that either:

      -     exceed $100,000 or

      - cause the total of all additional purchase payments received since the first Contract Anniversary to exceed $100,000.

For Qualified Contracts, in addition to the above restrictions on purchase payments, no additional purchase payments will be accepted after the owner's (or joint owner's) attained age 81. If your contract is to be issued as an IRA and you intend to add Principal Plus to your contract, you should note that, under tax law, no contribution, except rollover contributions, may be made to your IRA for the year that you attain age 70-1/2 and subsequent years. If these rules apply to you, please consult with your tax advisor prior to electing Principal Plus. FOR ALL CONTRACTS, NOTWITHSTANDING THE ABOVE, WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY.

CALCULATION OF GWB. As stated above, the initial GWB equals the amount of your initial purchase payment(s) to the contract. Each time an additional purchase payment is received, the GWB will increase by the amount of that additional purchase payment. As described below, the GWB will also increase as a result of a Bonus or a Step-Up and will decrease as a result of a withdrawal. In no event will the GWB exceed $5,000,000. The GWB cannot be withdrawn in a lump sum.

Bonus. During the first 5 Contract Years ("Bonus Period"), if no withdrawals are taken during a particular Contract Year, then the GWB will increase on the following Contract Anniversary by an amount equal to

5% of total purchase payments to the contract. If however, the GWB was previously Stepped-Up (see "Step-Up" below) and/or reset (see "Effect of Withdrawals" below) then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of the GWB immediately after the latest Step-Up or reset, increased by any purchase payments received since such latest Step-Up or reset. The effects of a Bonus on the GWA are described below in "Calculation of GWA - Bonus."

Step-Up. The Step-Up Dates are every 3rd (e.g. 3rd, 6th, 9th ...etc.) Contract Anniversary after the Contract Date, up to and including the 30th Contract Anniversary. Within 30 days following each Step-Up Date, you may elect to increase ("Step-Up") the GWB if the contract value on the Step-Up Date is greater than the GWB on that date. If you elect to Step-Up, the GWB will Step-Up to an amount equal to the contract value on that Step-Up Date. If you do not elect to Step-Up, you will be able to Step-Up the GWB on the next available Step-Up Date. If you elect to Step-Up, the Principal Plus fee will be based on the Stepped-Up value and we reserve the right to increase the Principal Plus fee. (See "Principal Plus Fee.") The effects of a Step-Up on the GWA are described below in the "Calculation of GWA - Step-Up."

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWB will decrease by the amount of the withdrawals. The effect of a withdrawal less than or equal to the GWA that reduces the contract value to zero is described in "Settlement Phase."

If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWB will be automatically reset to equal the lesser of:

      -     the contract value immediately after the withdrawal; or

      - the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

The effect of a withdrawal greater than the GWA that reduces the contract value to zero is described in "Rider Fee" and "Termination." The effects of a withdrawal on the GWA are described below in the "Calculation of GWA - Effect of Withdrawals."

Notwithstanding the reset discussion above, a reset of the GWB will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

CALCULATION OF GWA. As stated above, the initial GWA is equal to 5% of the initial GWB. Each time an additional purchase payment is received, the GWA will equal the greater of:

      -     the GWA immediately prior to the purchase payment; or

      -     the lesser of:

            -     5% of the GWB immediately after the purchase payment; or

            - the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment.

As described below, the GWA may also increase as a result of a Step-Up of the GWB and may decrease as a result of a withdrawal.

Bonus. Upon the GWB being increased by a Bonus, the GWA will equal the greater of:

      -     the GWA immediately prior to the Bonus; or

      -     5% of the GWB immediately after the Bonus.

Step-Up. Upon a Step-Up of the GWB, the GWA will equal the greater of:

      -     the GWA immediately prior to the Step-Up of the GWB; or

      -     5% of the GWB immediately after the Step-Up of the GWB.

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWA does not change as a result of the withdrawal. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWA will be automatically reset to equal the lesser of:

      -     the GWA immediately prior to the withdrawal; or

      -     5% of the greater of:

            -     the contract value immediately after the withdrawal; or

            -     the GWB immediately after the withdrawal.

Notwithstanding the reset discussion above, a reset of the GWA will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

LIFE EXPECTANCY DISTRIBUTIONS. As discussed above, a reset of the GWB and the GWA will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. Life Expectancy Distributions must be requested in writing, in a form acceptable to us. For purposes of Principal Plus, Life Expectancy Distributions are distributions within a calendar year that:

      - are part of a series of substantially equal periodic payments over the Owner's Life Expectancy (or, if applicable, the joint Life Expectancy of the owner and the owner's spouse) (hereinafter collectively referred to as the owner's Life Expectancy); and

      -     are paid to the owner:

            - pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the owner (hereinafter referred to as "Pre-59 1/2 Distributions"); or

            - pursuant to Code Section 72(s)(2) upon the request of the owner (hereinafter referred to as "Non-Qualified Death Benefit Stretch Distributions"); or

            - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (hereinafter referred to as "Qualified Death Benefit Stretch Distributions" and "Required Minimum Distributions"); and

      - do not exceed the Company's Life Expectancy Amount, as defined herein, for the applicable year.

For purposes of this "Life Expectancy Distributions" provision, references to owner also include the Beneficiary, as applicable.

The Company's Life Expectancy Amount for each year is equal to the greater of:

      - the contract value as of the applicable date divided by the owner's Life Expectancy as described below; or

      - the GWB as of the applicable date divided by the owner's Life Expectancy as described below.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2004, issued under the relevant section of the Code referred to above.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined by the Company as of the following dates:

      - the owner's birthday that occurs during the calendar year in which the Life Expectancy Distribution applies (for Pre 59 1/2 Distributions and Required Minimum Distributions); or

      - the owner's birthday that occurs during the calendar year in which the owner's Life Expectancy Distributions first commenced (or, when required by regulations, the calendar year after the calendar year of the original owner's death) reduced by the number of years that the Life Expectancy Distributions have already occurred (for Qualified Death Benefit Stretch Distributions and Non-Qualified Death Benefit Stretch Distributions.)

WE RESERVE THE RIGHT TO MAKE ANY CHANGES NECESSARY TO COMPLY WITH THE CODE AND TREASURY REGULATIONS.

THE LIFE EXPECTANCY AMOUNT CALCULATION PROVIDED UNDER PRINCIPAL PLUS IS BASED ON THE COMPANY'S UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW AS OF MARCH 1, 2004 APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. IN THE FUTURE, THE REQUIREMENTS UNDER TAX LAW FOR SUCH DISTRIBUTIONS MAY CHANGE AND THE LIFE EXPECTANCY AMOUNT CALCULATION PROVIDED UNDER PRINCIPAL PLUS MAY NOT BE SUFFICIENT TO SATISFY THE REQUIREMENTS UNDER TAX LAW FOR THESE TYPES OF DISTRIBUTIONS. IN SUCH A SITUATION, AMOUNTS WITHDRAWN TO SATISFY SUCH DISTRIBUTION REQUIREMENTS WILL EXCEED THE LIFE EXPECTANCY AMOUNT AND MAY RESULT IN A RESET OF THE GWB AND THE GWA. PLEASE DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING PRINCIPAL PLUS.

SETTLEMENT PHASE. If a withdrawal (a) does not cause total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, but the GWB immediately after the withdrawal is still greater than zero, then Principal Plus will enter its settlement phase. The contract will continue but all other rights and benefits under the contract, including death benefits, will terminate and additional purchase payments will not be accepted. The Principal Plus fee will not be deducted during Principal Plus's settlement phase.

During Principal Plus's settlement phase, each Contract Year until the GWB is depleted, settlement payments that total an amount no greater than the GWA, or Life Expectancy Distributions if applicable, will automatically be paid to you. (See "Life Expectancy Distributions.") If however, the GWA or the Life Expectancy Distribution, if applicable, exceeds the GWB, then the settlement payment for that Contract Year will be limited to the GWB. The settlement payments will be paid no less frequently than annually. If any owner dies during Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

EFFECT OF PAYMENT OF DEATH BENEFIT. If you die prior to the Maturity Date and before the GWB is depleted, and if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract, Principal Plus will continue. If Principal Plus continues, the Principal Plus fee will continue. (See "Principal Plus Fee.") In this scenario, the Beneficiary does not have the option to terminate the Principal Plus rider. If Principal Plus continues, within 30 days following the date the death benefit was determined under the contract, the Beneficiary has the option to elect to Step-Up the GWB if the death benefit on the date the death benefit was determined was greater than the GWB on that date. (See "Calculation of GWB - Step-Up.")

If the Beneficiary is the deceased owner's spouse, such Beneficiary is eligible for any remaining Bonuses and any Step-Ups. However, any such remaining Bonuses will be calculated and applied on future anniversaries of the date the death benefit was determined instead of the original Contract Anniversary dates. Remaining eligible Step-Up Dates will also be measured beginning from the date the death benefit was determined but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date. When withdrawals deplete the contract value to zero, if the GWB is still greater than zero, then Principal Plus enters its settlement phase. (See "Settlement Phase.")

If the Beneficiary is not the deceased owner's spouse, such Beneficiary is not eligible for any remaining Bonuses and Step-Ups. When death benefit distributions deplete the death benefit to zero, if the GWB is still greater than zero, then Principal Plus enters its settlement phase. (See "Settlement Phase.")

INVESTMENT OPTIONS.

If you elect Principal Plus, you must invest 100% of your contract value at all times:

      (a) in one or more of the Portfolios currently available with Principal Plus (see "Portfolios Available with Principal Plus" below); or

      (b) in a manner consistent with any of the Model Allocations currently available with Principal Plus (see "Model Allocations Available with Principal Plus" below.)

If you select (a) above, you may allocate your monies to any one of the Portfolios currently available with Principal Plus or in any combination of such Portfolios. If you use our Dollar Cost Averaging ("DCA") program from the Money Market Portfolio or the DCA fixed account investment option in connection with Portfolios currently available with Principal Plus, you will be considered to have met (a) above.

If you select (b) above, you must allocate your entire contract value to one of the Model Allocations currently available with Principal Plus and you must rebalance your entire contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation. If you use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation, you will be considered to have met (b) above. Note if you select a Model Allocation you may not dollar cost average from the Money Market Portfolio pursuant to our DCA program.

You may transfer between (a) and (b), or vice versa, on any date, provided 100% of your contract value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH PRINCIPAL PLUS IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Portfolios Available with Principal Plus. The following Portfolios are currently available with Principal Plus:

                                 PORTFOLIO NAME
                               Money Market Trust
                           Lifestyle Growth 820 Trust
                          Lifestyle Balanced 640 Trust
                          Lifestyle Moderate 460 Trust
                        Lifestyle Conservative 280 Trust

FOR MORE INFORMATION REGARDING THESE PORTFOLIOS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIOS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" SECTION OF THIS PROSPECTUS AS WELL AS THE ACCOMPANYING PORTFOLIO PROSPECTUSES. THE PORTFOLIO PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING.

Model Allocations Available with Principal Plus. The following Model Allocations are currently available with Principal Plus:

                               PERCENTAGE
                           ALLOCATION OF EACH
                          PORTFOLIO WITHIN THE
  MODEL ALLOCATION NAME     MODEL ALLOCATION          PORTFOLIO NAME
------------------------  --------------------  ----------------------------
Core Holdings of America           25%          American Growth-Income Trust
                                   25%          American Growth Trust
                                   15%          American International Trust
                                   35%          Active Bond Trust

Value Strategy                     30%          Equity-Income Trust
                                   30%          Core Equity Trust
                                   20%          Active Bond Trust
                                   20%          Strategic Bond Trust

                               PERCENTAGE
                           ALLOCATION OF EACH
                          PORTFOLIO WITHIN THE
  MODEL ALLOCATION NAME     MODEL ALLOCATION          PORTFOLIO NAME
------------------------  --------------------  -----------------------------
Growth Blend                       40%          Blue Chip Growth Trust
                                   20%          Active Bond Trust
                                   20%          American Growth-Income Trust
                                   20%          Strategic Bond Trust

Global Balanced                    30%          Fundamental Value Trust
                                   20%          Global Bond Trust
                                   25%          Global Allocation Trust
                                   25%          American International Trust

Blue Chip Balanced                 30%          American Growth Trust
                                   30%          American Growth-Income Trust
                                   40%          Investment Quality Bond Trust

If you elect one of the above Model Allocations, we will automatically rebalance your allocations to the percentages specified above on a quarterly basis.

IF YOU SELECT ONE OF THE MODEL ALLOCATIONS AVAILABLE WITH PRINCIPAL PLUS THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT PORTFOLIOS REFERENCED ABOVE. YOUR INVESTMENT IN THE PORTFOLIOS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH PORTFOLIO THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH PORTFOLIO'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH PORTFOLIO, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIO" SECTION OF THIS PROSPECTUS AS WELL AS THE ACCOMPANYING PORTFOLIO PROSPECTUS. THE PORTFOLIO PROSPECTUSES SHOULD BE READ MORE CAREFULLY BEFORE INVESTING.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. Current transfer restrictions are described above. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restrictions. Any amounts previously allocated to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages allocated to certain investment options, to require that certain investment options be chosen in conjunction with other investment options, to limit transfers between existing investment options and/or to require periodic rebalancing of existing variable investment accounts to the required percentages.

Special Rules for Applications Received Prior to April 30, 2005. For applications received prior to April 30, 2005 the Model Allocations listed below were among the available Investment Options. These Model Allocations are no longer available for new contracts issued with Principal Plus. If you do not have allocations in one of these Model Allocations as of April 30, 2005 then these Model Allocations are no longer available to you. In this case, the Model Allocations currently available with Principal Plus are the only Model Allocations available to you (see Principal Plus - Investment Options).

If you have allocations in one of the Model Allocations listed below as of April 30, 2005, then that Model Allocation remains available to you subject to the following requirements.

      - If you choose to remain in the Model Allocation in which you are currently invested, you must continue to rebalance your entire contract value to that Model Allocation on a quarterly basis and you may continue to allocate new Payments to such Model Allocation.

      - If you are currently participating in our DCA program and are dollar cost averaging from the DCA fixed account investment option into the Model Allocation, such DCA program may continue and new Payments may be allocated to such Model Allocation.

      - You may transfer monies out of the Model Allocation in which you are currently invested to the investment options described in "Principal Plus - Investment Options", provided 100% of such monies are transferred. If such a transfer is made, the investment options described in "Principal Plus - Investment Options" become the available investment options and the formerly available Model Allocation will no longer be available to you for transfers or Payments.

Model Allocations Available with Principal Plus prior to April 30, 2005

                                         PERCENTAGE
                                     ALLOCATION OF EACH
                                    PORTFOLIO WITHIN THE
      MODEL ALLOCATION NAME           MODEL ALLOCATION         PORTFOLIO NAME
---------------------------------   --------------------   --------------------------------
CoreSolution                                34%            Strategic Income Trust
                                            33%            U.S. Global Leaders Growth Trust
                                            33%            Classic Value Trust

Value Blend                                 40%            Equity-Income Trust
(Available for contracts with               20%            American Growth Trust
Principal Plus purchased prior to           20%            Active Bond Trust
June 1, 2004)                               20%            Strategic Bond Trust

Global                                      30%            Global Bond Trust
(Available for contracts with               20%            U.S. Large Cap Trust
Principal Plus purchased prior to           20%            Blue Chip Growth Trust
June 1, 2004)                               30%            International Value Trust

TERMINATION. The owner may not terminate Principal Plus. However, Principal Plus will terminate automatically upon the earliest of:

      -     depletion of the GWB;

      -     the Maturity Date;

      - when a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;

      - depletion of the contract value, unless Principal Plus is in its Settlement Phase; or

      -     termination of the contract.

PRINCIPAL PLUS FEE. To compensate us for assuming risks associated with Principal Plus, we charge an annual fee on each Contract Anniversary. The Principal Plus fee is equal to 0.30% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. The Principal Plus fee is withdrawn from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. The Principal Plus fee will not be deducted during Principal Plus's settlement phase or after the Maturity Date.

WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE PRINCIPAL PLUS FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the Principal Plus fee from the amount otherwise payable. The Principal Plus fee will be determined based on the Adjusted GWB. For purposes of determining the Principal Plus fee, a total withdrawal will be deemed to have been taken on the date the death benefit is determined and once the Maturity Date is reached.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus continues, for purposes of this "Principal Plus Fee" discussion, the anniversaries of the date the death benefit was determined will be considered to be the Contract Anniversaries.

EXAMPLES. Example 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the GWA are taken in each of the first 20 Contract Years and the owner does not elect to Step-Up the GWB.

                                                     GWB ON
               PURCHASE         WITHDRAWAL          CONTRACT
CONTRACT YEAR  PAYMENTS   GWA      TAKEN    BONUS  ANNIVERSARY
-------------  --------  -----  ----------  -----  -----------
At issue        100,000                              100,000
   1                  0  5,000     5,000      0       95,000
   2                  0  5,000     5,000      0       90,000
   3                  0  5,000     5,000      0       85,000
   4                  0  5,000     5,000      0       80,000
   5                  0  5,000     5,000      0       75,000
  10                  0  5,000     5,000      0       50,000
  20                  0  5,000     5,000      0            0

Example 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and the owner does not elect to Step-Up the GWB.

                         GWA AFTER                       GWB ON
               PURCHASE  PURCHASE   WITHDRAWAL          CONTRACT
CONTRACT YEAR  PAYMENTS   PAYMENT      TAKEN    BONUS  ANNIVERSARY
-------------  --------  ---------  ----------  -----  -----------
At issue        100,000                                  100,000
   1                  0    5,000           0    5,000    105,000
   2             10,000    5,750           0    5,500    120,500
   3                  0    6,025       6,025        0    114,475
   4                  0    6,025           0    5,500    119,975
   5                  0    6,025           0    5,500    125,475

Example 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the GWB at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset).

                                                HYPOTHETICAL
                           GWA                 CONTRACT VALUE
                          AFTER                 ON CONTRACT             GWB ON
               PURCHASE  PURCHASE  WITHDRAWAL   ANNIVERSARY            CONTRACT
CONTRACT YEAR  PAYMENTS  PAYMENT     TAKEN      PRIOR TO FEE   BONUS  ANNIVERSARY
-------------  --------  --------  ----------  --------------  -----  -----------
At issue        100,000                                                 100,000
   1                  0    5,000      5,000        102,000       0       95,000
   2                  0    5,000      5,000        103,828       0       90,000
   3                  0    5,000      5,000        105,781       0      105,781
   4                  0    5,289      5,289         94,946       0      100,492
   5                  0    5,289     10,000         79,898       0       79,898

THE ADDITION OF PRINCIPAL PLUS TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT. FURTHERMORE, PRINCIPAL PLUS CONTAINS AGE CAPS AND LIMITATIONS ON CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES. THESE CAPS AND LIMITATIONS SHOULD BE CONSIDERED WHEN DETERMINING THE SUITABILITY OF PRINCIPAL PLUS, ESPECIALLY AT OLDER AGES.

TRIPLE PROTECTION DEATH BENEFIT

The optional Triple Protection Death Benefit ("T-PRO") provides a death benefit, upon the death of any owner prior to the Maturity Date. Under T-PRO, no death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. T-PRO may not be available through all distribution partners. You may elect T-PRO at the time the contract is issued, provided:

      -     T-PRO is available for sale in the state where the contract is sold;

      -     the oldest owner has not yet attained age 71; and

      -     none of the following optional riders have been selected: Principal
            Plus.

We reserve the right to accept or reject an owner's selection of T-PRO at our sole discretion. Without limiting the foregoing, we reserve the right to refuse to issue T-PRO on multiple contracts involving the same individual(s).

Once T-PRO is elected, it is irrevocable. If T-PRO is elected, the death benefit paid under T-PRO replaces any death benefit paid under the terms of the contract. T-PRO has an additional annual fee of 0.50% (as a percentage of the T-PRO Death Benefit. (See "T-PRO Fee" below.) Once T-PRO is elected, the owner may only be changed to an individual that is the same age or younger than the oldest current owner.

THE ADDITION OF T-PRO TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT. FURTHERMORE, THE BENEFITS PROVIDED BY T-PRO HAVE AGE CAPS AND LIMITATIONS THAT LIMIT THE BENEFITS PROVIDED BY T-PRO AT CERTAIN AGES AND VALUES. THESE CAPS AND LIMITATIONS SHOULD BE CONSIDERED WHEN DETERMINING THE SUITABILITY OF T-PRO, ESPECIALLY AT OLDER AGES OR FOR LARGER PAYMENTS.

The death benefit paid under T-PRO ("T-PRO DEATH BENEFIT") is determined as of the date on which written notice and proof of death and all required forms are received at the Company's Annuity Service Office in good order. The amount of the T-PRO Death Benefit is equal to:

The Enhanced Earnings Death Benefit factor plus the greatest of:

      -     the contract value;

      -     the Return of Purchase Payments Death Benefit Factor;

      -     the Annual Step Death Benefit Factor; or

      -     the Graded Death Benefit Factor.

WE MAY OFFER OTHER OPTIONAL RIDERS WHOSE BENEFITS AND THE NAMES OF SUCH BENEFITS ARE SIMILAR TO THE T-PRO DEATH BENEFIT FACTORS REFERENCED ABOVE. IT SHOULD BE NOTED THAT THESE OTHER OPTIONAL RIDERS ARE SEPARATE AND DISTINCT FROM THE T-PRO DEATH BENEFIT FACTORS REFERENCED ABOVE, THEY CONTAIN SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.

If there is any Debt, the T-PRO Death Benefit equals the amount described above less Debt under the contract.

If the Beneficiary is the deceased owner's spouse, and the T-PRO Death Benefit is not taken in one sum immediately, the contract and T-PRO will continue with the surviving spouse as the new owner. Upon the death of the surviving spouse prior to the Maturity Date, a second T-PRO Death Benefit will be paid and the entire interest in the contract must be distributed to the new Beneficiary in accordance with the provisions of the contract.

For purposes of calculating the second T-PRO Death Benefit, payable upon the death of the surviving spouse:

      - The T-PRO Death Benefit paid upon the first owner's death ("first T-PRO Death Benefit") is not treated as a purchase payment to the contract.

      - In determining the Enhanced Earnings Death Benefit Factor (see "Enhanced Earnings Death Benefit Factor" below), on the date the first T-PRO Death Benefit was paid, the Earnings Basis is reset to equal the first T-PRO Death Benefit. The Earnings Basis will be increased for any purchase payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first T-PRO Death Benefit was paid. All purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date the first T-PRO Death Benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.

      - In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and (d) the Graded Death Benefit Factor), all purchase payments and all withdrawals before and after the date the first T-PRO Death Benefit was paid will be considered.

Return of Purchase Payments Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all purchase payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals. (See "Withdrawal Reductions" below.)

Enhanced Earnings Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Enhanced Earnings Death Benefit factor is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of the T-PRO rider. For purposes of the Enhanced Earnings Death Benefit Factor calculation, Earnings is equal to the contract value minus the Earnings Basis. The Earnings Basis is equal to 150% of each purchase payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. (See example and "Withdrawal Reductions" below.)

The Maximum Enhanced Earnings Death Benefit Factor is equal to 100% of the Earnings Basis.

Example. Assume a single purchase payment of $100,000 is made into the contract, no additional purchase payments are made and there are no partial withdrawals. Assume the contract value on the date the T-PRO Death Benefit is determined is equal to $175,000:

      -     Earnings Basis is equal to 150% of $100,000 or $150,000.

      - Earnings is equal to $175,000 minus $150,000 or $25,000. NOTE THAT FOR PURPOSES OF T-PRO, EARNINGS ARE ALWAYS LESS THAN THE EXCESS OF ACCOUNT VALUE OVER PAYMENTS. IN THIS EXAMPLE, THEY ARE LESS THAN $75,000 (OR $175,000 MINUS $100,000).

      - Enhanced Earnings Death Benefit Factor is equal to 50% of $25,000 or $12,500.

Annual Step Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of T-PRO but prior to the oldest owner's attained age
81. The Anniversary Value is equal to the contract value on a Contract Anniversary increased by all purchase payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary. (See "Withdrawal Reductions" below.)

Graded Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where

1) is equal to the sum of each purchase payment multiplied by the applicable Payment Multiplier obtained from the table below:

  NUMBER OF COMPLETE YEARS
PAYMENT HAS BEEN IN CONTRACT  PAYMENT MULTIPLIER*
----------------------------  -------------------
             0                        100%
             1                        110%
             2                        120%
             3                        130%
             4                        140%
             5                        150%

*If a purchase payment is received on or after the oldest owner's attained age 71, the Payment Multiplier equals 100% in all years. THUS, FOR PURCHASE PAYMENTS MADE ON OR AFTER THE OLDEST OWNER REACHES ATTAINED AGE 71, THE BENEFIT PROVIDED BY THE GRADED DEATH BENEFIT FACTOR IS EQUAL TO THE BENEFIT PROVIDED BY THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR.

2) is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on purchase payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than purchase payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.

Withdrawal Reductions. If total partial withdrawals taken during a contract year are less than or equal to 5% of total purchase payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the contract value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by T-PRO are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent purchase payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Example. Illustrated below is an example of the T-PRO Death Benefit based on hypothetical contract values. Assume a single purchase payment of $100,000 is made into the contract, no additional purchase payments are made and there are no partial withdrawals.

DEATH OCCURS            GRADED   ANNUAL STEP    ENHANCED
   WITHIN                DEATH      DEATH       EARNINGS      T-PRO
  CONTRACT    CONTRACT  BENEFIT    BENEFIT    DEATH BENEFIT   DEATH
    YEAR        VALUE    FACTOR    FACTOR        FACTOR      BENEFIT
------------  --------  -------  -----------  -------------  --------
      2         98,750  110,000    100,000             0      110,000
      4        100,970  130,000    100,970             0      130,000
      6        140,600  150,000    140,600             0      150,000
     10        174,700  150,000    174,700        12,350      187,050
     14        140,100  150,000    174,700             0      174,700

INVESTMENT OPTIONS. At the current time, there are no additional investment option restrictions imposed when T-PRO is chosen.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY THE OWNER IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no new purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed investment options may be renewed subject to terms of the contract.

TERMINATION OF T-PRO RIDER. The owner may not terminate T-PRO. However, T-PRO will terminate automatically upon the earliest of:

      -     the date the contract terminates;

      -     the Maturity Date; or

      - the later of the date on which the T-PRO Death Benefit is paid, or the date on which the second T-PRO Death Benefit is paid, if the contract and T-PRO are continued by the surviving spouse after the death of the original owner.

T-PRO FEE. Prior to termination of T-PRO, on each Contract Anniversary, the T-PRO fee is calculated by multiplying 0.50% by the T-PRO Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the T-PRO fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the T-PRO fee from the amount paid upon withdrawal. The T-PRO fee will be determined based on the T-PRO Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the T-PRO fee, the commencement of annuity benefit payments shall be treated as a total withdrawal.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without T-PRO) may have on your plan (see APPENDIX E to the prospectus). Please consult your tax advisor.

CHARGES AND DEDUCTIONS

Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity benefit payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the portfolios that are described in the accompanying portfolio prospectuses. For information on the Optional Benefit Fees, see "OPTIONAL BENEFITS" above.

ADMINISTRATION FEES

We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks, assuming no optional riders are elected.

A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. The fee is designed to compensate us for administering the contracts and operating the Variable Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

If your contract value falls below $10,000 as a result of a partial withdrawal, we may deduct an annual administration fee of $30 as partial compensation for administrative expenses. The fee will be deducted on the last day of each contract year. It will be withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract value is withdrawn on other than the last day of any contract year, the fee will be deducted from the amount paid.

DISTRIBUTION FEE

A daily fee in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts and cannot be increased during the life of the contract.

MORTALITY AND EXPENSE RISKS CHARGE

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. Under the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

The amount of the charges and deductions may be reduced or eliminated for certain contracts. These contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

      - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

      - The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

      - The nature of the group or class for which the contracts are being purchased will be considered including the expected persistency, mortality or morbidity risks associated with the group or class of contracts.

      - Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

      - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

      - There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. The withdrawal charge will be eliminated when a contract is issued to officers, trustees, directors or employees (or a relative thereof) of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

      -     establishment or maintenance of the Variable Account,

      -     receipt of purchase payments,

      -     issuance of the contracts, or

      - commencement or continuance of annuity benefit payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity benefit payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 4.0% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix C for a table of State Premium Taxes.

FEDERAL TAX MATTERS

INTRODUCTION

The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be subject to federal, state, or local taxes on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

Gains inside the contract are usually tax deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment

Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity benefit payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

      - the contract must be owned by an individual (or treated as owned by an individual),

      - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations

      - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

      - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

      - contracts acquired by an estate of a decedent by reason of the death of the decedent,

      -     certain qualified contracts,

      - certain contracts purchased by employers upon the termination of certain qualified plans,

      - certain contracts used in connection with structured settlement agreements, and

      - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

Although we do not control the investments of the portfolios, we expect that the portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets.

A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty subaccounts.

The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets (and thus not taxable on the income and gains). For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards may be set forth in future regulations or rulings. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account. There is no assurance such efforts will be successful, however.

DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

In the case of a partial withdrawal before the payout period commences, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

The contract provides a death benefit and optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the contract value exceeds the investment in the contract. There is some uncertainty regarding the effect that certain optional benefits, e.g., the Principal Plus Rider, might have on the amount that is treated as the contract value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits are treated for this purpose.

There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

A portion of each annuity payment is usually taxable as ordinary in-come.

Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT."

In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

      (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

      (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.

Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

      - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

      - if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above, or

      - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

      - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

      - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

Withdrawals and annuity benefit payments prior to age 59 1/2 may incur a 10% penalty tax

There is a 10% IRS penalty tax on the taxable amount of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:

      - received on or after the date on which the contract owner reaches age 59-1/2;

      - attributable to the contract owner becoming disabled (as defined in the tax law);

      - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

      - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

Special tax provisions apply to qualified plans. Consult your tax advisor prior to using a contract with a qualified plan

The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix D to this Prospectus. Appendix D also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. In addition, the presence of the death benefit or an optional benefit, such as the Principal Plus Rider, may increase the amount of the required minimum distribution that must be made under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. The amount that must be distributed each year is computed on the basis of the owner's age and the value of the contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the contract. In the case of certain other qualified plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

      - received on or after the date on which the contract owner reaches age 59 1/2,

      - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans or governmental deferred compensation plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Before you receive an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF THE PRINCIPAL PLUS OPTIONAL BENEFIT IS ELECTED. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

We may be required to withhold amounts from some payments for Federal income taxes.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

SPECIAL CONSIDERATIONS FOR PUERTO RICO ANNUITY CONTRACTS

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a contract not purchased to fund a tax qualified plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the contract and the annuitant's life expectancy. Generally, Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a competent tax adviser before purchasing an annuity contract.

GENERAL MATTERS

We may advertise our investment performance.

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

      - termination of employment in the Texas public institutions of higher education,

      -     retirement,

      -     death, or

      -     the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

We pay compensation for sales of the contracts.

DISTRIBUTION OF CONTRACTS

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the contracts offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain variable investment options under the contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the contracts directly to potential purchasers. These affiliated broker-dealers include Essex National Securities, Inc. and Signator Investors, Inc.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the contracts. The individual representative who sells you a contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the contracts described in this prospectus that they would not pay in connection with the sale of other contracts issued by unaffiliated companies.

A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to contracts that have already been purchased.

STANDARD COMPENSATION. The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed, 2.5% of purchase payments plus, beginning one year after each purchase payment, ongoing compensation at an annual rate of up to 1.20% of the values of the contracts attributable to such purchase payments. This compensation is not paid directly by contract owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the contract. (See CHARGES AND DEDUCTIONS.)

ADDITIONAL COMPENSATION AND REVENUE SHARING. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, JH Distributors directly or indirectly may make additional payments in the form of cash, other special compensation or reimbursement of expenses to selling broker-dealers. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

DIFFERENTIAL COMPENSATION. Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a contract.

CONTRACT OWNER INQUIRIES

Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 55230, Boston, Massachusetts 02205-5230.

CONFIRMATION STATEMENTS

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor JHD LLC are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

VOTING INTEREST

As stated above, we will vote shares of the portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits and fixed account guarantees.

                            APPENDIX A: SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD: The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payment(s) are typically made to the contract by the owner.

ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT: Any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

ANNUITY OPTION: The method you select (or as specified in the contract if no selection is made) for annuity benefit payments from us to the annuitant.

ANNUITY SERVICE OFFICE: The mailing address of the service office is P.O. Box 55230, Boston, Massachusetts 02205-5230.

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified on the contract specifications page, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business and the net asset value of the portfolios is determined.

COMMUTED VALUE: The present value of any remaining guaranteed annuity benefit payments.

CONTINGENT BENEFICIARY: The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT ANNIVERSARY: The anniversary of the contract date.

CONTRACT DATE: The date of issue of the contract.

CONTRACT VALUE: The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

DEBT: Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

DUE PROOF OF DEATH: Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at our Annuity Service Office:

      -     A certified copy of a death certificate;

      - A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     Any other proof satisfactory to us.

FIXED ANNUITY: An annuity option with payments the amount of which we guarantee.

GENERAL ACCOUNT: All of our assets other than assets in separate accounts such as the Variable Account.

INVESTMENT ACCOUNT: An account we establish for you which represents your interest in an investment option during the accumulation period.

INVESTMENT ACCOUNT VALUE: The value of your allocation to an investment account.

INVESTMENT OPTIONS: The investment choices available to contract owners.

LOAN ACCOUNT: The portion of our general account that is used for collateral for a loan.

MATURITY DATE: The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

NET PURCHASE PAYMENT: The purchase payment less the amount of premium tax, if any.

NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified on the contract specifications page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

PAY-OUT PERIOD: The pay-out period is the period when we make annuity benefit payments to you.

PORTFOLIO: A separate investment portfolio in which the Variable Account invests, or of any successor mutual fund.

PURCHASE PAYMENT: An amount you pay to us as consideration for the benefits provided by the contract.

QUALIFIED CONTRACTS: Contracts issued under qualified plans.

QUALIFIED PLANS: Retirement plans which receive favorable tax treatment under
Section 401, 403, 408 408A, or 457 of the Code.

SEPARATE ACCOUNT: A segregated account that we establish that is not commingled with our general assets and obligations.

SUB-ACCOUNT(S): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

VALUATION PERIOD: Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

VARIABLE ANNUITY: An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

            APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

Effective November 1, 1996, no withdrawal charge will be imposed on withdrawals from contracts issued on or after November 1, 1996.

EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                                                                WITHDRAWAL CHARGE
CONTRACT    HYPOTHETICAL   FREE WITHDRAWAL       PAYMENTS      ------------------
  YEAR     CONTRACT VALUE       AMOUNT          LIQUIDATED     PERCENT     AMOUNT
--------   --------------  ---------------      ----------     -------     ------
    1          55,000            5,000(A)         50,000          3%        1,500
    2          50,500            5,000(B)         45,500          3%        1,365
    3          60,000           10,000(C)         50,000          3%        1,500
    4          70,000           20,000(D)         50,000          0%            0

During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total purchase payments made under the contract less any prior partial withdrawals in that contract year.

(A) In the first contract year the earnings under the contract and 10% of purchase payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 purchase payment is liquidated and the withdrawal charge is assessed against such liquidated purchase payment (contract value less free withdrawal amount)

(B) In the example for the second contract year, the accumulated earnings of $500 is less than 10% of purchase payments, therefore the free withdrawal amount is equal to 10% of purchase payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to purchase payments liquidated (contract value less free withdrawal amount).

(C) In the example for the third contract year, the accumulated earnings of $10,000 is greater than 10% of purchase payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the purchase payments liquidated (contract value less free withdrawal amount).

(D) There is no withdrawal charge on any purchase payments liquidated that have been in the contract for at least 3 years.

EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.

                                                                          WITHDRAWAL CHARGE
 HYPOTHETICAL    PARTIAL WITHDRAWAL  FREE WITHDRAWAL     PAYMENTS         -----------------
CONTRACT VALUE        REQUESTED          AMOUNT         LIQUIDATED        PERCENT    AMOUNT
--------------   ------------------  ---------------    ----------        -------    ------
    65,000              2,000            15,000(A)             0            3%           0
    49,000              5,000             3,000(B)         2,000            3%           0
    52,000              7,000             4,000(C)         3,000            3%          90
    44,000              8,000                 0(D)         8,000            3%         240

The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated purchase payments (accumulated earnings), or 10% of purchase payments less 100% of all prior withdrawals in that contract year.

(A) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of purchase payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the free withdrawal amount so no purchase payments are liquidated and no withdrawal charge applies.

(B) The contract has negative accumulated earnings ($49,000-$50,000), so the free withdrawal amount is limited to 10% of purchase payments less all prior withdrawals. Since $2,000 has already been withdrawn earlier in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $48,000

(C) The contract has increased in value to $52,000. The unliquidated purchase payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of purchase payments less prior withdrawals ($5,000-$2,000-$5,000<0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $45,000.

(D) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of purchase payments ($5,000) has already been utilized. The full amount of $8,000 will result in purchase payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of purchase payments would be available again for withdrawal requests during that year.

                         APPENDIX C: STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.

                                             TAX RATE
                            ------------------------------------------------
    STATE                   QUALIFIED CONTRACTS      NON-QUALIFIED CONTRACTS
--------------              -------------------      -----------------------
CALIFORNIA                         0.50%                      2.35%
GUAM                               4.00%                      4.00%
MAINE(A)                           0.00%                      2.00%
NEVADA                             0.00%                      3.50%
PUERTO RICO                        1.00%                      1.00%
SOUTH DAKOTA(A)                    0.00%                      1.25%
WEST VIRGINIA                      1.00%                      1.00%
WYOMING                            0.00%                      1.00%

(A) We pay premium tax paid upon receipt of premium.

                           APPENDIX D: PRIOR CONTRACTS
                                 (VV CONTRACTS)

PRIOR CONTRACTS. This Appendix sets forth the principal differences between the Vision contract and a class of variable annuity contracts ("PRIOR CONTRACTS" or "VV CONTRACTS") which were previously sold in other states during the period April, 1993 to March, 1998 and later in the state of Washington. The principal differences between the contract offered by this Prospectus and the VV contract relate to the death benefit provisions.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

See Appendix F for the total annual portfolio operating expenses that apply to these prior contracts.

DEATH BENEFIT PROVISIONS UNDER PRIOR CONTRACTS.

DEATH OF LAST SURVIVING ANNUITANT (WHERE THE ANNUITANT WAS NOT AN OWNER) We will pay the minimum death benefit (minus any unpaid loans) to the beneficiary if:

      -     the annuitant dies before the maturity date,

      -     the annuitant is not an owner,

      -     there is no surviving co-annuitant, and

      -     no owner of the contract is a non-natural person.

If any owner of the contract is a non-natural person, the death or change of any annuitant is treated as the death of an owner. The beneficiary may elect to:

      - receive payment (either as a lump sum or in accordance with any annuity option described in the contract) or

      - continue the contract, as its owner, with the contract value on the date due proof of death and all required claim forms are received, equal to the minimum death benefit.

An election to receive the minimum death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. In general, a beneficiary who continues the contract will nonetheless be treated for Federal income tax purposes as if he or she had received the minimum death benefit.

DEATH OF OWNER. Deceased Owner (Who was the Last-Surviving Annuitant): We will pay the minimum death benefit, less any unpaid loans, to the beneficiary if:

      -     an owner dies before the maturity date,

      -     the deceased owner is an annuitant, and

      -     there is no surviving co-annuitant.

If the contract is a non-qualified contract, after the owner's death, the beneficiary's entire interest must be distributed within five years unless:

      - the beneficiary elects to receive his or her interest as an annuity which begins within one year of the owner's death and is paid over the beneficiary's life or over a period not extending beyond the beneficiary's life expectancy or

      - the beneficiary is the deceased owner's surviving spouse and elects to continue the contract, as its owner, with the contract value on the date due proof of death and all required claim forms are received, equal to the minimum death benefit.

An election to receive the minimum death benefit as an annuity must be made within 60 days after the date on which the death benefit first becomes payable. If the spouse continues the contract, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. For purposes of this paragraph, in determining the minimum death benefit, withdrawal charges (applicable when an annuitant either dies after the first of the month following his or her 85th birthday or when the annuitant had attained age 81 or greater on the contract date -- see "Minimum Death Benefit") will be taken into account, but only when the minimum death benefit is paid and only if such charges would have applied if the payment had been made to the deceased owner at that time.

Deceased Owner (Who was Not the Last-Surviving Annuitant and There Are No Surviving Owners): We will transfer the interest in the contract to the successor owner (the person, persons, or entity to become the contract owner if the contract owner dies prior to the maturity date) if:

      -     an owner dies before the maturity date,

      -     any annuitant survives, and

      -     there are no surviving owners,

If the contract is a non-qualified contract, after the owner's death, the successor owner's entire interest in the contract must be distributed within five years unless:

      - the successor owner elects to receive payment of the interest in the contract as an annuity which begins within one year of the owner's death and is paid over the successor owner's life or over a period not extending beyond the successor owner's life expectancy or

      - the successor owner is the deceased owner's surviving spouse and elects to continue the contract, as its owner, with the contract value on the date due proof of death and all required claim forms are received, equal to the interest in the contract.

An election to receive the interest in the contract as an annuity must be made within 60 days after the date on which the death benefit first becomes payable. If the spouse continues the contract, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. If the deceased contract owner had not attained age 81 on the contract date, the interest in the contract equals the contract value. If the deceased contract owner had attained age 81 on the contract date, the interest in the contract also equals the contract value, but such interest may be subject to applicable withdrawal charges when any amounts are actually paid. The successor owner's right to the interest in the contract does not affect the annuitant designations in the contract, although the successor owner may change such designations after acquiring the interest in the contract.

Deceased Owner (Who was Not the Last-Surviving Annuitant and There Are Surviving Owners): We will transfer the interest in the contract to the surviving owner if:

      -     an owner dies before the maturity date,

      -     any annuitant survives, and

      -     there is a surviving owner,

The amount of this interest and the rights and restrictions attendant to this transfer are the same as those described in the immediately preceding paragraph, except that "surviving owner" should be substituted for "successor owner," wherever these terms appear.

Non-Natural Owners: If any owner of a non-qualified contract is not an individual, the death or change of any annuitant will be treated as the death of an owner (who was not the last-surviving annuitant), unless the last-surviving annuitant has actually died in which case the death will be treated as the death of an owner (who is the last-surviving annuitant).

Application of Distributed Amounts Towards the Purchase of a New Contract: A beneficiary, successor owner, or surviving owner, as the case may be, may apply amounts required to be distributed towards the purchase of a new contract.

In general, if such distributed amounts are so applied, the beneficiary, successor owner, or surviving owner will be treated for Federal income tax purposes as if he or she had received these distributed amounts.

Minimum Death Benefit. If the last surviving annuitant dies on or before the first of the month following his or her 85th birthday and had an attained age of less than 81 years on the contract date, the minimum death benefit will be equal to the greater of:

      - the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or

      -     the excess of:

            - the sum of each purchase payment accumulated daily, at the equivalent of 5% per year, starting on the date each purchase payment is allocated to the contract, with a maximum accumulation of two times each purchase payment, over

            - the sum of each withdrawal or annuitized amount, including any applicable withdrawal charges, accumulated daily at a rate equivalent to 5% per year, starting as of the date of each such withdrawal or annuitization, with a maximum accumulation of two times each such withdrawal or annuitization amount.

If the last surviving annuitant dies after the -first of the month following his or her 85th birthday and had an attained age of less than 81 years on the contract date, the minimum death benefit will be equal to the greater of:

      - the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or

      -     the excess of:

            -     the sum of all purchase payments over

            - the sum of any amounts deducted in connection with partial withdrawals.

If the last surviving annuitant dies and the Annuitant had an attained age of 81 or greater on the contract date, the minimum death benefit payable on due proof of death and receipt of all required claim forms will equal the amount payable on total withdrawal.

OTHER CONTRACT PROVISIONS. Annuity Tables Assumed Interest Rate. A 4% assumed interest rate is built into the annuity tables in the prior contract used to determine the first variable annuity payment to be made under that contract.

FIXED ACCOUNT INVESTMENT OPTIONS. The fixed account is not available to contracts issued in the state of Washington.

TABLES OF ACCUMULATION UNIT VALUES. See Appendix U for Accumulation Unit Values for prior contracts

                        APPENDIX E: QUALIFIED PLAN TYPES

Set forth below are brief descriptions of the types of qualified plans in connection with which we may issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions. Persons intending to use the contract with qualified plans should consult their tax advisor.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.

The contract may be issued with certain death benefit or an optional benefit such as the Principal Plus Rider. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as the Principal Plus Rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other contracts subject to the minimum distribution rules.

SIMPLE IRAS. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), if the contract is issued with certain death benefit or an optional benefit such as the Principal Plus Rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the minimum distribution rules. Employers intending to use the contract in connection with such plans should seek competent advice.

ROTH IRAS. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

      -     made after the owner attains age 59 1/2;

      -     made after the owner's death;

      -     attributable to the owner being disabled; or

      -     a qualified first-time homebuyer distribution within the meaning of
            Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans. As described above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as the Principal Plus Rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. If the contract is issued with certain death benefit or an optional benefit such as the Principal Plus Rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice

TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If the contract is issued with certain death benefit or an optional benefit such as the Principal Plus Rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      -     earnings on those contributions, and

      - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

            APPENDIX F: PRODUCT FEATURES AVAILABLE ON OLDER CONTRACTS

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

For contracts issued prior to January 28, 2002:

The next table describes the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the contract. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(A)     MINIMUM(B)     MAXIMUM
--------------------------------------------     ----------     -------
Range of expenses that are deducted from fund
assets, including management fees, Rule
12b-1 fees, and other expenses                      0.56%        1.87%

(A) The minimum and maximum expenses shown do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.56% and 1.79% respectively. Expense reimbursements may be terminated at any time.

The following table describes the operating expenses for each of the portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2004. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table.

                                                                                                  TOTAL
                                                      MANAGEMENT     RULE 12B-1      OTHER        ANNUAL
              PORTFOLIO                                  FEES           FEES        EXPENSES     EXPENSES
-------------------------------------                 ----------     ----------     --------     --------
JOHN HANCOCK TRUST - SERIES I SHARES:
Science & Technology Trust                               1.04%(C)       0.05%        0.07%        1.16%
Pacific Rim Trust                                        0.80%          0.05%        0.28%        1.13%
Health Sciences Trust                                    1.05%(C)       0.05%        0.11%        1.21%
Emerging  Small Company Trust                            1.00%          0.05%        0.06%        1.11%
Small Cap Index Trust                                    0.49%          0.05%        0.03%        0.57%
Dynamic Growth Trust                                     0.95%          0.05%        0.07%        1.07%
Mid Cap Stock Trust                                      0.86%          0.05%        0.05%        0.96%
All Cap Growth Trust                                     0.89%          0.05%        0.06%        1.00%
Strategic Opportunities Trust                            0.80%          0.05%        0.07%        0.92%
Financial Services Trust                                 0.88%(F)       0.05%        0.08%        1.01%
International Stock Trust                                0.95%          0.05%        0.16%        1.16%
International Small Cap Trust                            1.00%          0.05%        0.19%        1.24%
International Value Trust                                0.87%(E)       0.05%        0.15%        1.07%
Quantitative Mid Cap Trust                               0.75%          0.05%        0.09%        0.89%
Mid Cap Index Trust                                      0.49%          0.05%        0.03%        0.57%
Global Trust                                             0.85%(E)       0.05%        0.15%        1.05%
Capital Appreciation Trust                               0.85%          0.05%        0.07%        0.97%
All Cap Core Trust                                       0.80%          0.05%        0.07%        0.92%
Large Cap Growth Trust                                   0.85%          0.05%        0.06%        0.96%
Total Stock Market Index Trust                           0.49%          0.05%        0.03%        0.57%
Blue Chip Growth Trust                                   0.82%(C)       0.05%        0.04%        0.91%
U.S. Large Cap Trust                                     0.82%          0.05%        0.06%        0.93%
Strategic Value Trust                                    0.85%          0.05%        0.09%        0.99%
Utilities Trust                                          0.85%          0.05%        0.25%        1.15%
Real Estate Securities Trust                             0.70%          0.05%        0.05%        0.80%
Small Company Value Trust                                1.04%(C)       0.05%        0.01%        1.10%
Mid Cap Value Trust                                      0.87%          0.05%        0.05%        0.97%
Value Trust                                              0.74%          0.05%        0.06%        0.85%
All Cap Value Trust                                      0.84%          0.05%        0.06%        0.95%
500 Index Trust                                          0.46%          0.05%        0.05%        0.56%
Fundamental Value Trust                                  0.84%(F)       0.05%        0.05%        0.94%
Growth & Income Trust                                    0.65%          0.05%        0.04%        0.74%

                                                                                                  TOTAL
                                                      MANAGEMENT     RULE 12B-1      OTHER        ANNUAL
                    PORTFOLIO                            FEES           FEES        EXPENSES     EXPENSES
-------------------------------------------------    ----------     ----------     --------     --------
Equity-Income Trust                                      0.81%(C)       0.05%        0.05%        0.91%
Income & Value Trust                                     0.79%          0.05%        0.04%        0.88%
Global Allocation Trust                                  0.85%          0.05%        0.20%        1.10%
High Yield Trust                                         0.68%          0.05%        0.07%        0.80%
Strategic Bond Trust                                     0.70%          0.05%        0.08%        0.83%
Global Bond Trust                                        0.70%          0.05%        0.10%        0.85%
Investment Quality Bond Trust                            0.60%          0.05%        0.09%        0.74%
Total Return Trust                                       0.70%          0.05%        0.05%        0.80%
U.S. Government Securities Trust                         0.62%          0.05%        0.07%        0.74%
Money Market Trust                                       0.48%          0.05%        0.03%        0.56%
Lifestyle Aggressive 1000 Trust                          0.05%          0.05%        1.02%(B)     1.12%
Lifestyle Growth 820 Trust                               0.05%          0.05%        0.95%(B)     1.05%
Lifestyle 640 Balanced Trust                             0.05%          0.05%        0.90%(B)     1.00%
Lifestyle 460 Moderate Trust                             0.05%          0.05%        0.87%(B)     0.97%
Lifestyle 280 Conservative Trust                         0.05%          0.05%        0.79%(B)     0.89%
JOHN HANCOCK TRUST - SERIES II SHARES:
Emerging Growth Trust                                    0.80%          0.25%        0.07%        1.12%
Natural Resources Trust                                  1.01%          0.25%        0.07%        1.33%
Small Cap Growth Trust(A)                                1.08%          0.25%        0.07%        1.40%
Small Cap Trust(A)                                       0.85%          0.25%        0.07%        1.17%
Small Company Trust +                                    1.05%          0.25%        0.57%(A)     1.87%(D)
International Opportunities Trust(A)                     1.00%          0.25%        0.20%        1.45%
International Equity Index Trust(A)                      0.55%          0.25%        0.06%        0.86%
Overseas Equity Trust(A)                                 0.90%          0.25%        0.17%        1.32%
American International Trust(G)                          0.54%          0.75%        0.08%        1.37%
Mid Cap Core Trust                                       0.90%          0.25%        0.16%        1.31%
American Growth Trust(G)                                 0.35%          0.75%        0.03%        1.13%
U.S. Global Leaders Growth Trust +                       0.71%          0.25%        0.73%(A)     1.69%(D)
Quantitative All Cap Trust                               0.71%          0.25%        0.05%        1.01%
Core Equity Trust +                                      0.85%          0.25%        0.06%(A)     1.16%
Large Cap Value Trust                                    0.85%          0.25%        0.13%        1.23%
Classic Value Trust +                                    0.87%          0.25%        0.56%(A)     1.68%(D)
Small Cap Opportunities Trust                            1.00%          0.25%        0.08%        1.33%
Small Cap Value Trust(A)                                 1.08%          0.25%        0.08%        1.41%
Special Value Trust                                      1.00%          0.25%        0.28%        1.53%
Mid Value Trust                                          1.01%(C)       0.25%        0.07%        1.33%
Large Cap Trust(A)                                       0.85%          0.25%        0.15%        1.25%
Quantitative Value Trust +                               0.70%          0.25%        0.08%(A)     1.03%
American Growth-Income Trust(G)                          0.29%          0.75%        0.03%        1.07%
American Blue Chip Income and Growth Trust(G)            0.45%          0.75%        0.05%        1.25%
U.S. High Yield Bond Trust(A)                            0.75%          0.25%        0.21%        1.21%
Strategic Income Trust +                                 0.73%          0.25%        0.46%(A)     1.44%
Real Return Bond Trust                                   0.70%          0.25%        0.07%        1.02%
Core Bond Trust(A)                                       0.69%          0.25%        0.21%        1.15%
Active Bond Trust(A)                                     0.61%          0.25%        0.04%        0.90%
PIMCO VARIABLE INSURANCE TRUST - CLASS M SHARES:
PIMCO VIT All Asset Portfolio                            0.20%          0.45%        0.88%        1.53%

+ Commencement of operations -- May 3, 2004

(A) Based on estimates for the current fiscal year

(B) "Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                        TOTAL ANNUAL
           PORTFOLIO                 OTHER EXPENSES       EXPENSES
--------------------------------     --------------     ------------
Lifestyle Aggressive 1000 Trust           1.01%            1.11%
Lifestyle Growth 820 Trust                0.94%            1.04%
Lifestyle Balanced 640 Trust              0.89%            0.99%
Lifestyle Moderate 460 Trust              0.86%            0.96%
Lifestyle Conservative 280 Trust          0.78%            0.88%

This voluntary expense reimbursement may be terminated at any time.

(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust, the Equity-Income Trust, the Mid Value Trust, and the Small Company Value Trust. The waiver is based on the combined assets of these portfolios. Once these combined assets exceed specified amounts, the fee reduction is increased. The fee reductions are applied to the advisory fees of each of the six portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:

                                     MANAGEMENT     TOTAL ANNUAL
         PORTFOLIO                      FEES          EXPENSES
----------------------------         ----------     ------------
Science & Technology Trust              1.01%           1.13%
Health Sciences Trust                   1.02%           1.18%
Blue Chip Growth Trust                  0.79%           0.88%
Equity-Income Trust                     0.78%           0.88%
Mid Value Trust                         0.98%           1.62%
Small Company Value Trust               1.01%           1.07%

(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                        TOTAL ANNUAL
           PORTFOLIO                 OTHER EXPENSES       EXPENSES
--------------------------------     --------------     ------------
Small Company Trust                       0.49%             1.79%
U.S. Global Leaders Growth Trust          0.50%             1.46%
Classic Value Trust                       0.50%             1.62%

These voluntary expense reimbursements may be terminated at any time.

(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:

                                     MANAGEMENT     TOTAL ANNUAL
        PORTFOLIO                       FEES          EXPENSES
--------------------------           ----------     ------------
Global Trust                            0.80%           1.00%
International Value Trust               0.80%           1.00%

These advisory fee waivers may be rescinded at any time.

(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.

                                           BETWEEN $50
                                           MILLION AND     EXCESS OVER
                             FIRST $50        $500            $500
       PORTFOLIO              MILLION*      MILLION*        MILLION*
------------------------     ---------     -----------     -----------
Financial Services Trust       0.85%          0.80%           0.75%
Fundamental Value Trust        0.85%          0.80%           0.75%

*as a percentage of average annual net assets.

If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:

                                     MANAGEMENT     TOTAL ANNUAL
        PORTFOLIO                       FEES          EXPENSES
-------------------------            ----------     ------------
Financial Services Trust                0.83%           0.96%
Fundamental Value Trust                 0.79%           0.89%

(G) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income) voluntarily reduced investment advisory fees to rate provided by amended agreement effective April 1, 2004. These advisory fee reductions may be terminated at any time. If such advisory fee reductions were reflected, it is estimated that "Management Fees" and "Total Annual Expenses" would be:

                                     MANAGEMENT     TOTAL ANNUAL
          PORTFOLIO                     FEES          EXPENSES
------------------------------       ----------     ------------
American Growth Trust                   0.34%           1.12%
American International Trust            0.53%           1.36%
American Blue Chip Income and
Growth Trust                            0.44%           1.24%
American Growth-Income Trust            0.28%           1.06%

OPTIONAL BENEFITS.

PRINCIPAL PLUS AND T-PRO. Principal Plus and T-PRO are not available for contracts issued prior to December 8, 2003.

WITHDRAWAL CHARGES. For contracts issued prior to November 1, 1996 -

                               DEFERRED SALES LOAD
             (withdrawal charge as percentage of purchase payments)
--------------------------------------------------------------------------------
                                                   FOR CONTRACTS ISSUED PRIOR TO
  NUMBER OF COMPLETE YEARS                               NOVEMBER 1, 1996
PURCHASE PAYMENT IN CONTRACT                       WITHDRAWAL CHARGE PERCENTAGE
----------------------------                       ----------------------------
             0                                                  3%
             1                                                  3%
             2                                                  3%
             3+                                                 0%

If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than three complete contract years. NO WITHDRAWAL CHARGE WILL BE IMPOSED ON WITHDRAWALS FROM CONTRACTS ISSUED ON OR AFTER NOVEMBER 1, 1996. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than three complete contract years. In no event may the total withdrawal charges exceed 3% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any contract year, the free withdrawal amount for that year is the greater of:

      - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

      - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from the one-year fixed account investment option.

If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc., until all purchase payments have been liquidated.

Each purchase payment or portion thereof liquidated in connection with a withdrawal request that has been in the contract for less than three years is subject to a withdrawal charge of 3%.

The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant. In addition, no withdrawal charges are imposed on annuity benefit payments.

The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other sales-related expenses.

For examples of calculation of the withdrawal charge, see Appendix B.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGES. The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

      - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

      - The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

      - Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

      - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

      - There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors or employees (or a relative thereof), of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

AMOUNT OF DEATH BENEFIT. For contracts issued in Hawaii, Massachusetts, Minnesota, New Jersey, Vermont, and Washington; for contracts issued prior to July 25, 2003 in Illinois; and for contracts issued prior to June 2, 2003 in all other states, the following death benefit applies:

If any contract owner dies on or prior to his 85th birthday and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be the greater of:

      -     the contract value; or

      -     the excess of (i) over (ii) where:

            (i) equals the sum of purchase payments made, accumulated daily at the equivalent of 5% per year starting on the date each purchase payment is allocated to the contract; provided, however, that the accumulated value of each purchase payment will not exceed two times such payment, and

            (ii) equals the sum of any amounts deducted in connection with partial withdrawals, accumulated daily at the equivalent of 5% per year starting on the date each such deduction occurs; provided, however, that the accumulated value of each amount so deducted will not exceed two times such deducted amount.

If any contract owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be the greater of:

      -     The contract value; or

      -     The excess of (i) over (ii) where:

            (i)   equals the sum of all purchase payments, and

            (ii) equals the sum of any amounts deducted in connection with partial withdrawals.

If the contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, the death benefit will be the contract value less any applicable withdrawal charges a the time of payment of benefits.

The amount deducted in connection with partial withdrawals will be calculated on a pro-rata basis and will be equal to (i) times (ii) where:

      (i)   is equal to the Death Benefit prior to the withdrawal; and

      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

For contracts issued prior to January 1, 2003, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.

ASSET REBALANCING PROGRAM. Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

FIXED ACCOUNT INVESTMENT OPTIONS. Securities Registration. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

Guarantee. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife"), unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:

      - the liability to pay contractual claims under the contracts is assumed by another insurer, or

      - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

Investment Options. For contracts purchased prior to January 22, 2002, transfers may be made to the one-year fixed account investment option, but new purchase payments may not be allocated to the one-year fixed account investment option.

Under the fixed account investment option, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it. The fixed account is not available to contracts issued in the state of Washington.

Investment Accounts. For contracts purchased prior to January 22, 2002, transfers may be made from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

Renewals. At the end of a guarantee period, you may establish a new investment account with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals in the last year of the accumulation period, the only fixed account investment option available is to have interest accrued for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal in the last year of the accumulation period, we will credit interest for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods.

Transfers. During the accumulation period, you normally may transfer amounts from the fixed account investment option to the variable account investment options only at the end of a guaranteed period. You may, however, transfer amounts from fixed to variable account investment options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

Withdrawals. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

      - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

      - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first out basis.

Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix E "Qualified Plan Types").

CHARGES. No administrative, distribution, or mortality and expense risk charges are deducted from fixed account investment options.

                  APPENDIX U: TABLES OF ACCUMULATION UNIT VALUE

Appendix U contains the following accumulation unit value table:

      -     a table for contracts issued with no optional riders

Please note Principal Plus, T-PRO fees are deducted from contract value and, therefore, are not reflected in the accumulation unit values.

                  APPENDIX U: TABLES OF ACCUMULATION UNIT VALUE


Appendix U contains the following accumulation unit value table:



      -     a table for contracts issued with no optional riders





Please note Principal Plus, T-PRO fees are deducted from contract value and, therefore, are not reflected in the accumulation unit values.

             TABLE OF ACCUMULATION UNIT VALUES FOR VISION CONTRACTS

                                             Year      Year      Year     Year    Year    Year    Year    Year    Year    Year
                                            Ended     Ended     Ended    Ended   Ended   Ended   Ended   Ended   Ended   Ended
                                           Dec. 31   Dec. 31   Dec. 31  Dec. 31 Dec. 31 Dec. 31 Dec. 31 Dec. 31 Dec. 31 Dec. 31
                                             2004      2003     2002     2001    2000    1999    1998    1997    1996    1995
                                          --------- --------- --------- ------- ------- ------- ------- ------- ------- -------
Science & Technology Trust - Series II

           Unit Value at Start of Year    10.906148  7.368796 12.500000
             Unit Value at End of Year    10.811722 10.906148  7.368796
        Number of Units at End of Year       91,131    70,316    24,609
Pacific Rim Trust - Series II

           Unit Value at Start of Year    14.772045 10.687117 12.500000
             Unit Value at End of Year    16.970541 14.772045 10.687117
          Number of Units at End of Year     62,438   136,272    19,570
Health Sciences Trust - Series II

           Unit Value at Start of Year    12.746949  9.534743 12.500000
             Unit Value at End of Year    14.424059 12.746949  9.534743
        Number of Units at End of Year       76,765    67,235    38,137
Emerging Growth Trust - Series II

           Unit Value at Start of Year    16.158911 12.500000
             Unit Value at End of Year    16.949671 16.158911
        Number of Units at End of Year       10,133    15,159
Emerging Small Company Trust - Series II

           Unit Value at Start of Year    12.428445  9.058585 12.500000
             Unit Value at End of Year    13.607657 12.428445  9.058585
        Number of Units at End of Year      115,206   144,631    50,857
Small Cap Index Trust - Series II

           Unit Value at Start of Year    14.025090  9.810708 12.500000
             Unit Value at End of Year    16.158254 14.025090  9.810708
        Number of Units at End of Year      101,662    77,612    43,466
Small Company Trust - Series II

           Unit Value at Start of Year    12.500000
             Unit Value at End of Year    15.044608
        Number of Units at End of Year       65,843
Dynamic Growth Trust - Series II

           Unit Value at Start of Year    12.164875  9.578097 12.500000
             Unit Value at End of Year    13.164527 12.164875  9.578097
        Number of Units at End of Year       51,546    70,072    14,507
Mid Cap Stock Trust - Series II

           Unit Value at Start of Year    13.399635  9.595389 12.500000
             Unit Value at End of Year    15.651048 13.399635  9.595389
        Number of Units at End of Year      208,908   151,270    79,684
Natural Resources Trust - Series II

           Unit Value at Start of Year    17.786425 12.500000
             Unit Value at End of Year    21.701596 17.786425
        Number of Units at End of Year      147,471   110,351
All Cap Growth Trust - Series II

           Unit Value at Start of Year    11.992594  9.451441 12.500000
             Unit Value at End of Year    12.542810 11.992594  9.451441
        Number of Units at End of Year       26,443    66,297    22,072

                                                  Year      Year      Year     Year    Year    Year    Year    Year    Year    Year
                                                 Ended     Ended     Ended    Ended   Ended   Ended   Ended   Ended   Ended   Ended
                                                Dec. 31   Dec. 31   Dec. 31  Dec. 31 Dec. 31 Dec. 31 Dec. 31 Dec. 31 Dec. 31 Dec. 31
                                                  2004      2003     2002     2001    2000    1999    1998    1997    1996    1995
                                               --------- --------- --------- ------- ------- ------- ------- ------- ------- -------
Strategic Opportunities Trust - Series II

           Unit Value at Start of Year          9.831290  7.956590 12.500000
             Unit Value at End of Year         10.867778  9.831290  7.956590
        Number of Units at End of Year            49,131    31,815    20,925
Financial Services Trust - Series II

           Unit Value at Start of Year         13.578107 10.347728 12.500000
             Unit Value at End of Year         14.702700 13.578107 10.347728
        Number of Units at End of Year            62,662    84,598    28,348
International Stock Trust - Series II

           Unit Value at Start of Year         12.765244  9.962987 12.500000
             Unit Value at End of Year         14.483618 12.765244  9.962987
        Number of Units at End of Year           121,899   141,210    70,159
International Small Cap Trust - Series II

           Unit Value at Start of Year         15.534502 10.206568 12.500000
             Unit Value at End of Year         18.468207 15.534502 10.206568
        Number of Units at End of Year            77,862    41,614    11,914
International Equity Index A Trust - Series II

           Unit Value at Start of Year         12.500000
             Unit Value at End of Year         14.621376
        Number of Units at End of Year            51,456
American International Trust - Series II

           Unit Value at Start of Year         16.480578 12.500000
             Unit Value at End of Year         19.248449 16.480578
        Number of Units at End of Year           514,539   156,117
International Value Trust - Series II

           Unit Value at Start of Year         14.671519 10.320663 12.500000
             Unit Value at End of Year         17.515517 14.671519 10.320663
        Number of Units at End of Year           339,281   287,672   140,320
Quantitative Mid Cap Trust - Series II

           Unit Value at Start of Year         13.199297  9.700786 12.500000
             Unit Value at End of Year         15.305359 13.199297  9.700786
        Number of Units at End of Year             8,412     5,550     2,382
Mid Cap Index Trust - Series II

           Unit Value at Start of Year         13.803063 10.446948 12.500000
             Unit Value at End of Year         15.701105 13.803063 10.446948
        Number of Units at End of Year            70,577    67,822    36,288
Mid Cap Core Trust - Series II

           Unit Value at Start of Year         15.135149 12.500000
             Unit Value at End of Year         16.990840 15.135149
        Number of Units at End of Year            92,929    67,285
Global Trust - Series II

           Unit Value at Start of Year         12.737013 10.177657 12.500000
             Unit Value at End of Year         14.349048 12.737013 10.177657
        Number of Units at End of Year            36,463    31,579    13,122
Capital Appreciation Trust - Series II

           Unit Value at Start of Year         11.124546  8.742892 12.500000
             Unit Value at End of Year         11.951649 11.124546  8.742892
        Number of Units at End of Year            39,904    52,237    49,785

                                             Year       Year       Year      Year    Year      Year    Year    Year    Year    Year
                                            Ended      Ended      Ended     Ended    Ended    Ended   Ended   Ended   Ended   Ended
                                           Dec. 31    Dec. 31    Dec. 31   Dec. 31  Dec. 31  Dec. 31 Dec. 31 Dec. 31 Dec. 31 Dec. 31
                                             2004       2003       2002      2001    2000      1999    1998    1997   1996    1995
                                          ---------  ---------  ---------  -------  -------  ------- ------- ------- ------- -------
American Growth Trust - Series II

             Unit Value at Start of Year  15.244028  12.500000
               Unit Value at End of Year  16.780106  15.244028
          Number of Units at End of Year  1,160,587    516,807
U.S. Global Leaders Growth Trust -
 Series II
             Unit Value at Start of Year  12.500000
               Unit Value at End of Year  13.066805
          Number of Units at End of Year      5,656
Quantitative All Cap Trust - Series II
             Unit Value at Start of Year  15.380200  12.500000
               Unit Value at End of Year  17.347808  15.380200
          Number of Units at End of Year      4,994          -
All Cap Core Trust - Series II
             Unit Value at Start of Year  12.127142   9.392813  12.500000
               Unit Value at End of Year  13.843354  12.127142   9.392813
          Number of Units at End of Year     16,145     29,484     32,453
Large Cap Growth Trust - Series II
             Unit Value at Start of Year  11.782886   9.564734  12.500000
               Unit Value at End of Year  12.285043  11.782886   9.564734
          Number of Units at End of Year    236,187    213,984    132,272
Total Stock Market Index Trust - Series II
             Unit Value at Start of Year  12.568032   9.804582  12.500000
               Unit Value at End of Year  13.795381  12.568032   9.804582
          Number of Units at End of Year    135,070    108,336     26,113
Blue Chip Growth Trust - Series II
             Unit Value at Start of Year  12.090745   9.527205  12.500000
               Unit Value at End of Year  12.942556  12.090745   9.527205
          Number of Units at End of Year    315,766    271,540    113,357
U. S. Large Cap Trust - Series II
             Unit Value at Start of Year  12.664320   9.419481  12.500000
               Unit Value at End of Year  13.591728  12.664320   9.419481
          Number of Units at End of Year    275,089    259,758    182,353
Core Equity Trust - Series II
             Unit Value at Start of Year  12.500000
               Unit Value at End of Year  14.055449
          Number of Units at End of Year     59,396
Strategic Value Trust - Series II
             Unit Value at Start of Year  11.804094   9.325864  12.500000
               Unit Value at End of Year  13.676015  11.804094   9.325864
          Number of Units at End of Year     60,859     39,615     17,378
Large Cap Value Trust - Series II
             Unit Value at Start of Year  15.764264  12.500000
               Unit Value at End of Year  18.844382  15.764264
          Number of Units at End of Year     73,304     15,171
Classic Value Trust - Series II
             Unit Value at Start of Year  12.500000
               Unit Value at End of Year  13.745437
          Number of Units at End of Year     12,844

                                          Year       Year       Year      Year    Year      Year     Year     Year     Year    Year
                                         Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended   Ended
                                        Dec. 31    Dec. 31    Dec. 31   Dec. 31  Dec. 31  Dec. 31  Dec. 31  Dec. 31  Dec. 31 Dec. 31
                                          2004       2003       2002      2001    2000      1999     1998     1997    1996    1995
                                       ---------  ---------  ---------  -------  -------  -------  -------  -------  ------- -------
Utilities Trust - Series II

          Unit Value at Start of Year  13.222661  10.012642  12.500000
            Unit Value at End of Year  16.807837  13.222661  10.012642
       Number of Units at End of Year     85,644     61,469     25,527
Real Estate Securities Trust -
 Series II

          Unit Value at Start of Year  17.360006  12.702902  12.500000
            Unit Value at End of Year  22.499805  17.360006  12.702902
       Number of Units at End of Year    180,758    136,270     85,296
Small Cap Opportunities Trust -
 Series II

          Unit Value at Start of Year  17.291875  12.500000
            Unit Value at End of Year  21.342308  17.291875
       Number of Units at End of Year     17,925    386,109
Small Company Value Trust  -
 Series II

          Unit Value at Start of Year  15.116060  11.505543  12.500000
            Unit Value at End of Year  18.576036  15.116060  11.505543
       Number of Units at End of Year    270,708    213,791    140,503
Special Value Trust - Series II

          Unit Value at Start of Year  15.629832  12.500000
            Unit Value at End of Year  18.440333  15.629832
       Number of Units at End of Year     11,213      3,281
Mid Cap Value Trust - Series II

          Unit Value at Start of Year  14.063217  11.425215  12.500000
            Unit Value at End of Year  17.182183  14.063217  11.425215
       Number of Units at End of Year    413,332    335,931    173,206
Value Trust - Series II

          Unit Value at Start of Year  13.113578   9.618617  12.500000
            Unit Value at End of Year  14.838145  13.113578   9.618617
       Number of Units at End of Year    146,675    105,467     66,265
All Cap Value Trust - Series II

          Unit Value at Start of Year  12.051359   8.867339  12.500000
            Unit Value at End of Year  13.725754  12.051359   8.867339
       Number of Units at End of Year    124,108     75,496     41,960
500 Index Trust - Series II

          Unit Value at Start of Year  12.130947   9.652858  12.500000
            Unit Value at End of Year  13.124674  12.130947   9.652858
       Number of Units at End of Year    206,315    152,138    105,254
Fundamental Value Trust - Series II

          Unit Value at Start of Year  13.552445  10.633144  12.500000
            Unit Value at End of Year  14.855745  13.552445  10.633144
       Number of Units at End of Year    349,644    159,722    168,678
Growth & Income Trust - Series II

          Unit Value at Start of Year  11.843741   9.525105  12.500000
            Unit Value at End of Year  12.412328  11.843741   9.525105
       Number of Units at End of Year    308,371    306,516    198,134
Quantitative Value Trust - Series II

          Unit Value at Start of Year  12.500000
            Unit Value at End of Year  14.500571
       Number of Units at End of Year        633

                                          Year       Year       Year      Year    Year      Year     Year     Year     Year    Year
                                         Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended   Ended
                                        Dec. 31    Dec. 31    Dec. 31   Dec. 31  Dec. 31  Dec. 31  Dec. 31  Dec. 31  Dec. 31 Dec. 31
                                          2004       2003       2002      2001    2000      1999     1998     1997    1996    1995
                                       ---------  ---------  ---------  -------  -------  -------  -------  -------  ------- -------
American Growth-Income Trust -
 Series II
          Unit Value at Start of Year  15.362725  12.500000
            Unit Value at End of Year  16.596120  15.362725
       Number of Units at End of Year    990,232    432,573
Equity-Income Trust - Series II
          Unit Value at Start of Year  13.202023  10.702893  12.500000
            Unit Value at End of Year  14.882379  13.202023  10.702893
       Number of Units at End of Year    658,364    551,993    266,936
Income & Value Trust - Series II
          Unit Value at Start of Year  12.995332  10.461390  12.500000
            Unit Value at End of Year  13.730294  12.995332  10.461390
       Number of Units at End of Year    722,579    365,710    155,089
PIMCO VIT All Asset Portfolio
          Unit Value at Start of Year  12.500000
            Unit Value at End of Year  13.848564
       Number of Units at End of Year    133,379
Global Allocation Trust - Series II
          Unit Value at Start of Year  11.911549   9.575126  12.500000
            Unit Value at End of Year  13.183540  11.911549   9.575126
       Number of Units at End of Year     44,325     50,888     34,214
High Yield Trust - Series II
          Unit Value at Start of Year  13.891244  11.370655  12.500000
            Unit Value at End of Year  15.145567  13.891244  11.370655
       Number of Units at End of Year    542,954    664,643    226,737
Strategic Bond Trust - Series II
          Unit Value at Start of Year  14.681293  13.217126  12.500000
            Unit Value at End of Year  15.363692  14.681293  13.217126
       Number of Units at End of Year    172,556    119,914     45,095
Strategic Income Trust - Series II
          Unit Value at Start of Year  12.500000
            Unit Value at End of Year   13.46052
       Number of Units at End of Year     18,868
Global Bond Trust - Series II
          Unit Value at Start of Year  16.932377  14.946973  12.500000
            Unit Value at End of Year  18.331732  16.932377  14.946973
       Number of Units at End of Year    251,657    253,347     51,768
Investment Quality Bond Trust -
 Series II
          Unit Value at Start of Year  14.145464  13.410129  12.500000
            Unit Value at End of Year  14.560248  14.145464  13.410129
       Number of Units at End of Year    247,442    281,976    156,957
Total Return Trust - Series II
          Unit Value at Start of Year  13.770063  13.348694  12.500000
            Unit Value at End of Year  14.181967  13.770063  13.348694
       Number of Units at End of Year    969,110  1,359,474  1,105,916
Real Return Bond Trust - Series II
          Unit Value at Start of Year  12.958589  12.500000
            Unit Value at End of Year  13.858598  12.958589
       Number of Units at End of Year    612,969    542,668

                                          Year       Year       Year      Year    Year      Year     Year     Year     Year    Year
                                         Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended   Ended
                                        Dec. 31    Dec. 31    Dec. 31   Dec. 31  Dec. 31  Dec. 31  Dec. 31  Dec. 31  Dec. 31 Dec. 31
                                          2004       2003       2002      2001    2000      1999     1998     1997    1996     1995
                                       ---------  ---------  ---------  -------  -------  -------  -------  -------  ------- -------
U. S. Government Securities
 Trust - Series II

          Unit Value at Start of Year  13.219027  13.228371  12.500000
            Unit Value at End of Year  13.352760  13.219027  13.228371
       Number of Units at End of Year    772,405    817,372    918,341
Money Market Trust - Series II
          Unit Value at Start of Year  12.263567  12.420152  12.500000
            Unit Value at End of Year  12.135513  12.263567  12.420152
       Number of Units at End of Year    824,056  1,255,532  2,898,318
Lifestyle Aggressive 1000
 Trust - Series II
          Unit Value at Start of Year  13.261867   9.993367  12.500000
            Unit Value at End of Year  15.138919  13.261867   9.993367
       Number of Units at End of Year    160,954     68,010     62,892
Lifestyle Growth 820 Trust
 - Series II
          Unit Value at Start of Year  13.417365  10.537942  12.500000
            Unit Value at End of Year  15.124169  13.417365  10.537942
       Number of Units at End of Year  2,426,711    721,435    221,186
Lifestyle Balanced 640
 Trust - Series II
          Unit Value at Start of Year  13.634469  11.180582  12.500000
            Unit Value at End of Year  15.209160  13.634469  11.180582
       Number of Units at End of Year  3,896,603  1,398,810    324,034
Lifestyle Moderate 460
 Trust - Series II
          Unit Value at Start of Year  13.733715  11.849812  12.500000
            Unit Value at End of Year  14.999837  13.733715  11.849812
       Number of Units at End of Year  1,520,077    696,254    214,501
Lifestyle Conservative
 280 Trust - Series II
          Unit Value at Start of Year  13.744482  12.526309  12.500000
            Unit Value at End of Year  14.669371  13.744482  12.526309
       Number of Units at End of Year  1,572,124    906,925    432,867
Aggressive Growth Trust - Series II
          Unit Value at Start of Year  12.447664   9.474119  12.500000
            Unit Value at End of Year  13.370729  12.447664   9.474119
       Number of Units at End of Year     36,492     43,565     49,563
Diversified Bond Trust - Series II
          Unit Value at Start of Year  13.565799  13.186201  12.500000
            Unit Value at End of Year  13.830617  13.565799  13.186201
       Number of Units at End of Year    626,977    307,153    110,149
Overseas Trust - Series II
          Unit Value at Start of Year  14.150722  10.010302  12.500000
            Unit Value at End of Year  15.528252  14.150722  10.010302
       Number of Units at End of Year     98,213     50,276     32,927
Small Company Blend Trust - Series II
          Unit Value at Start of Year  12.901400   9.393008  12.500000
            Unit Value at End of Year  13.581778  12.901400   9.393008
       Number of Units at End of Year    143,207    101,421     94,465
Strategic Growth Trust - Series II
          Unit Value at Start of Year  11.545878   9.270921  12.500000
            Unit Value at End of Year  12.069021  11.545878   9.270921
       Number of Units at End of Year     72,903     88,597     63,168

                                    Year      Year      Year      Year     Year       Year      Year      Year      Year      Year
                                   Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended
                                  Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31
                                    2004      2003      2002      2001     2000       1999      1998      1997     1996       1995
                                 --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Science & Technology Trust -
 Series I

     Unit Value at Start of Year 12.165419  8.223253 14.113845 24.427405 37.660683 19.191525 13.613317 12.500000
       Unit Value at End of Year 12.070466 12.165419  8.223253 14.113845 24.427405 37.660683 19.191525 13.613317
  Number of Units at End of Year   968,741 1,228,091 1,346,234 2,600,607 2,552,025 1,876,212   888,003   490,989
Pacific Rim Trust - Series I
     Unit Value at Start of Year  8.703482  6.287752  7.308701  9.126236 12.267100  7.656925  8.160547 12.500000
       Unit Value at End of Year 10.007594  8.703482  6.287752  7.308701  9.126236 12.267100  7.656925  8.160547
  Number of Units at End of Year   180,270   256,807   249,577   324,465   396,096   382,167   187,393   127,117
Health Sciences Trust - Series I
     Unit Value at Start of Year 12.840795  9.583435 13.390760 12.500000
       Unit Value at End of Year 14.563722 12.840795  9.583435 13.390760
  Number of Units at End of Year   126,965   106,687    88,761    84,836
Emerging Small Company Trust -
 Series I
     Unit Value at Start of Year 16.831817 12.246107 17.585667 22.995348 24.427201 14.310172 14.537900 12.500000
       Unit Value at End of Year 16.949671 16.831817 12.246107 17.585667 22.995348 24.427201 14.310172 14.537900
  Number of Units at End of Year     7,576   444,245   497,297   585,384   666,506   409,471   413,474   264,416
Small Cap Index Trust - Series I
     Unit Value at Start of Year 12.801395  8.926733 11.557294 11.577217 12.500000
       Unit Value at End of Year 14.773203 12.801395  8.926733 11.557294 11.577217
  Number of Units at End of Year    97,327   146,643   115,474   200,286    22,709
Dynamic Growth Trust - Series I
     Unit Value at Start of Year  4.149140  3.269019  4.639280  7.894008 12.500000
       Unit Value at End of Year  4.489166  4.149140  3.269019  4.639280  7.894008
  Number of Units at End of Year   446,081   544,937   368,917   689,704   754,062
Mid Cap Stock Trust - Series I
     Unit Value at Start of Year 10.989664  7.849726 10.305876 11.772795 12.462837 12.500000
       Unit Value at End of Year 12.867467 10.989664  7.849726 10.305876 11.772795 12.462837
  Number of Units at End of Year   427,221   395,828   424,963   503,631   578,523   142,342
All Cap Growth Trust - Series I
     Unit Value at Start of Year 16.700075 13.136686 17.667879 23.566248 26.855000 18.869029 14.952186 13.188627 12.500000
       Unit Value at End of Year 17.497591 16.700075 13.136686 17.667879 23.566248 26.855000 18.869029 14.952186 13.188627
  Number of Units at End of Year   767,822   982,391 1,338,912 1,858,090 2,396,107 1,884,223 1,713,492 1,508,574   871,586
Strategic Opportunities Trust -
 Series I
     Unit Value at Start of Year 16.520961 13.346692 22.159728 26.586905 28.867552 22.973151 21.347335 18.199588 15.402975 10.965867
       Unit Value at End of Year 18.251275 16.520961 13.346692 22.159728 26.586905 28.867552 22.973151 21.347335 18.199588 15.402975
  Number of Units at End of Year   994,683 1,251,548 1,622,810 2,177,749 2,668,765 3,040,954 3,859,705 3,960,972 3,896,591 1,327,305
Financial Services Trust - Series I
     Unit Value at Start of Year 12.210054  9.292550 11.504833 12.500000
       Unit Value at End of Year 13.256232 12.210054  9.292550 11.504833
  Number of Units at End of Year    42,217    55,648    53,164    40,991
International Stock Trust - Series I
     Unit Value at Start of Year 11.378475  8.879457 11.527320 14.938063 18.202233 14.265882 12.620816 12.500000
       Unit Value at End of Year 12.936882 11.378475  8.879457 11.527320 14.938063 18.202233 14.265882 12.620816
  Number of Units at End of Year   423,479   467,360   531,428   683,631   890,893   171,067   594,123   393,297
International Small Cap Trust -
 Series I
     Unit Value at Start of Year 15.750610 10.334358 12.616712 18.618300 26.718058 14.687879 13.348864 13.465203 12.500000
       Unit Value at End of Year 18.755616 15.750610 10.334358 12.616712 18.618300 26.718058 14.687879 13.348864 13.465203
  Number of Units at End of Year   278,172   330,568   384,375   540,914   680,580   677,004   604,725   644,263   457,361

                                    Year      Year      Year      Year     Year       Year      Year      Year      Year      Year
                                   Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended
                                  Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31
                                    2004      2003      2002      2001     2000       1999      1998      1997     1996       1995
                                 --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
International Equity Index A
Trust - Series I
     Unit Value at Start of Year 12.500000
       Unit Value at End of Year 14.644673
  Number of Units at End of Year    26,406
International Value Trust - Series I
     Unit Value at Start of Year 12.045466  8.453467 10.459987 11.813131 12.838810 12.500000
       Unit Value at End of Year 14.400513 12.045466  8.453467 10.459987 11.813131 12.838810
  Number of Units at End of Year   593,672   582,158   530,589   385,434   272,914   138,371
Quantitative Mid Cap Trust - Series I
     Unit Value at Start of Year 10.458280  7.674908 10.087326 12.500000
       Unit Value at End of Year 12.159586 10.458280  7.674908 10.087326
  Number of Units at End of Year    28,092    29,363    31,429    23,870
Mid Cap Index Trust - Series I
     Unit Value at Start of Year 14.144608 10.685918 12.805647 13.250096 12.500000
       Unit Value at End of Year 16.114510 14.144608 10.685918 12.805647 13.250096
  Number of Units at End of Year   155,072   161,869   189,866   294,269   196,940
Global Trust - Series I
     Unit Value at Start of Year 17.329337 13.821990 17.371743 21.049744 19.073534 18.706100 16.941296 14.257610 12.872711 12.153179
       Unit Value at End of Year 19.560024 17.329337 13.821990 17.371743 21.049744 19.073534 18.706100 16.941296 14.257610 12.872711
  Number of Units at End of Year   920,910 1,101,875 1,447,445 1,887,937 2,517,490 3,184,751 3,552,566 3,547,748 3,476,782   722,571
Capital Appreciation Trust - Series I
     Unit Value at Start of Year  7.630471  5.991604  8.779269 10.941194 12.500000
       Unit Value at End of Year  8.205412  7.630471  5.991604  8.779269 10.941194
  Number of Units at End of Year   167,361   161,764   200,443   102,052     6,671
All Cap Core Trust - Series I
     Unit Value at Start of Year 14.643345 11.316875 15.388542 19.897782 27.818889 20.612746 16.906185 13.711434 12.500000
       Unit Value at End of Year 16.754980 14.643345 11.316875 15.388542 19.897782 27.818889 20.612746 16.906185 13.711434
  Number of Units at End of Year   509,601   668,266   993,635 1,455,900 1,864,188 1,504,828 1,026,177   673,136   196,273
Large Cap Growth Trust - Series I
     Unit Value at Start of Year 14.925307 12.107110 15.950869 19.733542 23.393391 18.982681 16.200363 13.829135 12.443644 10.303433
       Unit Value at End of Year 15.587143 14.925307 12.107110 15.950869 19.733542 23.393391 18.982681 16.200363 13.829135 12.443644
  Number of Units at End of Year   551,641   759,499 1,017,672 1,171,728 1,348,757   797,949   537,933   478,710   527,340   134,765
Total Stock Market Index Trust - Series I
     Unit Value at Start of Year  9.635326  7.503914  9.692272 11.123861 12.500000
       Unit Value at End of Year 10.589961  9.635326  7.503914  9.692272 11.123861
  Number of Units at End of Year   108,384   120,058   158,434   210,895    81,926
Blue Chip Growth Trust - Series I
     Unit Value at Start of Year 20.165015 15.870738 21.302974 25.365287 26.518360 22.573222 17.859518 14.303631 11.551552  9.280989
       Unit Value at End of Year 21.626140 20.165015 15.870738 21.302974 25.365287 26.518360 22.573222 17.859518 14.303631 11.551552
  Number of Units at End of Year 1,830,165 2,422,532 2,744,420   893,770 4,776,229 4,836,159 4,405,818 3,148,200 2,170,280   548,736
U. S. Large Cap Trust - Series I
     Unit Value at Start of Year 12.211016  9.057170 12.307781 12.840714 12.700198 12.500000
       Unit Value at End of Year 13.138724 12.211016  9.057170 12.307781 12.840714 12.700198
  Number of Units at End of Year 1,336,775 1,097,511 1,398,872 1,753,802 1,249,139   806,506
Strategic Value Trust - Series I
     Unit Value at Start of Year  9.598785  7.577610 10.581831 12.500000
       Unit Value at End of Year 11.139193  9.598785  7.577610 10.581831
  Number of Units at End of Year   100,919    93,899   121,230   135,011

                                    Year      Year      Year      Year     Year       Year      Year      Year      Year      Year
                                   Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended
                                  Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31
                                    2004      2003      2002      2001     2000       1999      1998      1997     1996       1995
                                 --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Utilities Trust - Series I
     Unit Value at Start of Year  9.198854  6.951501  9.243770 12.500000
       Unit Value at End of Year 11.710274  9.198854  6.951501  9.243770
  Number of Units at End of Year   128,239    57,845    58,840    65,131
Real Estate Securities
 Trust - Series I
     Unit Value at Start of Year 19.215936 14.039348 13.913544 13.714476 11.090818 12.255908 14.912035 12.500000
       Unit Value at End of Year 24.956417 19.215936 14.039348 13.913544 13.714476 11.090818 12.255908 14.912035
  Number of Units at End of Year   413,969   400,211   427,824   412,548   535,030   360,400   485,218   331,060
Small Company Value Trust
 - Series I
     Unit Value at Start of Year 15.725754 11.960450 12.925755 12.335633 11.837890 11.143828 11.890948 12.500000
       Unit Value at End of Year 19.364563 15.725754 11.960450 12.925755 12.335633 11.837890 11.143828 11.890948
  Number of Units at End of Year   649,789   678,625   824,413   687,403   611,635   658,008   889,556   186,253
Mid Cap Value Trust -
 Series I
     Unit Value at Start of Year 14.113941 11.446104 12.945151 12.500000
       Unit Value at End of Year 17.278144 14.113941 11.446104 12.945151
  Number of Units at End of Year   475,204   466,848   494,726   205,014
Value Trust - Series I
     Unit Value at Start of Year 17.934088 13.139390 17.304087 17.011828 13.883152 14.519332 15.019763 12.500000
       Unit Value at End of Year 20.316970 17.934088 13.139390 17.304087 17.011828 13.883152 14.519332 15.019763
  Number of Units at End of Year   593,567   646,951   945,814 1,083,822 1,138,390 1,253,382 1,435,554   721,804
All Cap Value Trust -
 Series I
     Unit Value at Start of Year 12.049941  8.853798 12.473142 12.500000
       Unit Value at End of Year 13.743516 12.049941  8.853798 12.473142
  Number of Units at End of Year   163,474   156,302   106,832    57,736
500 Index Trust - Series I
     Unit Value at Start of Year  9.247369  7.344179  9.637624 11.182275 12.500000
       Unit Value at End of Year 10.028854  9.247369  7.344179  9.637624 11.182275
  Number of Units at End of Year   448,403   504,054   516,352   654,001   320,396
Fundamental Value Trust -
 Series I
     Unit Value at Start of Year 12.211223  9.561490 11.600607 12.500000
       Unit Value at End of Year 13.428205 12.211223  9.561490 11.600607
  Number of Units at End of Year   498,598   485,553   472,250   402,879
Growth & Income Trust -
 Series I
     Unit Value at Start of Year 22.509721 18.077695 24.289203 27.835602 30.467742 26.056725 20.936844 16.024067 13.263871 10.436393
       Unit Value at End of Year 23.639930 22.509721 18.077695 24.289203 27.835602 30.467742 26.056725 20.936844 16.024067 13.263871
  Number of Units at End of Year 2,849,732 3,488,121 4,246,629 5,719,407 6,802,418 7,543,159 6,665,098 5,136,565 3,931,940   897,480
Equity-Income Trust -
 Series I
     Unit Value at Start of Year 24.674518 19.976038 23.419227 23.507739 21.149570 20.794388 19.357272 15.172018 12.870851 10.578121
       Unit Value at End of Year 27.864315 24.674518 19.976038 23.419227 23.507739 21.149570 20.794388 19.357272 15.172018 12.870851
  Number of Units at End of Year 1,836,252 2,184,808 2,434,014 2,800,396 2,755,008 3,552,301 4,185,547 3,729,017 2,909,239   751,631
Income & Value Trust -
 Series I
     Unit Value at Start of Year 18.972143 15.248938 18.440571 18.566934 17.986686 16.824988 14.861563 13.039212 12.056663 10.156264
       Unit Value at End of Year 20.086607 18.972143 15.248938 18.440571 18.566934 17.986686 16.824988 14.861563 13.039212 12.056663
  Number of Units at End of Year 1,930,442 1,467,293 1,571,039 1,632,689 1,567,360 1,897,746 1,669,568 1,582,494 1,699,397   411,330
Global Allocation Trust -
 Series I
     Unit Value at Start of Year  9.578808  7.702576 10.197351 11.970334 12.500000
       Unit Value at End of Year 10.621190  9.578808  7.702576 10.197351 11.970334
  Number of Units at End of Year   165,932   155,509   154,553   189,245   139,120

                                    Year      Year      Year      Year     Year       Year      Year      Year      Year      Year
                                   Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended
                                  Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31
                                    2004      2003      2002      2001     2000       1999      1998      1997     1996       1995
                                 --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
High Yield Trust - Series I
     Unit Value at Start of Year 13.891585 11.348366 12.388789 13.326181 14.881850 14.008370 13.856003 12.500000
       Unit Value at End of Year 15.175076 13.891585 11.348366 12.388789 13.326181 14.881850 14.008370 13.856003
  Number of Units at End of Year 1,001,655 1,482,535 1,257,647 1,275,973 1,288,639 1,590,415 1,976,302   691,271
Strategic Bond Trust -
 Series I
     Unit Value at Start of Year 18.851344 16.942885 15.808358 15.128283 14.321908 14.243718 14.293477 13.093621 11.607403  9.897404
       Unit Value at End of Year 19.777881 18.851344 16.942885 15.808358 15.128283 14.321908 14.243718 14.293477 13.093621 11.607403
  Number of Units at End of Year   678,695   905,492 1,021,713 1,142,732 1,385,287 2,000,055 2,251,815 1,991,028 1,157,303   293,754
Global Bond Trust - Series I
     Unit Value at Start of Year 18.037496 15.890969 13.448939 13.602454 13.599529 14.814388 13.995892 13.821405 12.434811 10.262238
       Unit Value at End of Year 19.559001 18.037496 15.890969 13.448939 13.602454 13.599529 14.814388 13.995892 13.821405 12.434811
  Number of Units at End of Year   390,565   442,153   512,220   501,280   669,974   811,094 1,028,813 1,585,825 1,388,876   217,776
Investment Quality Bond
 Trust - Series I
     Unit Value at Start of Year 16.662143 15.783782 14.596065 13.826642 12.847911 13.299876 12.435620 11.519237 11.417606  9.713969
       Unit Value at End of Year 17.177225 16.662143 15.783782 14.596065 13.826642 12.847911 13.299876 12.435620 11.519237 11.417606
  Number of Units at End of Year   798,147 1,139,573 1,432,532 1,480,378 1,452,401 1,767,833 1,647,840 1,143,144 1,087,236   287,687
Total Return Trust - Series I
     Unit Value at Start of Year 15.819221 15.314133 14.216074 13.348487 12.235367 12.500000
       Unit Value at End of Year 16.330866 15.819221 15.314133 14.216074 13.348487 12.235367
  Number of Units at End of Year 1,165,555 1,795,491 2,544,928 1,834,033   833,759   395,881
U. S. Government Securities
 Trust - Series I
     Unit Value at Start of Year 15.569817 15.559146 14.647092 13.913787 12.757839 12.999698 12.294922 11.522857 11.333420  9.968713
       Unit Value at End of Year 15.756371 15.569817 15.559146 14.647092 13.913787 12.757839 12.999698 12.294922 11.522857 11.333420
  Number of Units at End of Year   962,657 1,408,466 1,953,279 1,632,885 1,456,212 1,711,835 1,851,052 1,254,983 1,193,266   437,993
Money Market Trust - Series I
     Unit Value at Start of Year 12.697270 12.833898 12.895798 12.657686 12.153141 11.811952 11.427217 11.048244 10.692803 10.290731
       Unit Value at End of Year 12.589853 12.697270 12.833898 12.895798 12.657686 12.153141 11.811952 11.427217 11.048244 10.692803
  Number of Units at End of Year 1,434,944 2,477,371 5,335,796 8,644,409 6,958,760 9,395,358 5,223,565 2,911,173 1,931,022   564,233
Lifestyle Aggressive 1000
 Trust - Series I
     Unit Value at Start of Year 13.005463  9.800163 12.565579 14.799593 15.855076 14.064128 13.635694 12.497175
       Unit Value at End of Year 14.846236 13.005463  9.800163 12.565579 14.799593 15.855076 14.064128 13.635694
  Number of Units at End of Year   796,365   834,546   284,125   304,233   260,737   190,056   311,375   223,085
Lifestyle Growth 820 Trust
 - Series I
     Unit Value at Start of Year 15.100432 11.849829 14.315720 16.001947 16.767184 14.623605 13.998474 12.497175
       Unit Value at End of Year 17.019485 15.100432 11.849829 14.315720 16.001947 16.767184 14.623605 13.998474
  Number of Units at End of Year 1,662,034 1,661,216 1,661,556 1,755,365 1,530,745 1,578,492 2,386,030   520,758
Lifestyle Balanced 640
 Trust - Series I
     Unit Value at Start of Year 16.463825 13.500740 15.242085 16.274494 16.136115 14.591457 14.031517 12.497175
       Unit Value at End of Year 18.378638 16.463825 13.500740 15.242085 16.274494 16.136115 14.591457 14.031517
  Number of Units at End of Year 2,245,687 2,312,644 2,138,855 2,390,780 1,782,717 1,938,056 2,829,572 1,674,008
Lifestyle Moderate 460
 Trust - Series I
     Unit Value at Start of Year 17.486321 15.087623 15.984331 16.431521 16.021927 15.096548 13.981923 12.497175
       Unit Value at End of Year 19.098413 17.486321 15.087623 15.984331 16.431521 16.021927 15.096548 13.981923
  Number of Units at End of Year   966,969   947,069   964,958 1,131,984 1,111,820 1,272,100 1,502,576   630,145
Lifestyle Conservative 280
 Trust - Series I
     Unit Value at Start of Year 18.096503 16.492074 16.482670 16.235059 15.324704 14.950846 13.790807 12.497175
       Unit Value at End of Year 19.327860 18.096503 16.492074 16.482670 16.235059 15.324704 14.950846 13.790807
  Number of Units at End of Year   978,657   788,284   849,528   872,201   715,952   847,076   840,562   219,293

                                    Year      Year      Year      Year     Year       Year      Year      Year      Year      Year
                                   Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended
                                  Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31   Dec. 31
                                    2004      2003      2002      2001     2000       1999      1998      1997     1996       1995
                                 --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Aggressive Growth Trust -
 Series I
     Unit Value at Start of Year 11.831013  8.984433 12.172856 16.721411 16.504105 12.617679 12.296448 12.500000
       Unit Value at End of Year 12.714680 11.831013  8.984433 12.172856 16.721411 16.504105 12.617679 12.296448
  Number of Units at End of Year   377,976   455,384   803,893   910,485 1,165,797   712,544   614,146   360,639
Diversified Bond Trust -
 Series I
     Unit Value at Start of Year 18.084366 17.576042 16.605167 15.765628 14.527388 14.663990 13.469181 12.287873 11.672867 10.050011
       Unit Value at End of Year 18.472878 18.084366 17.576042 16.605167 15.765628 14.527388 14.663990 13.469181 12.287873 11.672867
  Number of Units at End of Year   531,746   756,505   948,511   873,432   677,041   783,368   865,840   858,012   854,258   247,385
Overseas Trust - Series I
     Unit Value at Start of Year 11.418499  8.070566 10.444462 13.458771 16.833813 12.168562 11.460078 11.660474 10.528678 10.000000
       Unit Value at End of Year 12.555243 11.418499  8.070566 10.444462 13.458771 16.833813 12.168562 11.460078 11.660474 10.528678
  Number of Units at End of Year   700,386   873,347 1,181,755 1,595,282 1,966,967 1,593,099 1,449,574 1,330,330 1,038,598   357,704
Small Company Blend Trust -
 Series I
     Unit Value at Start of Year 12.133841  8.829509 12.058116 12.549695 15.895877 12.500000
       Unit Value at End of Year 12.793206 12.133841  8.829509 12.058116 12.549695 15.895877
  Number of Units at End of Year   352,041   390,632   546,737   582,591   760,889   130,739
Strategic Growth Trust -
 Series I
     Unit Value at Start of Year  9.625797  7.713797 10.898344 12.500000
       Unit Value at End of Year 10.089005  9.625797  7.713797 10.898344
  Number of Units at End of Year    75,610    90,545   136,923   105,087

Units under the VV series of contracts were first credited under the subaccounts on April 1, 1993, except in the following instances:

Units under the Vis25 series of contracts were first credited under the subaccounts on August 9, 1994, except in the following instances:

Overseas Trust where units were first credited on January 9, 1995.

Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996.

Growth Trust where units were first credited on July 15, 1996.

Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997.

Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997.

Small Company Value Trust where units were first credited on October 1, 1997.

Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 2000.

Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trusts where units were first credited on May 1, 2000.

Capital Appreciation Trust where units were first credited on November 1, 2000.

Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited on May 1, 2001.

Emerging Growth, Natural Resources, Mid Cap Core, Quantitative All Cap, Large Cap Value, Small Cap Opportunities, Special Value and Real Return Bond where units were first credited on May 5, 2003.

American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth where units were first credited on May 5, 2003.

Great Companies-America where units were first credited on August 4, 2003.

Small Company, Core Equity, Classic Value, Quantitative Value, U.S. Global Leaders Growth, Core Equity, and Strategic Income where units were first credited on May 1, 2004.

All Asset Portfolio, a series PIMCO Variable Insurance Trust, where units were first credited on May 1, 2004.

International Equity Index Fund, a series of the John Hancock Variable Series Trust, where units were first credited on May 3, 2004. International Index merged into the International Equity Index Fund effective immediately after the close of business on June 18, 2004.

                          SUPPLEMENT TO PROSPECTUS FOR
         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H (FORMERLY, THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                              DATED APRIL 30, 2005

MERRILL VARIABLE FUNDS

For contracts issued on or after January 28, 2002, purchase payments may not be allocated to the three Merrill Lynch Variable Series Funds, Inc.("Merrill Variable Funds") investment options described below. Contracts issued prior to January 28, 2002 may continue to allocate purchase payments to these three investment options.

Merrill Variable Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios are diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets V.I. Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Investment Managers ("MLIM"). In case of the Developing Capital Markets V.I. Fund, MLIM has retained Merrill Lynch Asset Management U.K. Limited, affiliate of MLIM, to act as the sub-investment adviser. The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to 0.15% of a portfolio's Class B net assets. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.

The MERRILL LYNCH SMALL CAP VALUE V.I. FUND (formerly, the Merrill Lynch Small Cap Value Focus Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies, regardless of size, that management of Merrill Variable Funds believes have special investment value.

The MERRILL LYNCH BASIC VALUE V.I. FUND (formerly, the Merrill Lynch Basic Value Focus Fund) seeks capital appreciation and, secondarily, income by investing in securities, primarily stocks, that management of the portfolio believes are undervalued (stock price is less than what management of the Fund believes it is worth) and therefore represent basic investment value.

The MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND seeks high total investment return by investing in a portfolio of equity, debt and money market securities of corporate and governmental issuers located in North and South America, Europe, Australia and the Far East. At any given time the Fund may emphasize investment in either debt or equity securities that fund management may consider undervalued. The Fund may emphasize foreign securities when Fund management expects these investments to outperform U.S. securities.

Effective November 21, 2003, the Merrill Lynch Developing Capital Markets V.I. Fund (formerly, the Merrill Lynch Developing Capital Markets Fund) discontinued operations and merged into the Merrill Lynch Global Allocation V. I. Fund. Contracts issued prior to January 28, 2002 may allocate purchase payments to the Merrill Lynch Global Allocation V. I. Fund.

                                      * * *

A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.

                        TABLE OF ACCUMULATION UNIT VALUES
     FOR VIS 25 AND VV CONTRACTS ISSUED PRIOR TO JANUARY 28, 2002 INVESTING
                               IN SERIES I SHARES
                         (REFLECTING NO OPTIONAL RIDERS)

                                                    Year         Year         Year         Year
                                                   Ended        Ended        Ended        Ended
                                                  Dec. 31      Dec. 31      Dec. 31      Dec. 31
                                                    2004         2003         2002         2001
                                                 ---------    ---------    ---------    ---------
Merrill Lynch Value Opportunities V.I. Fund
                  Unit Value at Start of Year    15.505126    11.051980    14.756455    12.500000
                    Unit Value at End of Year    17.507612    15.505126    11.051980    14.756455
               Number of Units at End of Year       10,647       21,729       25,544       22,157
Merrill Lynch Basic Value V.I. Fund
                  Unit Value at Start of Year    12.881154     9.842178    11.311283    12.500000
                    Unit Value at End of Year    14.055326    12.881154     9.842178    11.311283
               Number of Units at End of Year       13,131       20,574       33,330       25,061
Merrill Lynch Global Allocation V.I. Fund
                  Unit Value at Start of Year    14.908200    13.812889
                    Unit Value at End of Year    16.746399    14.908200
               Number of Units at End of Year            -            -

Units under the series of contracts were first credited under the subaccounts on April 30, 2001 except in the following instances:

Merrill Lynch Global Allocation V. I. Fund where units were first credited on November 21, 2003.

                          SUPPLEMENT DATED MAY 1, 2005

Vision.Supp5/1/2005

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

--------------------------------------------------------------------------------

                                       OF


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING









This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing John Hancock Life Insurance Company (U.S.A.) at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.


                  John Hancock Life Insurance Company (U.S.A.)
                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
                                    663-3000
                                 (800) 344-1029
                          www.johnhancockannuities.com



             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 2, 2005.











JHUSA SEP ACCT H SAI 5/05

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY................................................3
ACCUMULATION UNIT VALUE TABLES.................................................3
SERVICES.......................................................................3
    Independent Registered Public Accounting Firm..............................3
    Servicing Agent............................................................3
    Principal Underwriter......................................................3
APPENDIX A:  AUDITED FINANCIAL STATEMENTS......................................1

GENERAL INFORMATION AND HISTORY

John Hancock Life Insurance Company (U.S.A.) Separate Account H, (the "VARIABLE ACCOUNT") (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H) is a separate investment account of John Hancock Life Insurance Company (U.S.A.), ("WE," "US," "THE COMPANY," or "JOHN HANCOCK USA") (formerly, The Manufacturers Life Insurance Company (U.S.A.)). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue Bloomfield Hills, Michigan 48304. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("MANULIFE NORTH AMERICA"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into the Company. As a result of this merger, the Company became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

ACCUMULATION UNIT VALUE TABLES

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

SERVICES

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The consolidated financial statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial statements of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate Account A) at December 31, 2004 and for each of the two years in the period ended December 31, 2004, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

SERVICING AGENT
Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

- daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

-   semimonthly commission statements;

-   monthly summaries of agent production and daily transaction reports;

-   semiannual statements for contract owners; and

-   annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER
John Hancock Distributors, LLC, ("JHD LLC") (formerly, Manulife Financial Securities LLC), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to JHD LLC in 2004, 2003, 2002 were $403,619,081, $293,120,491 and $275,138,774, respectively. JHD
LLC did not retain any of these amounts during such periods.

                    APPENDIX A: AUDITED FINANCIAL STATEMENTS

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
The Manufacturers Life Insurance Company (U.S.A.)

We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries ("the Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we do not express such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries at December 31, 2004 and 2003, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, in 2004 the Company changed its method of accounting for certain nontraditional long duration contracts and for separate accounts.

Boston, Massachusetts
March 25, 2005

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           CONSOLIDATED BALANCE SHEETS

                                                                    As at December 31
                                                                    -----------------
                                                                     2004       2003
                                                                     ----       ----
                                                                     ($US millions)
Assets
Investments (Note 3):
Securities available-for-sale, at fair value:
 Fixed-maturity (amortized cost: 2004 $10,396; 2003 $9,827)...     $11,188    $10,653
 Equity (cost: 2004 $382; 2003 $401)..........................         466        475
 Mortgage loans...............................................       2,367      2,187
Real estate...................................................       1,450      1,259
Policy loans..................................................       2,681      2,532
Short-term investments........................................         436        564
                                                                   -------    -------
 Total Investments............................................      18,588     17,670
Cash and cash equivalents.....................................       1,482        972
Deferred acquisition costs (Note 5)...........................       3,448      2,939
Deferred sales inducements (Note 5)...........................         228        215
Due from affiliates...........................................       2,350      2,330
Amounts recoverable from reinsurers...........................         968      1,140
Other assets (Goodwill: 2004 -- $62; 2003 -- $62).............       1,101        717
Separate account assets.......................................      57,103     43,694
                                                                   -------    -------
 Total Assets.................................................     $85,268    $69,677
                                                                   =======    =======

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                                                         As at December 31
                                                         -----------------
                                                          2004       2003
                                                          ----       ----
                                                            ($US millions)
Liabilities, Capital and Surplus
Liabilities:
Policyholder liabilities and accruals.............       $21,427    $20,428
Net deferred tax liabilities (Note 6).............           569        426
Due to affiliate..................................           420        289
Other liabilities.................................         1,830      1,265
Separate account liabilities......................        57,103     43,694
                                                         -------    -------
 Total Liabilities................................        81,349     66,102
Capital and Surplus:
Capital stock (Note 8)............................             5          5
Retained earnings.................................         3,086      2,777
Accumulated other comprehensive income (Note 4)...           828        793
 Total Capital and Surplus........................         3,919      3,575
                                                         -------    -------
 Total Liabilities, Capital and Surplus...........       $85,268    $69,677
                                                         =======    =======

The accompanying notes are an integral part of these consolidated financial statements.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                        CONSOLIDATED STATEMENTS OF INCOME

                                                                         For the Years Ended December 31
                                                                         ------------------------------
                                                                          2004       2003        2002
                                                                          ----       ----        ----
                                                                                 ($US millions)
Revenue:
Premiums...............................................................  $  943     $   955    $ 1,002
Fee income.............................................................   1,369       1,107        930
Net investment income..................................................   1,148       1,174      1,157
Net realized investment gains (losses) (Note 13).......................     285         160       (222)
Other (Note 13)........................................................       5           5          4
                                                                         ------     -------    -------
 Total revenue.........................................................   3,750       3,401      2,871
Benefits and expenses:
Policyholder benefits and claims.......................................   1,687       1,829      1,606
Operating expenses and commissions.....................................     715         654        575
Amortization of deferred acquisition costs.............................     358         227         92
Interest expense.......................................................      22          46         42
Policyholder dividends.................................................     389         377        370
                                                                         ------     -------    -------
 Total benefits and expenses...........................................   3,171       3,133      2,685
                                                                         ------     -------    -------
Operating income before income taxes and change in accounting
  principle............................................................     579         268        186
                                                                         ------     -------    -------
Income tax expense.....................................................     168          77         31
                                                                         ------     -------    -------
Income after income taxes and before change in accounting principle....     411         191        155
                                                                         ------     -------    -------
Change in accounting principle.........................................      48          --         --
                                                                         ------     -------    -------
Net income.............................................................  $  459     $   191     $  155
                                                                         ======     =======    =======

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

           CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                      For the Years Ended December 31
                                 -----------------------------------------
                                                   Accumulated
                                                      Other        Total
                                 Capital Retained Comprehensive Capital and
                                  Stock  Earnings    Income       Surplus
                                 ------- -------- ------------- -----------
                                              ($US millions)
Balance, December 31, 2001...      $ 5    $2,511      $153        $2,669
Comprehensive income.........       --       155       358           513
                                   ---    ------      ----        ------
Balance, December 31, 2002...      $ 5    $2,666      $511        $3,182
                                   ===    ======      ====        ======
Comprehensive income.........       --       191       282           473
Dividend to shareholder......       --       (80)       --           (80)
                                   ---    ------      ----        ------
Balance, December 31, 2003...      $ 5    $2,777      $793        $3,575
                                   ===    ======      ====        ======
Comprehensive income.........       --       459        35           494
Dividend to shareholder......       --      (150)       --          (150)
                                   ---    ------      ----        ------
Balance, December 31, 2004...      $ 5    $3,086      $828        $3,919
                                   ===    ======      ====        ======

The accompanying notes are an integral part of these consolidated financial statements.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                      For the Years Ended December 31
                                                                      ------------------------------
                                                                        2004       2003       2002
                                                                        ----       ----       ----
                                                                             ($US millions)
Operating activities:
 Operating cash inflows:
 Premiums..........................................................    $   940    $   972    $ 1,018
 Fee income........................................................      1,369      1,168        981
 Net investment income.............................................      1,154      1,229      1,153
 Other.............................................................          5         11          4
                                                                       -------    -------    -------
   Total operating cash inflows....................................      3,468      3,380      3,156
Operating cash outflows:
 Benefit payments..................................................      1,166      1,495      1,480
 Insurance expenses and taxes......................................      1,656      1,237      1,180
 Dividends paid to policyholders...................................        389        373        358
 Change in other assets and other liabilities......................       (130)      (288)      (422)
                                                                       -------    -------    -------
   Total operating cash outflows...................................      3,081      2,817      2,596
                                                                       -------    -------    -------
   Net cash provided by operating activities.......................        387        563        560
Investing activities:
 Fixed-maturity securities sold, matured or repaid.................      9,218     11,223      8,634
 Fixed-maturity securities purchased...............................     (9,277)    (9,715)    (9,082)
 Equity securities sold............................................        209        530         34
 Equity securities purchased.......................................       (159)      (166)      (214)
 Mortgage loans advanced...........................................       (481)      (564)      (432)
 Mortgage loans repaid.............................................        335        307        186
 Real estate sold..................................................          3         --          1
 Real estate purchased.............................................       (212)      (197)       (60)
 Policy loans advanced, net........................................       (149)      (163)      (143)
 Short-term investments, net.......................................       (170)      (262)       (41)
 Other investments, net............................................         --         10         (4)
                                                                       -------    -------    -------
   Net cash (used in) provided by investing activities.............       (683)     1,003     (1,121)
Financing activities:
 Deposits and interest credited to policyholder account balances...      1,836      1,877      1,778
 Withdrawals from policyholder account balances....................     (1,327)    (1,392)    (1,342)
 Unearned revenue..................................................        120         85        168
 Amounts due (from) to affiliates, net.............................        155     (1,516)       101
 Principal repayment of amounts due to affiliates and parent.......         --       (416)      (211)
 Net reinsurance recoverable.......................................        172        132        243
 Dividend paid to shareholder......................................       (150)       (80)        --
 Repaid funds......................................................         --         (2)        (2)
                                                                       -------    -------    -------
 Net cash provided by (used in) financing activities...............        806     (1,312)       735
 Increase in cash and cash equivalents during the year.............        510        254        174
                                                                       -------    -------    -------
 Cash and cash equivalents at beginning of year....................        972        718        544
                                                                       -------    -------    -------
 Balance, end of year..............................................    $ 1,482    $   972    $   718
                                                                       =======    =======    =======

The accompanying notes are an integral part of these consolidated financial statements.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                                                                                           For the Years Ended December 31
                                                                                           -------------------------------
                                                                                              2004      2003       2002
                                                                                             ------     -----      -----
                                                                                                ($US millions)
Reconciliation of net income to net cash provided by operating activities:
 Net income...........................................................................       $ 459      $ 191      $ 155
 Adjustments to reconcile net income to net cash provided by operating activities.....
   Net realized (gains) losses........................................................        (285)      (160)       222
   Net depreciation, amortization of bond premium or discount and other investment....
     related items....................................................................           3         55         (5)
   Addition to policyholder liabilities and accruals..................................         517        417        104
   Deferral of acquisition costs......................................................        (901)      (648)      (567)
   Amortization of deferred acquisition costs.........................................         358        227         92
   Increase in deferred tax liability, net............................................         128        143         83
   Interest expense...................................................................          22         46         42
   Policyholder dividends.............................................................           4          4         12
   Change in accounting principle.....................................................         (48)        --         --
   Change in other assets and other liabilities.......................................         130        288        422
                                                                                             -----      -----      -----
 Net cash provided by operating activities............................................       $ 387      $ 563      $ 560
                                                                                             =====      =====      =====

The accompanying notes are an integral part of these consolidated financial statements.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                           December 31, 2004 and 2003

                                 ($US millions)

1. Organization and Basis of Presentation

The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA") is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

As a result of the merger between MFC and John Hancock Financial Services Inc., ManUSA changed its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005.

ManUSA and its subsidiaries, collectively known as the "Company", operate in the life insurance industry, offering a broad range of individual insurance, reinsurance, individual wealth management and group wealth management related products. These products are marketed primarily in the United States.

2. Significant Accounting Policies

a) Recent Accounting Standards

Financial Accounting Standards Board (FASB) Derivative Implementation Group Statement of Financial Accounting Standards (SFAS) 133 Implementation Issue No. 36 -- "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Rate Risk Exposures that are Unrelated or only Partially Related to the Creditworthiness of the Issuer of that Instrument" ("DIG B36")

In April 2003, the FASB's Derivative Implementation Group released DIG B36, which addresses whether SFAS No. 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation. The Company's adoption of this guidance effective January 1, 2004 did not have a material impact on the consolidated financial position, results of operations, or cash flows.

Statement of Position 03-1 -- "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1")

In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 03-1. SOP 03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders. SOP 03-1 was effective for the Company's consolidated financial statements on January 1, 2004.

These consolidated financial statements reflect the adoption of SOP 03-1 and resulted in the following adjustments:

                                                              As at January 1, 2004
                                                              ---------------------
Assets
 Increase in deferred acquisition costs......................         $ 14
Liabilities
 Decrease in policyholder liabilities and accruals...........          (62)
 Increase in unearned revenue liability......................            2
 Increase in deferred income tax liabilities.................           26

                                                                   Twelve months ended
                                                                    December 31, 2004
                                                                   --------------------
Cumulative effect of accounting change recorded in net income...          $ 48

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)

SFAS No. 123 (revised 2004) -- Share Based Payment

In December 2004, FASB issued SFAS No. 123 (revised 2004), "Share Based Payment" (SFAS 123(R)), which is a revision of SFAS No. 123, "Accounting for Stock-Based Compensation". SFAS No. 123(R) supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees", and amends SFAS No. 95, "Statement of Cash Flows". Generally, the approach in SFAS No. 123(R) is similar to the approach described in SFAS No. 123. However, SFAS No. 123(R) requires all share-based payments to employees, including grants of employee stock options, to be recognized in the statements of income based on their fair values. Pro forma disclosure is no longer an alternative.

The Company adopted the fair-value based method of accounting for share-based payments effective January 1, 2003 using the prospective method described in SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure". The Company uses the Black-Scholes option-pricing model to estimate the value of stock options of its parent granted to its employees and expects to continue to use this model upon anticipated adoption of SFAS No. 123(R), on July 1, 2005.

Because SFAS No. 123(R) must be applied not only to new awards but to previously granted awards that are not fully vested on the effective date, and because the Company adopted SFAS No. 123 using the prospective transition method (which applied only to awards granted, modified or settled after the adoption date), compensation cost for some previously granted awards that were not recognized under SFAS No. 123 will be recognized under SFAS No. 123(R). However, had the Company adopted SFAS No. 123(R) in prior periods, the impact of that standard would have been immaterial to the financial statements.

FASB Staff Position 106-2-- Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003

In May 2004, the FASB issued FASB Staff Position 106-2-- "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003" (FSP 106-2). In accordance with FSP 106-2, the Company recorded a $1 decrease in net periodic post-retirement benefit costs for the period January to December, 2004.

On December 8, 2003, President George W. Bush signed into law the bill referenced above, which expands Medicare, primarily by adding a prescription drug benefit for Medicare-eligible retirees starting in 2006. The Medicare Prescription Drug Improvement and Modernization Act of 2003 (the Act) provides for special tax-free subsidies to employers that offer plans with qualifying drug coverages beginning in 2006. There are two broad groups of retirees receiving employer-subsidized prescription drug benefits at the Company. The first group, those who retired prior to January 1, 1992, receives a subsidy of between 90% and 100% of total cost. Since this subsidy level will clearly meet the criteria for qualifying drug coverage, the Company anticipates that the benefits it pays after 2005 for pre-1992 retirees will be lower as a result of the new Medicare provisions and has reflected that reduction in the other post-retirement benefit plan liability. With respect to the second group, those who retired on or after January 1, 1992, the employer subsidy on prescription drug benefits is capped and currently provides as low as 25% of the total cost. Since final authoritative accounting guidance has not yet been issued on determining whether a benefit meets the actuarial criteria for qualifying drug coverage, the Company has deferred recognition as permitted by FSP 106-2 for this group. The final accounting guidance could require changes to previously reported information.

FASB Interpretation 46 (revised December 2003)-- Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51

In December, 2003, the FASB re-issued Interpretation 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No.51", ("FIN 46R") which clarifies the consolidation accounting guidance of Accounting Research Bulletin No.51, "Consolidated Financial Statements," ("ARB 51") to certain entities for which controlling financial interest are not measurable by reference to ownership of the equity of the entity. Such entities are known as variable interest entities ("VIEs").

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)

Controlling financial interests of a VIE are defined as exposure of a party to the VIE to a majority of either the expected variable losses or expected variable returns of the VIE, or both. Such party is the primary beneficiary of the VIE and FIN 46R requires the primary beneficiary of a VIE to consolidate the VIE. FIN46R also requires certain disclosures for significant relationships with VIEs, whether or not consolidation accounting is either used or anticipated.

In the event additional liabilities are recognized as a result of consolidating any VIEs with which the Company is involved, these additional liabilities would not represent additional claims on the general assets of the Company; rather, they would represent claims against additional assets recognized as a result of consolidating VIEs. Conversely, in the event additional assets recognized as a result of consolidating VIEs, these additional assets would not represent additional funds which the Company could use to satisfy claims against its general assets, rather they would be used only to settle additional liabilities recognized as a result of consolidating the VIEs.

This interpretation was effective in 2003 for VIEs created after January 31, 2003 and on January 1, 2004 for all other VIEs. The Company has determined that no VIEs are required to be consolidated under the new guidance.

b) Investments

The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Realized gains and losses on sales of securities classified as available-for-sale are recognized in income using the specific-identification method. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected directly in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability. In evaluating whether a decline in fair value is other than temporary, the Company considers various factors, including the time and extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer and whether the debtor is current on contractually obligated interest and principal payments.

Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the consolidated statements of income.

Policy loans are reported at aggregate unpaid balances, which approximates fair value.

Short-term investments, which include investments with maturities of less than one year and greater than ninety days at the date of acquisition, are reported at amortized cost which approximates fair value.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)

c) Derivatives

All derivative instruments are reported on the Consolidated Balance Sheets at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings.

For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Changes in the fair value of derivatives are recorded in income, and changes in the fair value of hedged items are recorded in income to the extent the hedge is effective. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is initially recorded in other comprehensive income and is subsequently reflected into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net gains of $17 after tax, included in other comprehensive income as at December 31, 2004, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

d) Cash Equivalents

The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

e) Deferred Acquisition Costs ("DAC")

Commissions and other expenses, which vary with and are primarily related to the production of new business, are deferred to the extent recoverable from future gross profits and included as an asset. The portion of DAC associated with variable annuity and variable life insurance contracts, universal life insurance contracts, investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. This amortization is adjusted retrospectively when current gross profits or estimates of future gross profits are revised. DAC associated with all other insurance and reinsurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on current and estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future gross profits and any unrecoverable portion is immediately expensed.

f) Policyholder Liabilities and Accruals

Policyholder liabilities for traditional non-participating life insurance policies, reinsurance policies, and for accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized gains associated with the underlying assets.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)


For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.8%. As of December 31, 2004, participating insurance expressed as a percentage of gross actuarial reserves and account value was 46.5%.

For those participating policies in force as of September 23, 1999 and as a result of the demutualization of The Manufacturers Life Insurance Company ("MLI"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as a separate "closed block" of business. As of December 31, 2004, $9,527 (2003 - $9,315) of policyholder liabilities and accruals related to the participating policyholders' account were included in the closed block.

ManUSA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value as of December 31, 2004.

g) Separate Accounts

Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying consolidated financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

h) Revenue Recognition

Premiums on long-duration life insurance and reinsurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

Fee income from annuity contracts, pension contracts, and insurance contracts consists of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on the ex-dividend date.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)

i) Policyholder Benefits and Claims

Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

j) Reinsurance

The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

The amount recoverable from reinsurers and pertaining to policyholder liabilities is presented as a separate asset on the consolidated balance sheets. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

k) Stock-Based Compensation

Certain of ManUSA's employees are provided compensation in the form of stock options, deferred share units and restricted share units in MFC, the indirect parent of the Company. Effective January 1, 2003, MFC prospectively changed its accounting policy for employee stock options from the intrinsic value method to the fair value method for awards granted on or after January 1, 2002. As a result, the fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units granted by MFC to ManUSA employees is recognized in the accounts of ManUSA over the vesting periods of the units. The intrinsic fair value of the restricted share units granted by MFC to ManUSA employees is recognized in the accounts of ManUSA over the vesting periods of the units. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S. generally accepted accounting principles, is recorded in the accounts of ManUSA.

l) Income Taxes

Income taxes have been provided for in accordance with SFAS No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

ManUSA joins its indirect parent, Manulife Holdings (Delaware) LLC. and its subsidiaries, with the exception of The Manufacturers Life Insurance Company of New York ("MNY"), in filing a U.S. consolidated income tax return. MNY files a separate federal income tax return.

In accordance with the income tax-sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if ManUSA and the companies filed separate income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to other liabilities. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

2. Significant Accounting Policies -- (continued)

m) Foreign Exchange Translation

The consolidated balance sheets of the Company's foreign operations and the Company's non-U.S. dollar investments are translated into U.S. dollars using exchange rates in effect at the consolidated balance sheet date. The consolidated statements of income of the Company's foreign operations are translated into U.S. dollars using average exchange rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

n) Comparative Figures

Certain of the prior year's figures have been reclassified to conform to the current year's presentation.

o) Use of Estimates

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") which require management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

The Company made adjustments to the amortized costs of its fixed-maturities and equity securities by recognizing $8 (2003 --$53; 2002 -- $177) in other than temporary impairments in the investment portfolio, net of the related DAC and unearned revenue liability unlocking. In 2002, three items led to a combined net positive income effect from DAC and unearned revenue liability unlocking of $139. The latter changes included positive impacts from an extension of the DAC amortization period on its participating line of business, and improved mortality assumptions on its participating and universal life businesses, and a negative impact from equity market performance below historical assumptions on its variable annuity business.

3. Investments and Investment Income

a) Fixed-Maturity and Equity Securities

At December 31, 2004, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                       Gross        Gross
                                       Amortized     Unrealized  Unrealized        Fair
                                          Cost         Gains       Losses          Value
                                     --------------  ----------  ----------   ---------------
As of December 31                     2004    2003   2004  2003  2004  2003    2004    2003
-----------------                    ------- ------  ----  ----  ----  ----   ------- -------
Fixed-maturity securities:
U.S. government...................   $ 3,308 $2,536  $111  $ 64  $ (8) $(18)  $ 3,411 $ 2,582
Foreign governments...............     1,063  1,108   203   202    --    (3)    1,266   1,307
Corporate.........................     5,882  5,933   494   589   (14)  (23)    6,362   6,499
Asset-backed......................       143    250     7    18    (1)   (3)      149     265
                                     ------- ------  ----  ----  ----  ----   ------- -------
Total fixed-maturity securities...   $10,396 $9,827  $815  $873  $(23) $(47)  $11,188 $10,653
                                     ======= ======  ====  ====  ====  ====   ======= =======
Equity securities.................   $   382 $  401  $ 91  $ 83  $ (7) $ (9)  $   466 $   475
                                     ======= ======  ====  ====  ====  ====   ======= =======

Proceeds from sales of fixed-maturity securities during 2004 were $8,860 (2003 -- $10,986; 2002 -- $8,481). Gross gains and losses of $252 and $123 respectively, were realized on those sales (2003 -- $251 and $122 respectively; 2002 -- $218 and $154 respectively). In addition during 2004, other-than-temporary impairments of nil (2003 -- $10; 2002 -- $109) were recognized in income.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

3. Investments and Investment Income -- (continued)

Proceeds from the sale of equity securities during 2004 were $209 (2003 -- $530; 2002 -- $34). Gross gains and losses of $35 and $28 respectively, were realized on those sales (2003 -- $181 and $147 respectively; 2002 -- $48 and $84 respectively). In addition during 2004, other-than-temporary impairments of $10 (2003 -- $51; 2002 -- $135) were recognized in income.

The cost amounts for both fixed-maturity securities and equity securities are net of the other-than-temporary impairment charges.

At December 31, 2004, there were 114 (2003 -- 323) fixed-income securities that have a gross unrealized loss of $23 (2003 -- $47) of which the single largest unrealized loss was $2 (2003 -- $7). The Company anticipates that these fixed income securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these fixed-income securities until they recover or mature.

At December 31, 2004, there were 69 (2003 -- 78) equity securities that have a gross unrealized loss of $7 (2003 -- $9) of which the single largest unrealized loss was $2 (2003 -- $2). The Company anticipates that these equity securities will recover in value.

The contractual maturities of fixed-maturity securities at December 31, 2004 are shown below:

                                                                        Amortized   Fair
As of December 31, 2004                                                   cost      Value
-----------------------                                                 ---------  -------
Fixed-maturity securities, excluding mortgage-backed securities:
One year or less...................................................      $   335   $   347
Greater than 1; up to 5 years......................................        1,639     1,686
Greater than 5; up to 10 years.....................................        2,868     3,023
Due after 10 years.................................................        5,411     5,983
Asset - backed securities..........................................          143       149
                                                                         -------   -------
   Total fixed-maturity securities.................................      $10,396   $11,188
                                                                         =======   =======

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

b) Mortgage Loans

Mortgage loans are reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related allowances for mortgage loan losses were as follows:

As of December 31           2004    2003
-----------------           ----    ----
Impaired loans...........   $ 83    $90
                            ====    ===
Allowance, January 1.....   $ 31    $36
Deductions...............    (23)    (5)
                            ----    ---
Allowance, December 31...   $  8    $31
                            ====    ===

All impaired mortgage loans have been provided for and no interest is accrued on impaired loans.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

3. Investments and Investment Income -- (continued)

c) Investment Income

Income by type of investment was as follows:

                                 For the Years Ended December 31
                                 ------------------------------
                                   2004       2003       2002
                                   -----     ------     ------
Fixed-maturity securities...      $  692     $  737     $  729
Equity securities...........          16         12         11
Mortgage loans..............         155        149        139
Investment real estate......          86         86         88
Other investments...........         230        228        228
                                  ------     ------     ------
Gross investment income.....       1,179      1,212      1,195
Investment expenses.........         (31)       (38)       (38)
                                  ------     ------     ------
Net investment income.......      $1,148     $1,174     $1,157
                                  ======     ======     ======

d) Significant Equity Interests

ManUSA holds a 27.7% indirect interest in Flex Leasing I, LLC ("Flex I") which is accounted for using the equity method whereby ManUSA recognizes its proportionate share of the investee's net income or loss. In 2003, ManUSA sold its 19.6% direct interest in Flex II, LLC, which also had been accounted for using the equity method, for a realized gain of $1.

As of December 31, 2004, the total assets for Flex I were $290 (2003 -- $296 for Flex I; 2002 -- $306 for Flex I and $87 for Flex II), with total liabilities amounting to $230 (2003 -- $237 for Flex I; 2002 -- $248 for Flex I and $77 for Flex II). For the year ended December 31, 2004, total net loss amounted to $3 (2003 -- $5 for Flex I; 2002 -- $3 for Flex I and $4 for Flex
II).

e) Securities Lending

The Company engages in securities lending to generate additional income. Certain securities from its portfolio are loaned to other institutions for certain periods of time. Collateral, which exceeds the market value of the loaned securities, is lodged by the borrower with the Company and retained by the Company until the underlying security has been returned to the Company. The collateral is reported in cash and other liabilities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. As of December 31, 2004, the Company has loaned securities (which are included in invested assets) with a carrying value and market value of approximately $2,579 and $2,645 respectively (2003 -- $667 and $642 respectively).

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

4. Comprehensive Income

a) Total comprehensive income was as follows:

                                                                                     For the Years Ended December 31
                                                                                     -------------------------------
                                                                                       2004       2003      2002
                                                                                       ----       ----      ----
Net income........................................................................     $459       $191      $155
Other comprehensive income, net of DAC, deferred income taxes and other amounts required to satisfy policyholder liabilities:
 Unrealized holding gains arising during the year.................................      118        209       269
 Minimum pension asset (liability)................................................       (1)        24       (25)
 Foreign currency translation.....................................................       57        131        44
 Less:
 Reclassification adjustment for realized gains (losses) included in net income...      139         82       (70)
                                                                                       ----       ----      ----
Other comprehensive income........................................................       35        282       358
                                                                                       ----       ----      ----
Comprehensive income..............................................................     $494       $473      $513
                                                                                       ====       ====      ====

Other comprehensive income is reported net of tax (benefit) expense of $(11), $81, and $169 for 2004, 2003 and 2002, respectively.

b) Accumulated other comprehensive income is comprised of the following:

As of December 31                           2004   2003
-----------------                           ----   ----
Unrealized gains :
 Beginning balance.......................   $640   $512
 Current period change...................    (21)   128
                                            ----   ----
 Ending balance..........................   $619   $640
                                            ----   ----
Minimum pension liability:
 Beginning balance.......................   $ (3)  $(28)
 Current period change...................     (1)    25
                                            ----   ----
 Ending balance..........................   $ (4)  $ (3)
                                            ----   ----
Foreign currency:
 Beginning balance.......................   $156   $ 27
 Current period change...................     57    129
                                            ----   ----
 Ending balance..........................   $213   $156
                                            ----   ----
Accumulated other comprehensive income...   $828   $793
                                            ====   ====

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

4. Comprehensive Income -- (continued)

c) Unrealized Gains on Securities Available-for-Sale

Net unrealized gains on fixed-maturity and equity securities included in other comprehensive income were as follows:

As at December 31                                                        2004    2003
-----------------                                                       ------  ------
Gross unrealized gains...............................................   $1,355  $1,385
Gross unrealized losses..............................................      (56)    (56)
DAC and other amounts required to satisfy policyholder liabilities...     (349)   (345)
Deferred income taxes................................................     (331)   (344)
                                                                        ------  ------
Net unrealized gains on securities available-for-sale................   $  619  $  640
                                                                        ======  ======

5. Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

The components of the change in DAC/DSI were as follows:

                                                                     For the Years Ended
                                                                         December 31
                                                                     ------------------
                                                                      2004      2003
                                                                     ------    -------
Balance, January 1................................................   $3,154    $2,731
Capitalization....................................................      847       651
Amortization......................................................     (358)     (227)
Change in accounting principle (Note 2 a).........................       14        --
Effect of net unrealized gains on securities available-for-sale...       19        (1)
                                                                     ------    ------
Balance, December 31..............................................   $3,676    $3,154
                                                                     ======    ======

6. Income Taxes

The components of income tax expense were as follows:

                                For the Years Ended
                                  December 31
                                ------------------
                                2004  2003   2002
                                ----  ----   ----
Current expense (benefit)...    $ 40  $(66)  $(52)
Deferred expense............     128   143     83
                                ----  ----   ----
Total expense...............    $168  $ 77   $ 31
                                ====  ====   ====

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income; dividends received tax deductions, differences in the treatment of deferred acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

6. Income Taxes -- (continued)

Deferred income tax assets (liabilities), result from tax affecting the differences between financial statement values and tax values of assets and liabilities at each consolidated balance sheet date. The Company's deferred income tax assets (liabilities) were as follows:

                                                       For the Years Ended
                                                          December 31
                                                       ------------------
                                                        2004      2003
                                                       ------    ------
Deferred tax assets:
Differences in computing policy reserves...........    $  704    $  598
Investments........................................        --         1
Policyholder dividends payable.....................        --        11
Net operating loss.................................        69       178
Other deferred tax assets..........................       113        34
                                                       ------    ------
 Deferred tax assets...............................       886       822
                                                       ------    ------
Deferred tax liabilities:
Deferred acquisition costs.........................       735       672
Unrealized gains on securities available-for-sale..       465       472
Premiums receivable................................        23        25
Investments........................................       229        58
Other deferred tax liabilities.....................         3        21
                                                       ------    ------
 Deferred tax liabilities..........................     1,455     1,248
                                                       ------    ------
 Net deferred tax liabilities......................    $ (569)   $ (426)
                                                       ======    ======

At December 31, 2004, the Company has operating loss carry forwards of $198 that will begin to expire in 2016, and $4 of tax credits with no expiry limitation. At December 31, 2003 and December 31, 2002, the Company had operating loss carry forwards of $508 and $612, respectively, and $3.4 and $1.4, respectively, of tax credits.

7. Notes Payable to Parent

On December 29, 1997, the Company issued two surplus debentures for $240 bearing interest at 7.93% per annum to Manufacturers Investment Corporation ("MIC").

On April 1, 1998, the Company issued two additional surplus debentures for $150 bearing interest at 8.10% per annum to MIC. During 2002, a partial principal repayment of $20 on one of the debentures was made.

On December 31, 2003, with the approval of the Michigan Division of Insurance by letter dated December 23, 2003, the Company repaid the total remaining principal of $370 to MIC plus accrued interest of $12. Total interest paid was $31 and $32 for 2003 and 2002, respectively. No amount was owed to MIC as of December 31, 2004.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

8. Capital and Surplus

Capital stock is comprised of the following:

                                                  2004  2003
                                                  ----  ----
Authorized:
 50,000,000 Preferred shares, Par value $1.00..     --    --
 50,000,000 Common shares, Par value $1.00.....     --    --
Issued and outstanding:
 100,000 Preferred shares......................     --    --
 4,728,934 Common shares.......................   $  5  $  5

ManUSA and its life insurance subsidiaries are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

Net income (loss) and net capital and surplus, as determined in accordance with statutory accounting principles for ManUSA and its life insurance subsidiaries were as follows:

                                                        US Statutory Basis
                                                        ------------------
For the Years Ended December 31                          2004  2003  2002
-------------------------------                         ------ ---- ------
The Manufacturers Life Insurance Company (U.S.A.):
 Net income (loss)...................................   $  304 $289 $ (396)
 Net capital and surplus.............................    1,165  954  1,078
The Manufacturers Life Insurance Company of New York:
 Net income (loss)...................................   $   21 $  2 $  (26)
 Net capital and surplus.............................       51   52     52

As a result of the demutualization of MLI there are regulatory restrictions on the amounts of participating profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of the policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

As at December 31, 2004, assets in the amount of $6.7 (2003 -- $6.7) were on deposit with government authorities or trustees as required by law.

9. Pension and Other Post-Employment Benefits

a) Employee Retirement Plans

The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan").

Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with five or more years vesting service with the Company as of July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)

Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields or 5.25% per annum.

Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

At December 31, 2004, the projected benefit obligation to the participants of the Plan was $78 (2003 -- $76), which was based on an assumed interest rate of 5.75% (2003 -- 6.0%). The fair value of the Plan assets totaled $74 (2003 -- $71).

The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" (the "Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. Compensation is not limited and benefits are not restricted by the Internal Revenue Code.

Benefits under the Supplemental Plan are provided to participants who terminate after three years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

Cash balance contribution credits for the Supplemental Plan vary with service, and interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields or 5.25% per annum. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit set by the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he/she would have been entitled to under the Plan's benefit formula except for the pay and benefit limitations in the Internal Revenue Code.

At December 31, 2004, the projected benefit obligation to the participants of the Supplemental Plan was $28 (2003 -- $26), which was based on an assumed interest rate of 5.75% (2003 -- 6.0%).

b) 401(k) Plan

The Company sponsors a defined contribution 401(k) savings plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974. The Company contributed $2 in 2004 (2003 -- $2).

c) Post-retirement Benefit Plan

In addition to the retirement plans, the Company sponsors a post-retirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides primary medical coverage for retirees and spouses under age
65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It also provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150,000. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)


The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2004, the benefit obligation of the postretirement benefit plan was $30 (2003 -- $29), which was based on an assumed interest rate of 5.75% (2003 -- 6.0%). This plan is unfunded. Post-retirement benefit plan expenses for 2004 were $3 (2003 -- $2).

d) Financial Information regarding the Employee Retirement Plans and the Post-retirement Benefit Plan

Pension plans based in the United States require annual valuations, with the most recent valuations performed as at January 1, 2004.

Information applicable to the Employee Retirement Plans and the Post-retirement Benefit Plan as estimated by a consulting actuary for the December 31 year-ends is as follows:

                                                                                   Post-
                                                                  Employee       retirement
                                                                 Retirement       Benefit
                                                                    Plans          Plan
                                                                -------------   ------------
As of December 31                                                2004   2003    2004   2003
-----------------                                               -----   -----   ----   ----
Change in benefit obligation
Benefit obligation at beginning of year......................   $(102)  $ (90)  $(29)  $(23)
Service cost.................................................      (5)     (5)    (1)    (1)
Interest cost................................................      (6)     (6)    (2)    (2)
Actuarial loss...............................................      --      (8)    (1)    (4)
Impact of Medicare...........................................     N/A     N/A      1     --
Benefits paid................................................       7       7      2      1
                                                                -----   -----   ----   ----
Benefit obligation at end of year............................   $(106)  $(102)  $(30)  $(29)
                                                                -----   -----   ----   ----
Change in plan assets
Fair value of plan assets at beginning of year...............   $  71   $  60   $ --   $ --
Actual return on plan assets.................................       9      16     --     --
Employer contribution........................................       1       2      1      1
Benefits paid................................................      (7)     (7)    (1)    (1)
                                                                -----   -----   ----   ----
Fair value of plan assets at end of year.....................   $  74   $  71   $ --   $ --
                                                                -----   -----   ----   ----
Funded status................................................   $ (32)  $ (31)  $(30)  $(29)
Unrecognized transition asset................................      --      (1)    --     --
Unrecognized actuarial loss (gain)...........................      45      50     (6)    (6)
Unrecognized prior service cost..............................       3       3     --     --
                                                                -----   -----   ----   ----
Net amount recognized........................................   $  16   $  21   $(36)  $(35)
                                                                -----   -----   ----   ----
Amounts recognized in consolidated balance sheets consist of:
 Prepaid benefit cost........................................   $  36   $  39   $ --   $ --
 Accrued benefit liability...................................     (26)    (24)   (37)   (35)
 Intangible asset............................................       1       1     --     --
 Accumulated other comprehensive income......................       6       5     --     --
                                                                -----   -----   ----   ----
Net amount recognized........................................   $  17   $  21   $(37)  $(35)
                                                                =====   =====   ====   ====

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)

                                     Employee     Post-retirement
                                    Retirement       Benefit
                                       Plans          Plan
                                    ----------    --------------
As of December 31                   2004  2003    2004    2003
-----------------                   ----  ----    ----    ----
Weighted average assumptions
Discount rate.....................  5.75% 6.00%   5.75%   6.00%
Expected return on plan assets....  8.25% 8.25%    N/A     N/A
Rate of compensation increase.....  4.00% 5.00%   4.00%   5.00%
Cost-of-living increase...........  3.00% 3.00%    N/A     N/A

On December 31, 2004, the accrued post-retirement benefit plan obligation was $30. The post-retirement benefit obligation for eligible active employees was $5. The amount of the post-retirement benefit obligation for ineligible active employees was $11. For measurement purposes as of December 31, 2004, a 10.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2004 for both pre-65 and post-65 coverages. This rate was assumed to decrease gradually to 5% in 2016 and will remain at that level thereafter.

                                                                Employee   Post-retirement
                                                               Retirement      Benefit
                                                                 Plans          Plan
                                                               ----------   --------------
As of December 31                                              2004  2003   2004    2003
-----------------                                              ----  ----   ----    ----
Components of net periodic benefit cost for plan sponsor
Service cost..............................................     $ 5   $ 5    $ 1     $ 1
Interest cost.............................................       6     6      2       2
Expected return on plan assets............................      (6)   (7)    --      --
Amortization of net transition obligation.................      (1)   (3)    --      --
Recognized actuarial loss (gain)..........................       3     2     --      (1)
                                                               ---   ---    ---     ---
Net Periodic Benefit Cost.................................     $ 7   $ 3    $ 3     $ 2
                                                               ===   ===    ===     ===

For the pension plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation, the accumulated benefit obligation, and the fair value of plan assets were $28, $26, and nil respectively as of December 31, 2004 and $26, $24, and nil respectively as of December 31, 2003.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2004 reported expenses:

                                                             One-Percentage-  One-Percentage-Point
                                                             Point Increase         Decrease
                                                             ---------------  --------------------
Effect on total of service and interest cost components...         $1                 $(1)
Effect on post-retirement benefit obligation..............         $5                 $(4)

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)

No contributions are anticipated during the next 5 years and the expected benefit payments for the next 5 years are as follows:

              Expected Pension &
            Other Benefit Payments
            ----------------------
2005               $8
2006               $8
2007               $8
2008               $9
2009               $9

e) Plan Assets

The weighted average assets for the Company's U.S. Cash Balance Plan at December 31, 2004, and December 31, 2003, by asset category are as follows:

                           Plan Assets
                           -----------
As of December 31          2004   2003
-------------------        ----   ----
Equity securities..         63%    66%
Debt securities....         33%    29%
Real estate........          4%     5%
Other..............          0%     0%
                           ---    ---
Total..............        100%   100%
                           ===    ===

The primary objective is to maximize the long-term investment return while maintaining an acceptable variability of pension expense without undue risk of loss or impairment. The range of target allocation percentages include a 40% to 80% range for equity securities with a target allocation of 67% and a range of 20% to 60% for debt securities with a target allocation of 33%. In addition, while there is no set target allocation, real estate is also included as an investment vehicle. To the extent an asset class exceeds its maximum allocation, the Company shall determine appropriate steps, as it deems necessary, to rebalance the asset class. To the extent that any portion of the assets is managed by one or more fund managers, each manager will employ security selection and asset mix strategies to try to add value to the returns that would otherwise be earned by the alternative of passively managing the fund assets.

Overall Guidelines

  - No more than 5% of the market value of the total assets can be invested in any one company's securities.

  - No more than 5% of a corporation's outstanding issues in a given security class may be purchased.

  - No more than 25% of the market value of the portfolio can be invested in one industry sector unless authorized by the U.S. Retirement Committee (managers may employ any acceptable industry classification approach). This restriction does not apply to investments made in U.S. Government securities.

  - Futures, covered options or any other derivative investments may be used for hedging or defensive purposes only. Use of these investments to leverage the portfolio is prohibited.

  - Investments in securities of the investment manager, custodian or any other security which would be considered a non-exempt prohibited transaction or a self-dealing transaction under the employee Retirement Income Security Act are prohibited.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)

  - Each fund manager will maintain a fully invested (5% or less in cash equivalents) portfolio according to the mandate mutually agreed to by the fund manager and the U.S. Retirement Committee. Any exceptions to this must be agreed to in writing by the U.S. Retirement Committee.

10. Stock based compensation

There are no stock based compensation plans involving stock of ManUSA. However, employees of ManUSA participate in the Executive Stock Option Plan of MFC (the "ESOP"). Under this plan, stock options are periodically granted to selected individuals. The stock options provide the holder with the right to purchase common shares at an exchange price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. A total of 36,800,000 MFC common shares have been reserved for issuances under the ESOP.

Details of outstanding options relating to the employees of ManUSA are as follows:

                                          For the Years Ended December 31
                                     -----------------------------------------
                                             2004                 2003
                                     -------------------- --------------------
                                                 Weighted             Weighted
                                                 average              average
                                      Number of  exercise  Number of  exercise
                                       options    price     options    price
                                     (thousands)  (Cdn.)  (thousands)  (Cdn.)
                                     ----------- -------- ----------- --------
Outstanding, January 1..........        2,235     $38.82     2,110     $40.37
Granted.........................          378      48.53       275      36.38
Exercised.......................          (95)     38.79        (7)     39.02
Forfeited/Cancelled.............          (13)     43.13      (143)     41.27
                                        -----     ------     -----     ------
Outstanding, December 31........        2,505     $40.26     2,235     $38.82
                                        -----     ------     -----     ------
Exercisable, as of December 31..        1,595     $40.04     1,264     $38.86
                                        =====     ======     =====     ======

The exercise price of stock options outstanding range from Cdn. $14.17 to Cdn. $55.4 and have a weighted average contractual remaining life of 5.1 years.

The weighted average fair value of each option granted by MFC in 2004 has been estimated at Cdn. $11.33 (2003 -- Cdn. $10.75) using the Black-Scholes option-pricing model. The pricing model uses the following weighted average assumptions: risk-free interest rate of 3.7% (2003 -- 4.8%), dividend yield of 1.8% (2003 -- 1.8%), expected volatility of 22.5% (2003 --25%) and expected life of six years (2003 -- seven years).

Effective January 1, 2003, MFC changed its accounting policy on a prospective basis for stock options granted to employees on or after January 1, 2002, from the intrinsic value method to the fair value method. As a result, the Company recorded in its accounts an additional compensation expense of $1 for the year ended December 31, 2003.

In 2000, MFC also granted deferred share units (the "DSUs") to certain employees in the ESOP. The DSUs vest over a four-year period and each unit entitles the holder to receive one common share of MFC on retirement or termination of employment. The DSUs attract dividends in the form of additional DSUs at the same rate as dividends on the common shares of MFC. No DSUs were granted during 2004 and 2003. The number of DSUs outstanding was 173,237 as at December 31, 2004 (2003 -- 170,209). ManUSA recorded compensation expense of $2 related to DSUs granted by MFC to its employees (2003 -- $1; 2002 -- $1).

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

10. Stock based compensation -- (continued)

Effective January 1, 2001, MFC established the Global Share Ownership Plan (the "GSOP") in which ManUSA employees can participate. Under this plan, qualifying employees of ManUSA can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match 50% of the employee's eligible contributions. The MFC contributions vest immediately. All contributions will be used by the plan's trustee to purchase common shares in the open market. Amounts matched by MFC in respect of ManUSA employees are charged and expensed to ManUSA via the service agreement between ManUSA and MFC.

The Company also has deferred compensation incentive plans open to all branch managers and qualified agents.

During the first quarter of 2003, MFC established a new Restricted Share Unit ("RSU") plan. RSUs represent phantom common shares of MFC that entitle a participant to receive payment equal to the market value of the same number of common shares at the time the RSUs vest. RSUs vest and are paid out in 34 months and the related compensation expense is recognized over the period based on changes in the fair value of MFC's stock. At December 31, 2004 there were 252,149 RSU's outstanding for eligible employees (2003 -- 222,269). The Company recorded a compensation expense related to RSUs of $3 for the year ended December 31, 2004 (2003 -- $1).

11. Derivative Financial Instruments

The Company uses a variety of derivative financial instruments as part of its efforts to manage exposures to foreign currency, interest rate, and other market risks arising from its on-balance sheet financial instruments and future commitments. These instruments include interest rate exchange agreements, cross currency swaps, and foreign currency forward contracts.

The Company enters into interest rate exchange agreements to reduce and manage interest rate risk associated with individual assets and liabilities. These interest rate exchange agreements consist primarily of interest rate swap agreements and interest rate floors and are regarded as fair value hedges.

The Company uses cross currency swaps to reduce both foreign exchange and interest rate risk associated with outstanding non-U.S. dollar denominated debt. These instruments are regarded as fair value hedges.

These instruments are designated and effective as hedges, as there is a high correlation between changes in market value or cash flow of the derivative and the underlying hedged item at inception and over the life of the hedge.

The Company uses foreign currency forward contracts to hedge some of the foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. A foreign currency forward contract obliges the Company to deliver a specified amount of currency on a future date at a specified exchange rate. The value of the foreign exchange forward contracts at any given point fluctuates according to the underlying level of exchange rate and interest rate differentials. These instruments are regarded as cash flow hedges.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e. the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) and replacement cost risk (i.e. the cost to replace the contract at current market rates should the counterparty default prior to the settlement date). To limit exposure associated with counterparty nonperformance on interest rate exchange agreements, the Company enters into master netting agreements with its counterparties.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

11. Derivative Financial Instruments -- (continued)

Outstanding derivative instruments were as follows:

                                                  Notional or Contract
                                                       Amounts          Carrying Value    Fair Value
                                                  --------------------  --------------    -----------
As of December 31                                  2004       2003       2004    2003     2004   2003
-----------------                                 ------     ------      ----    ----     ----   ----
Interest rate and currency swaps and floors...    $1,491     $  830      $(41)   $(34)    $(41)  $(34)
Interest rate option written..................        12         12        (1)     (1)      (1)    (1)
Equity contracts..............................         3          9        --      --       --     --
Currency forwards.............................       356        276        25      25       25     25
                                                  ------     ------      ----    ----     ----   ----
Total derivatives.............................    $1,862     $1,127      $(17)   $(10)    $(17)  $(10)
                                                  ======     ======      ====    ====     ====   ====

Fair value of derivative financial instruments reflect the estimated amounts that the Company would receive or pay to terminate the contract at the consolidated balance sheet date, including the current unrealized gains (losses) on the instruments. Fair values of the agreements were based on estimates obtained from the individual counter parties.

12. Fair Value of Financial Instruments

The carrying values and the estimated fair values of the Company's financial instruments at December 31 were as follows:

                                             Carrying Value      Fair Value
                                             ---------------   ---------------
As of December 31                             2004    2003      2004    2003
-----------------                            ------- -------   ------- -------
Assets:
 Fixed-maturity and equity securities....    $11,654 $11,128   $11,654 $11,128
 Mortgage loans..........................      2,367   2,187     2,516   2,419
 Policy loans............................      2,681   2,532     2,681   2,532
 Short-term investments..................        436     564       436     564
Liabilities:
 Insurance investment contracts..........      2,337   2,365     2,309   2,333
 Derivative financial instruments........         17      10        17      10

The following methods and assumptions were used to estimate the fair values of the above financial instruments:

Fixed-maturity and equity securities: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of fixed-maturity private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

Mortgage loans: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

Policy loans: Carrying values approximate fair values.

Insurance investment contracts: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

12. Fair Value of Financial Instruments -- (continued)

Derivative financial instruments: Fair values of derivative financial instruments were based on estimates obtained from the individual counterparties.

Separate account assets and liabilities: The carrying values in the consolidated balance sheets for separate account assets and liabilities approximate their fair value. Fair value was determined by applying the above outlined methodology to the relevant assets underlying the respective separate accounts.

13. Related Party Transactions

The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $281 in 2004 (2003 -- $254; 2002 -- $277).

MFC also provides a claims paying guarantee to certain U.S. policyholders.

On December 20, 2002, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited (Bermuda) (MRL), a sister company to reinsure a block of variable annuity business. The contract reinsures all risks, however, the primary risk reinsured is investment and lapse risk with only limited coverage of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the agreement, the Company received a ceding commission of $169 in 2004 (2003 -- $123; 2002 -- $168), which is classified as unearned revenue and reported in other liabilities. The amount is being amortized to income as payments are made to MRL. The balance of this unearned revenue as of December 31, 2004 was $374.

On September 23, 1997, the Company entered into a reinsurance agreement with MRL to reinsure a closed block of participating life insurance business. On December 31, 2003, the Company recaptured the reinsurance agreement. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. As a result of the early termination of the treaty, the company paid MRL a termination fee of $21, which was reported as a reduction of other revenue in 2003.

On December 31, 2003, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurers Bermuda Limited (MRBL), to reinsure 90% of the non-reinsured risk of the closed block of participating life insurance business. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRBL under the terms of the agreement. Included in amounts due from affiliates is $2,371 (2003 -- $2,223) representing the receivable from MRBL for the transferred assets, which are accounted for in a similar manner as invested assets available-for-sale.

Pursuant to a promissory note, issued pursuant to a Credit Agreement of the same date, the Company received a loan of $250 (Cdn. $375) from an affiliate, Manulife Hungary Holdings KFT ("MHHL"). The principal outstanding is $74 (Cdn. $96) both on December 31, 2004 and 2003. The maturity date with respect to any borrowing is 365 days following the date of the advance of a loan, however, the loan is normally renegotiated at each year-end. Interest is calculated at a fluctuating rate equivalent to a 3-month LIBOR plus 39 basis points in 2003 (32 basis points in 2002) and is payable quarterly. On December 30, 2002, the Company repaid $177 (Cdn. $279) of the principal balance outstanding. By an agreement dated August 9, 2004 effected on September 2, 2004, the Cdn $96 of the principal outstanding was converted to U.S. $74.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

13. Related Party Transactions -- (continued)


On December 29, 2001, ManUSA entered into a one-year agreement with MLI to swap Cdn. $375 at a three-month Banker's Acceptance note plus 31.34 basis points for U.S. $240 at 3-month LIBOR plus 32.5 basis points. There was no gain or loss on the maturity of the swap. On December 29, 2002, ManUSA entered into a one-year agreement with MLI to swap Cdn. $96 at a three-month Banker's Acceptance note plus 32 basis points for U.S. $61 at a three-month LIBOR plus 25 basis points. There was no gain or loss on the maturity of the swap. Effective December 28, 2003, the Company entered into a one-year agreement with MLI to swap Cdn. $96 at a three-month Banker's Acceptance note plus 39 basis points for U.S. $71 at a three-month LIBOR plus 25 basis points. The Company terminated this swap agreement on the same day the loan with MHHL was converted to U.S. dollars.

Pursuant to a promissory note issued by the Company, the Company borrowed $4 from MHHL. The maturity date with respect to any borrowing is 365 days after the date of the advance of a loan. Interest on the loan is calculated at a fluctuating rate equal to a 3-month LIBOR plus 25 basis points and is payable quarterly starting March 28, 2001. The rate was 2.8% at December 31, 2004.

Pursuant to a promissory note dated May 7, 1999, ENNAL Inc., a wholly owned non-life subsidiary of the Company, loaned $83 (Cdn. $125) to MLI. Interest is calculated at a rate of 5.6% per annum and is payable annually on December 15. The principal balance was collected on December 15, 2003, resulting in a foreign exchange gain of $10, which was recorded as a realized investment gain.

As at December 31, 2004, the Company had one (2003 -- two) inter-company loan to MRL with a carrying value of $18 (2003 -- $19). The loan matures on May 11, 2006 and bears interest at a 3-month LIBOR plus 60 basis points. The rate at December 31, 2004 was 3.09%.

The Company has a liquidity pool in which affiliates can invest their excess cash. Terms of operation and participation in the liquidity pool are set out in the Liquidity Pool and Loan Facility Agreement effective May 28, 2004. The maximum aggregate amount that the Company can accept in the liquidity pool is $600. By acting as the group's banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on the funds will be reset daily to the one-month U.S. Dollar London Inter-Bank Bid ("LIBID").

The following table exhibits the affiliates and their participation in the Company's liquidity pool:

Affiliate                                         2004     2003
---------                                         ----     ----
Manulife Investment Corporation ("MIC")......     $ 51     $ 34
Manulife Reinsurance Ltd ("MRL").............       65       71
Manulife Reinsurance (Bermuda) Ltd ("MRBL")..       67       50
MRBL Reinsurance Trust.......................      155       58
Manulife Hungary Holdings KFT ("MHHL").......        4       --
                                                  ----     ----
Total........................................     $342     $213
                                                  ====     ====

The amounts are included in due to affiliates.

14. Reinsurance

In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

14. Reinsurance -- (continued)

Reinsurance premiums were included in premium revenue as follows:

For the Years Ended December 31    2004    2003     2002
-------------------------------   -----   ------   ------
Direct premiums..........         $ 900   $1,011   $1,011
Reinsurance assumed......           335      309      323
Reinsurance ceded........          (292)    (365)    (332)
                                  -----   ------   ------
Total premiums...........         $ 943   $  955   $1,002
                                  =====   ======   ======

Reinsurance recoveries on ceded reinsurance contracts were $281, $309 and $311 during 2004, 2003 and 2002, respectively.

15. Certain Separate Accounts

The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees, which are discussed more fully below. The company also has an immaterial amount of variable life insurance contracts in force, which will not be discussed further.

During 2004 and 2003, there were losses on transfers of assets from the general account to the separate accounts of $1. The assets supporting the variable portion of the variable annuity contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in policyholder benefits in the Company's Consolidated Statements of Income. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line items in the Company's Consolidated Statements of Income.

The deposits related to the variable life insurance contracts are invested in separate accounts and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

The variable annuity contracts are issued through separate accounts and the Company contractually guarantees to the contract holder either (a) a return of no less than total deposits made to the contract less any partial withdrawals,
(b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary. Business issued after December 31, 2002 has a proportional partial withdrawal benefit instead of a dollar-for-dollar relationship.

Variable annuity policyholders can also elect guarantees that provide either a minimum benefit payable in the event of death or annuitization or a minimum partial withdrawal amount during the accumulation period.

Reinsurance has been utilized to mitigate risk related to guaranteed minimum death benefits and guaranteed minimum income benefits.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

15. Certain Separate Accounts -- (continued)

At December 31, 2004 and December 31, 2003, the Company had the following variable contracts with guarantees:

As at December 31                                      2004       2003
-----------------                                     -------   -------
Return of net deposits
 Account value.................................       $ 4,093   $ 2,004
 Net amount at risk -- gross...................       $    11   $    15
 Net amount at risk -- net.....................       $     2   $    10
Return of net deposits plus a minimum return
 Account value.................................       $   896   $   838
 Net amount at risk -- gross...................       $   178   $   201
 Net amount at risk -- net.....................       $     1   $     1
 Guaranteed minimum return rate................             5%        5%
Highest anniversary account value minus
withdrawals post-anniversary
 Account value.................................       $22,637   $18,690
 Net amount at risk -- gross...................       $ 2,275   $ 3,039
 Net amount at risk -- net.....................       $    90   $   262
Guaranteed Minimum Income Benefit
 Account value.................................       $11,420   $ 9,252
 Net amount at risk -- gross...................       $ 1,277   $ 1,348
 Net amount at risk -- net.....................       $    21   $    18
Guaranteed Minimum Withdrawal Benefit
 Account value.................................       $ 3,187   $     9
 Net amount at risk -- gross...................            --        --
 Net amount at risk -- net.....................            --        --

(Note that the Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the consolidated balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For guarantees of partial withdrawal amounts, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. The table above shows the net amount at risk both gross and net of reinsurance.

For purposes of modeling risk, account balances of variable contracts with guarantees have been allocated to Separate Account mutual funds with the following characteristics (in units of $1 billion), as of December 31, 2004 and December 31, 2003, respectively:

                                                                    December 31,   December 31,
Asset Class           Index                                            2004           2003
-----------           -----                                         ------------   ------------
Large Cap Equity      S&P 500                                           9.65          7.22
High Quality Bond     Ibbottson US Intermediate Term Gov't Bond         1.93          4.62
High Yield Bond       Ibbottson Domestic High Yield Bond                0.72          0.66
Balanced              60% Large Cap Equity, 40% High Quality Bond       8.58          4.44
Small Cap Equity      Ibbottson US Small Cap Stock                      4.02          3.50
International Equity  MSCI EAFE                                         1.18          0.85
Global Equity         MSCI World                                        0.38          0.35
Real Estate           NAREIT                                            0.35          0.24

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

15. Certain Separate Accounts -- (continued)

The reserves roll forward for the separate accounts as at December 31, 2004 is shown below (in units of millions):

                                                                       Guaranteed
                                        Guaranteed      Guaranteed      Minimum
                                          Minimum        Minimum       Withdrawal
                                       Death Benefit  Income Benefit    Benefit
                                          (GMDB)          (GMIB)         (GMWB)       Totals
                                       -------------  --------------   ------------   ------
Balance at January 1, 2004..........       $ 66            $136             --         $202
Incurred Guarantee Benefits.........        (42)             --             --          (42)
Other Reserve Changes...............         48             (15)          $(24)           9
                                           ----            ----           ----         ----
Balance at December 31, 2004........         72             121            (24)         169
Reinsurance Recoverable.............         32             194             --          226
                                           ----            ----           ----         ----
Net Balance at December 31, 2004....       $ 40            $(73)          $(24)        $(57)
                                           ====            ====           ====         ====

The gross reserve for both GMDB and GMIB are determined using SOP 03-1 whereas the gross reserve for GMWB is determined according to SFAS 133. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the above amounts:

  - Data used included 1,000 stochastically generated investment performance scenarios. For SFAS 133 purposes, risk neutral scenarios have been used.

  - Mean return and volatility assumptions have been determined for each of the asset classes noted above.

  -   Annuity mortality was assumed to be 90% of the Annuity 2000 table.

  - Annuity lapse rates vary by contract type and duration and range from 1 percent to 45 percent.

  -   Partial withdrawal rates are approximately 4% per year.

  - The discount rate is 7.0% in the SOP 03-1 calculations and 4.8% for SFAS 133 calculations.

16. Contingencies and Commitments

The Company and its subsidiaries are subject to legal actions arising in the ordinary course of business. These legal actions are not expected to have a material adverse effect on the consolidated financial position of the Company.

On December 31, 2004, the Company had outstanding commitments involving three mortgage applications in the United States for a total $28 to be disbursed in 2005.

During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease agreement provide for adjustments in future periods. The minimum aggregate rental commitments on the ground lease together with other rental office space commitments for the next five years are as follows: $11 for 2005, and $11 for 2006 and thereafter. There were no other material operating leases in existence at the end of 2004.

17. Subsequent Events

On September 14, 2004, the Board of Directors of the Company resolved to discontinue its branch operations in Taiwan and proceed with negotiations to sell the in-force business of its Taiwan branch to an affiliate, Manulife (International) Limited, a life insurance company incorporated in Bermuda. The sale was completed on January 1, 2005 and resulted in assets of $234 and liabilities of $185 being transferred to MLI for a cash consideration of $24.

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate Account A) Years ended December 31, 2004 and 2003

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                          Audited Financial Statements

                     Years ended December 31, 2004 and 2003

                                    CONTENTS

Report of Independent Auditors............................................    1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity...........................    4
Statements of Operations and Changes in Contract Owners' Equity...........    9
Notes to Financial Statements.............................................   94

                      r ERNST & YOUNG LLP              r PHONE:  (860) 247-3100
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                        225 ASYLUM STREET
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                         Report of Independent Auditors

To the Contract Owners of
The Manufacturers Life Insurance Company (U.S.A.)
   Separate Account H

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the Account, comprising, respectively, the Strategic Opportunities -- Class A, Strategic Opportunities -- Class B, Investment Quality Bond -- Class A, Investment Quality Bond -- Class B, Growth & Income -- Class A, Growth & Income -- Class B, Blue Chip Growth -- Class A, Blue Chip Growth -- Class B, Money Market -- Class A, Money Market -- Class B, Global Equity -- Class A, Global Equity -- Class B, Global Bond -- Class A, Global Bond -- Class B, U.S. Government Securities -- Class A, U.S. Government Securities -- Class B, Diversified Bond -- Class A, Diversified Bond -- Class B, Income & Value -- Class A, Income & Value -- Class B, Large Cap Growth -- Class A, Large Cap Growth -- Class B, Equity-Income -- Class A, Equity-Income -- Class B, Strategic Bond -- Class A, Strategic Bond -- Class B, Overseas -- Class A, Overseas -- Class B, All Cap Core -- Class A, All Cap Core -- Class B, All Cap Growth -- Class A, All Cap Growth -- Class B, International Small Cap -- Class A, International Small Cap -- Class B, Pacific Rim Emerging Markets -- Class A, Pacific Rim Emerging Markets -- Class B, Science & Technology -- Class A, Science & Technology -- Class B, Emerging Small Company -- Class A, Emerging Small Company -- Class B, Aggressive Growth -- Class A, Aggressive Growth -- Class B, International Stock -- Class A, International Stock -- Class B, US Large Cap Value -- Class A, US Large Cap Value -- Class B, Value -- Class A, Value -- Class B, Real Estate Securities -- Class A, Real Estate Securities -- Class B, Income & Value -- Class A, Income & Value -- Class B, High Yield -- Class A, High Yield -- Class B, Lifestyle Aggressive 1000 -- Class A, Lifestyle Aggressive 1000 -- Class B, Lifestyle Growth 820 -- Class A, Lifestyle Growth 820 -- Class B, Lifestyle Balanced 640 -- Class A, Lifestyle Balanced 640 -- Class B, Lifestyle Moderate 460 -- Class A, Lifestyle Moderate 460 -- Class B, Lifestyle Conservative 280 -- Class A, Lifestyle Conservative 280 -- Class B, Small Company Value -- Class A, Small Company Value -- Class B, International Value -- Class A, International Value -- Class B, Small Company Blend -- Class A, Small Company Blend -- Class B, Total Return -- Class A, Total Return -- Class B, U.S. Large Cap -- Class A, U.S. Large Cap -- Class B, Mid Cap Stock -- Class A, Mid Cap Stock -- Class B, Global Allocation -- Class A, Global Allocation -- Class B, Dynamic Growth -- Class A, Dynamic Growth -- Class B, Internet Technologies -- Class A, Internet Technologies -- Class B, SSGA International Equity Index -- Class A, SSGA International Equity Index -- Class B, Total Stock Market Index -- Class A, Total Stock Market Index -- Class B, 500 Index -- Class A, 500 Index -- Class B, Mid Cap Index -- Class A, Mid Cap Index -- Class B, Small Cap Index -- Class A, Small Cap Index -- Class B, Capital Appreciation -- Class A, Capital Appreciation -- Class B, Telecommunications -- Class A, Telecommunications -- Class B, Health Sciences -- Class A, Health Sciences -- Class B, Mid Cap Growth -- Class A, Mid Cap Growth -- Class B, Mid Cap Opportunities -- Class A, Mid Cap Opportunities -- Class B, Financial Services -- Class A, Financial Services -- Class B, Quantitative Mid Cap -- Class A, Quantitative Mid Cap -- Class B, Strategic Growth -- Class A, Strategic

                    A Member Practice of Ernst & Young Global
                               r ERNST & YOUNG LLP

Growth -- Class B, All Cap Value -- Class A, All Cap Value -- Class B, Strategic Value -- Class A, Strategic Value -- Class B, Utilities -- Class A, Utilities -- Class B, Mid Cap Value -- Class A, Mid Cap Value -- Class B, Fundamental Value -- Class A, Fundamental Value -- Class B, Emerging Growth -- Class B, Natural Resources -- Class B, Mid Cap Core -- Class B, Quantitative All Cap -- Class B, Large Cap Value -- Class B, Small Cap Opportunities -- Class B, Special Value -- Class B, Real Return Bond -- Class B, Great Companies America -- Class B, American International -- Class B, American Growth -- Class B, American Blue-Chip Income & Growth -- Class B, American Growth-Income -- Class B, Scudder 21st Century Growth -- Class B, Scudder Capital Growth -- Class B, Scudder Global Discovery -- Class B, Scudder Growth & Income -- Class B, Scudder Health Sciences -- Class B, Scudder International -- Class B, Scudder Aggressive Growth -- Class B, Scudder Blue Chip -- Class B, Scudder Contarian Value -- Class B, Scudder Global Blue Chip -- Class B, Scudder Government Securities -- Class B, Scudder Growth -- Class B, Scudder High Income -- Class B, Scudder International Select Equity -- Class B, Scudder Fixed Income -- Class B, Scudder Money Market -- Class B, Scudder Small Cap Growth -- Class B, Scudder Technology Growth -- Class B, Scudder Total Return -- Class B, Scudder Davis Venture Value -- Class B, Scudder Dreman Financial Services -- Class B, Scudder Dreman High Return Equity -- Class B, Scudder Dreman Small Cap Value -- Class B, Scudder Eagle Focused Large Cap Growth -- Class B, Scudder Focus Value & Growth -- Class B, Scudder Index 500 -- Class B, Scudder Invesco Dynamic Growth -- Class B, Scudder Janus Growth & Income -- Class B, Scudder Janus Growth Opportunities -- Class B, Scudder MFS Strategic Value -- Class B, Scudder Oak Strategic Equity -- Class B, Scudder Turner Mid Cap Growth -- Class B, Scudder Real Estate -- Class B, Scudder Strategic Income -- Class B, Alger American Balanced -- Class B, Alger American Leveraged All Cap -- Class B, Credit Suisse Emerging Markets -- Class B, Credit Suisse Global Post Venture Capital -- Class B, Dreyfus Socially Responsible Growth Fund -- Class B, Dreyfus IP Midcap Stock -- Class B, Invesco Utilities -- Class B, Basic Value Focus -- Class A, Small Cap Value Focus -- Class A, Developing Capital Markets Focus -- Class A and Global Allocation -- Class B Sub-Accounts, American Century - Small Company, PIMCO VIT All Asset Portfolio, Core Equity, Classic Value, Quantitative Value, US Global Leaders Growth, Strategic Income, John Hancock VST Int'l Eq Index -- Class A, John Hancock VST Int'l Eq Index -- Class B, Scudder Conservative Income Strategy, Scudder Growth & Income Strategy, Scudder Income & Growth Strategy, Scudder Growth Strategy, Scudder Templeton Foreign Value, Scudder Mercury Large Cap Core, as of December 31, 2004, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodians and/or investment advisors. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                               r ERNST & YOUNG LLP

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H at December 31, 2004, and the results of their operations and the changes in their contract owners' equity for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                               ERNST & YOUNG LLP

March XXXX, 2004

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2004

ASSETS
   Investments at market value:
     Sub-accounts held by Manufacturers Investment Trust:
       Strategic Opportunities Portfolio -- Class A--  36,968,854 shares (cost $491,353,613)          $  404,069,579
       Strategic Opportunities Portfolio -- Class B-- 2,383,745 shares (cost $21,577,994)                 26,006,662
       Investment Quality Bond Portfolio -- Class A-- 16,513,774 shares (cost $197,795,046)              204,935,929
       Investment Quality Bond Portfolio -- Class B-- 4,454,938 shares (cost $54,846,085)                 55,107,583
       Growth & Income Portfolio -- Class A-- 48,374,357 shares (cost $1,305,674,081)                  1,115,996,408
       Growth & Income Portfolio -- Class B-- 4,520,320 shares (cost $86,914,399)                        103,786,549
       Blue Chip Growth Portfolio -- Class A-- 45,074,026 shares (cost $779,698,398)                     759,948,074
       Blue Chip Growth Portfolio -- Class B-- 8,264,509 shares (cost $116,521,850)                      138,678,457
       Money Market Portfolio -- Class A-- 34,396,286 shares (cost $343,962,856)                         343,962,856
       Money Market Portfolio -- Class B-- 16,676,766 shares (cost $166,767,661)                         166,767,661
       Global Equity Portfolio -- Class A-- 19,269,594 shares (cost $262,160,811)                        284,997,296
       Global Equity Portfolio -- Class B-- 1,746,016 shares (cost $20,661,497)                           25,718,815
       Global Bond Portfolio -- Class A-- 8,629,915 shares (cost $118,795,915)                           140,322,423
       Global Bond Portfolio -- Class B-- 6,187,016 shares (cost $90,853,784)                            100,105,921
       U.S. Government Securities Portfolio -- Class A-- 15,997,243 shares (cost $223,185,697)           222,841,593
       U.S. Government Securities Portfolio -- Class B-- 8,716,868 shares (cost $121,010,107)            120,990,121
       Diversified Bond Portfolio -- Class A-- 15,386,211 shares (cost $162,131,160)                     166,171,079
       Diversified Bond Portfolio -- Class B-- 27,714,842 shares (cost $294,151,546)                     298,211,704
       Income & Value Portfolio -- Class A-- 43,171,300 shares (cost $434,127,148)                       474,452,585
       Income & Value Portfolio -- Class B-- 10,635,998 shares (cost $101,995,488)                       116,251,461
       Large Cap Growth Portfolio -- Class A-- 27,986,891 shares (cost $276,671,058)                     281,827,991
       Large Cap Growth Portfolio -- Class B-- 8,597,687 shares (cost $72,329,078)                        86,234,800
       Equity-Income Portfolio -- Class A-- 45,567,915 shares (cost $667,832,886)                        776,477,272
       Equity-Income Portfolio -- Class B-- 14,996,256 shares (cost $206,268,585)                        254,336,496
       Strategic Bond Portfolio -- Class A-- 14,711,363 shares (cost $160,481,720)                       177,271,923
       Strategic Bond Portfolio -- Class B-- 6,237,155 shares (cost $71,410,023)                          74,721,122
       Overseas Portfolio -- Class A-- 16,486,027 shares (cost $137,417,970)                             175,741,049
       Overseas Portfolio -- Class B-- 3,698,888 shares (cost $32,381,271)                                39,282,194
       All Cap Core Portfolio -- Class A-- 11,837,422 shares (cost $167,210,991)                         188,096,633
       All Cap Core Portfolio -- Class B-- 770,462 shares (cost $10,275,777)                              12,196,406
       All Cap Growth Portfolio -- Class A--18,792,954 shares (cost $300,439,908)                        288,471,848
       All Cap Growth Portfolio -- Class B--  2,235,293 shares (cost $29,127,275)                         34,155,285
       International Small Cap Portfolio -- Class A-- 6,923,137 shares (cost $92,975,313)                122,054,896
       International Small Cap Portfolio -- Class B-- 2,184,046 shares (cost $31,811,110)                 38,395,531
       Pacific Rim Emerging Markets Portfolio -- Class A-- 4,752,870 shares (cost $37,004,168)            45,152,268
       Pacific Rim Emerging Markets Portfolio -- Class B-- 2,761,915 shares (cost $23,271,498)            26,155,337
       Science & Technology Portfolio -- Class A-- 27,208,031 shares (cost $348,740,639)                 313,708,595
       Science & Technology Portfolio -- Class B-- 5,494,137 shares (cost $56,048,896)                    63,237,515
       Emerging Small Company Portfolio -- Class A-- 5,281,592 shares (cost $132,178,855)                151,845,762
       Emerging Small Company Portfolio -- Class B-- 2,317,600 shares (cost $54,356,786)                  66,352,895
       Aggressive Growth Portfolio -- Class A-- 11,566,240 shares (cost $145,450,161)                    167,826,137
       Aggressive Growth Portfolio -- Class B-- 2,612,713 shares (cost $30,483,464)                       37,805,951
       International Stock Portfolio -- Class A-- 8,004,132 shares (cost $73,627,027)                     88,925,906
       International Stock Portfolio -- Class B-- 2,622,880 shares (cost $22,168,403)                     29,061,514

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
       Value Portfolio -- Class A-- 11,005,037 shares (cost $173,527,612)                              $  215,368,579
       Value Portfolio -- Class B-- 2,330,872 shares (cost $37,964,205)                                    45,452,011
       Real Estate Securities Portfolio -- Class A-- 6,484,454 shares (cost $118,861,767)                 173,848,215
       Real Estate Securities Portfolio -- Class B-- 4,616,354 shares (cost $89,694,340)                  123,210,478
       High Yield Portfolio -- Class A-- 17,750,444 shares (cost $167,840,763)                            186,557,167
       High Yield Portfolio -- Class B-- 11,500,426 shares (cost $110,208,605)                            120,179,449
       Lifestyle Aggressive 1000 Portfolio -- Class A-- 13,344,352 shares (cost $140,656,379)             168,005,389
       Lifestyle Aggressive 1000 Portfolio -- Class B-- 19,646,588 shares (cost $198,540,979)             247,350,540
       Lifestyle Growth 820 Portfolio -- 51,077,702 Class A-- shares (cost $599,200,733)                  684,441,205
       Lifestyle Growth 820 Portfolio -- 145,852,515 Class B-- shares (cost $1,679,850,733)             1,952,965,179
       Lifestyle Balanced 640 Portfolio -- 57,303,123 Class A-- shares (cost $678,507,311)                790,210,061
       Lifestyle Balanced 640 Portfolio -- 139,997,816 Class B-- shares (cost $1,682,814,688)           1,929,169,904
       Lifestyle Moderate 460 Portfolio -- Class A-- 19,636,663 shares (cost $235,464,563)                270,985,951
       Lifestyle Moderate 460 Portfolio -- Class B-- 41,078,905 shares (cost $508,467,603)                566,888,895
       Lifestyle Conservative 280 Portfolio -- Class A-- 11,447,455 shares (cost $149,059,930)            162,553,865
       Lifestyle Conservative 280 Portfolio -- Class B-- 17,833,604 shares (cost $237,976,611)            253,058,842
       Small Company Value Portfolio -- Class A-- 13,296,435 shares (cost $203,056,419)                   281,352,571
       Small Company Value Portfolio -- Class B-- 9,008,632 shares (cost $140,978,254)                    189,901,972
       International Value Portfolio -- Class A-- 11,870,136 shares (cost $126,313,505)                   175,678,017
       International Value Portfolio -- Class B-- 10,135,156 shares (cost $108,211,194)                   149,392,204
       Small Company Blend Portfolio -- Class A-- 8,840,957 shares (cost $90,591,389)                     108,036,494
       Small Company Blend Portfolio -- Class B-- 5,567,879 shares (cost $55,483,973)                      67,816,765
       Total Return Portfolio -- Class A-- 28,294,236 shares (cost $393,102,633)                          400,929,322
       Total Return Portfolio -- Class B-- 19,025,203 shares (cost $268,556,334)                          268,445,615
       U.S. Large Cap Portfolio -- Class B-- 27,477,357 shares (cost $332,680,429)                        384,683,004
       U.S. Large Cap Portfolio -- Class B-- 9,171,579 shares (cost $99,893,457)                          127,668,373
       Mid Cap Stock Portfolio -- Class A-- 12,308,439 shares (cost $131,797,287)                         173,918,238
       Mid Cap Stock Portfolio -- Class B-- 7,900,135 shares (cost $87,660,368)                           111,075,900
       Global Allocation Portfolio -- Class A-- 5,630,165 shares (cost $53,167,238)                        60,918,382
       Global Allocation Portfolio -- Class B-- 4,378,537 shares (cost $41,483,777)                        47,200,628
       Dynamic Growth Portfolio -- Class A-- 20,531,955 shares (cost $76,925,570)                          99,374,662
       Dynamic Growth Portfolio -- Class B-- 7,731,572 shares (cost $29,002,046)                           37,343,494
       Total Stock Market Index Portfolio -- Class A-- 3,293,293 shares (cost $30,087,023)                 36,423,823
       Total Stock Market Index Portfolio -- Class B-- 2,760,284 shares (cost $25,246,725)                 30,418,333
       500 Index Portfolio -- Class A-- 18,010,592 shares (cost $154,047,252)                             189,471,430
       500 Index Portfolio -- Class B-- 12,141,246 shares (cost $103,593,843)                             126,997,429
       Mid Cap Index Portfolio -- Class A-- 4,062,891 shares (cost $52,580,981)                            68,175,315
       Mid Cap Index Portfolio -- Class B-- 3,164,021 shares (cost $41,522,466)                            52,902,429
       Small Cap Index Portfolio -- Class A-- 3,334,106 shares (cost $39,624,242)                          49,911,559
       Small Cap Index Portfolio -- Class B-- 3,191,123 shares (cost $37,358,010)                          47,579,642
       Capital Appreciation Portfolio -- Class A-- 4,620,216 shares (cost $34,907,970)                     40,611,702
       Capital Appreciation Portfolio -- Class B-- 4,342,022 shares (cost $30,308,118)                     38,036,117
       Health Sciences Portfolio -- Class A-- 5,192,632 shares (cost $65,787,836)                          80,174,244
       Health Sciences Portfolio -- Class B-- 4,603,454 shares (cost $58,335,543)                          70,755,091
       Financial Services Portfolio -- Class A-- 2,866,669 shares (cost $32,404,787)                       40,133,368
       Financial Services Portfolio -- Class B-- 2,800,606 shares (cost $31,176,562)                       39,012,448
       Quantitative Mid Cap Portfolio -- Class A-- 1,048,190 shares (cost $11,363,229)                     13,542,613
       Quantitative Mid Cap Portfolio -- Class B-- 856,840 shares (cost $8,973,389)                        11,010,392
       Strategic Growth Portfolio -- Class A-- 4,408,663 shares (cost $40,868,538)                         47,260,869

       Strategic Growth Portfolio -- Class B-- 3,255,459 shares (cost $28,810,448)                         34,735,748
       All Cap Value Portfolio -- Class A-- 4,671,527 shares (cost $54,456,814)                            67,923,997
       All Cap Value Portfolio -- Class B-- 4,163,054 shares (cost $49,516,689)                            60,281,019
       Strategic Value Portfolio -- Class A-- 2,954,053 shares (cost $28,549,013)                          34,828,290
       Strategic Value Portfolio -- Class B-- 2,166,676 shares (cost $20,223,526)                          25,436,771
       Utilities Portfolio -- Class A-- 3,319,432 shares (cost $30,108,774)                                40,098,735
       Utilities Portfolio -- Class B-- 2,886,618 shares (cost $26,482,246)                                34,697,150
       Mid Cap Value Portfolio -- Class A-- 13,141,810 shares (cost $177,436,058)                         238,392,438
       Mid Cap Value Portfolio -- Class B-- 12,166,350 shares (cost $160,811,258)                         219,967,602
       Fundamental Value Portfolio -- Class A-- 12,803,464 shares (cost $145,334,223)                     181,040,982
       Fundamental Value Portfolio -- Class B-- 12,537,327 shares (cost $142,322,676)                     176,400,187
       Emerging Growth Portfolio -- Class B-- 490,034 shares (cost $7,539,687)                              8,036,550
       Natural Resources Portfolio -- Class B-- 3,843,671 shares (cost $71,291,064)                        84,137,965
       Mid Cap Core Portfolio -- Class B-- 2,102,256 shares (cost $32,574,746)                             36,390,057
       Quantitative All Cap Portfolio -- Class B-- 129,390 shares (cost $1,976,324)                         2,151,762
       Large Cap Value Portfolio -- Class B-- 1,879,805 shares (cost $31,863,569)                          35,227,543
       Small Cap Opportunities Portfolio -- Class B-- 1,441,504 shares (cost $27,188,639)                  31,064,407
       Special Value Portfolio -- Class B -- 378,476 shares (cost $6,358,897)                               7,047,216
       Real Return Bond Portfolio -- Class B-- 9,017,834 shares (cost $119,444,924)                       125,798,788
       Great Companies America Portfolio -- Class B-- 20,509 shares (cost $284,959)                           292,248
       American International Portfolio  -- Class B-- 14,730,901 shares (cost $249,196,579)               284,895,624
       American Growth Portfolio -- Class B -- 38,145,736 shares (cost $580,169,355)                      657,632,492
       American Blue-Chip Income & Growth Portfolio -- Class B-- 9,658,567 shares (cost $144,647,857)     162,746,851
       American Growth-Income Portfolio -- Class B-- 30,557,242 shares (cost $468,985,066)                518,556,403
       American Century - Small Company-- 446,280 shares (cost $6,343,525)                                  6,787,917
       PIMCO VIT All Asset Portfolio-- 1,375,093 shares (cost $15,679,908)                                 15,951,082
       Core Equity -- 1,922,620 shares (cost $24,337,881)                                                  27,320,430
       Classic Value -- 546,845 shares (cost $7,015,834)                                                    7,562,872
       Quantitative Value -- 34,331 shares (cost $459,515)                                                    503,290
       US Global Leaders Growth-- 260,348 shares (cost $3,260,776)                                          3,426,175
       Strategic Income -- 517,088 shares (cost $6,803,855)                                                 6,934,148
       John Hancock VST Int'l Eq Index  -- Class A-- 1,420,523 shares (cost $20,119,338)                   23,197,136
       John Hancock VST Int'l Eq Index  -- Class B-- 1,425,203 shares (cost $20,169,473)                   23,245,061

     Sub-accounts held by Scudder Variable Series Trust:
       Scudder 21st Century Growth Portfolio -- Class B-- 1,278,840 shares (cost $5,937,325)                6,675,546
       Scudder Capital Growth Portfolio -- Class B-- 1,188,829 shares (cost $16,215,620)                   18,533,852
       Scudder Global Discovery Portfolio -- Class B-- 1,103,037 shares (cost $10,555,657)                 13,920,331
       Scudder Growth & Income Portfolio -- Class B-- 1,798,116 shares (cost $14,842,805)                  16,632,572
       Scudder Health Sciences Portfolio -- Class B-- 1,221,003 shares (cost $12,608,326)                  14,542,149
       Scudder International Portfolio -- Class B-- 2,796,698 shares (cost $21,965,682)                    26,512,699
       Scudder Aggressive Growth Portfolio -- Class B-- 409,086 shares (cost $3,653,588)                    3,992,682
       Scudder Blue Chip Portfolio -- Class B-- 1,900,097 shares (cost $21,262,038)                        25,841,316
       Scudder Contarian Value Portfolio -- Class B-- 1,818,357 shares (cost $25,207,265)                  28,675,491

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)

       Scudder Global Blue Chip Portfolio -- Class B-- 671,286 shares (cost $6,239,738)                  $   7,907,748
       Scudder Government Securities Portfolio -- Class B-- 3,234,097 shares (cost $40,061,049)             40,458,550
       Scudder Growth Portfolio -- Class B-- 618,130 shares (cost $10,981,144)                              11,936,090
       Scudder High Income Portfolio -- Class B-- 4,936,182 shares (cost $39,280,958)                       43,290,320
       Scudder International Select Equity Portfolio -- Class B-- 2,418,687 shares (cost $22,472,812)       28,733,996
       Scudder Fixed Income Portfolio -- Class B-- 5,613,463 shares (cost $66,953,996)                      67,586,089
       Scudder Money Market Portfolio -- Class B-- 30,023,641 shares (cost $30,041,701)                     30,041,701
       Scudder Small Cap Growth Portfolio -- Class B-- 1,713,311 shares (cost $18,371,294)                  21,382,124
       Scudder Technology Growth Portfolio -- Class B-- 1,349,787 shares (cost $10,797,373)                 12,053,602
       Scudder Total Return Portfolio -- Class B-- 1,039,316 shares (cost $21,044,474)                      23,218,323
       Scudder Davis Venture Value Portfolio -- Class B-- 3,891,943 shares (cost $37,211,702)               44,601,666
       Scudder Dreman Financial Services Portfolio -- Class B-- 907,837 shares (cost $10,430,508)           12,319,354
       Scudder Dreman High Return Equity Portfolio -- Class B-- 7,527,893 shares (cost $75,940,376)         95,077,283
       Scudder Dreman Small Cap Value Portfolio -- Class B-- 2,595,140 shares (cost $38,029,169)            51,954,709
       Scudder Eagle Focused Large Cap Growth Portfolio -- Class B-- 2,769,440 shares (cost $22,518,068)    24,149,520
       Scudder Focus Value & Growth Portfolio -- Class B-- 649,263 shares (cost $7,387,470)                  9,070,209
       Scudder Index 500 Portfolio -- Class B-- 5,338,793 shares (cost $42,727,703)                         48,529,624
       Scudder Invesco Dynamic Growth Portfolio -- Class B-- 615,474 shares (cost $4,560,291)                5,631,585
       Scudder Janus Growth & Income Portfolio -- Class B-- 2,159,775 shares (cost $17,933,735)             21,208,994
       Scudder Janus Growth Opportunities Portfolio -- Class B-- 937,647 shares (cost $5,970,664)            7,238,631
       Scudder MFS Strategic Value Portfolio -- Class B-- 2,128,580 shares (cost $21,332,546)               25,500,394
       Scudder Oak Strategic Equity Portfolio -- Class B-- 2,363,640 shares (cost $15,177,909)              16,285,480
       Scudder Turner Mid Cap Growth Portfolio -- Class B-- 1,832,441 shares (cost $14,798,343)             17,921,276
       Scudder Real Estate Portfolio -- Class B-- 1,116,867 shares (cost $14,182,714)                       18,216,106
       Scudder Strategic Income Portfolio -- Class B-- 1,089,514 shares (cost $12,534,066)                  13,270,281
       Scudder Conservative Income Strategy -- Class B-- 53,531 shares (cost $552,002)                         561,541
       Scudder Growth & Income Strategy -- Class B-- 2,020,236 shares (cost $21,103,174)                    21,899,357
       Scudder Income & Growth Strategy -- Class B-- 706,804 shares (cost $7,333,787)                        7,534,533
       Scudder Growth Strategy -- Class B-- 2,945,240 shares (cost $31,018,074)                             32,486,002
       Scudder Templeton Foreign Value -- Class B-- 10,185 shares (cost $104,140)                              107,556
       Scudder Mercury Large Cap Core -- Class B-- 44,251 shares (cost $446,868)                               459,773

     Sub-accounts held by Alger American Fund:
       Alger American Balanced Portfolio -- Class B-- 2,407,214 shares (cost $30,931,233)                   33,002,902
       Alger American Leveraged All Cap Portfolio -- Class B-- 299,641 shares (cost $8,083,086)              9,040,162

     Sub-accounts held by Credit Suisse Trust:
       Credit Suisse Emerging Markets Portfolio -- Class B-- 788,383 shares (cost $7,739,317)               10,438,194
       Credit Suisse Global Post Venture Capital Portfolio -- Class B-- 198,572 shares (cost
         $1,808,239)                                                                                         2,214,083

       Sub-accounts held by Dreyfus Service Corporation:
       Dreyfus Socially Responsible Growth Fund Portfolio -- Class B-- 88,185 shares (cost $1,894,129)       2,209,912
       Dreyfus IP Midcap Stock Portfolio -- Class B-- 2,144,813 shares (cost $31,175,233)                   37,684,362

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
     Sub-accounts held by Invesco VIF Funds:
       Invesco Utilities Portfolio -- Class B-- 295,201 shares (cost $3,635,243)                         $     4,608,091

     Sub-accounts held by Merrill Lynch Variable Series Funds, Inc.:
       Basic Value Focus Portfolio -- Class A-- 2,355,037 shares (cost $31,907,679)                           36,879,884
       Small Cap Value Focus Portfolio -- Class A-- 703,065 shares (cost $16,150,663)                         18,357,031
       Global Allocation Portfolio -- Class B-- 136,940 shares (cost $1,485,707)                               1,718,595
                                                                                                         ---------------

Total assets                                                                                             $24,619,877,464
                                                                                                         ===============

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                                               $24,606,517,736
Annuity Reserves                                                                                              13,359,728
                                                                                                         ---------------

Total contract owners' equity                                                                            $24,619,877,464
                                                                                                         ===============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

         Statements of Operations and Changes in Contract Owners' Equity

                                                                       SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                               STRATEGIC OPPORTUNITIES -- A       STRATEGIC OPPORTUNITIES -- B
                                              -----------------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                  2004              2003             2004             2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $     385,027    $           0    $       6,160    $           0

Expenses:
   Mortality and expense risk
       and administrative charges                 5,930,837        6,062,518          395,094          238,591
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                     (5,545,810)      (6,062,518)        (388,934)        (238,591)

Net realized gain (loss)                        (67,871,889)    (123,506,092)         995,567          207,502
Unrealized appreciation (depreciation)
    during the period                           113,447,129      219,960,520        1,814,759        3,390,288
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations      40,029,430       90,391,910        2,421,392        3,359,199

Changes from principal transactions:
       Purchase payments                          3,759,093        4,268,630        4,407,684        5,907,316
       Transfers between sub-accounts
           and the Company                      (34,601,859)     (35,416,084)      (1,709,392)       3,896,797
       Withdrawals                              (46,184,297)     (45,665,637)        (704,607)        (469,966)
       Annual contract fee                         (587,249)        (653,357)         (79,463)         (46,564)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (77,614,312)     (77,466,448)       1,914,222        9,287,583
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                     (37,584,882)      12,925,462        4,335,614       12,646,782

Contract owners' equity at
    beginning of period                         441,654,461      428,728,999       21,671,048        9,024,266
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 404,069,579    $ 441,654,461    $  26,006,662    $  21,671,048
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                               INVESTMENT QUALITY BOND -- A       INVESTMENT QUALITY BOND -- B
                                              -------------------------------   -------------------------------
                                                  YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                   2004             2003            2004              2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $  14,203,750    $  15,699,072    $   3,324,035    $   2,122,636

Expenses:
   Mortality and expense risk
       and administrative charges                 3,389,219        4,389,100          919,319          760,432
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                     10,814,531       11,309,972        2,404,716        1,362,204

Net realized gain (loss)                          3,267,002        6,042,128          (25,277)         708,665
Unrealized appreciation (depreciation)
    during the period                            (7,199,141)      (1,026,316)        (834,892)         195,018
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations       6,882,392       16,325,784        1,544,547        2,265,887

Changes from principal transactions:
       Purchase payments                          1,322,384        3,425,598        7,893,396       21,365,837
       Transfers between sub-accounts
           and the Company                      (28,210,968)     (45,533,353)      (5,029,142)       7,731,528
       Withdrawals                              (28,239,554)     (34,716,282)      (3,592,195)      (2,936,150)
       Annual contract fee                         (287,196)        (372,919)        (162,756)         (96,940)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (55,415,334)     (77,196,956)        (890,697)      26,064,275
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                     (48,532,942)     (60,871,172)         653,850       28,330,162

Contract owners' equity at
    beginning of period                         253,468,871      314,340,043       54,453,733       26,123,571
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 204,935,929    $ 253,468,871    $  55,107,583    $  54,453,733
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                             ------------------------------------------------------------------
                                                   GROWTH & INCOME -- A              GROWTH & INCOME -- B
                                             --------------------------------   -------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004              2003            2004              2003
                                             ---------------  ---------------   -------------    --------------
Income:
   Dividends                                 $   10,287,831   $   11,897,925    $     756,191    $     509,324

Expenses:
   Mortality and expense risk
       and administrative charges                17,096,488       17,260,867        1,583,694          951,229
                                             --------------   --------------    -------------    -------------

Net investment income (loss)                     (6,808,657)      (5,362,942)        (827,503)        (441,905)

Net realized gain (loss)                        (64,916,219)    (107,135,878)       2,138,688          506,895
Unrealized appreciation (depreciation)
    during the period                           126,625,717      374,462,432        3,368,392       14,353,153
                                             --------------   --------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations      54,900,841      261,963,612        4,679,577       14,418,143

Changes from principal transactions:
       Purchase payments                          7,527,989        8,595,508       15,065,203       27,187,801
       Transfers between sub-accounts
           and the Company                      (81,955,457)    (105,569,218)         (82,798)      16,261,875
       Withdrawals                             (135,961,169)     (81,786,761)      (3,290,679)      (2,065,549)
       Annual contract fee                       (1,518,783)      (1,647,931)        (303,734)        (149,202)
                                             --------------   --------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions         (211,907,420)    (180,408,402)      11,387,992       41,234,925
                                             --------------   --------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                    (157,006,579)      81,555,210       16,067,569       55,653,068

Contract owners' equity at
    beginning of period                       1,273,002,987    1,191,447,777       87,718,980       32,065,912
                                             --------------   --------------    -------------    -------------

Contract owners' equity at
    end of period                            $1,115,996,408   $1,273,002,987    $ 103,786,549    $  87,718,980
                                             ==============   ==============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                   BLUE CHIP GROWTH -- A            BLUE CHIP GROWTH -- B
                                              -------------------------------   -------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2004             2003            2004              2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $     903,597    $     341,917    $      80,723    $      79,532

Expenses:
   Mortality and expense risk
       and administrative charges                11,458,928       11,307,341        1,860,592        1,034,105
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                    (10,555,331)     (10,965,424)      (1,779,869)        (954,573)

Net realized gain (loss)                        (40,798,780)     (91,961,474)       3,392,402        1,367,575
Unrealized appreciation (depreciation)
    during the period                           104,722,627      288,969,551        7,205,987       15,851,267
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations      53,368,516      186,042,653        8,818,520       16,264,269

Changes from principal transactions:
       Purchase payments                          6,999,845        7,819,541       47,568,554       30,645,843
       Transfers between sub-accounts
           and the Company                      (61,745,326)     (29,855,194)      (6,227,869)      13,703,680
       Withdrawals                              (79,051,724)     (70,296,211)      (4,316,926)      (1,726,037)
       Annual contract fee                       (1,313,586)      (1,407,425)        (331,864)        (180,110)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions         (135,110,791)     (93,739,289)      36,691,895       42,443,376
                                              -------------    -------------    -------------    -------------
Total increase (decrease) in
    contract owners' equity                     (81,742,275)      92,303,364       45,510,415       58,707,645

Contract owners' equity at
    beginning of period                         841,690,349      749,386,985       93,168,042       34,460,397
                                              -------------    -------------    -------------    -------------
Contract owners' equity at
    end of period                             $ 759,948,074    $ 841,690,349    $ 138,678,457    $  93,168,042
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                    MONEY MARKET -- A                MONEY MARKET -- B
                                              -------------------------------   -------------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                  2004              2003            2004            2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $   3,492,056    $   4,236,534    $   1,192,077    $     744,592

Expenses:
   Mortality and expense risk
       and administrative charges                 6,709,466       10,659,540        3,171,594        3,191,424
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                     (3,217,410)      (6,423,006)      (1,979,517)      (2,446,832)

Net realized gain (loss)                             59,590           19,981           40,205           11,375
Unrealized appreciation (depreciation)
    during the period                                     0                0                0                0
                                              -------------    -------------    -------------    -------------
Net increase (decrease) in
    contract owners' equity from operations      (3,157,820)      (6,403,025)      (1,939,312)      (2,435,457)

Changes from principal transactions:
       Purchase payments                         13,963,157       17,440,026      141,315,136      247,458,630
       Transfers between sub-accounts
           and the Company                      (30,711,834)    (165,854,165)     (82,681,859)    (196,288,631)
       Withdrawals                             (110,590,681)    (231,367,946)     (53,622,174)     (71,379,464)
       Annual contract fee                         (834,927)      (1,234,139)        (487,381)        (361,209)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions         (128,174,285)    (381,016,224)       4,523,722      (20,570,674)
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                    (131,332,105)    (387,419,249)       2,584,410      (23,006,131)

Contract owners' equity at
    beginning of period                         475,294,961      862,714,210      164,183,251      187,189,382
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 343,962,856    $ 475,294,961    $ 166,767,661    $ 164,183,251
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                   GLOBAL EQUITY -- A                GLOBAL EQUITY -- B
                                              -------------------------------   -------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004             2003              2004             2003
                                              --------------   --------------   -------------    -------------
Income:
   Dividends                                  $   5,003,489    $   2,684,715    $     330,060    $     125,387

Expenses:
   Mortality and expense risk
       and administrative charges                 4,086,537        4,116,442          348,176          232,156
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                        916,952       (1,431,727)         (18,116)        (106,769)

Net realized gain (loss)                         (9,201,297)     (37,376,763)         774,007          547,994
Unrealized appreciation (depreciation)
    during the period                            42,635,201      104,107,019        2,115,672        3,211,205
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations      34,350,856       65,298,529        2,871,563        3,652,430

Changes from principal transactions:
       Purchase payments                          2,219,670        2,411,787        3,694,041        5,853,396
       Transfers between sub-accounts
           and the Company                      (12,594,319)     (27,499,954)       1,197,361        1,198,582
       Withdrawals                              (36,298,600)     (31,826,151)        (565,932)        (330,831)
       Annual contract fee                         (293,967)        (320,083)         (69,658)         (36,777)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (46,967,216)     (57,234,401)       4,255,812        6,684,370
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                     (12,616,360)       8,064,128        7,127,375       10,336,800

Contract owners' equity at
    beginning of period                         297,613,656      289,549,528       18,591,440        8,254,640
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 284,997,296    $ 297,613,656    $  25,718,815    $  18,591,440
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                     GLOBAL BOND -- A                   GLOBAL BOND -- B
                                              -----------------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004             2003              2004            2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $   5,548,225    $   5,455,139    $   2,721,190    $   1,391,579

Expenses:
   Mortality and expense risk
       and administrative charges                 2,043,565        2,249,837        1,288,545          721,738
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                      3,504,660        3,205,302        1,432,645          669,841

Net realized gain (loss)                          5,864,095        9,507,486        1,119,086        1,309,706
Unrealized appreciation (depreciation)
    during the period                             1,503,132        5,549,162        5,019,670        3,193,278
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations      10,871,887       18,261,950        7,571,401        5,172,825

Changes from principal transactions:
       Purchase payments                          1,244,259        1,570,922       32,014,647       24,851,910
       Transfers between sub-accounts
           and the Company                       (4,278,605)       3,325,421        4,951,704       11,099,208
       Withdrawals                              (15,486,145)     (16,870,982)      (3,461,816)      (2,257,283)
       Annual contract fee                         (179,387)        (218,039)        (195,225)         (90,345)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (18,699,878)     (12,192,678)      33,309,310       33,603,490
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                      (7,827,991)       6,069,272       40,880,711       38,776,315

Contract owners' equity at
    beginning of period                         148,150,414      142,081,142       59,225,210       20,448,895
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 140,322,423    $ 148,150,414    $ 100,105,921    $  59,225,210
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                     U.S. GOVERNMENT                   U.S. GOVERNMENT
                                                     SECURITIES -- A                   SECURITIES -- B
                                              -----------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                   2004             2003              2004             2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $   8,649,281    $  13,798,461    $   4,006,031    $   4,451,354

Expenses:
    Mortality and expense risk
       and administrative charges                 3,694,745        5,666,194        1,995,785        2,214,643
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                      4,954,536        8,132,267        2,010,246        2,236,711

Net realized gain (loss)                          1,102,717        5,897,568       (1,307,329)        (893,005)
Unrealized appreciation (depreciation)
    during the period                            (2,938,053)     (13,686,229)         531,982       (1,943,970)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations       3,119,200          343,606        1,234,899         (600,264)

Changes from principal transactions:
       Purchase payments                          2,347,651        5,316,516       22,137,190       81,440,289
       Transfers between sub-accounts
           and the Company                      (42,442,252)     (93,789,436)     (19,803,861)     (33,104,454)
       Withdrawals                              (33,788,763)     (56,693,767)      (9,855,003)     (16,435,418)
       Annual contract fee                         (340,625)        (563,004)        (275,439)        (215,842)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (74,223,989)    (145,729,691)      (7,797,113)      31,684,575
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                     (71,104,789)    (145,386,085)      (6,562,214)      31,084,311

Contract owners' equity at
    beginning of period                         293,946,382      439,332,467      127,552,335       96,468,024
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 222,841,593    $ 293,946,382    $ 120,990,121    $ 127,552,335
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                   DIVERSIFIED BOND -- A             DIVERSIFIED BOND -- B
                                              -------------------------------   -------------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                   2004             2003            2004              2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $   8,055,056    $  11,283,736    $   2,947,732    $   1,582,347

Expenses:
   Mortality and expense risk
       and administrative charges                 2,684,425        3,376,457        2,181,531          595,199
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                      5,370,631        7,907,279          766,201          987,148

Net realized gain (loss)                          1,404,284        1,839,371          (19,203)         348,426
Unrealized appreciation (depreciation)
    during the period                            (2,881,580)      (2,809,307)       3,775,100         (436,379)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations       3,893,335        6,937,343        4,522,098          899,195

Changes from principal transactions:
       Purchase payments                          1,154,156        1,976,385      232,870,993       23,916,498
       Transfers between sub-accounts
           and the Company                      (21,733,024)     (17,788,619)      19,258,540        4,317,120
       Withdrawals                              (21,693,979)     (27,226,284)      (3,409,188)      (4,894,371)
       Annual contract fee                         (221,132)        (284,624)        (126,844)         (78,541)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (42,493,979)     (43,323,142)     248,593,501       23,260,706
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                     (38,600,644)     (36,385,799)     253,115,599       24,159,901

Contract owners' equity at
    beginning of period                         204,771,723      241,157,522       45,096,105       20,936,204
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 166,171,079    $ 204,771,723    $ 298,211,704    $  45,096,105
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                   INCOME & VALUE -- A                INCOME & VALUE -- B
                                              -------------------------------   -------------------------------
                                                  YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                   2004             2003            2004              2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $   5,956,940    $   8,063,497    $   1,119,550    $     742,804

Expenses:
   Mortality and expense risk
       and administrative charges                 6,693,996        5,925,699        1,628,749          767,079
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                       (737,056)       2,137,798         (509,199)         (24,275)

Net realized gain (loss)                         (4,786,766)     (16,481,102)       2,980,947          651,121
Unrealized appreciation (depreciation)
    during the period                            33,588,324      104,852,480        3,717,880       10,279,671
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations      28,064,502       90,509,176        6,189,628       10,906,517

Changes from principal transactions:
       Purchase payments                          3,062,635        2,666,707       20,059,191       28,498,087
       Transfers between sub-accounts
           and the Company                       54,168,277        7,945,591       19,355,228       15,601,283
       Withdrawals                              (54,206,909)     (44,037,340)      (4,219,757)      (1,776,535)
       Annual contract fee                         (520,355)        (494,440)        (303,340)        (101,814)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions            2,503,648      (33,919,482)      34,891,322       42,221,021
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                      30,568,150       56,589,694       41,080,950       53,127,538

Contract owners' equity at
    beginning of period                         443,884,435      387,294,741       75,170,511       22,042,973
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 474,452,585    $ 443,884,435    $ 116,251,461    $  75,170,511
                                              =============    =============    =============    =============

 See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                               ------------------------------------------------------------
                                                   LARGE CAP GROWTH -- A           LARGE CAP GROWTH -- B
                                               -----------------------------    ---------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004           2003
                                               -------------   -------------    ------------   ------------
Income:
   Dividends                                   $     837,760   $     809,007    $    152,899   $    165,354

Expenses:
    Mortality and expense risk
       and administrative charges                  4,326,724       4,419,236       1,311,932        873,087
                                               -------------   -------------    ------------   ------------

Net investment income (loss)                      (3,488,964)     (3,610,229)     (1,159,033)      (707,733)

Net realized gain (loss)                         (17,121,676)    (49,431,775)      2,250,421        249,393
Unrealized appreciation (depreciation)
   during the period                              32,801,263     116,054,831       2,239,473     12,900,899
                                               -------------   -------------    ------------   ------------
Net increase (decrease) in
   contract owners' equity from operations        12,190,623      63,012,827       3,330,861     12,442,559

Changes from principal transactions:
     Purchase payments                             2,835,599       3,629,731      11,438,214     26,453,437
     Transfers between sub-accounts
        and the Company                          (24,841,379)    (19,758,503)     (1,390,434)     8,575,545
     Withdrawals                                 (25,155,873)    (24,178,417)     (2,954,871)    (1,648,771)
     Annual contract fee                            (631,595)       (694,951)       (268,429)      (137,346)
                                               -------------   -------------    ------------   ------------

Net increase (decrease) in contract owners'
   equity from principal transactions            (47,793,248)    (41,002,140)      6,824,480     33,242,865
                                               -------------   -------------    ------------   ------------

Total increase (decrease) in
   contract owners' equity                       (35,602,625)     22,010,687      10,155,341     45,685,424

Contract owners' equity at
   beginning of period                           317,430,616     295,419,929      76,079,459     30,394,035
                                               -------------   -------------    ------------   ------------

Contract owners' equity at
   end of period                               $ 281,827,991   $ 317,430,616    $ 86,234,800   $ 76,079,459
                                               =============   =============    ============   ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                               ------------------------------------------------------------
                                                     EQUITY-INCOME -- A              EQUITY-INCOME -- B
                                               -----------------------------    ---------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004           2003
                                               -------------   -------------    ------------   ------------
Income:
  Dividends                                    $  18,843,481   $  25,647,997    $  4,643,519   $  3,367,537

Expenses:
   Mortality and expense risk
      and administrative charges                  11,109,445      10,287,161       3,400,649      1,806,309
                                               -------------   -------------    ------------   ------------

Net investment income (loss)                       7,734,036      15,360,836       1,242,870      1,561,228

Net realized gain (loss)                          (1,176,839)    (42,628,084)      3,348,832         13,916
Unrealized appreciation (depreciation)
   during the period                              86,152,763     177,586,287      22,708,763     26,045,711
                                               -------------   -------------    ------------   ------------
Net increase (decrease) in
   contract owners' equity from operations        92,709,960     150,319,039      27,300,465     27,620,855

Changes from principal transactions:
     Purchase payments                             5,476,953       5,622,416      57,414,614     49,799,566
     Transfers between sub-accounts
        and the Company                          (10,230,029)    (12,235,318)      9,158,601     31,319,155
     Withdrawals                                 (83,472,308)    (72,794,146)     (7,197,000)    (3,188,866)
     Annual contract fee                          (1,057,647)     (1,059,794)       (625,520)      (287,956)
                                               -------------   -------------    ------------   ------------

Net increase (decrease) in contract owners'
   equity from principal transactions            (89,283,031)    (80,466,842)     58,750,695     77,641,899
                                               -------------   -------------    ------------   ------------
Total increase (decrease) in
   contract owners' equity                         3,426,929      69,852,197      86,051,160    105,262,754

Contract owners' equity at
   beginning of period                           773,050,343     703,198,146     168,285,336     63,022,582
                                               -------------   -------------    ------------   ------------

Contract owners' equity at
   end of period                               $ 776,477,272   $ 773,050,343    $254,336,496   $168,285,336
                                               =============   =============    ============   ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                      SUB-ACCOUNT
                                             -------------------------------------------------------------
                                                  STRATEGIC BOND -- A             STRATEGIC BOND -- B
                                             -----------------------------     ---------------------------
                                                 YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                 2004             2003             2004           2003
                                             -------------   -------------     ------------   ------------
Income:
  Dividends                                  $   7,155,397   $  10,106,314     $  1,762,081   $  1,130,884

Expenses:
   Mortality and expense risk
      and administrative charges                 2,752,455       3,119,500          908,792        481,142
                                             -------------   -------------     ------------   ------------

Net investment income (loss)                     4,402,942       6,986,814          853,289        649,742

Net realized gain (loss)                         4,947,014       3,123,537          620,022        794,079
Unrealized appreciation (depreciation)
   during the period                              (634,285)     12,257,936        1,486,191      1,345,158
                                             -------------   -------------     ------------   ------------

Net increase (decrease) in
   contract owners' equity from operations       8,715,671      22,368,287        2,959,502      2,788,979

Changes from principal transactions:
     Purchase payments                             918,764         991,891       35,119,732     18,308,259
     Transfers between sub-accounts
        and the Company                        (12,904,288)     12,416,310         (859,724)     7,117,303
     Withdrawals                               (23,052,231)    (30,284,555)      (2,382,211)    (1,285,625)
     Annual contract fee                          (191,160)       (217,487)        (120,842)       (54,768)
                                             -------------   -------------     ------------   ------------

Net increase (decrease) in contract owners'
   equity from principal transactions          (35,228,915)    (17,093,841)      31,756,955     24,085,169
                                             -------------   -------------     ------------   ------------
Total increase (decrease) in
   contract owners' equity                     (26,513,244)      5,274,446       34,716,457     26,874,148

Contract owners' equity at
   beginning of period                         203,785,167     198,510,721       40,004,665     13,130,517
                                             -------------   -------------     ------------   ------------

Contract owners' equity at
   end of period                             $ 177,271,923   $ 203,785,167     $ 74,721,122   $ 40,004,665
                                             =============   =============     ============   ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               -----------------------------------------------------------
                                                       OVERSEAS -- A                 OVERSEAS -- B
                                               -----------------------------   ---------------------------
                                                   YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                    2004            2003           2004           2003
                                               -------------   -------------   ------------   ------------
Income:
  Dividends                                   $     679,799   $     780,688   $    101,912   $     82,808

Expenses:
   Mortality and expense risk
      and administrative charges                   2,566,748       2,332,867        526,751        271,154
                                               -------------   -------------   ------------   ------------

Net investment income (loss)                      (1,886,949)     (1,552,179)      (424,839)      (188,346)

Net realized gain (loss)                           1,456,432     (18,661,895)     1,527,734      2,851,118
Unrealized appreciation (depreciation)
   during the period                              16,751,425      78,015,365      2,193,148      5,053,646
                                               -------------   -------------   ------------   ------------

Net increase (decrease) in
   contract owners' equity from operations        16,320,908      57,801,291      3,296,043      7,716,418

Changes from principal transactions:
     Purchase payments                             1,938,217       1,603,138      9,110,784      8,147,761
     Transfers between sub-accounts
        and the Company                           (6,760,313)    (19,315,545)     4,660,984      1,041,421
     Withdrawals                                 (17,918,733)    (14,322,132)    (1,109,596)    (2,417,427)
     Annual contract fee                            (287,634)       (277,250)      (102,749)       (37,405)
                                               -------------   -------------   ------------   ------------

Net increase (decrease) in contract owners'
   equity from principal transactions            (23,028,463)    (32,311,789)    12,559,423      6,734,350
                                               -------------   -------------   ------------   ------------
Total increase (decrease) in
   contract owners' equity                        (6,707,555)     25,489,502     15,855,466     14,450,768

Contract owners' equity at
   beginning of period                           182,448,604     156,959,102     23,426,728      8,975,960
                                               -------------   -------------   ------------   ------------

Contract owners' equity at
   end of period                               $ 175,741,049   $ 182,448,604   $ 39,282,194   $ 23,426,728
                                               =============   =============   ============   ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               ----------------------------------------------------------
                                                     ALL CAP CORE -- A             ALL CAP CORE -- B
                                               -----------------------------   --------------------------
                                                   YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                    2004            2003           2004           2003
                                               -------------   -------------   ------------   -----------
Income:
  Dividends                                    $     870,339   $           0   $     37,685   $         0

Expenses:
   Mortality and expense risk
      and administrative charges                   2,760,879       2,675,101        168,421       104,297
                                               -------------   -------------   ------------   -----------

Net investment income (loss)                      (1,890,540)     (2,675,101)      (130,736)     (104,297)

Net realized gain (loss)                         (19,448,380)    (71,772,683)       782,305       661,223
Unrealized appreciation (depreciation)
   during the period                              46,808,580     122,185,636        793,417     1,190,715
                                               -------------   -------------   ------------   -----------

Net increase (decrease) in
   contract owners' equity from operations        25,469,660      47,737,852      1,444,986     1,747,641

Changes from principal transactions:
     Purchase payments                             1,664,773       2,055,653      1,958,322     1,693,510
     Transfers between sub-accounts
        and the Company                          (17,777,495)    (22,456,680)      (395,508)    2,388,341
     Withdrawals                                 (18,671,802)    (16,162,747)      (491,816)     (298,729)
     Annual contract fee                            (339,746)       (380,309)       (32,434)      (19,880)
                                               -------------   -------------   ------------   -----------

Net increase (decrease) in contract owners'
   equity from principal transactions            (35,124,270)    (36,944,083)     1,038,564     3,763,242
                                               -------------   -------------   ------------   -----------

Total increase (decrease) in
   contract owners' equity                        (9,654,610)     10,793,769      2,483,550     5,510,883

Contract owners' equity at
   beginning of period                           197,751,243     186,957,474      9,712,856     4,201,973
                                               -------------   -------------   ------------   -----------

Contract owners' equity at
   end of period                               $ 188,096,633   $ 197,751,243   $ 12,196,406   $ 9,712,856
                                               =============   =============   ============   ===========

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               -----------------------------------------------------------
                                                    ALL CAP GROWTH -- A           ALL CAP GROWTH -- B
                                               -----------------------------   ---------------------------
                                                   YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                    2004            2003           2004           2003
                                               -------------   -------------   ------------   ------------
Income:
   Dividends                                   $           0   $           0   $          0   $          0

Expenses:
    Mortality and expense risk
       and administrative charges                  4,418,498       4,537,356        509,530        330,853
                                               -------------   -------------   ------------   ------------

Net investment income (loss)                      (4,418,498)     (4,537,356)      (509,530)      (330,853)

Net realized gain (loss)                         (35,556,209)    (69,338,676)       968,165      1,144,875
Unrealized appreciation (depreciation)
   during the period                              53,069,115     148,470,652      1,001,373      4,427,562
                                               -------------   -------------   ------------   ------------

Net increase (decrease) in
   contract owners' equity from operations        13,094,408      74,594,620      1,460,008      5,241,584

Changes from principal transactions:
     Purchase payments                             2,842,575       3,265,946      5,949,690     10,539,706
     Transfers between sub-accounts
        and the Company                          (30,908,008)    (31,084,500)    (1,774,835)     3,010,983
     Withdrawals                                 (28,004,622)    (24,967,020)    (1,106,638)      (480,286)
     Annual contract fee                            (570,833)       (629,784)      (107,089)       (60,012)
                                               -------------   -------------   ------------   ------------

Net increase (decrease) in contract owners'
   equity from principal transactions            (56,640,888)    (53,415,358)     2,961,128     13,010,391
                                               -------------   -------------   ------------   ------------

Total increase (decrease) in
   contract owners' equity                       (43,546,480)     21,179,262      4,421,136     18,251,975

Contract owners' equity at
   beginning of period                           332,018,328     310,839,066     29,734,149     11,482,174
                                               -------------   -------------   ------------   ------------

Contract owners' equity at
   end of period                               $ 288,471,848   $ 332,018,328   $ 34,155,285   $ 29,734,149
                                               =============   =============   ============   ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                               ------------------------------------------------------------
                                               INTERNATIONAL SMALL CAP -- A    INTERNATIONAL SMALL CAP -- B
                                               ----------------------------    ----------------------------
                                                  YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003           2004           2003
                                               -------------   -------------   ------------    ------------
Income:
   Dividends                                   $     145,113   $           0   $     31,485    $          0

Expenses:
    Mortality and expense risk
       and administrative charges                  1,680,208       1,285,203        507,932         157,761
                                               -------------   -------------   ------------    ------------

Net investment income (loss)                      (1,535,095)     (1,285,203)      (476,447)       (157,761)

Net realized gain (loss)                           1,051,581     (11,092,776)     3,002,539         585,610
Unrealized appreciation (depreciation)
   during the period                              20,209,002      51,013,637      2,744,806       4,051,361
                                               -------------   -------------   ------------    ------------

Net increase (decrease) in
   contract owners' equity from operations        19,725,488      38,635,658      5,270,898       4,479,210

Changes from principal transactions:
     Purchase payments                             1,459,239       1,137,532     10,102,892       6,914,005
     Transfers between sub-accounts
        and the Company                              161,598         662,497      3,045,978       5,552,142
     Withdrawals                                 (10,141,072)     (8,274,236)    (1,429,792)       (176,038)
     Annual contract fee                            (230,731)       (201,056)       (86,755)        (26,226)
                                               -------------   -------------   ------------    ------------

Net increase (decrease) in contract owners'
   equity from principal transactions             (8,750,966)     (6,675,263)    11,632,323      12,263,883
                                               -------------   -------------   ------------    ------------

Total increase (decrease) in
   contract owners' equity                        10,974,522      31,960,395     16,903,221      16,743,093

Contract owners' equity at
   beginning of period                           111,080,374      79,119,979     21,492,310       4,749,217
                                               -------------   -------------   ------------    ------------

Contract owners' equity at
   end of period                               $ 122,054,896   $ 111,080,374   $ 38,395,531    $ 21,492,310
                                               =============   =============   ============    ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               ----------------------------------------------------------
                                                       PACIFIC RIM                    PACIFIC RIM
                                                  EMERGING MARKETS -- A          EMERGING MARKETS -- B
                                               ---------------------------    ---------------------------
                                                  YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                   2004           2003            2004           2003
                                               ------------   ------------    ------------   ------------
Income:
  Dividends                                    $    204,783   $     50,334    $     95,875   $     12,509

Expenses:
   Mortality and expense risk
      and administrative charges                    655,986        480,144         379,972        133,979
                                               ------------   ------------    ------------   ------------

Net investment income (loss)                       (451,203)      (429,810)       (284,097)      (121,470)

Net realized gain (loss)                          3,858,529       (918,682)      1,888,464      1,429,345
Unrealized appreciation (depreciation)
   during the period                              2,145,200     12,221,898         910,332      2,054,329
                                               ------------   ------------    ------------   ------------

Net increase (decrease) in
   contract owners' equity from operations        5,552,526     10,873,406       2,514,699      3,362,204

Changes from principal transactions:
     Purchase payments                              688,095        403,225       5,342,793      4,490,510
     Transfers between sub-accounts
        and the Company                           1,564,895      2,924,326       1,031,680      6,649,107
     Withdrawals                                 (3,944,502)    (2,879,904)     (1,079,499)      (267,039)
     Annual contract fee                           (107,404)       (78,707)        (70,585)       (24,524)
                                               ------------   ------------    ------------   ------------

Net increase (decrease) in contract owners'
   equity from principal transactions            (1,798,916)       368,940       5,224,389     10,848,054
                                               ------------   ------------    ------------   ------------

Total increase (decrease) in
   contract owners' equity                        3,753,610     11,242,346       7,739,088     14,210,258

Contract owners' equity at
   beginning of period                           41,398,658     30,156,312      18,416,249      4,205,991
                                               ------------   ------------    ------------   ------------

Contract owners' equity at
   end of period                               $ 45,152,268   $ 41,398,658    $ 26,155,337   $ 18,416,249
                                               ============   ============    ============   ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                               -------------------------------------------------------------
                                                 SCIENCE & TECHNOLOGY -- A       SCIENCE & TECHNOLOGY -- B
                                               -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                    2004            2003           2004             2003
                                               -------------   -------------   -------------   -------------
Income:
   Dividends                                   $           0   $           0   $           0   $           0

Expenses:
    Mortality and expense risk
        and administrative charges                 4,846,555       4,632,054         975,714         545,189
                                               -------------   -------------   -------------   -------------

Net investment income (loss)                      (4,846,555)     (4,632,054)       (975,714)       (545,189)

Net realized gain (loss)                         (94,775,015)   (208,119,458)      4,304,435       1,933,475
Unrealized appreciation (depreciation)
    during the period                             94,155,830     335,377,282      (4,220,578)     11,574,007
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in
    contract owners' equity from operations       (5,465,740)    122,625,770        (891,857)     12,962,293

Changes from principal transactions:
       Purchase payments                           5,446,491       6,433,820      13,726,079      18,946,909
       Transfers between sub-accounts
           and the Company                       (34,824,023)     18,698,938      (7,380,689)     19,319,010
       Withdrawals                               (26,407,102)    (23,573,235)     (2,387,630)     (1,471,426)
       Annual contract fee                          (879,264)       (913,638)       (205,031)       (101,867)
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (56,663,898)        645,885       3,752,729      36,692,626
                                               -------------   -------------   -------------   -------------

Total increase (decrease) in
    contract owners' equity                      (62,129,638)    123,271,655       2,860,872      49,654,919

Contract owners' equity at
    beginning of period                          375,838,233     252,566,578      60,376,643      10,721,724
                                               -------------   -------------   -------------   -------------

Contract owners' equity at
    end of period                              $ 313,708,595   $ 375,838,233   $  63,237,515   $  60,376,643
                                               =============   =============   =============   =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                               -------------------------------------------------------------
                                                          EMERGING                        EMERGING
                                                     SMALL COMPANY -- A              SMALL COMPANY -- B
                                               -----------------------------   -----------------------------
                                                  YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003           2004             2003
                                               -------------   -------------   -------------   -------------
Income:
   Dividends                                   $           0   $           0   $           0   $           0

Expenses:
    Mortality and expense risk
        and administrative charges                 2,286,963       2,043,019       1,009,592         517,672
                                               -------------   -------------   -------------   -------------

Net investment income (loss)                      (2,286,963)     (2,043,019)     (1,009,592)       (517,672)

Net realized gain (loss)                          (6,253,271)    (24,269,768)      5,001,014         858,667
Unrealized appreciation (depreciation)
    during the period                             21,810,677      71,036,569       1,120,121      10,918,278
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in
    contract owners' equity from operations       13,270,443      44,723,782       5,111,543      11,259,273

Changes from principal transactions:
       Purchase payments                           2,182,819       2,111,670      13,233,215      19,847,415
       Transfers between sub-accounts
           and the Company                       (16,445,950)      4,431,589      (6,891,718)     13,136,305
       Withdrawals                               (13,658,469)     (9,770,031)     (2,304,961)       (642,635)
       Annual contract fee                          (350,581)       (332,902)       (202,718)        (82,627)
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (28,272,181)     (3,559,674)      3,833,818      32,258,458
                                               -------------   -------------   -------------   -------------

Total increase (decrease) in
    contract owners' equity                      (15,001,738)     41,164,108       8,945,361      43,517,731

Contract owners' equity at
    beginning of period                          166,847,500     125,683,392      57,407,534      13,889,803
                                               -------------   -------------   -------------   -------------

Contract owners' equity at
    end of period                              $ 151,845,762   $ 166,847,500   $  66,352,895   $  57,407,534
                                               =============   =============   =============   =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               -------------------------------------------------------------
                                                   AGGRESSIVE GROWTH -- A         AGGRESSIVE GROWTH -- B
                                               -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                    2004           2003            2004            2003
                                               -------------   -------------   -------------   -------------
Income:
   Dividends                                   $           0   $           0   $           0   $           0

Expenses:
     Mortality and expense risk
        and administrative charges                 2,561,187       2,512,021         577,079         382,471
                                               -------------   -------------   -------------   -------------

Net investment income (loss)                      (2,561,187)     (2,512,021)       (577,079)       (382,471)

Net realized gain (loss)                         (12,992,003)    (35,376,296)      2,103,361         596,747
Unrealized appreciation (depreciation)
    during the period                             27,520,920      85,347,134         966,033       6,877,849
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in
    contract owners' equity from operations       11,967,730      47,458,817       2,492,315       7,092,125

Changes from principal transactions:
       Purchase payments                           2,130,350       2,666,651       6,372,053      10,594,034
       Transfers between sub-accounts
           and the Company                       (25,138,407)     (7,310,496)     (3,090,888)      3,217,861
       Withdrawals                               (13,197,591)    (11,423,427)     (1,360,549)       (666,630)
       Annual contract fee                          (424,915)       (452,887)       (124,046)        (70,151)
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (36,630,563)    (16,520,159)      1,796,570      13,075,114
                                               -------------   -------------   -------------   -------------

Total increase (decrease) in
    contract owners' equity                      (24,662,833)     30,938,658       4,288,885      20,167,239

Contract owners' equity at
    beginning of period                          192,488,970     161,550,312      33,517,066      13,349,827
                                               -------------   -------------   -------------   -------------

Contract owners' equity at
    end of period                              $ 167,826,137   $ 192,488,970   $  37,805,951   $  33,517,066
                                               =============   =============   =============   =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               -------------------------------------------------------------
                                                 INTERNATIONAL STOCK -- A        INTERNATIONAL STOCK -- B
                                               -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003           2004             2003
                                               -------------   -------------   -------------   -------------
Income:
   Dividends                                   $     724,237   $     398,946   $     207,512   $      85,787

Expenses:
    Mortality and expense risk
        and administrative charges                 1,275,829       1,161,554         427,954         291,302
                                               -------------   -------------   -------------   -------------

Net investment income (loss)                        (551,592)       (762,608)       (220,442)       (205,515)

Net realized gain (loss)                          (2,524,655)    (10,030,014)      1,449,094         795,531
Unrealized appreciation (depreciation)
    during the period                             14,271,987      30,965,735       2,135,653       5,035,086
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in
    contract owners' equity from operations       11,195,740      20,173,113       3,364,305       5,625,102

Changes from principal transactions:
       Purchase payments                             707,813         947,604       3,178,964       5,141,168
       Transfers between sub-accounts
        and the Company                           (6,422,171)     (4,852,539)       (305,076)      5,144,589
       Withdrawals                                (6,568,124)     (5,408,763)     (1,398,471)     (2,979,769)
       Annual contract fee                          (170,225)       (167,610)        (75,469)        (50,305)
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (12,452,707)     (9,481,308)      1,399,948       7,255,683
                                               -------------   -------------   -------------   -------------

Total increase (decrease) in
    contract owners' equity                       (1,256,967)     10,691,805       4,764,253      12,880,785

Contract owners' equity at
    beginning of period                           90,182,873      79,491,068      24,297,261      11,416,476
                                               -------------   -------------   -------------   -------------
Contract owners' equity at
    end of period                              $  88,925,906   $  90,182,873   $  29,061,514   $  24,297,261
                                               =============   =============   =============   =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                               ------------------------------------------------------------
                                               QUANTITATIVE EQUITY -- A (1)    QUANTITATIVE EQUITY -- B (1)
                                               -----------------------------   ----------------------------
                                                   YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                    2004            2003          2004             2003
                                               -------------   -------------   -----------    -------------
Income:
   Dividends                                   $   1,153,833   $     771,461   $    42,198    $      31,332

Expenses:
    Mortality and expense risk
        and administrative charges                   573,187       1,701,054        30,877           72,081
                                               -------------   -------------   -----------    -------------

Net investment income (loss)                         580,646        (929,593)       11,321          (40,749)

Net realized gain (loss)                          (4,647,884)    (36,935,965)      594,425          257,348
Unrealized appreciation (depreciation)
    during the period                              3,425,860      60,099,333      (651,845)         720,758
                                               -------------   -------------   -----------    -------------

Net increase (decrease) in
    contract owners' equity from operations         (641,378)     22,233,775       (46,099)         937,357

Changes from principal transactions:
       Purchase payments                             600,160       1,627,733       266,348        1,119,360
       Transfers between sub-accounts
           and the Company                      (117,440,126)    (17,480,821)   (5,945,115)         859,611
       Withdrawals                                (3,174,183)     (9,757,488)      (54,182)        (134,808)
       Annual contract fee                           (83,147)       (260,271)       (2,262)         (14,879)
                                               -------------   -------------   -----------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (120,097,296)    (25,870,847)   (5,735,211)       1,829,284
                                               -------------   -------------   -----------    -------------

Total increase (decrease) in
    contract owners' equity                     (120,738,674)     (3,637,072)   (5,781,310)       2,766,641

Contract owners' equity at
    beginning of period                          120,738,674     124,375,746     5,781,310        3,014,669
                                               -------------   -------------   -----------    -------------

Contract owners' equity at
    end of period                              $           0   $ 120,738,674   $         0    $   5,781,310
                                               =============   =============   ===========    =============

(1) Ceased Operations, April 30, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                               --------------------------------------------------------------
                                                         VALUE -- A                      VALUE -- B
                                               -----------------------------   ------------------------------
                                                  YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                               -------------   -------------   -------------   --------------
Income:
   Dividends                                   $   1,131,321   $   2,252,220   $     167,809   $      184,914

Expenses:
    Mortality and expense risk
         and administrative charges                3,024,771       2,630,122         590,388          278,779
                                               -------------   -------------   -------------   --------------

Net investment income (loss)                      (1,893,450)       (377,902)       (422,579)         (93,865)

Net realized gain (loss)                           3,302,608     (15,038,965)      3,122,705          436,912
Unrealized appreciation (depreciation)
    during the period                             24,019,026      70,479,396       2,085,967        5,625,962
                                               -------------   -------------   -------------   --------------

Net increase (decrease) in
    contract owners' equity from operations       25,428,184      55,062,529       4,786,093        5,969,009

Changes from principal transactions:
       Purchase payments                           1,962,734       2,078,391       8,787,835        8,990,719
       Transfers between sub-accounts
           and the Company                        11,907,562     (28,576,758)      6,716,846        1,476,443
       Withdrawals                               (21,725,265)    (16,129,743)     (1,845,037)        (418,200)
       Annual contract fee                          (340,502)       (329,223)       (110,259)         (55,439)
                                               -------------   -------------   -------------   --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (8,195,471)    (42,957,333)     13,549,385        9,993,523
                                               -------------   -------------   -------------   --------------

Total increase (decrease) in
    contract owners' equity                       17,232,713      12,105,196      18,335,478       15,962,532

Contract owners' equity at
    beginning of period                          198,135,866     186,030,670      27,116,533       11,154,001
                                               -------------   -------------   -------------   --------------

Contract owners' equity at
    end of period                              $ 215,368,579   $ 198,135,866   $  45,452,011   $   27,116,533
                                               =============   =============   =============   ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                               ---------------------------------------------------------------
                                                REAL ESTATE SECURITIES -- A       REAL ESTATE SECURITIES -- B
                                               ------------------------------   ------------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003             2004            2003
                                               -------------   --------------   -------------   --------------
Income:
   Dividends                                   $   3,567,159   $    3,072,761   $   2,147,414   $    1,076,468

Expenses:
    Mortality and expense risk
        and administrative charges                 2,188,856        1,766,849       1,556,913          774,804
                                               -------------   --------------   -------------   --------------

Net investment income (loss)                       1,378,303        1,305,912         590,501          301,664

Net realized gain (loss)                          10,991,777        2,605,570       6,612,449          822,144
Unrealized appreciation (depreciation)
    during the period                             26,469,409       33,596,600      19,086,448       14,564,864
                                               -------------   --------------   -------------   --------------

Net increase (decrease) in
    contract owners' equity from operations       38,839,489       37,508,082      26,289,398       15,688,672

Changes from principal transactions:
       Purchase payments                           1,649,708        1,379,445      20,641,567       20,879,191
       Transfers between sub-accounts
           and the Company                         4,865,331        3,130,824       6,948,027       10,771,446
       Withdrawals                               (11,883,707)      (9,983,382)     (3,763,797)      (2,011,810)
       Annual contract fee                          (272,772)        (235,198)       (305,667)        (140,625)
                                               -------------   --------------   -------------   --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (5,641,440)      (5,708,311)     23,520,130       29,498,202
                                               -------------   --------------   -------------   --------------

Total increase (decrease) in
    contract owners' equity                       33,198,049       31,799,771      49,809,528       45,186,874

Contract owners' equity at
    beginning of period                          140,650,166      108,850,395      73,400,950       28,214,076
                                               -------------   --------------   -------------   --------------

Contract owners' equity at
    end of period                              $ 173,848,215   $  140,650,166   $ 123,210,478   $   73,400,950
                                               =============   ==============   =============   ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               ----------------------------------------------------------
                                                     BALANCED -- A (1)             BALANCED -- B (1)
                                               ---------------------------   ----------------------------
                                                  YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                   2004           2003           2004            2003
                                               ------------   ------------   ------------   -------------
Income:
   Dividends                                   $  1,445,738   $  1,443,068   $    456,372   $     240,901

Expenses:
    Mortality and expense risk
        and administrative charges                  292,803        855,175        101,268         182,810
                                               ------------   ------------   ------------   -------------

Net investment income (loss)                      1,152,935        587,893        355,104          58,091

Net realized gain (loss)                         (6,138,111)    (8,555,921)       732,095          85,168
Unrealized appreciation (depreciation)
    during the period                             4,451,490     14,714,777     (1,365,784)      1,386,011
                                               ------------   ------------   ------------   -------------

Net increase (decrease) in
    contract owners' equity from operations        (533,686)     6,746,749       (278,585)      1,529,270

Changes from principal transactions:
       Purchase payments                            203,195        659,765      1,576,982       7,245,195
       Transfers between sub-accounts
           and the Company                      (56,754,974)    (1,774,916)   (18,059,325)      3,090,327
       Withdrawals                               (1,867,576)    (5,893,492)      (440,805)       (568,988)
       Annual contract fee                          (32,919)       (89,859)        (8,787)        (27,148)
                                               ------------   ------------   ------------   -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (58,452,274)    (7,098,502)   (16,931,935)      9,739,386
                                               ------------   ------------   ------------   -------------

Total increase (decrease) in
    contract owners' equity                     (58,985,960)      (351,753)   (17,210,520)     11,268,656

Contract owners' equity at
    beginning of period                          58,985,960     59,337,713     17,210,520       5,941,864
                                               ------------   ------------   ------------   -------------

Contract owners' equity at
    end of period                              $          0   $ 58,985,960   $          0   $  17,210,520
                                               ============   ============   ============   =============

(1) Ceased Operations, April 30, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                               -------------------------------------------------------------
                                                       HIGH YIELD -- A                HIGH YIELD -- B
                                               -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                               -------------   -------------   -------------   -------------
Income:
   Dividends                                   $   9,595,122   $   9,637,576   $   5,258,527   $   2,454,162

Expenses:
    Mortality and expense risk
        and administrative charges                 2,765,655       2,764,629       1,748,350         982,226
                                               -------------   -------------   -------------   -------------

Net investment income (loss)                       6,829,467       6,872,947       3,510,177       1,471,936

Net realized gain (loss)                          11,479,509      (3,457,399)      3,308,400       2,304,411
Unrealized appreciation (depreciation)
    during the period                             (3,123,331)     32,281,985       2,327,352       7,235,506
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in
    contract owners' equity from operations       15,185,645      35,697,533       9,145,929      11,011,853

Changes from principal transactions:
       Purchase payments                           1,760,333       2,677,392      21,843,092      39,999,646
       Transfers between sub-accounts
           and the Company                       (25,991,393)     61,346,287      (3,281,661)     30,766,481
       Withdrawals                               (22,081,654)    (17,114,095)     (5,054,964)     (2,833,059)
       Annual contract fee                          (280,445)       (288,988)       (272,620)       (110,347)
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (46,593,159)     46,620,596      13,233,847      67,822,721
                                               -------------   -------------   -------------   -------------

Total increase (decrease) in
    contract owners' equity                      (31,407,514)     82,318,129      22,379,776      78,834,574

Contract owners' equity at
    beginning of period                          217,964,681     135,646,552      97,799,673      18,965,099
                                               -------------   -------------   -------------   -------------

Contract owners' equity at
    end of period                              $ 186,557,167   $ 217,964,681   $ 120,179,449   $  97,799,673
                                               =============   =============   =============   =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                               ---------------------------------------------------------------
                                               LIFESTYLE AGGRESSIVE 1000 -- A   LIFESTYLE AGGRESSIVE 1000 -- B
                                               ------------------------------   ------------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004             2003           2004             2003
                                               -------------    -------------   -------------   --------------
Income:
    Dividends                                  $   1,055,814    $     385,950   $   1,375,396   $      158,117

Expenses:
    Mortality and expense risk
        and administrative charges                 2,155,282        1,450,376       3,232,613        1,061,993
                                               -------------    -------------   -------------   --------------

Net investment income (loss)                      (1,099,468)      (1,064,426)     (1,857,217)        (903,876)

Net realized gain (loss)                          (3,471,099)      (5,506,467)      4,019,054          367,242
Unrealized appreciation (depreciation)
    during the period                             24,822,295       35,931,498      26,292,983       23,100,056
                                               -------------    -------------   -------------   --------------

Net increase (decrease) in
    contract owners' equity from operations       20,251,728       29,360,605      28,454,820       22,563,422

Changes from principal transactions:
       Purchase payments                           2,537,571        2,130,936      71,576,234       70,408,947
       Transfers between sub-accounts
           and the Company                        25,482,547       20,605,458      18,059,242       16,155,005
       Withdrawals                                (8,294,947)      (4,525,284)     (3,676,512)      (1,244,480)
       Annual contract fee                          (384,039)        (287,512)       (638,476)        (139,016)
                                               -------------    -------------   -------------   --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            19,341,132       17,923,598      85,320,488       85,180,456
                                               -------------    -------------   -------------   --------------

Total increase (decrease) in
    contract owners' equity                       39,592,860       47,284,203     113,775,308      107,743,878

Contract owners' equity at
    beginning of period                          128,412,529       81,128,326     133,575,232       25,831,354
                                               -------------    -------------   -------------   --------------

Contract owners' equity at
    end of period                              $ 168,005,389    $ 128,412,529   $ 247,350,540   $  133,575,232
                                               =============    =============   =============   ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               ----------------------------------------------------------------
                                                 LIFESTYLE GROWTH 820 -- A         LIFESTYLE GROWTH 820 -- B
                                               -----------------------------   --------------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003             2004             2003
                                               -------------   -------------   ---------------   --------------
Income:
    Dividends                                  $   8,387,539   $   5,348,253   $    11,897,950   $    2,334,906

Expenses:
     Mortality and expense risk
        and administrative charges                 9,205,288       6,862,871        18,874,291        4,948,884
                                               -------------   -------------   ---------------   --------------

Net investment income (loss)                        (817,749)     (1,514,618)       (6,976,341)      (2,613,978)

Net realized gain (loss)                          (4,085,461)    (18,798,494)        6,324,660          443,964
Unrealized appreciation (depreciation)
    during the period                             81,565,398     134,964,807       185,442,443       88,875,738
                                               -------------   -------------   ---------------   --------------

Net increase (decrease) in
    contract owners' equity from operations       76,662,188     114,651,695       184,790,762       86,705,724

Changes from principal transactions:
       Purchase payments                           9,556,060       8,285,702     1,044,517,302      291,758,068
       Transfers between sub-accounts
           and the Company                        71,671,760      66,668,476       149,977,280      114,676,993
       Withdrawals                               (42,848,736)    (28,378,208)      (27,443,293)      (4,875,543)
       Annual contract fee                        (1,425,011)     (1,190,019)       (2,829,554)        (695,811)
                                               -------------   -------------   ---------------   --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            36,954,073      45,385,951     1,164,221,735      400,863,707
                                               -------------   -------------   ---------------   --------------

Total increase (decrease) in
    contract owners' equity                      113,616,261     160,037,646     1,349,012,497      487,569,431

Contract owners' equity at
    beginning of period                          570,824,944     410,787,298       603,952,682      116,383,251
                                               -------------   -------------   ---------------   --------------
Contract owners' equity at
    end of period                              $ 684,441,205   $ 570,824,944   $ 1,952,965,179   $  603,952,682
                                               =============   =============   ===============   ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               ---------------------------------------------------------------
                                                LIFESTYLE BALANCED 640 -- A      LIFESTYLE BALANCED 640 -- B
                                               ----------------------------      -----------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003             2004             2003
                                               -------------   -------------   ---------------   -------------
Income:
    Dividends                                  $  15,500,433   $  13,063,809   $    20,179,846   $   6,018,455

Expenses:
    Mortality and expense risk
        and administrative charges                10,821,154       8,539,131        19,627,008       6,017,227
                                               -------------   -------------   ---------------   -------------

Net investment income (loss)                       4,679,279       4,524,678           552,838           1,228

Net realized gain (loss)                            (748,524)    (14,191,575)        3,980,224       1,367,876
Unrealized appreciation (depreciation)
    during the period                             77,386,336     123,687,233       164,305,597      81,733,858
                                               -------------   -------------   ---------------   -------------

Net increase (decrease) in
    contract owners' equity from operations       81,317,091     114,020,336       168,838,659      83,102,962

Changes from principal transactions:
       Purchase payments                           7,563,784       7,915,089       954,046,625     313,457,332
       Transfers between sub-accounts
           and the Company                       101,995,847      89,372,596       175,009,431     136,110,946
       Withdrawals                               (61,353,711)    (44,067,334)      (39,900,812)    (13,147,255)
       Annual contract fee                        (1,405,978)     (1,175,598)       (2,844,790)       (807,265)
                                               -------------   -------------   ---------------   -------------

Net increase (decrease) in contract owners'
    equity from principal transactions            46,799,942      52,044,753     1,086,310,454     435,613,758
                                               -------------   -------------   ---------------   -------------

Total increase (decrease) in
    contract owners' equity                      128,117,033     166,065,089     1,255,149,113     518,716,720

Contract owners' equity at
    beginning of period                          662,093,028     496,027,939       674,020,791     155,304,071
                                               -------------   -------------   ---------------   -------------

Contract owners' equity at
    end of period                              $ 790,210,061   $ 662,093,028   $ 1,929,169,904   $ 674,020,791
                                               =============   =============   ===============   =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                 LIFESTYLE MODERATE 460 -- A    LIFESTYLE MODERATE 460 -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                    2004             2003           2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $   7,377,450   $   6,948,499   $   8,774,152  $    3,472,781

Expenses:
    Mortality and expense risk
        and administrative charges                  3,963,321       3,521,228       6,286,331       2,557,232
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                        3,414,129       3,427,271       2,487,821         915,549

Net realized gain (loss)                            1,901,190      (5,441,935)      5,366,867         986,711
Unrealized appreciation (depreciation)
    during the period                              17,972,490      36,715,207      34,175,177      23,584,292
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        23,287,809      34,700,543      42,029,865      25,486,552

Changes from principal transactions:
       Purchase payments                            2,666,614       3,753,040     262,159,632     112,293,897
       Transfers between sub-accounts
           and the Company                         14,763,085      30,018,611      19,943,493      56,764,883
       Withdrawals                                (26,634,204)    (21,982,594)    (14,986,723)     (5,272,904)
       Annual contract fee                           (432,000)       (405,291)       (946,794)       (345,568)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (9,636,505)     11,383,766     266,169,608     163,440,308
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        13,651,304      46,084,309     308,199,473     188,926,860

Contract owners' equity at
    beginning of period                           257,334,647     211,250,338     258,689,422      69,762,562
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 270,985,951   $ 257,334,647   $ 566,888,895  $  258,689,422
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                ----------------------------------------------------------------
                                                LIFESTYLE CONSERVATIVE 280 -- A  LIFESTYLE CONSERVATIVE 280 -- B
                                                -------------------------------  -------------------------------
                                                    YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004             2003            2004           2003
                                                -------------   -------------    -------------   --------------
Income:
   Dividends                                    $   6,090,105   $   6,097,668    $   6,422,963   $    2,763,882

Expenses:
   Mortality and expense risk
        and administrative charges                  2,342,011       2,354,906        3,084,340        1,555,889
                                                -------------   -------------    -------------   --------------
Net investment income (loss)                        3,748,094       3,742,762        3,338,623        1,207,993

Net realized gain (loss)                            3,372,502         578,125        3,365,932        1,507,415
Unrealized appreciation (depreciation)
    during the period                               3,638,101      10,255,396        7,677,702        6,660,749
                                                -------------   -------------    -------------   --------------
Net increase (decrease) in
    contract owners' equity from operations        10,758,697      14,576,283       14,382,257        9,376,157

Changes from principal transactions:
       Purchase payments                            1,390,487       1,545,117      118,501,195       67,473,922
       Transfers between sub-accounts
           and the Company                         20,036,920       4,909,458        2,078,867       19,837,487
       Withdrawals                                (16,971,168)    (19,591,433)     (15,200,395)      (6,598,999)
       Annual contract fee                           (206,439)       (235,418)        (388,941)        (161,583)
                                                -------------   -------------    -------------   --------------
Net increase (decrease) in contract owners'
    equity from principal transactions              4,249,800     (13,372,276)     104,990,726       80,550,827
                                                -------------   -------------    -------------   --------------
Total increase (decrease) in
    contract owners' equity                        15,008,497       1,204,007      119,372,983       89,926,984

Contract owners' equity at
    beginning of period                           147,545,368     146,341,361      133,685,859       43,758,875
                                                -------------   -------------    -------------   --------------
Contract owners' equity at
    end of period                               $ 162,553,865   $ 147,545,368    $ 253,058,842   $  133,685,859
                                                =============   =============    =============   ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                   SMALL COMPANY VALUE -- A       SMALL COMPANY VALUE -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                   2004             2003            2004           2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $   3,454,834   $   1,067,458   $   1,886,532  $      368,686

Expenses:
    Mortality and expense risk
        and administrative charges                  3,821,813       3,071,538       2,539,481       1,242,781
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                        (366,979)      (2,004,080)       (652,949)       (874,095)

Net realized gain (loss)                           11,981,406         747,691       6,411,246       1,291,326
Unrealized appreciation (depreciation)
    during the period                              41,898,006      56,960,321      27,123,436      21,842,152
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        53,512,433      55,703,932      32,881,733      22,259,383

Changes from principal transactions:
       Purchase payments                            2,595,410       3,312,973      31,179,044      37,197,849
       Transfers between sub-accounts
           and the Company                          5,022,984       7,575,031      11,057,445      19,986,591
       Withdrawals                                (20,765,387)    (17,748,545)     (5,013,752)     (2,078,016)
       Annual contract fee                           (540,261)       (468,244)       (520,121)       (216,331)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (13,687,254)     (7,328,785)     36,702,616      54,890,093
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        39,825,179      48,375,147      69,584,349      77,149,476

Contract owners' equity at
    beginning of period                           241,527,392     193,152,245     120,317,623      43,168,147
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 281,352,571   $ 241,527,392   $ 189,901,972  $  120,317,623
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                  INTERNATIONAL VALUE -- A        INTERNATIONAL VALUE -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                    2004            2003           2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $   1,913,463   $     860,110   $   1,350,668  $      428,452

Expenses:
    Mortality and expense risk
        and administrative charges                  2,283,289       1,578,229       1,957,893         932,800
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (369,826)       (718,119)       (607,225)       (504,348)

Net realized gain (loss)                            5,332,180      (2,490,029)      4,426,298       1,837,613
Unrealized appreciation (depreciation)
    during the period                              23,203,100      43,016,341      18,911,749      22,987,478
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        28,165,454      39,808,193      22,730,822      24,320,743

Changes from principal transactions:
       Purchase payments                            1,610,621       1,665,762      27,100,413      29,825,773
       Transfers between sub-accounts
           and the Company                         17,721,865      16,649,122      11,046,214      11,166,853
       Withdrawals                                (11,378,451)     (7,175,085)     (3,492,765)     (2,781,811)
       Annual contract fee                           (295,589)       (226,279)       (374,686)       (143,289)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions              7,658,446      10,913,520      34,279,176      38,067,526
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        35,823,900      50,721,713      57,009,998      62,388,269

Contract owners' equity at
    beginning of period                           139,854,117      89,132,404      92,382,206      29,993,937
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 175,678,017   $ 139,854,117   $ 149,392,204  $   92,382,206
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                  SMALL COMPANY BLEND -- A        SMALL COMPANY BLEND -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                   2004             2003            2004           2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $           0   $           0   $           0  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                  1,648,452       1,530,673         994,340         531,583
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (1,648,452)     (1,530,673)       (994,340)       (531,583)

Net realized gain (loss)                            1,645,748      (5,865,268)      2,631,426         872,949
Unrealized appreciation (depreciation)
    during the period                               5,049,423      40,837,469       1,589,031      11,148,655
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         5,046,719      33,441,528       3,226,117      11,490,021

Changes from principal transactions:
       Purchase payments                            1,531,687       1,312,566      14,962,699      20,532,492
       Transfers between sub-accounts
           and the Company                        (11,140,559)      4,596,710      (4,080,841)      9,023,912
       Withdrawals                                 (8,889,364)     (6,873,419)     (1,781,798)       (744,019)
       Annual contract fee                           (242,967)       (244,100)       (201,932)        (83,203)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (18,741,203)     (1,208,243)      8,898,128      28,729,182
                                                -------------   -------------   -------------  --------------
Total increase (decrease) in
    contract owners' equity                       (13,694,484)     32,233,285      12,124,245      40,219,203

Contract owners' equity at
    beginning of period                           121,730,978      89,497,693      55,692,520      15,473,317
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 108,036,494   $ 121,730,978   $  67,816,765  $   55,692,520
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                      TOTAL RETURN -- A              TOTAL RETURN -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004           2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $  22,619,246   $  38,122,057   $  13,094,253   $  13,257,082

Expenses:
    Mortality and expense risk
        and administrative charges                  6,603,269       8,667,997       4,352,368       3,674,276
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       16,015,977      29,454,060       8,741,885       9,582,806

Net realized gain (loss)                            1,503,673       8,725,739        (479,165)        247,143
Unrealized appreciation (depreciation)
    during the period                              (3,516,059)    (19,452,832)       (480,238)     (3,884,109)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        14,003,591      18,726,967       7,782,482       5,945,840

Changes from principal transactions:
       Purchase payments                            3,509,272       6,396,388      41,192,750     109,701,093
       Transfers between sub-accounts
           and the Company                        (67,051,803)    (87,612,913)    (28,901,694)     18,023,056
       Withdrawals                                (41,727,579)    (54,324,767)    (11,714,123)    (20,420,323)
       Annual contract fee                           (807,482)     (1,088,694)       (689,174)       (420,260)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (106,077,592)   (136,629,986)       (112,241)    106,883,566
                                                -------------   -------------   -------------  --------------
Total increase (decrease) in
    contract owners' equity                       (92,074,001)   (117,903,019)      7,670,241     112,829,406

Contract owners' equity at
    beginning of period                           493,003,323     610,906,342     260,775,374     147,945,968
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 400,929,322   $ 493,003,323   $ 268,445,615  $  260,775,374
                                                =============   =============   =============  ==============

See accompanying notes.

[MERRILL LYNCH LOGO]           COMPUTATIONAL MATERIALS FOR
                               MERRILL LYNCH MORTGAGE INVESTORS, INC.,
                               SERIES 2004-SL1

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                  U.S. LARGE CAP -- A (2)         U.S. LARGE CAP -- B (2)
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004           2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     952,969   $   1,027,357   $     280,125  $      294,980

Expenses:
    Mortality and expense risk
        and administrative charges                  5,257,114       3,850,687       1,880,305       1,145,557
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (4,304,145)     (2,823,330)     (1,600,180)       (850,577)

Net realized gain (loss)                            3,383,418     (13,730,869)      4,257,461         890,962
Unrealized appreciation (depreciation)
    during the period                              29,292,165      94,141,401       5,889,779      22,003,462
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        28,371,438      77,587,202       8,547,060      22,043,847

Changes from principal transactions:
       Purchase payments                            3,225,531       2,731,656      17,989,184      30,133,548
       Transfers between sub-accounts
           and the Company                         90,458,149      (8,277,233)      5,458,933       9,026,408
       Withdrawals                                (26,104,765)    (18,187,380)     (3,128,333)     (1,730,625)
       Annual contract fee                           (706,023)       (546,215)       (392,688)       (210,633)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             66,872,892     (24,279,172)     19,927,096      37,218,698
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        95,244,330      53,308,030      28,474,156      59,262,545

Contract owners' equity at
    beginning of period                           289,438,674     236,130,644      99,194,217      39,931,672
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 384,683,004   $ 289,438,674   $ 127,668,373  $   99,194,217
                                                =============   =============   =============  ==============

(2) Effective May 2, 2003, the U.S. Large Cap Value Sub-Account was renamed the U.S. Large Cap through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                     MID CAP STOCK -- A              MID CAP STOCK -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $           0   $           0   $           0  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                  2,417,327       1,765,507       1,586,820         663,746
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (2,417,327)     (1,765,507)     (1,586,820)       (663,746)

Net realized gain (loss)                            6,357,358     (3,953,338)       6,674,526         521,177
Unrealized appreciation (depreciation)
    during the period                              20,971,029      45,265,057       9,730,840      14,045,762
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        24,911,060      39,546,212      14,818,546      13,903,193

Changes from principal transactions:
       Purchase payments                            1,822,136       1,556,968      22,856,897      26,830,411
       Transfers between sub-accounts
           and the Company                          8,819,185      27,772,543        (299,970)     19,278,690
       Withdrawals                                (12,892,187)     (9,081,838)     (2,979,533)     (1,079,543)
       Annual contract fee                           (364,386)       (296,081)       (307,979)       (105,344)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (2,615,252)     19,951,592      19,269,415      44,924,214
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        22,295,808      59,497,804      34,087,961      58,827,407

Contract owners' equity at
    beginning of period                           151,622,430      92,124,626      76,987,939      18,160,532
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 173,918,238   $ 151,622,430   $ 111,075,900  $   76,987,939
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                  GLOBAL ALLOCATION -- A (3)      GLOBAL ALLOCATION -- B (3)
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                   2004             2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     575,918   $     242,824   $     226,056  $       40,241

Expenses:
    Mortality and expense risk
        and administrative charges                    851,745         758,544         467,251         156,883
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (275,827)       (515,720)       (241,195)       (116,642)

Net realized gain (loss)                             (400,930)     (5,720,796)        596,076         335,456
Unrealized appreciation (depreciation)
    during the period                               6,750,613      17,070,057       3,582,161       2,241,544
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         6,073,856      10,833,541       3,937,042       2,460,358

Changes from principal transactions:
       Purchase payments                              788,402         486,706      19,473,550       6,346,340
       Transfers between sub-accounts
           and the Company                          4,972,506      (6,651,531)      7,305,346       3,538,890
       Withdrawals                                 (4,730,926)     (2,506,961)       (667,172)       (243,712)
       Annual contract fee                           (153,859)       (169,400)        (85,704)        (31,743)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                876,123      (8,841,186)     26,026,020       9,609,775
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                         6,949,979       1,992,355      29,963,062      12,070,133

Contract owners' equity at
    beginning of period                            53,968,403      51,976,048      17,237,566       5,167,433
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  60,918,382   $  53,968,403   $  47,200,628  $   17,237,566
                                                =============   =============   =============  ==============

(3) Effective May 5, 2003, the Tactical Allocation Sub-Account was renamed the Global Allocation through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                    DYNAMIC GROWTH -- A             DYNAMIC GROWTH -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $           0   $           0   $           0  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                  1,507,623       1,307,716         573,965         389,027
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (1,507,623)     (1,307,716)       (573,965)       (389,027)

Net realized gain (loss)                           (1,445,720)    (14,968,813)      1,796,486         694,583
Unrealized appreciation (depreciation)
    during the period                              10,278,154      40,081,610       1,483,767       6,952,445
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         7,324,811      23,805,081       2,706,288       7,258,001

Changes from principal transactions:
       Purchase payments                            2,077,587       1,863,316       2,526,488       4,865,312
       Transfers between sub-accounts
           and the Company                        (12,838,852)     36,246,415      (4,776,363)     23,010,178
       Withdrawals                                 (7,174,748)     (4,882,183)     (1,536,290)       (634,035)
       Annual contract fee                           (306,810)       (287,922)       (121,786)        (90,837)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (18,242,823)     32,939,626      (3,907,951)     27,150,618
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                       (10,918,012)     56,744,707      (1,201,663)     34,408,619

Contract owners' equity at
    beginning of period                           110,292,674      53,547,967      38,545,157       4,136,538
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  99,374,662   $ 110,292,674   $  37,343,494  $   38,545,157
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                 INTERNATIONAL INDEX -- A (4)   INTERNATIONAL INDEX -- B (4)
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                    2004             2003           2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     211,760   $     245,834   $     201,020  $      193,089

Expenses:
    Mortality and expense risk
        and administrative charges                    143,775         225,749         141,321         178,753
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                           67,985          20,085          59,699          14,336

Net realized gain (loss)                            2,751,393        (608,288)      3,343,965         710,643
Unrealized appreciation (depreciation)
    during the period                              (2,326,101)       4,808,828     (3,031,154)      3,136,670
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations           493,277       4,220,625         372,510       3,861,649

Changes from principal transactions:
       Purchase payments                              215,845         254,441       2,593,890       4,799,531
       Transfers between sub-accounts
           and the Company                        (19,240,155)      1,330,282     (18,701,626)      4,686,350
       Withdrawals                                   (580,449)       (673,064)       (300,964)     (2,486,791)
       Annual contract fee                            (29,013)        (40,634)        (17,752)        (29,510)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (19,633,772)        871,025     (16,426,452)      6,969,580
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                       (19,140,495)      5,091,650     (16,053,942)     10,831,229

Contract owners' equity at
    beginning of period                            19,140,495      14,048,845      16,053,942       5,222,713
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $           0   $  19,140,495   $           0  $   16,053,942
                                                =============   =============   =============  ==============

(4)  Ceased Operations, June 18, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                TOTAL STOCK MARKET INDEX -- A   TOTAL STOCK MARKET INDEX -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                     2004           2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     231,423   $           0   $     158,160  $            0

Expenses:
    Mortality and expense risk
         and administrative charges                   552,060         438,497         458,601         239,005
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (320,637)       (438,497)       (300,441)       (239,005)

Net realized gain (loss)                              350,282      (1,410,997)      1,622,438          87,807
Unrealized appreciation (depreciation)
    during the period                               3,170,431       9,278,258       1,038,229       4,319,660
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         3,200,076       7,428,764       2,360,226       4,168,462

Changes from principal transactions:
       Purchase payments                              372,188         387,538       6,676,926       9,914,698
       Transfers between sub-accounts
           and the Company                         (1,878,367)      6,476,328      (3,449,537)      6,216,570
       Withdrawals                                 (1,853,160)     (1,700,206)       (898,440)       (325,601)
       Annual contract fee                            (70,749)        (69,620)        (86,587)        (33,840)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (3,430,088)      5,094,040       2,242,362      15,771,827
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                          (230,012)     12,522,804       4,602,588      19,940,289

Contract owners' equity at
    beginning of period                            36,653,835      24,131,031      25,815,745       5,875,456
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  36,423,823   $  36,653,835   $  30,418,333  $   25,815,745
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                      500 INDEX -- A                 500 INDEX -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                    2004            2003             2004           2003
                                                -------------   -------------   -------------  --------------
Income:
    Dividends                                   $   1,768,446   $   1,487,820   $     931,637  $      556,682

Expenses:
    Mortality and expense risk
        and administrative charges                  2,828,663       2,482,358       1,885,747       1,101,155
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (1,060,217)       (994,538)       (954,110)       (544,473)

Net realized gain (loss)                            2,528,611     (12,949,387)      3,275,621         702,971
Unrealized appreciation (depreciation)
    during the period                              13,584,442      53,097,608       7,055,885      16,909,678
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        15,052,836      39,153,683       9,377,396      17,068,176

Changes from principal transactions:
       Purchase payments                            2,511,528       2,400,970      15,577,049      32,423,115
       Transfers between sub-accounts
           and the Company                         (6,808,771)     13,494,413       3,357,247      19,768,619
       Withdrawals                                (13,490,146)     (9,306,841)     (4,280,822)     (2,087,330)
       Annual contract fee                           (500,254)       (492,795)       (409,341)       (196,319)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (18,287,643)      6,095,747      14,244,133      49,908,085
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        (3,234,807)     45,249,430      23,621,529      66,976,261

Contract owners' equity at
    beginning of period                           192,706,237     147,456,807     103,375,900      36,399,639
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 189,471,430   $ 192,706,237   $ 126,997,429  $  103,375,900
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                     MID CAP INDEX -- A              MID CAP INDEX -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003             2004           2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     336,807   $           0   $     196,236  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                  1,002,917         807,521         767,802         376,577
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (666,110)       (807,521)       (571,566)       (376,577)

Net realized gain (loss)                            2,854,586      (1,709,762)      2,601,071          76,354
Unrealized appreciation (depreciation)
    during the period                               6,335,395      17,772,697       4,161,240       7,484,869
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         8,523,871      15,255,414       6,190,745       7,184,646

Changes from principal transactions:
       Purchase payments                              829,554         800,616       9,478,597      12,674,613
       Transfers between sub-accounts
           and the Company                         (2,803,001)      5,154,450          65,742       7,431,069
       Withdrawals                                 (5,001,647)     (3,991,530)     (1,593,586)       (467,387)
       Annual contract fee                           (153,439)       (145,606)       (156,879)        (64,415)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (7,128,533)      1,817,930       7,793,874      19,573,880
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                         1,395,338      17,073,344      13,984,619      26,758,526

Contract owners' equity at
    beginning of period                            66,779,977      49,706,633      38,917,810      12,159,284
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  68,175,315   $  66,779,977   $  52,902,429  $   38,917,810
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                    SMALL CAP INDEX -- A             SMALL CAP INDEX -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     169,957   $           0   $      97,615  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                    757,272         560,002         676,438         320,619
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (587,315)       (560,002)       (578,823)       (320,619)

Net realized gain (loss)                            5,361,843        (834,348)      3,431,136         528,043
Unrealized appreciation (depreciation)
    during the period                               2,058,168      14,713,180       3,241,652       7,240,581
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         6,832,696      13,318,830       6,093,965       7,448,005

Changes from principal transactions:
       Purchase payments                              765,663         628,128       8,963,203       9,511,910
       Transfers between sub-accounts
           and the Company                         (8,411,284)     14,664,535        (430,237)      9,097,519
       Withdrawals                                 (4,541,849)     (2,164,037)     (1,790,449)       (347,026)
       Annual contract fee                           (116,145)        (98,019)       (131,067)        (57,021)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (12,303,615)     13,030,607       6,611,450      18,205,382
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        (5,470,919)     26,349,437      12,705,415      25,653,387

Contract owners' equity at
    beginning of period                            55,382,478      29,033,041      34,874,227       9,220,840
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  49,911,559   $  55,382,478   $  47,579,642  $   34,874,227
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                  CAPITAL APPRECIATION -- A       CAPITAL APPRECIATION -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $           0   $           0   $           0  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                    629,141         580,048         593,287         391,515
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (629,141)       (580,048)       (593,287)       (391,515)

Net realized gain (loss)                             (295,419)     (2,751,528)      1,198,124         (70,548)
Unrealized appreciation (depreciation)
    during the period                               3,709,043      12,586,350       1,971,271       6,592,133
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         2,784,483       9,254,774       2,576,108       6,130,070

Changes from principal transactions:
       Purchase payments                              449,986         889,795       4,113,795       9,331,010
       Transfers between sub-accounts
           and the Company                         (1,929,649)      1,001,664      (2,397,528)      6,950,821
       Withdrawals                                 (2,984,327)     (2,024,517)     (1,047,192)       (540,253)
       Annual contract fee                           (113,007)       (116,413)       (130,924)        (66,944)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (4,576,997)       (249,471)        538,151      15,674,634
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        (1,792,514)      9,005,303       3,114,259      21,804,704

Contract owners' equity at
    beginning of period                            42,404,216      33,398,913      34,921,858      13,117,154
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  40,611,702   $  42,404,216   $  38,036,117  $   34,921,858
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                    HEALTH SCIENCES -- A            HEALTH SCIENCES -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $           0   $           0   $           0  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                  1,253,186         961,366       1,046,157         514,144
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (1,253,186)       (961,366)     (1,046,157)       (514,144)

Net realized gain (loss)                            4,450,756      (1,458,650)      3,785,459         643,211
Unrealized appreciation (depreciation)
    during the period                               5,706,950      19,864,783       4,127,577       8,730,114
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         8,904,520      17,444,767       6,866,879       8,859,181

Changes from principal transactions:
       Purchase payments                            1,107,008       1,321,398      14,034,918      17,961,280
       Transfers between sub-accounts
           and the Company                          3,059,141      10,439,258       2,404,108       9,329,187
       Withdrawals                                 (6,641,092)     (4,086,313)     (2,513,790)     (1,200,623)
       Annual contract fee                           (227,383)       (196,282)       (222,051)        (95,068)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (2,702,326)      7,478,061      13,703,185      25,994,776
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                         6,202,194      24,922,828      20,570,064      34,853,957

Contract owners' equity at
    beginning of period                            73,972,050      49,049,222      50,185,027      15,331,070
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  80,174,244   $  73,972,050   $  70,755,091  $   50,185,027
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                   FINANCIAL SERVICES -- A        FINANCIAL SERVICES -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                     2004            2003           2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     160,720   $      63,885   $     111,385  $       43,865

Expenses:
    Mortality and expense risk
       and administrative charges                     638,961         541,887         603,053         356,061
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (478,241)       (478,002)       (491,668)       (312,196)

Net realized gain (loss)                            1,763,707        (509,791)      2,017,945         245,658
Unrealized appreciation (depreciation)
    during the period                               1,988,504      10,866,427       1,283,729       6,796,237
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         3,273,970       9,878,634       2,810,006       6,729,699

Changes from principal transactions:
       Purchase payments                              525,824         839,814       6,966,887      11,722,821
       Transfers between sub-accounts
           and the Company                         (2,845,958)      2,204,456      (2,654,925)      4,382,699
       Withdrawals                                 (2,716,433)     (2,230,835)     (1,617,395)       (850,259)
       Annual contract fee                           (126,573)       (118,410)       (132,267)        (65,335)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (5,163,140)        695,025       2,562,300      15,189,926
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        (1,889,170)     10,573,659       5,372,306      21,919,625

Contract owners' equity at
    beginning of period                            42,022,538      31,448,879      33,640,142      11,720,517
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  40,133,368   $  42,022,538   $  39,012,448  $   33,640,142
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                 QUANTITATIVE MID CAP -- A        QUANTITATIVE MID CAP -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $           0   $           0   $           0  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                    171,769         115,629         146,152          72,366
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (171,769)       (115,629)       (146,152)        (72,366)

Net realized gain (loss)                            1,186,956        (201,116)        789,979         151,296
Unrealized appreciation (depreciation)
    during the period                                 643,047       2,704,335         721,446       1,405,029
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         1,658,234       2,387,590       1,365,273       1,483,959

Changes from principal transactions:
       Purchase payments                              131,162         123,111       1,758,549       1,717,859
       Transfers between sub-accounts
           and the Company                          3,163,534         973,388       1,503,973       1,574,493
       Withdrawals                                   (931,862)       (778,599)       (351,637)        (82,040)
       Annual contract fee                            (28,349)        (20,690)        (31,950)        (14,007)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions              2,334,485         297,210       2,878,935       3,196,305
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                         3,992,719       2,684,800       4,244,208       4,680,264

Contract owners' equity at
    beginning of period                             9,549,894       6,865,094       6,766,184       2,085,920
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  13,542,613   $   9,549,894   $  11,010,392  $    6,766,184
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                     STRATEGIC GROWTH -- A         STRATEGIC GROWTH -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                     2004           2003             2004          2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $           0   $           0   $           0  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                    760,708         764,632         543,063         368,125
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (760,708)       (764,632)       (543,063)       (368,125)

Net realized gain (loss)                             (731,718)     (3,056,403)      1,308,329         151,170
Unrealized appreciation (depreciation)
    during the period                               3,612,565      14,901,500         749,714       5,322,286
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         2,120,139      11,080,465       1,514,980       5,105,331

Changes from principal transactions:
       Purchase payments                              745,134         948,009       3,794,061       9,508,896
       Transfers between sub-accounts
           and the Company                         (4,850,027)     (3,851,663)     (1,185,452)      4,971,784
       Withdrawals                                 (4,145,026)     (2,990,413)     (1,022,347)       (635,149)
       Annual contract fee                           (127,537)       (157,941)       (112,193)        (59,379)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (8,377,456)     (6,052,008)      1,474,069      13,786,152
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        (6,257,317)      5,028,457       2,989,049      18,891,483

Contract owners' equity at
    beginning of period                            53,518,186      48,489,729      31,746,699      12,855,216
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  47,260,869   $  53,518,186   $  34,735,748  $   31,746,699
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                    ALL CAP VALUE -- A               ALL CAP VALUE -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     202,000   $      23,479   $     127,064  $       13,958

Expenses:
    Mortality and expense risk
        and administrative charges                    938,569         584,632         805,062         271,501
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (736,569)       (561,153)       (677,998)       (257,543)

Net realized gain (loss)                            3,833,375        (952,588)      2,255,146         279,251
Unrealized appreciation (depreciation)
    during the period                               5,030,035      13,529,847       5,397,988       5,462,578
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         8,126,841      12,016,106       6,975,136       5,484,286

Changes from principal transactions:
       Purchase payments                              564,956         692,938      12,784,342      12,880,161
       Transfers between sub-accounts
           and the Company                         10,202,667      18,186,083       8,124,436       9,610,799
       Withdrawals                                 (5,672,831)     (2,270,646)     (1,583,587)       (403,998)
       Annual contract fee                           (140,204)       (101,719)       (157,271)        (40,099)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions              4,954,588      16,506,656      19,167,920      22,046,863
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        13,081,429      28,522,762      26,143,056      27,531,149

Contract owners' equity at
    beginning of period                            54,842,568      26,319,806      34,137,963       6,606,814
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  67,923,997   $  54,842,568   $  60,281,019  $   34,137,963
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                   STRATEGIC VALUE -- A (5)        STRATEGIC VALUE -- B (5)
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                     2004           2003             2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     121,703   $       4,925   $      68,178  $        8,226

Expenses:
    Mortality and expense risk
        and administrative charges                    512,301         455,388         363,236         173,850
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (390,598)       (450,463)       (295,058)       (165,624)

Net realized gain (loss)                            1,005,999      (1,814,571)      1,153,346         104,033
Unrealized appreciation (depreciation)
    during the period                               4,311,151       9,379,994       2,516,046       2,864,459
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         4,926,552       7,114,960       3,374,334       2,802,868

Changes from principal transactions:
       Purchase payments                              560,601         521,532       4,837,196       6,736,116
       Transfers between sub-accounts
           and the Company                           (493,169)     (1,229,550)        397,129       3,007,566
       Withdrawals                                 (2,861,233)     (1,892,278)       (760,147)       (348,924)
       Annual contract fee                            (84,499)        (82,756)        (71,163)        (25,866)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (2,878,300)     (2,683,052)      4,403,015       9,368,892
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                         2,048,252       4,431,908       7,777,349      12,171,760

Contract owners' equity at
    beginning of period                            32,780,038      28,348,130      17,659,422       5,487,662
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  34,828,290   $  32,780,038   $  25,436,771  $   17,659,422
                                                =============   =============   =============  ==============

(5) Effective May 5, 2003, the Capital Opportunities Sub-Account was renamed Strategic Value through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                      UTILITIES -- A                  UTILITIES -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     278,224   $     247,136   $     211,206  $      128,999

Expenses:
    Mortality and expense risk
        and administrative charges                    455,147         324,938         413,799         199,884
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (176,923)        (77,802)       (202,593)        (70,885)

Net realized gain (loss)                            2,091,122      (1,317,354)      2,299,011         367,856
Unrealized appreciation (depreciation)
    during the period                               6,028,961       7,314,767       4,746,435       3,282,996
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         7,943,160       5,919,611       6,842,853       3,579,967

Changes from principal transactions:
       Purchase payments                              406,817         426,946       3,857,459       6,203,408
       Transfers between sub-accounts
           and the Company                          8,643,040       4,201,136       5,956,440       3,657,964
       Withdrawals                                 (2,757,337)     (1,465,927)     (1,229,533)       (466,709)
       Annual contract fee                            (80,021)        (65,973)        (85,998)        (33,134)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions              6,212,499       3,096,182       8,498,368       9,361,529
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        14,155,659       9,015,793      15,341,221      12,941,496

Contract owners' equity at
    beginning of period                            25,943,076      16,927,283      19,355,929       6,414,433
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  40,098,735   $  25,943,076   $  34,697,150  $   19,355,929
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                     MID CAP VALUE -- A             MID CAP VALUE -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                     2004             2003           2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $   1,005,199   $     645,184   $     718,861  $      325,494

Expenses:
    Mortality and expense risk
        and administrative charges                  3,071,940       2,427,501       2,880,021       1,499,562
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (2,066,741)     (1,782,317)     (2,161,160)     (1,174,068)

Net realized gain (loss)                            7,461,969      (1,054,952)      5,186,135         (14,469)
Unrealized appreciation (depreciation)
    during the period                              37,094,518      37,796,326      34,103,063      25,380,175
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        42,489,746      34,959,057      37,128,038      24,191,638

Changes from principal transactions:
       Purchase payments                            2,452,268       2,814,991      35,829,240      41,790,569
       Transfers between sub-accounts
           and the Company                         23,583,219       4,670,013      13,165,405      21,050,185
       Withdrawals                                (14,997,043)    (10,586,118)     (5,162,170)     (2,195,856)
       Annual contract fee                           (488,786)       (434,210)       (565,244)       (252,604)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             10,549,658      (3,535,324)     43,267,231      60,392,294
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        53,039,404      31,423,733      80,395,269      84,583,932

Contract owners' equity at
    beginning of period                           185,353,034     153,929,301     139,572,333      54,988,401
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 238,392,438   $ 185,353,034   $ 219,967,602  $  139,572,333
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                    FUNDAMENTAL VALUE -- A          FUNDAMENTAL VALUE -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003             2004           2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     835,367   $     388,045   $     574,768  $      191,218

Expenses:
    Mortality and expense risk
        and administrative charges                  2,649,054       2,169,424       2,336,911       1,214,416
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (1,813,687)     (1,781,379)     (1,762,143)     (1,023,198)

Net realized gain (loss)                            4,217,110      (1,927,958)      3,014,294          (9,405)
Unrealized appreciation (depreciation)
    during the period                              14,223,644      39,018,924      12,775,128      22,000,548
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        16,627,067      35,309,587      14,027,279      20,967,945

Changes from principal transactions:
       Purchase payments                            2,217,280       2,181,585      43,304,980      38,328,455
       Transfers between sub-accounts
           and the Company                         15,030,554       3,561,062       8,947,635      14,687,309
       Withdrawals                                (14,768,577)     (8,343,054)     (4,226,756)     (1,907,379)
       Annual contract fee                           (412,560)       (389,822)       (438,201)       (188,387)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions              2,066,697      (2,990,229)     47,587,658      50,919,998
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        18,693,764      32,319,358      61,614,937      71,887,943

Contract owners' equity at
    beginning of period                           162,347,218     130,027,860     114,785,250      42,897,307
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 181,040,982   $ 162,347,218   $ 176,400,187  $  114,785,250
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                     SUB-ACCOUNT
                                              ------------------------------------------------------------
                                                EMERGING GROWTH -- B (6)       NATURAL RESOURCES -- B (6)
                                              ----------------------------    ----------------------------
                                                 YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2004            2003            2004           2003
                                              ------------    ------------    ------------    ------------
Income:
   Dividends                                  $    108,092    $    142,984    $    931,602    $          0

Expenses:
    Mortality and expense risk
        and administrative charges                  96,933          16,125         917,231         100,168
                                              ------------    ------------    ------------    ------------

Net investment income (loss)                        11,159         126,859          14,371        (100,168)

Net realized gain (loss)                          (217,849)        105,984       3,997,883         (39,430)
Unrealized appreciation (depreciation)
    during the period                              485,408          11,456       8,831,407       4,015,494
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations        278,718         244,299      12,843,661       3,875,896

Changes from principal transactions:
       Purchase payments                         1,702,149         369,045       9,736,579       2,845,009
       Transfers between sub-accounts
           and the Company                       2,764,967       3,220,842      37,230,969      20,428,744
       Withdrawals                                (455,232)        (74,499)     (2,490,358)       (163,518)
       Annual contract fee                         (11,891)         (1,848)       (149,425)        (19,592)
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           3,999,993       3,513,540      44,327,765      23,090,643
                                              ------------    ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                      4,278,711       3,757,839      57,171,426      26,966,539

Contract owners' equity at
    beginning of period                          3,757,839               0      26,966,539               0
                                              ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                             $  8,036,550    $  3,757,839    $ 84,137,965    $ 26,966,539
                                              ============    ============    ============    ============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                              -------------------------------------------------------------
                                                  MID CAP CORE -- B (6)       QUANTITATIVE ALL CAP -- B (6)
                                              ----------------------------    -----------------------------
                                                 YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2004            2003            2004            2003
                                              ------------    ------------    ------------    -------------
Income:
   Dividends                                  $    213,536    $          0    $     34,331    $     18,720

Expenses:
    Mortality and expense risk
        and administrative charges                 450,362          79,017          17,767           2,425
                                              ------------    ------------    ------------    ------------

Net investment income (loss)                      (236,826)        (79,017)         16,564          16,295

Net realized gain (loss)                           917,421          67,427          30,012           2,885
Unrealized appreciation (depreciation)
    during the period                            2,564,407       1,250,903         141,211          34,228
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations      3,245,002       1,239,313         187,787          53,408

Changes from principal transactions:
       Purchase payments                         6,264,382       5,562,903         203,303         153,321
       Transfers between sub-accounts
           and the Company                      12,442,036       9,576,115       1,225,039         382,863
       Withdrawals                              (1,757,434)       (104,001)        (47,227)         (3,969)
       Annual contract fee                         (72,813)         (5,446)         (2,186)           (577)
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions          16,876,171      15,029,571       1,378,929         531,638
                                              ------------    ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                     20,121,173      16,268,884       1,566,716         585,046

Contract owners' equity at
    beginning of period                         16,268,884               0         585,046               0
                                              ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                             $ 36,390,057    $ 16,268,884    $  2,151,762    $    585,046
                                              ============    ============    ============    ============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                              ----------------------------------------------------------------
                                                LARGE CAP VALUE -- B (6)      SMALL CAP OPPORTUNITIES -- B (6)
                                              ----------------------------    --------------------------------
                                                YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004            2003            2004                2003
                                              ------------    ------------    ------------       -------------
Income:
   Dividends                                  $    323,725    $    103,898    $    198,681       $          0

Expenses:
    Mortality and expense risk
        and administrative charges                 288,709          27,668         254,440             41,800
                                              ------------    ------------    ------------       ------------

Net investment income (loss)                        35,016          76,230         (55,759)           (41,800)

Net realized gain (loss)                           851,713         127,349       1,530,447            136,794
Unrealized appreciation (depreciation)
    during the period                            2,978,312         385,662       2,707,759          1,168,010
                                              ------------    ------------    ------------       ------------

Net increase (decrease) in
    contract owners' equity from operations      3,865,041         589,241       4,182,447          1,263,004

Changes from principal transactions:
       Purchase payments                         3,781,904       1,798,507       3,660,766          1,655,553
       Transfers between sub-accounts
           and the Company                      22,897,037       3,342,621       9,786,429         12,264,906

       Withdrawals                                (901,925)       (100,982)     (1,429,853)          (275,117)

       Annual contract fee                         (42,261)         (1,640)        (39,657)            (4,071)
                                              ------------    ------------    ------------       ------------

Net increase (decrease) in contract owners'
    equity from principal transactions          25,734,755       5,038,506      11,977,685         13,641,271
                                              ------------    ------------    ------------       ------------

Total increase (decrease) in
    contract owners' equity                     29,599,796       5,627,747      16,160,132         14,904,275

Contract owners' equity at
    beginning of period                          5,627,747               0      14,904,275                  0
                                              ------------    ------------    ------------       ------------

Contract owners' equity at
    end of period                             $ 35,227,543    $  5,627,747    $ 31,064,407       $ 14,904,275
                                              ============    ============    ============       ============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                  SPECIAL VALUE -- B (6)           REAL RETURN BOND -- B (6)
                                              -------------------------------   -------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004             2003             2004             2003
                                              --------------   --------------   --------------   --------------
Income:
   Dividends                                  $      44,733    $           0    $   1,786,517    $           0

Expenses:
    Mortality and expense risk
        and administrative charges                   66,489            7,926        1,686,038          364,643
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                        (21,756)          (7,926)         100,479         (364,643)

Net realized gain (loss)                            248,341           41,053        2,487,002           63,547
Unrealized appreciation (depreciation)
    during the period                               548,742          139,576        4,607,981        1,745,883
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations         775,327          172,703        7,195,462        1,444,787

Changes from principal transactions:
       Purchase payments                          1,242,867          704,152       29,574,986       24,432,931
       Transfers between sub-accounts
           and the Company                        3,341,832        1,041,069       32,178,848       40,668,125

       Withdrawals                                 (209,693)         (12,188)      (6,898,604)      (2,560,774)

       Annual contract fee                           (8,586)            (267)        (209,608)         (27,365)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions            4,366,420        1,732,766       54,645,622       62,512,917
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                       5,141,747        1,905,469       61,841,084       63,957,704

Contract owners' equity at
    beginning of period                           1,905,469                0       63,957,704                0
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $   7,047,216    $   1,905,469    $ 125,798,788    $  63,957,704
                                              =============    =============    =============    =============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                              GREAT COMPANIES AMERICA -- B (7)  AMERICAN INTERNATIONAL -- B (6)
                                              --------------------------------  -------------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                  2004             2003             2004             2003
                                              --------------   --------------   --------------   --------------
Income:
   Dividends                                  $         128    $         357    $   2,552,908    $           0

Expenses:
    Mortality and expense risk
        and administrative charges                    8,268            1,678        2,511,764          238,776
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                         (8,140)          (1,321)          41,144         (238,776)

Net realized gain (loss)                             12,376             (117)       2,749,547          277,345
Unrealized appreciation (depreciation)
    during the period                               (21,453)          28,742       29,268,555        6,430,489
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations         (17,217)          27,304       32,059,246        6,469,058

Changes from principal transactions:
       Purchase payments                            228,714          123,703      133,441,632       18,967,915
       Transfers between sub-accounts
           and the Company                         (465,909)         403,501       63,751,020       36,919,247
       Withdrawals                                   (5,742)            (942)      (5,943,755)        (471,183)
       Annual contract fee                           (1,153)             (11)        (271,571)         (25,985)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (244,090)         526,251      190,977,326       55,389,994
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                        (261,307)         553,555      223,036,572       61,859,052

Contract owners' equity at
    beginning of period                             553,555                0       61,859,052                0
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $     292,248    $     553,555    $ 284,895,624    $  61,859,052
                                              =============    =============    =============    =============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

(7) Commencement of Operations, August 4, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                              ----------------------------------------------------------------
                                                                                 AMERICAN BLUE-CHIP INCOME &
                                                 AMERICAN GROWTH -- B (6)              GROWTH -- B (6)
                                              -------------------------------   ------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2004            2003              2004            2003
                                              --------------   --------------   --------------   -------------
Income:
   Dividends                                  $     125,723    $           0    $           0    $           0

Expenses:
    Mortality and expense risk
        and administrative charges                7,192,510        1,226,974        2,078,694          401,381
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                     (7,066,787)      (1,226,974)      (2,078,694)        (401,381)

Net realized gain (loss)                          4,338,195        1,055,338        2,220,728          187,010
Unrealized appreciation (depreciation)
    during the period                            55,737,678       21,725,459       10,250,901        7,848,093
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations      53,009,086       21,553,823       10,392,935        7,633,722

Changes from principal transactions:
       Purchase payments                        249,550,503       84,913,379       38,257,278       32,474,388
       Transfers between sub-accounts
           and the Company                      119,023,264      153,640,282       36,164,455       45,069,335
       Withdrawals                              (19,297,635)      (3,702,341)      (5,814,192)      (1,087,378)
       Annual contract fee                         (941,049)        (116,820)        (310,289)         (33,403)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          348,335,083      234,734,500       68,297,252       76,422,942
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                     401,344,169      256,288,323       78,690,187       84,056,664

Contract owners' equity at
    beginning of period                         256,288,323                0       84,056,664                0
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 657,632,492    $ 256,288,323    $ 162,746,851    $  84,056,664
                                              =============    =============    =============    =============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                          SUB-ACCOUNT
                                               -------------------------------
                                               AMERICAN GROWTH-INCOME -- B (6)
                                               -------------------------------
                                                   YEAR ENDED DECEMBER 31
                                                   2004              2003
                                               --------------    -------------
Income:
   Dividends                                   $   1,336,752     $           0

Expenses:
    Mortality and expense risk
        and administrative charges                 5,338,639           765,234
                                               -------------     -------------

Net investment income (loss)                      (4,001,887)         (765,234)

Net realized gain (loss)                           3,111,062           536,621
Unrealized appreciation (depreciation)
    during the period                             34,160,174        15,411,163
                                               -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations       33,269,349        15,182,550

Changes from principal transactions:
       Purchase payments                         224,982,869        55,196,479
       Transfers between sub-accounts
           and the Company                       103,175,774       104,478,892
       Withdrawals                               (15,068,181)       (1,959,251)
       Annual contract fee                          (643,920)          (58,158)
                                               -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions           312,446,542       157,657,962
                                               -------------     -------------

Total increase (decrease) in
    contract owners' equity                      345,715,891       172,840,512

Contract owners' equity at
    beginning of period                          172,840,512                 0
                                               -------------     -------------

Contract owners' equity at
    end of period                              $ 518,556,403     $ 172,840,512
                                               =============     =============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                              -----------------------------------------------------------------------
                                                 AMERICAN        PIMCO VIT ALL
                                              CENTURY - SMALL   ASSET PORTFOLIO
                                                 COMPANY (8)          (8)         CORE EQUITY (8)   CLASSIC VALUE (8)
                                              ---------------   ---------------   ---------------   -----------------
                                                YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                DECEMBER 31       DECEMBER 31       DECEMBER 31        DECEMBER 31
                                                    2004             2004               2004              2004
                                              ---------------   ---------------   ---------------   -----------------
Income:
   Dividends                                   $          0      $    430,485      $          0       $     36,270

Expenses:
    Mortality and expense risk
        and administrative charges                   18,517            75,683           131,976             36,534
                                               ------------      ------------      ------------       ------------

Net investment income (loss)                        (18,517)          354,802          (131,976)              (264)

Net realized gain (loss)                             94,367           682,492           171,903             25,272
Unrealized appreciation (depreciation)
    during the period                               444,391           271,174         2,982,548            547,038
                                               ------------      ------------      ------------       ------------

Net increase (decrease) in
    contract owners' equity from operations         520,241         1,308,468         3,022,475            572,046

Changes from principal transactions:
       Purchase payments                          1,265,801           844,922        15,628,797          2,770,577
       Transfers between sub-accounts
           and the Company                        5,039,644        14,024,536         9,140,082          4,276,918
       Withdrawals                                  (35,661)         (213,837)         (463,958)           (53,812)
       Annual contract fee                           (2,108)          (13,007)           (6,966)            (2,857)
                                               ------------      ------------      ------------       ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            6,267,676        14,642,614        24,297,955          6,990,826
                                               ------------      ------------      ------------       ------------

Total increase (decrease) in
    contract owners' equity                       6,787,917        15,951,082        27,320,430          7,562,872

Contract owners' equity at
    beginning of period                                   0                 0                 0                  0
                                               ------------      ------------      ------------       ------------

Contract owners' equity at
    end of period                              $  6,787,917      $ 15,951,082      $ 27,320,430       $  7,562,872
                                               ============      ============      ============       ============

(8) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                              ------------------------------------------------------------------
                                                                US GLOBAL                          JOHN HANCOCK
                                              QUANTITATIVE    LEADERS GROWTH   STRATEGIC INCOME    VST INT'L EQ
                                                VALUE (8)           (8)              (8)          INDEX -- A (8)
                                              ------------------------------   ---------------------------------
                                               YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
                                               DECEMBER 31     DECEMBER 31       DECEMBER 31        DECEMBER 31
                                                  2004             2004              2004              2004
                                              -------------   --------------   ----------------   --------------
Income:
   Dividends                                  $          0     $     12,977      $     99,905      $     85,506

Expenses:
    Mortality and expense risk
         and administrative charges                  2,345           14,349            28,888           167,160
                                              ------------     ------------      ------------      ------------

Net investment income (loss)                        (2,345)          (1,372)           71,017           (81,654)

Net realized gain (loss)                            35,701            1,131            47,392           474,502
Unrealized appreciation (depreciation)
    during the period                               43,775          165,399           130,294         3,077,799
                                              ------------     ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations         77,131          165,158           248,703         3,470,647

Changes from principal transactions:
       Purchase payments                           114,735        2,378,939         4,035,402            54,970
       Transfers between sub-accounts
           and the Company                         320,188          944,315         2,687,727        20,474,102
       Withdrawals                                  (8,563)         (61,481)          (36,048)         (779,850)
       Annual contract fee                            (201)            (756)           (1,636)          (22,733)
                                              ------------     ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             426,159        3,261,017         6,685,445        19,726,489
                                              ------------     ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        503,290        3,426,175         6,934,148        23,197,136

Contract owners' equity at
    beginning of period                                  0                0                 0                 0
                                              ------------     ------------      ------------      ------------

Contract owners' equity at
    end of period                             $    503,290     $  3,426,175      $  6,934,148      $ 23,197,136
                                              ============     ============      ============      ============

(8) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                 SUB-ACCOUNT
                                              -------------------
                                               JOHN HANCOCK VST
                                              INT'L EQ INDEX -- B
                                                      (8)
                                              -------------------
                                                  YEAR ENDED
                                                 DECEMBER 31
                                                     2004
                                              -------------------
Income:
   Dividends                                      $     79,240

Expenses:
    Mortality and expense risk
        and administrative charges                     183,669
                                                  ------------

Net investment income (loss)                          (104,429)

Net realized gain (loss)                               288,986
Unrealized appreciation (depreciation)
    during the period                                3,075,588
                                                  ------------

Net increase (decrease) in
    contract owners' equity from operations          3,260,145

Changes from principal transactions:
       Purchase payments                             1,083,237
       Transfers between sub-accounts
           and the Company                          19,360,296
       Withdrawals                                    (415,448)
       Annual contract fee                             (43,169)
                                                  ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              19,984,916
                                                  ------------

Total increase (decrease) in
    contract owners' equity                         23,245,061

Contract owners' equity at
    beginning of period                                      0
                                                  ------------

Contract owners' equity at
    end of period                                 $ 23,245,061
                                                  ============

(8) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                              ---------------------------------------------------------------
                                              SCUDDER 21ST CENTURY GROWTH -- B   SCUDDER CAPITAL GROWTH -- B
                                              --------------------------------   ----------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                  2004                2003           2004            2003
                                              -------------      -------------   -------------   -------------
Income:
   Dividends                                  $          0       $          0    $     28,113    $      7,339

Expenses:
    Mortality and expense risk
        and administrative charges                 107,310             37,407         253,766          97,403
                                              ------------       ------------    ------------    ------------

Net investment income (loss)                      (107,310)           (37,407)       (225,653)        (90,064)

Net realized gain (loss)                           509,866             30,907         345,730         124,638
Unrealized appreciation (depreciation)
    during the period                              127,108            616,509         829,980       1,505,160
                                              ------------       ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations        529,664            610,009         950,057       1,539,734

Changes from principal transactions:
       Purchase payments                         2,505,065          3,974,639       4,885,352       8,870,372
       Transfers between sub-accounts
           and the Company                      (1,463,638)           623,174          45,286       2,324,137
       Withdrawals                                (205,081)           (29,223)       (380,396)        (91,812)
       Annual contract fee                         (28,464)              (784)        (64,506)         (4,164)
                                              ------------       ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             807,882          4,567,806       4,485,736      11,098,533
                                              ------------       ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                      1,337,546          5,177,815       5,435,793      12,638,267

Contract owners' equity at
    beginning of period                          5,338,000            160,185      13,098,059         459,792
                                              ------------       ------------    ------------    ------------

Contract owners' equity at
    end of period                             $  6,675,546       $  5,338,000    $ 18,533,852    $ 13,098,059
                                              ============       ============    ============    ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              ----------------------------------------------------------------
                                              SCUDDER GLOBAL DISCOVERY -- B   SCUDDER GROWTH & INCOME -- B (9)
                                              ------------------------------  --------------------------------
                                                  YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2004            2003            2004                2003
                                              -------------   -------------   -------------      -------------
Income:
   Dividends                                  $          0    $          0    $     62,924       $     16,881

Expenses:
    Mortality and expense risk
        and administrative charges                 167,550          48,222         210,844             65,746
                                              ------------    ------------    ------------       ------------

Net investment income (loss)                      (167,550)        (48,222)       (147,920)           (48,865)

Net realized gain (loss)                           507,883         103,107         612,056             56,386
Unrealized appreciation (depreciation)
    during the period                            2,009,161       1,354,585         732,776          1,069,082
                                              ------------    ------------    ------------       ------------

Net increase (decrease) in
    contract owners' equity from operations      2,349,494       1,409,470       1,196,912          1,076,603

Changes from principal transactions:
       Purchase payments                         4,977,590       4,559,252       7,270,081          6,473,874
       Transfers between sub-accounts
           and the Company                         360,472         404,465         (98,397)         1,174,527
       Withdrawals                                (221,275)        (28,218)       (537,434)          (166,362)
       Annual contract fee                         (32,897)         (1,169)        (42,433)            (2,129)
                                              ------------    ------------    ------------       ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           5,083,890       4,934,330       6,591,817          7,479,910
                                              ------------    ------------    ------------       ------------

Total increase (decrease) in
    contract owners' equity                      7,433,384       6,343,800       7,788,729          8,556,513

Contract owners' equity at
    beginning of period                          6,486,947         143,147       8,843,843            287,330
                                              ------------    ------------    ------------       ------------

Contract owners' equity at
    end of period                             $ 13,920,331    $  6,486,947    $ 16,632,572       $  8,843,843
                                              ============    ============    ============       ============

(9) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                              ----------------------------------------------------------------
                                              SCUDDER HEALTH SCIENCES -- B       SCUDDER INTERNATIONAL -- B
                                              ------------------------------  --------------------------------
                                                 YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004             2003           2004               2003
                                              -------------   --------------  -------------      -------------
Income:
   Dividends                                  $          0    $          0    $    174,736       $     16,072

Expenses:
    Mortality and expense risk
        and administrative charges                 193,970          69,333         318,711             78,941
                                              ------------    ------------    ------------       ------------

Net investment income (loss)                      (193,970)        (69,333)       (143,975)           (62,869)

Net realized gain (loss)                           368,896          84,219         615,119             98,307
Unrealized appreciation (depreciation)
    during the period                              710,178       1,228,592       2,810,889          1,740,709
                                              ------------    ------------    ------------       ------------

Net increase (decrease) in
    contract owners' equity from operations        885,104       1,243,478       3,282,033          1,776,147

Changes from principal transactions:
       Purchase payments                         4,075,937       6,327,323      12,104,886          7,606,439
       Transfers between sub-accounts
           and the Company                         795,838       1,484,499         390,623          1,458,731
       Withdrawals                                (485,947)        (54,355)       (533,058)           (63,473)
       Annual contract fee                         (46,494)         (2,639)        (54,893)            (4,223)
                                              ------------    ------------    ------------       ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           4,339,334       7,754,828      11,907,558          8,997,474
                                              ------------    ------------    ------------       ------------

Total increase (decrease) in
    contract owners' equity                      5,224,438       8,998,306      15,189,591         10,773,621

Contract owners' equity at
    beginning of period                          9,317,711         319,405      11,323,108            549,487
                                              ------------    ------------    ------------       ------------

Contract owners' equity at
    end of period                             $ 14,542,149    $  9,317,711    $ 26,512,699       $ 11,323,108
                                              ============    ============    ============       ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                              ------------------------------------------------------------
                                              SCUDDER AGGRESSIVE GROWTH -- B     SCUDDER BLUE CHIP -- B
                                              ------------------------------  ----------------------------
                                                  YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                  2004            2003            2004            2003
                                              -------------   --------------  -------------   ------------
Income:
   Dividends                                  $          0    $          0    $     45,814    $      7,370

Expenses:
    Mortality and expense risk
        and administrative charges                  56,584          18,078         323,282          96,061
                                              ------------    ------------    ------------    ------------

Net investment income (loss)                       (56,584)        (18,078)       (277,468)        (88,691)

Net realized gain (loss)                            66,318          52,984         432,663          37,791
Unrealized appreciation (depreciation)
    during the period                               66,385         275,563       2,697,457       1,889,347
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations         76,119         310,469       2,852,652       1,838,447

Changes from principal transactions:
       Purchase payments                         1,153,148       1,996,764       8,298,381       9,843,338
       Transfers between sub-accounts
           and the Company                          78,447         547,464       1,738,122       2,010,274
       Withdrawals                                (101,818)       (135,790)       (921,458)       (126,333)
       Annual contract fee                         (13,039)           (656)        (71,079)         (3,121)
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           1,116,738       2,407,782       9,043,966      11,724,158
                                              ------------    ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                      1,192,857       2,718,251      11,896,618      13,562,605

Contract owners' equity at
    beginning of period                          2,799,825          81,574      13,944,698         382,093
                                              ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                             $  3,992,682    $  2,799,825    $ 25,841,316    $ 13,944,698
                                              ============    ============    ============    ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                   SUB-ACCOUNT
                                              -------------------------------------------------------------
                                                                                    SCUDDER GLOBAL
                                              SCUDDER CONTARIAN VALUE -- B           BLUE CHIP -- B
                                              -----------------------------   -----------------------------
                                                 YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2004             2003           2004            2003
                                              -------------   -------------   -------------   -------------
Income:
   Dividends                                  $    232,257    $     34,131    $     44,075    $      1,196

Expenses:
    Mortality and expense risk
        and administrative charges                 385,425          91,411         103,869          37,524
                                              ------------    ------------    ------------    ------------

Net investment income (loss)                      (153,168)        (57,280)        (59,794)        (36,328)

Net realized gain (loss)                           777,571          45,722         120,964          38,636
Unrealized appreciation (depreciation)
    during the period                            1,473,172       2,006,988         816,533         850,060
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations      2,097,575       1,995,430         877,703         852,368

Changes from principal transactions:
       Purchase payments                        12,368,223      10,030,068       1,860,472       3,297,999
       Transfers between sub-accounts
           and the Company                         344,313       2,060,724         332,234         709,168
       Withdrawals                                (571,449)        (71,670)       (180,335)        (13,651)
       Annual contract fee                         (77,208)         (3,939)        (24,001)         (2,027)
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions          12,063,879      12,015,183       1,988,370       3,991,489
                                              ------------    ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                     14,161,454      14,010,613       2,866,073       4,843,857

Contract owners' equity at
    beginning of period                         14,514,037         503,424       5,041,675         197,818
                                              ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                             $ 28,675,491    $ 14,514,037    $  7,907,748    $  5,041,675
                                              ============    ============    ============    ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                              ------------------------------------------------------------
                                                   SCUDDER GOVERNMENT
                                                    SECURITIES -- B                SCUDDER GROWTH -- B
                                              -----------------------------   ----------------------------
                                                 YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2004            2003            2004            2003
                                              -------------   -------------   -------------   ------------
Income:
   Dividends                                  $  1,177,696    $  1,261,601    $          0    $          0

Expenses:
    Mortality and expense risk
        and administrative charges                 616,347         521,000         151,202          43,126
                                              ------------    ------------    ------------    ------------

Net investment income (loss)                       561,349         740,601        (151,202)        (43,126)

Net realized gain (loss)                          (117,323)     (1,231,172)        139,229          63,678
Unrealized appreciation (depreciation)
    during the period                              168,510         211,648         391,912         568,062
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations        612,536        (278,923)        379,939         588,614

Changes from principal transactions:
       Purchase payments                         7,004,837      52,857,709       5,568,543       4,277,919
       Transfers between sub-accounts
           and the Company                         262,369     (20,275,878)        400,364         926,239
       Withdrawals                              (1,612,983)       (666,270)       (247,311)        (58,962)
       Annual contract fee                        (126,552)        (16,454)        (27,828)         (1,261)
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           5,527,671      31,899,107       5,693,768       5,143,935
                                              ------------    ------------    ------------    ------------
Total increase (decrease) in
    contract owners' equity                      6,140,207      31,620,184       6,073,707       5,732,549

Contract owners' equity at
    beginning of period                         34,318,343       2,698,159       5,862,383         129,834
                                              ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                             $ 40,458,550    $ 34,318,343    $ 11,936,090    $  5,862,383
                                              ============    ============    ============    ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                              -------------------------------------------------------------
                                                                                SCUDDER INTERNATIONAL
                                                 SCUDDER HIGH INCOME -- B         SELECT EQUITY -- B
                                              -----------------------------   -----------------------------
                                                  YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                  2004             2003           2004            2003
                                              -------------   -------------   -------------   -------------
Income:
   Dividends                                  $  2,476,818    $    455,085    $    129,318    $     30,648

Expenses:
    Mortality and expense risk
        and administrative charges                 604,544         250,416         359,075         110,936
                                              ------------    ------------    ------------    ------------

Net investment income (loss)                     1,872,274         204,669        (229,757)        (80,288)

Net realized gain (loss)                           649,461         117,137         644,246          73,567
Unrealized appreciation (depreciation)
    during the period                            1,361,997       2,632,668       3,439,982       2,822,552
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations      3,883,732       2,954,474       3,854,471       2,815,831

Changes from principal transactions:
       Purchase payments                        10,489,592      23,029,226       9,521,715       9,285,579
       Transfers between sub-accounts
           and the Company                      (1,327,682)      4,799,086         998,244       2,425,599
       Withdrawals                              (1,136,036)       (233,289)       (338,309)        (71,781)
       Annual contract fee                        (130,163)        (10,691)        (76,485)         (2,911)
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           7,895,711      27,584,332      10,105,165      11,636,486
                                              ------------    ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                     11,779,443      30,538,806      13,959,636      14,452,317

Contract owners' equity at
    beginning of period                         31,510,877         972,071      14,774,360         322,043
                                              ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                             $ 43,290,320    $ 31,510,877    $ 28,733,996    $ 14,774,360
                                              ============    ============    ============    ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                              --------------------------------------------------------------
                                              SCUDDER FIXED INCOME -- B (10)     SCUDDER MONEY MARKET -- B
                                              ------------------------------   -----------------------------
                                                  YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2004             2003            2004            2003
                                              -------------   --------------   -------------   -------------
Income:
   Dividends                                  $  2,363,345    $    344,198     $    202,540    $     75,259

Expenses:
    Mortality and expense risk
        and administrative charges                 912,842         380,272          653,492         484,115
                                              ------------    ------------     ------------    ------------

Net investment income (loss)                     1,450,503         (36,074)        (450,952)       (408,856)

Net realized gain (loss)                               928           4,771            2,994           1,383
Unrealized appreciation (depreciation)
    during the period                               60,728         549,260                0               0
                                              ------------    ------------     ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations      1,512,159         517,957         (447,958)       (407,473)

Changes from principal transactions:
       Purchase payments                        29,920,612      31,539,327       22,094,070      60,730,019
       Transfers between sub-accounts
           and the Company                      (1,820,502)      6,756,798      (27,242,627)    (15,303,115)
       Withdrawals                              (1,555,335)       (616,287)     (10,634,315)     (1,330,740)
       Annual contract fee                        (177,258)        (17,240)         (87,502)         (9,308)
                                              ------------    ------------     ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions          26,367,517      37,662,598      (15,870,374)     44,086,856
                                              ------------    ------------     ------------    ------------

Total increase (decrease) in
    contract owners' equity                     27,879,676      38,180,555      (16,318,332)     43,679,383

Contract owners' equity at
    beginning of period                         39,706,413       1,525,858       46,360,033       2,680,650
                                              ------------    ------------     ------------    ------------

Contract owners' equity at
    end of period                             $ 67,586,089    $ 39,706,413     $ 30,041,701    $ 46,360,033
                                              ============    ============     ============    ============

(10) On May 1, 2003, the Scudder Investment Grade Bond sub-account was renamed Scudder Fixed Income through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              ---------------------------------------------------------------
                                              SCUDDER SMALL CAP GROWTH -- B    SCUDDER TECHNOLOGY GROWTH -- B
                                              -----------------------------   -------------------------------
                                                  YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2004            2003             2004           2003
                                              -------------   -------------   -------------     -------------
Income:
   Dividends                                  $          0    $          0    $          0      $          0

Expenses:
    Mortality and expense risk
        and administrative charges                 282,315          90,894         169,703            61,174
                                              ------------    ------------    ------------      ------------

Net investment income (loss)                      (282,315)        (90,894)       (169,703)          (61,174)

Net realized gain (loss)                           335,479          73,069         375,366            95,668
Unrealized appreciation (depreciation)
    during the period                            1,548,456       1,471,851        (171,173)        1,432,834
                                              ------------    ------------    ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations      1,601,620       1,454,026          34,490         1,467,328

Changes from principal transactions:
       Purchase payments                         6,603,068       9,131,012       3,180,062         5,686,008
       Transfers between sub-accounts
           and the Company                         677,029       2,073,924         557,255         1,336,126
       Withdrawals                                (463,704)        (76,098)       (415,470)          (57,904)
       Annual contract fee                         (64,516)         (3,453)        (39,788)           (2,662)
                                              ------------    ------------    ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           6,751,877      11,125,385       3,282,059         6,961,568
                                              ------------    ------------    ------------      ------------

Total increase (decrease) in
    contract owners' equity                      8,353,497      12,579,411       3,316,549         8,428,896

Contract owners' equity at
    beginning of period                         13,028,627         449,216       8,737,053           308,157
                                              ------------    ------------    ------------      ------------

Contract owners' equity at
    end of period                             $ 21,382,124    $ 13,028,627    $ 12,053,602      $  8,737,053
                                              ============    ============    ============      ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              -------------------------------------------------------------
                                                                                     SCUDDER DAVIS
                                               SCUDDER TOTAL RETURN -- B           VENTURE VALUE -- B
                                              -----------------------------   -----------------------------
                                                  YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                   2004           2003             2004           2003
                                              -------------   -------------   -------------   -------------
Income:
   Dividends                                  $    237,492    $     90,978    $     12,855    $     13,225

Expenses:
    Mortality and expense risk
       and administrative charges                  323,624         142,958         573,506         183,268
                                              ------------    ------------    ------------    ------------

Net investment income (loss)                       (86,132)        (51,980)       (560,651)       (170,043)

Net realized gain (loss)                           186,489         116,034         565,954          80,552
Unrealized appreciation (depreciation)
    during the period                              891,808       1,293,623       3,550,880       3,842,959
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations        992,165       1,357,677       3,556,183       3,753,468

Changes from principal transactions:
       Purchase payments                         4,398,561      12,633,898      15,049,311      15,381,222
       Transfers between sub-accounts
           and the Company                         801,878       2,953,869       2,227,294       5,015,064
       Withdrawals                                (511,976)       (122,174)       (756,743)       (171,599)
       Annual contract fee                         (81,518)         (5,767)       (122,467)         (6,835)
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           4,606,945      15,459,826      16,397,395      20,217,852
                                              ------------    ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                      5,599,110      16,817,503      19,953,578      23,971,320

Contract owners' equity at
    beginning of period                         17,619,213         801,710      24,648,088         676,768
                                              ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                             $ 23,218,323    $ 17,619,213    $ 44,601,666    $ 24,648,088
                                              ============    ============    ============    ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                  SCUDDER DREMAN                        SCUDDER DREMAN
                                                               FINANCIAL SERVICES -- B              HIGH RETURN EQUITY -- B
                                                          --------------------------------     ---------------------------------
                                                                YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2004               2003               2004              2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $     112,731      $      20,474     $     917,666      $      190,692

Expenses:
    Mortality and expense risk
        and administrative charges                              168,385             61,725         1,267,711             451,317
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                    (55,654)           (41,251)         (350,045)           (260,625)

Net realized gain (loss)                                        222,045             25,893         1,261,893             182,870
Unrealized appreciation (depreciation)
    during the period                                           847,242          1,046,783         9,006,187          10,129,840
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                   1,013,633          1,031,425         9,918,035          10,052,085

Changes from principal transactions:
       Purchase payments                                      3,349,072          5,515,160        26,303,050          39,527,215
       Transfers between sub-accounts
           and the Company                                      263,235          1,278,564         1,552,130           9,342,713
       Withdrawals                                             (436,088)           (39,773)       (2,375,656)         (1,124,009)
       Annual contract fee                                      (41,320)            (2,502)         (286,175)            (20,057)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        3,134,899          6,751,449        25,193,349          47,725,862
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   4,148,532          7,782,874        35,111,384          57,777,947

Contract owners' equity at
    beginning of period                                       8,170,822            387,948        59,965,899           2,187,952
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $  12,319,354      $   8,170,822     $  95,077,283      $   59,965,899
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                  SCUDDER DREMAN                  SCUDDER EAGLE FOCUSED LARGE
                                                               SMALL CAP VALUE -- B                     CAP GROWTH -- B
                                                          --------------------------------     ---------------------------------
                                                               YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                              2004                2003              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $     183,797      $     124,090     $           0      $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               652,802            210,255           312,003              92,550
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                   (469,005)           (86,165)         (312,003)            (92,550)

Net realized gain (loss)                                      1,300,427            308,965           466,094              34,344
Unrealized appreciation (depreciation)
    during the period                                         8,336,134          5,574,003           101,042           1,547,019
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                   9,167,556          5,796,803           255,133           1,488,813

Changes from principal transactions:
       Purchase payments                                     13,588,696         16,886,461        11,386,303           8,467,261
       Transfers between sub-accounts
           and the Company                                    2,167,364          4,496,165           749,537           2,069,305
       Withdrawals                                             (940,150)          (197,357)         (579,692)            (71,739)
       Annual contract fee                                     (146,780)           (11,200)          (57,699)             (3,282)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                       14,669,130         21,174,069        11,498,449          10,461,545
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                  23,836,686         26,970,872        11,753,582          11,950,358

Contract owners' equity at
    beginning of period                                      28,118,023          1,147,151        12,395,938             445,580
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $  51,954,709      $  28,118,023     $  24,149,520       $  12,395,938
                                                          =============      =============     =============       =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                     SCUDDER
                                                             FOCUS VALUE & GROWTH -- B                 SCUDDER INDEX 500 -- B
                                                          --------------------------------     ---------------------------------
                                                              YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                              2004                2003              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $      31,624      $      12,653     $     203,473      $       39,628

Expenses:
    Mortality and expense risk
       and administrative charges                               124,430             53,401           632,179             212,292
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                    (92,806)           (40,748)         (428,706)           (172,664)

Net realized gain (loss)                                        226,413             67,621         1,424,137             730,576
Unrealized appreciation (depreciation)
    during the period                                           637,128          1,055,852         2,585,517           3,240,730
                                                          -------------      -------------     -------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations                     770,735          1,082,725         3,580,948           3,798,642

Changes from principal transactions:
       Purchase payments                                      2,482,134          4,145,360        12,834,974          19,937,124
       Transfers between sub-accounts
           and the Company                                      174,193            422,497         3,609,563           4,949,797
       Withdrawals                                             (211,531)          (139,298)       (1,018,298)           (166,584)
       Annual contract fee                                      (31,044)            (2,308)         (144,088)             (7,337)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        2,413,752          4,426,251        15,282,151          24,713,000
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   3,184,487          5,508,976        18,863,099          28,511,642

Contract owners' equity at
    beginning of period                                       5,885,722            376,746        29,666,525           1,154,883
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $   9,070,209      $   5,885,722     $  48,529,624      $   29,666,525
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                       SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                   SCUDDER INVESCO                   SCUDDER JANUS GROWTH
                                                                 DYNAMIC GROWTH -- B                     & INCOME -- B
                                                          --------------------------------     ---------------------------------
                                                                 YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                               2004               2003             2004                2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $           0      $           0     $           0      $       10,199

Expenses:
    Mortality and expense risk
       and administrative charges                                77,802             32,853           277,186              97,844
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                    (77,802)           (32,853)         (277,186)            (87,645)

Net realized gain (loss)                                        142,485             39,072           402,486              48,727
Unrealized appreciation (depreciation)
    during the period                                           416,790            657,338         1,718,900           1,566,434
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                     481,473            663,557         1,844,200           1,527,516

Changes from principal transactions:
       Purchase payments                                      1,086,155          2,715,887         7,414,988           8,944,172
       Transfers between sub-accounts
           and the Company                                       97,340            597,277          (341,412)          1,928,612
       Withdrawals                                              (72,050)           (13,448)         (385,177)            (37,771)
       Annual contract fee                                      (18,252)              (897)          (60,821)             (3,848)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        1,093,193          3,298,819         6,627,578          10,831,165
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   1,574,666          3,962,376         8,471,778          12,358,681

Contract owners' equity at
    beginning of period                                       4,056,919             94,543        12,737,216             378,535
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $   5,631,585      $   4,056,919     $  21,208,994      $   12,737,216
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                         SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                  SCUDDER JANUS GROWTH                    SCUDDER MFS
                                                                   OPPORTUNITIES -- B                STRATEGIC VALUE -- B
                                                          --------------------------------     ---------------------------------
                                                                 YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                               2004               2003             2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $           0      $           0     $      20,923      $        4,091

Expenses:
    Mortality and expense risk
       and administrative charges                                98,617             44,902           297,228              72,144
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                    (98,617)           (44,902)         (276,305)            (68,053)

Net realized gain (loss)                                        148,217             78,031           599,857              26,261
Unrealized appreciation (depreciation)
    during the period                                           619,965            654,087         2,846,287           1,325,766
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                     669,565            687,216         3,169,839           1,283,974

Changes from principal transactions:
       Purchase payments                                      1,542,934          3,782,110        11,511,497           6,596,312
       Transfers between sub-accounts
           and the Company                                       51,230            749,216         1,091,424           2,260,297
       Withdrawals                                             (152,144)          (239,741)         (614,165)            (83,963)
       Annual contract fee                                      (22,251)            (1,535)          (52,188)             (2,654)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        1,419,769          4,290,050        11,936,568           8,769,992
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   2,089,334          4,977,266        15,106,407          10,053,966

Contract owners' equity at
    beginning of period                                       5,149,297            172,031        10,393,987             340,021
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $   7,238,631      $   5,149,297     $  25,500,394      $   10,393,987
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                        SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                    SCUDDER OAK                          SCUDDER TURNER
                                                               STRATEGIC EQUITY -- B                  MID CAP GROWTH -- B
                                                          --------------------------------     ---------------------------------
                                                              YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                              2004                2003              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $           0      $           0     $           0      $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               214,491             60,530           242,858              87,424
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                   (214,491)           (60,530)         (242,858)            (87,424)

Net realized gain (loss)                                        411,404            112,373           616,741             185,024
Unrealized appreciation (depreciation)
    during the period                                          (240,625)         1,363,507         1,078,404           2,064,533
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                     (43,712)         1,415,350         1,452,287           2,162,133

Changes from principal transactions:
       Purchase payments                                      6,539,155          5,945,096         4,818,646           7,362,563
       Transfers between sub-accounts
           and the Company                                    1,034,066          1,450,888           251,500           1,852,648
       Withdrawals                                             (333,507)           (26,380)         (337,042)           (155,657)
       Annual contract fee                                      (44,197)            (3,160)          (56,771)             (4,980)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        7,195,517          7,366,444         4,676,333           9,054,574
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   7,151,805          8,781,794         6,128,620          11,216,707

Contract owners' equity at
    beginning of period                                       9,133,675            351,881        11,792,656             575,949
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $  16,285,480      $   9,133,675     $  17,921,276      $   11,792,656
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                        SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                            SCUDDER REAL ESTATE -- B (6)       SCUDDER STRATEGIC INCOME -- B (6)
                                                          --------------------------------     ---------------------------------
                                                                YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2004                2003              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $      94,188      $           0     $     425,270      $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               208,405             24,990           172,307              28,711
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                   (114,217)           (24,990)          252,963            (28,711)

Net realized gain (loss)                                        449,689             20,832            20,789            (23,424)
Unrealized appreciation (depreciation)
    during the period                                         3,544,634            488,758           589,294             146,921
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                   3,880,106            484,600           863,046              94,786

Changes from principal transactions:
       Purchase payments                                      7,917,641          4,522,594         6,771,046           5,873,021
       Transfers between sub-accounts
           and the Company                                      760,875          1,058,896          (356,259)            355,449
       Withdrawals                                             (350,731)           (23,458)         (286,529)            (13,588)
       Annual contract fee                                      (34,376)               (41)          (30,689)                 (2)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        8,293,409          5,557,991         6,097,569           6,214,880
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                  12,173,515          6,042,591         6,960,615           6,309,666

Contract owners' equity at
    beginning of period                                       6,042,591                  0         6,309,666                   0
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $  18,216,106      $   6,042,591     $  13,270,281      $    6,309,666
                                                          =============      =============     =============      ==============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                       SUB-ACCOUNT
                                                         -----------------------------------------------------------------------
                                                             SCUDDER        SCUDDER GROWTH   SCUDDER INCOME
                                                           CONSERVATIVE         & INCOME         & GROWTH         SCUDDER GROWTH
                                                         INCOME STRATEGY      STRATEGY (9)      STRATEGY (9)       STRATEGY (9)
                                                         ---------------    --------------   ---------------      --------------
                                                           YEAR ENDED          YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                            DECEMBER 31        DECEMBER 31        DECEMBER 31        DECEMBER 31
                                                               2004                2004              2004               2004
                                                         ---------------    --------------   ---------------      --------------
Income:
   Dividends                                             $            0     $            0     $           0      $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                 1,474             57,309            20,940              87,212
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                     (1,474)           (57,309)          (20,940)            (87,212)

Net realized gain (loss)                                          1,264             40,673            37,270              19,994
Unrealized appreciation (depreciation)
    during the period                                             9,539            796,183           200,746           1,467,928
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                       9,329            779,547           217,076           1,400,710

Changes from principal transactions:
       Purchase payments                                        421,875         15,730,003         6,568,987          24,083,748
       Transfers between sub-accounts
           and the Company                                      137,008          5,415,951           782,546           7,026,030

       Withdrawals                                               (6,671)           (26,144)          (34,076)            (23,798)
       Annual contract fee                                            0                  0                 0                (688)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                          552,212         21,119,810         7,317,457          31,085,292
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                     561,541         21,899,357         7,534,533          32,486,002

Contract owners' equity at
    beginning of period                                               0                  0                 0                   0
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                        $      561,541     $   21,899,357     $   7,534,533      $   32,486,002
                                                          =============      =============     =============      ==============

(9) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                     SUB-ACCOUNT
                                                       ----------------------------------------
                                                        SCUDDER TEMPLETON     SCUDDER MERCURY
                                                       FOREIGN VALUE (11)    ARGE CAP CORE (11)
                                                       ------------------    ------------------
                                                          YEAR ENDED             YEAR ENDED
                                                          DECEMBER 31           DECEMBER 31
                                                             2004                   2004
                                                       -------------------   ------------------
Income:
   Dividends                                           $               0     $              0

Expenses:
    Mortality and expense risk
       and administrative charges                                    123                  503
                                                       -----------------     ----------------

Net investment income (loss)                                        (123)                (503)

Net realized gain (loss)                                               5                    9
Unrealized appreciation (depreciation)
    during the period                                              3,416               12,905
                                                       -----------------     ----------------

Net increase (decrease) in
    contract owners' equity from operations                        3,298               12,411

Changes from principal transactions:
       Purchase payments                                          28,878                1,276
       Transfers between sub-accounts
           and the Company                                        75,597              446,440
       Withdrawals                                                  (113)                 (61)
       Annual contract fee                                          (104)                (293)
                                                       -----------------     ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                           104,258              447,362
                                                       -----------------     ----------------

Total increase (decrease) in
    contract owners' equity                                      107,556              459,773

Contract owners' equity at
    beginning of period                                                0                    0
                                                       -----------------     ----------------

Contract owners' equity at
    end of period                                      $         107,556     $        459,773
                                                       =================     ================

(11) Commencement of Operations, November 15, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                        SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                                                          ALGER AMERICAN
                                                            ALGER AMERICAN BALANCED -- B             LEVERAGED ALL CAP -- B
                                                          --------------------------------     ---------------------------------
                                                               YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                              2004                2003              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $     424,403      $     155,758     $           0      $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               462,849            168,557           121,975              38,404
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                    (38,446)           (12,799)         (121,975)            (38,404)

Net realized gain (loss)                                        444,187            118,027           186,480              47,831
Unrealized appreciation (depreciation)
    during the period                                           405,540          1,671,162           416,017             548,890
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                     811,281          1,776,390           480,522             558,317

Changes from principal transactions:
       Purchase payments                                      8,247,575         18,742,448         2,960,021           4,379,946
       Transfers between sub-accounts
           and the Company                                      106,960          4,039,031           (31,956)            689,266
       Withdrawals                                             (873,782)          (209,848)         (188,072)            (28,317)
       Annual contract fee                                     (116,236)            (5,431)          (27,005)             (1,161)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        7,364,517         22,566,200         2,712,988           5,039,734
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   8,175,798         24,342,590         3,193,510           5,598,051

Contract owners' equity at
    beginning of period                                      24,827,104            484,514         5,846,652             248,601
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $  33,002,902      $  24,827,104     $   9,040,162      $    5,846,652
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                        SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                   CREDIT SUISSE                         CREDIT SUISSE
                                                               EMERGING MARKETS -- B           GLOBAL POST VENTURE CAPITAL -- B
                                                          --------------------------------     ---------------------------------
                                                               YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                              2004                2004              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $      26,361      $           0     $           0      $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               127,586             37,486            30,808               8,165
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                   (101,225)           (37,486)          (30,808)             (8,165)

Net realized gain (loss)                                        352,835             54,756           100,474              14,781
Unrealized appreciation (depreciation)
    during the period                                         1,576,900          1,123,128           191,175             214,721
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                   1,828,510          1,140,398           260,841             221,337

Changes from principal transactions:
       Purchase payments                                      3,067,177          3,400,611           657,302             690,454
       Transfers between sub-accounts
           and the Company                                      536,136            664,238           131,640             258,795
       Withdrawals                                             (230,016)           (29,980)          (23,338)             (3,889)
       Annual contract fee                                      (27,424)            (1,371)           (6,798)               (357)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        3,345,873          4,033,498           758,806             945,003
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   5,174,383          5,173,896         1,019,647           1,166,340

Contract owners' equity at
    beginning of period                                       5,263,811             89,915         1,194,436              28,096
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $  10,438,194      $   5,263,811     $   2,214,083      $    1,194,436
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                        SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                            DREYFUS SOCIALLY RESPONSIBLE                   DREYFUS VIF
                                                                  GROWTH FUND -- B                     MIDCAP STOCK -- B
                                                          --------------------------------     ---------------------------------
                                                                YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                              2004                2004              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $       3,259      $          17     $     944,759      $       31,908

Expenses:
    Mortality and expense risk
       and administrative charges                                31,165             14,058           486,657             172,569
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                    (27,906)           (14,041)          458,102            (140,661)

Net realized gain (loss)                                         40,623              6,512           565,069             134,130
Unrealized appreciation (depreciation)
    during the period                                            81,139            237,908         3,022,685           3,491,971
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                      93,856            230,379         4,045,856           3,485,440

Changes from principal transactions:
       Purchase payments                                        376,932          1,269,773         9,485,791          15,277,189
       Transfers between sub-accounts
           and the Company                                       10,316            254,706         1,886,017           3,857,570
       Withdrawals                                              (91,392)           (17,611)         (779,811)           (169,958)
       Annual contract fee                                       (9,040)            (1,041)         (118,148)             (7,921)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                          286,816          1,505,827        10,473,849          18,956,880
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                     380,672          1,736,206        14,519,705          22,442,320

Contract owners' equity at
    beginning of period                                       1,829,240             93,034        23,164,657             722,337
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $   2,209,912      $   1,829,240     $  37,684,362      $   23,164,657
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                       SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                               INVESCO UTILITIES -- B                BASIC VALUE FOCUS -- A
                                                          --------------------------------     ---------------------------------
                                                               YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                               2004                2004              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $      87,457      $      35,205     $     397,369      $      333,589

Expenses:
    Mortality and expense risk
       and administrative charges                                58,361             27,791           542,280             509,398
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                     29,096              7,414          (144,911)           (175,809)

Net realized gain (loss)                                        119,925             21,108           512,399            (700,090)
Unrealized appreciation (depreciation)
    during the period                                           623,914            347,716         2,858,346          10,487,038
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                     772,935            376,238         3,225,834           9,611,139

Changes from principal transactions:
       Purchase payments                                        679,292          2,367,819           261,358             290,593
       Transfers between sub-accounts
           and the Company                                       63,352            378,724        (2,468,211)         (3,170,345)
       Withdrawals                                              (79,612)           (48,621)       (2,203,849)         (2,002,319)
       Annual contract fee                                      (14,663)            (1,050)          (89,655)            (95,255)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                          648,369          2,696,872        (4,500,357)         (4,977,326)
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   1,421,304          3,073,110        (1,274,523)          4,633,813

Contract owners' equity at
    beginning of period                                       3,186,787            113,677        38,154,407          33,520,594
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $   4,608,091      $   3,186,787     $  36,879,884      $   38,154,407
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                         SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                              SMALL CAP VALUE FOCUS -- A            GLOBAL ALLOCATION -- B (6)
                                                          --------------------------------     ---------------------------------
                                                                YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                              2004                2004              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $   2,018,790      $     133,507     $      47,238      $       46,653

Expenses:
    Mortality and expense risk
       and administrative charges                               264,087            246,016            25,407               2,763
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                  1,754,703           (112,509)           21,831              43,890

Net realized gain (loss)                                        513,795           (511,753)           35,718                 973
Unrealized appreciation (depreciation)
    during the period                                           (64,432)         6,340,675           144,408              88,480
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                   2,204,066          5,716,413           201,957             133,343

Changes from principal transactions:
       Purchase payments                                        134,940            204,475               485                  18
       Transfers between sub-accounts
           and the Company                                   (1,613,036)        (2,642,827)         (209,113)          1,665,812
       Withdrawals                                             (630,407)        (1,090,494)          (68,614)               (795)
       Annual contract fee                                      (49,072)           (51,790)           (4,318)               (180)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                       (2,157,575)        (3,580,636)         (281,560)          1,664,855
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                      46,491          2,135,777           (79,603)          1,798,198

Contract owners' equity at
    beginning of period                                      18,310,540         16,174,763         1,798,198                   0
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $  18,357,031      $  18,310,540     $   1,718,595      $    1,798,198
                                                          =============      =============     =============      ==============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                           -----------------------------------
                                                                          TOTAL
                                                           -----------------------------------
                                                                  YEAR ENDED DECEMBER 31
                                                                 2004                 2003
                                                           ----------------   ----------------
Income:
   Dividends                                               $    304,090,221   $    259,669,798

Expenses:
    Mortality and expense risk
       and administrative charges                               327,741,021        239,367,804
                                                           ----------------   ----------------

Net investment income (loss)                                    (23,650,800)        20,301,994

Net realized gain (loss)                                        (95,006,990)    (1,040,422,873)
Unrealized appreciation (depreciation)
    during the period                                         2,203,497,322      4,244,362,419
                                                           ----------------   ----------------

Net increase (decrease) in
    contract owners' equity from operations                   2,084,839,532      3,224,241,540

Changes from principal transactions:
       Purchase payments                                      4,782,928,698      2,964,820,227
       Transfers between sub-accounts
           and the Company                                      461,927,073        666,784,983
       Withdrawals                                           (1,646,987,670)    (1,460,586,619)
       Annual contract fee                                      (46,143,597)       (30,999,153)
                                                           ----------------   ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        3,551,724,504      2,140,019,438
                                                           ----------------   ----------------

Total increase (decrease) in
    contract owners' equity                                   5,636,564,036      5,364,260,978

Contract owners' equity at
    beginning of period                                      18,983,313,428     13,619,052,450
                                                           ----------------   ----------------

Contract owners' equity at
    end of period                                          $ 24,619,877,464   $ 18,983,313,428
                                                           ================   ================

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                          Notes to Financial Statements

                                December 31, 2004

1. ORGANIZATION


The Manufacturers Life Insurance Company (U.S.A.), Separate Account H (the Account) is a separate account established by The Manufacturers Life Insurance Company (U.S.A.) (the Company). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in one hundred twenty-three sub-accounts of Manufacturers Investment Trust (the Trust), thirty-four sub-accounts of the Scudder Variable Series Trust, two sub-accounts of the Alger American Fund, two sub-accounts of the Credit Suisse Trust, two sub-accounts of the Dreyfus Service Corporation, one sub-account of the Invesco VIF Funds and three sub-accounts of Merrill Lynch Variable Series Funds, Inc. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes 214 contracts, distinguished principally by the level of expenses and surrender charges. These 214 contracts are as follows: Venture Variable Annuity 1, 3, 7, 8, 10, 11, 12, 13, 14, 15, 16, 17, 18, 20, 21, 22, 23, 25, 26, 27, 28, 30, 31,
32, 33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55, 56, 58, 60, 61, 63, 64, 65, 66,
67, 68, 70, 71, 73, 74, 75, 76, 77, 78, 80, 81, 82, 83, 84, 85, 86, 87, 88, 90,
91, 92, 93 (VEN 1, 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27, 28, 30, 31, 32,
33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83, 84, 90, 91,
92, 93 VENR 21, 23, 31, 41, 51, 53, 61, 71, 18, 60, 61, 63, 64, 65, 66, 67, 68,
70, 71, 73, 74, 75, 76, 77, 78, 80, 81, 83, 84, 85, 86, 87, 88), Venture Vantage
Annuity 10, 11, 12, 13, 15, 16, 17, 18, 19, 20, 21, 22, 23, 25, 26, 30, 31, 32,
33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45, 46, 47, 48, 49, 50, 51, 52,
53, 55, 56, 60, 61, 62, 63, 65, 66, 67, 68, 69, 70, 71, 72, 73, 75, 76, 80, 81,
82, 83, 85, 86 (VTG 10, 11, 12, 13, 15, 16, 17, 18, 19, 20, 21, 22, 23, 25, 26,
30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45, 46, 47, 48, 49,
50, 51, 52, 53, 55, 56, 60, 61, 62, 63, 65, 66, 67, 68, 69, 70, 71, 72, 73, 75,
76, 80, 81, 82, 83, 85, 86), Venture Vision Variable Annuity 5, 6, 25, 26, 27,
28, 29, 25B, 26B, 27B, 28B (VIS 5, 6, 25, 26, 27, 28, 29, 25B, 26B, 27B, 28B),
Venture No-load Rollover Annuity (MRP) (MRPG01, MRPI01, VSTG01, VSTI01) Scudder Wealthmark Variable Annuity (WV A1E, A1I, A1W, A2E, A2I, A2W, A3E, A3I, A3W, B1E, B1I, B1W, B2E, B2I, B2W, B3E, B3I, B3W) and Scudder Wealthmark ML3 Variable Annuity (W3 A1I, A1W, A3I, A3W, B1I, B3I, B1W, B3W, G1I, G1W, G3I, G3W, N1I, N1W, N3I, N3W).



The Company is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial. Prior to 2002, the Company was a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America (MNA). Effective January 1, 2002, MNA was merged with and into the Company.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




1. ORGANIZATION (CONTINUED)

On May 1, 2003, the Scudder Investment Grade Bond sub-account was renamed Scudder Fixed Income through a vote of the Board of Directors.

On May 2, 2003, the U.S. Large Cap Value sub-account was renamed U.S Large Cap through a vote of the Board of Directors.

On May 2, 2003, eight sub-accounts held by Manufacturers Investment Trust, including Internet Technologies -- Class A, Internet Technologies -- Class B, Telecommunications -- Class A, Telecommunications -- Class B, Mid Cap Growth -- Class A, Mid Cap Growth -- Class B, Mid Cap Opportunities -- Class A, Mid Cap Opportunities -- Class B, and one sub-account held by Merrill Lynch Variable Series Funds, Inc., Developing Capital Markets Focus -- Class A, ceased operations.

On May 5, 2003, the Capital Opportunities sub-account was renamed Strategic Value through a vote of the Board of Directors.

On May 5, 2003, the Tactical Allocation sub-account was renamed Global Allocation through a vote of the Board of Directors.

On May 5, 2003, twelve new sub-accounts held by Manufacturers Investment Trust, including Emerging Growth -- Class B, Natural Resources -- Class B, Mid Cap Core -- Class B, Quantitative All Cap -- Class B, Large Cap Value -- Class B, Small Cap Opportunities -- Class B, Special Value -- Class B, Real Return Bond -- Class B, American International -- Class B, American Growth -- Class B, American Blue-Chip Income & Growth -- Class B, American Growth - Income -- Class B, two new sub-accounts held by Scudder Variable Series Trust, including Scudder Real Estate -- Class B, Scudder Strategic Income -- Class B, and one new sub-account held by Merrill Lynch Variable Series Funds, Inc, Global Allocation -- Class B commenced operations.

On August 4, 2003, one new sub-account, Great Companies America -- Class B, commenced operations.

On April 30, 2004, Quantitative Equity sub-account was merged into the US Large Cap sub-account through a vote of the board of directors.

On April 30, 2004, Balanced sub-account was merged into the Income & Value sub-account through a vote of the board of directors.

On May 3, 2004, nine sub-accounts, American Century Small Company, PIMCO VIT All Asset Portfolio, LMFM Core Equity, PIM Classic Value, MFC Quantitative Value, U.S. Global Leaders


1. ORGANIZATION (CONTINUED)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




Growth, John Hancock Strategic Income, John Hancock VST Int'l Equity Index -- Class A, John Hancock VST Int'l Equity Index -- Class B commenced operation.

On June 18, 2004, International Index sub-account was merged into the JH VST International Equity Index through a vote of the board of directors.

On August 16, 2004, three sub-accounts, Scudder Growth & Income Strategy, Scudder Income & Growth Strategy, and Scudder Growth Strategy commenced operation.

On November 15, 2004, two sub-accounts, Scudder Mercury Large Cap Core and Scudder Templeton Foreign Value commenced operation.

2. SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract owner may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.


The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Account.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

3. AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 60% owned by the Company and 40% owned by The Manufacturers Life Insurance Company of New York (MNY). MNY is a wholly owned subsidiary of the Company.

4. CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i) Prior Contract Series (VEN 1): deductions from each sub-account are made daily for the assumption of mortality and expense risks equal to an effective annual rate of 1.30% of the contract value.


(ii) Current Contract Series (VEN 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27,
     30, 31, 32, 33, 34, 40, 41, 42, 43 VENR 21, 23, 31, 41, MRP20, 21, 22, 23,
     25, 26, 27, MLL25, 26, 27, 28, 43): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.


(iii)Current Contract Series (VEN 25, 26, 27, 28, MLL25, 26,): offered in Merrill Lynch Series Funds only (Basic Value Focus, Developing Capital Markets Focus and Special Value Focus portfolios): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.


(iv) Current Contract Series (VIS 5, 6, 25, 25B, 26, 26B, 27, 27B, 28, 28B, 29,
     TYP 10, 11, 13, 14,

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




       15, 16, 17, 18): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(v)    Current Contract Series (VTG 10, 11, 12, 13, 15, 16, 17, 18, 19, 20, 21,
       22, 23, 25, 26, 30, 31, 32, 40, 41, 42): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.25% of the contract value, respectively.

(vi)   Current Contract Series (VTG 36, 37, 46, 47, 50, 51, 52, 53, 55, 56, 70,
       71, 72, 73, 75, 76): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.45% of the contract value, respectively.


(vii)  Current Contract Series (VTG 33, 34, 35, 43, 44, 45, 60, 61, 62, 63, 65,
       66, 67, 68, 69, VEN 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83, 84, 90,
       91, 92, 93, VENR51, 53, 61, 71, MRP 50, 51, 52, 53, 55, 56, MLL 55, 56,
       58, 93): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.30% of the contract value, respectively.



(viii) Current Contract Series (VTG 38, 39, 48, 49, 80, 81, 82, 83, 85, 86):
       deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.50% of the contract value, respectively.



(ix) Current Contract Series (MRPG01, I01, VSTG01, I01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.85% of the contract value, respectively.



(x)    Current Contract Series (VEN 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83,
       84, 90, 91, 92, 93, VENR 51, 53, 61, 71, MRP7, 17, 50, 51, 52, 53, 55,
       56, MLL 55, 56 58, 93, VTG 33, 34, 35, 43, 44, 45, 60, 61, 62, 63, 65,
       66, 67, 68, 69): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier rider equal to an effective annual rate of 0.15%, 1.25% and 0.20%, respectively.



(xi)   Current Contract Series (TYP 10, 11, 12, 13, 14, 15, 16, 17, 18):
       deductions from each sub-account are made daily for administration and the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25%, respectively.



(xii) Current Contract Series (TYP 60, 61, 63, 64, 65, 66, 67, 68): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and an annual death benefit step rider equal to an effective annual rate of 0.40%, 1.25% and 0.05%, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




     rider equal to an effective annual rate of 0.20%.


(xiii) Current Contract Series (TYP 70, 71, 73, 74, 75, 76, 77, 78): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier equal to an effective annual rate of 0.40%, 1.25% and 0.20%, respectively.



(xiv) Current Contract Series (TYP 80, 81, 83, 84, 85, 86, 87, 88): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks, a guaranteed earnings multiplier and an annual death benefit rider equal to an effective annual rate of 0.40%, 1.25%, 0.20% and 0.05%, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.



(xv) Current Contract Series (VSTG01, VSTI01, MRPG01, MRPI01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.30% of the contract value, respectively.



(xvi) Current Contract Series (WVA1I, A2I, A3I, A1E, A2E, A3E, A1W, A2W, A3W): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.


(xvii) Current Contract Series (WVB1I, B2I, B3I, B1E, B2E, B3E, B1W, B2W, B3W): deductions from each sub-account are made daily for administration, the assumption of mortality and expense and the enhanced earnings death benefit rider risks equal to an effective annual rate of 0.15%, 1.25% and 0.20% of the contract value, respectively.

(xviii) Current Contract Series (W3N1I, N3I, N1W, N3W): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25% of the contract value, respectively.

(xix) Current Contract Series (W3A1I, A3I, A1W, A3W): deductions from each sub-account are made daily for administration, mortality and expense risks and the annual step-up value rider equal to an effective annual rate of 0.40%, 1.25% and 0.05% of the contract value, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.


(xx) Current Contract Series (W3G1I, G3I, G1W, G3W): deductions from each sub-account are made daily for administration, mortality and expense risks and the enhanced earnings death benefit rider equal to an effective annual rate of 0.40%, 1.25% and 0.20% of the contract value, respectively.


(xxi) Current Contract Series (W3B1I, B3I, B1W, B3W): deductions from each sub-account are

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




     made daily for administration, mortality and expense risks, the annual step-up value rider and the enhanced earnings death benefit rider equal to an effective annual rate of 0.40%, 1.25%, 0.05% and 0.20% of the contract value, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

5. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 2004:

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




                                                                                   PURCHASES           SALES
                                                                                 ------------------------------
Strategic Opportunities Portfolio -- Class A                                     $ 11,365,361      $ 94,525,482
Strategic Opportunities Portfolio -- Class B                                       13,995,058        12,469,770
Investment Quality Bond Portfolio -- Class A                                       32,189,669        76,790,473
Investment Quality Bond Portfolio -- Class B                                       35,692,576        34,178,557
Growth & Income Portfolio -- Class A                                               35,578,755       254,294,831
Growth & Income Portfolio -- Class B                                               54,940,840        44,380,352
Blue Chip Growth Portfolio -- Class A                                              31,090,381       176,756,503
Blue Chip Growth Portfolio -- Class B                                             102,994,502        68,082,476
Money Market Portfolio -- Class A                                                 416,870,224       548,261,919
Money Market Portfolio -- Class B                                                 333,468,656       330,924,451
Global Equity Portfolio -- Class A                                                 13,267,597        59,317,860
Global Equity Portfolio -- Class B                                                 14,771,478        10,533,784
Global Bond Portfolio -- Class A                                                   30,576,254        45,771,473
Global Bond Portfolio -- Class B                                                   93,129,977        58,388,023
U.S. Government Securities Portfolio -- Class A                                    43,475,403       112,744,856
U.S. Government Securities Portfolio -- Class B                                    90,275,697        96,062,563
Diversified Bond Portfolio -- Class A                                              27,777,328        64,900,675
Diversified Bond Portfolio -- Class B                                             403,788,154       154,428,451
Income & Value Portfolio -- Class A                                               106,692,049       104,925,455
Income & Value Portfolio -- Class B                                                90,781,931        56,399,806
Large Cap Growth Portfolio -- Class A                                              22,279,032        73,561,242
Large Cap Growth Portfolio -- Class B                                              46,848,887        41,183,441
Equity-Income Portfolio -- Class A                                                 74,941,243       156,490,238
Equity-Income Portfolio -- Class B                                                164,309,940       104,316,375
Strategic Bond Portfolio -- Class A                                                29,098,886        59,924,860
Strategic Bond Portfolio -- Class B                                                75,684,178        43,073,934
Overseas Portfolio -- Class A                                                      19,915,711        44,831,124
Overseas Portfolio -- Class B                                                      33,261,074        21,126,489
All Cap Core Portfolio -- Class A                                                  14,528,086        51,542,896
All Cap Core Portfolio -- Class B                                                   9,508,853         8,601,025
All Cap Growth Portfolio -- Class A                                                 8,993,078        70,052,465
All Cap Growth Portfolio -- Class B                                                22,228,428        19,776,830
International Small Cap Portfolio -- Class A                                       24,500,049        34,786,109
International Small Cap Portfolio -- Class B                                       36,160,350        25,004,474
Pacific Rim Emerging Markets Portfolio -- Class A                                  21,138,631        23,388,751

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                  PURCHASES           SALES
                                                                                -------------------------------
Pacific Rim Emerging Markets Portfolio -- Class B                               $  30,952,614      $ 26,012,322
Science & Technology Portfolio -- Class A                                          31,663,706        93,174,159
Science & Technology Portfolio -- Class B                                          46,111,418        43,334,403
Emerging Small Company Portfolio -- Class A                                        22,216,281        52,775,425
Emerging Small Company Portfolio -- Class B                                        44,184,028        41,359,802
Aggressive Growth Portfolio -- Class A                                             12,529,983        51,721,733
Aggressive Growth Portfolio -- Class B                                             21,925,917        20,706,426
International Stock Portfolio -- Class A                                            9,154,709        22,159,008
International Stock Portfolio -- Class B                                           16,809,292        15,629,906
Quantitative Equity Portfolio -- Class A                                            2,385,858       121,902,508
Quantitative Equity Portfolio -- Class B                                              553,681         6,277,570
Value Portfolio -- Class A                                                         42,849,966        52,938,888
Value Portfolio -- Class B                                                         41,872,665        28,745,857
Real Estate Securities Portfolio -- Class A                                        44,309,190        48,572,327
Real Estate Securities Portfolio -- Class B                                        86,358,064        62,247,431
Balanced Portfolio -- Class A                                                       6,736,540        64,035,881
Balanced Portfolio -- Class B                                                       4,262,745        20,839,578
High Yield Portfolio -- Class A                                                    82,223,649       121,987,341
High Yield Portfolio -- Class B                                                   104,700,001        87,955,977
Lifestyle Aggressive 1000 Portfolio -- Class A                                     47,596,904        29,355,242
Lifestyle Aggressive 1000 Portfolio -- Class B                                    188,878,756       105,415,485
Lifestyle Growth 820 Portfolio -- Class A                                         161,628,715       125,492,391
Lifestyle Growth 820 Portfolio -- Class B                                       2,003,679,159       846,433,764
Lifestyle Balanced 640 Portfolio -- Class A                                       194,206,158       142,726,937
Lifestyle Balanced 640 Portfolio -- Class B                                     1,891,502,980       804,639,688
Lifestyle Moderate 460 Portfolio -- Class A                                        75,867,712        82,090,087
Lifestyle Moderate 460 Portfolio -- Class B                                       544,312,166       275,654,737
Lifestyle Conservative 280 Portfolio -- Class A                                    71,509,665        63,511,772
Lifestyle Conservative 280 Portfolio -- Class B                                   266,815,229       158,485,880
Small Company Value Portfolio -- Class A                                           60,687,703        74,741,936
Small Company Value Portfolio -- Class B                                          117,129,035        81,079,368
International Value Portfolio -- Class A                                           39,762,171        32,473,552
International Value Portfolio -- Class B                                           94,561,040        60,889,090
Small Company Blend Portfolio -- Class A                                           15,750,027        36,139,683
Small Company Blend Portfolio -- Class B                                           41,305,204        33,401,414
Total Return Portfolio -- Class A                                                  69,384,261       159,445,875
Total Return Portfolio -- Class B                                                 164,080,314       155,450,668
US Large Cap Value Portfolio -- Class A                                           143,508,860        80,940,113

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                  PURCHASES            SALES
                                                                                 -------------------------------
US Large Cap Value Portfolio -- Class B                                          $ 70,935,317       $ 52,608,401
Mid Cap Stock Portfolio -- Class A                                                 40,758,772         45,790,968
Mid Cap Stock Portfolio -- Class B                                                 76,600,474         58,917,879
Global Allocation Portfolio -- Class A                                             13,095,418         12,495,122
Global Allocation Portfolio -- Class B                                             45,298,207         19,513,382
Dynamic Growth Portfolio -- Class A                                                 8,729,972         28,480,419
Dynamic Growth Portfolio -- Class B                                                15,587,481         20,069,396
International Index -- Class A                                                      3,668,202         23,233,988
International Index -- Class B                                                      4,409,389         20,776,141
Total Stock Market Index Portfolio -- Class A                                       9,463,693         13,214,420
Total Stock Market Index Portfolio -- Class B                                      19,620,500         17,678,578
500 Index Portfolio -- Class A                                                     39,978,015         59,325,875
500 Index Portfolio -- Class B                                                     65,291,464         52,001,441
Mid Cap Index Portfolio -- Class A                                                 15,426,019         23,220,663
Mid Cap Index Portfolio -- Class B                                                 33,228,595         26,006,286
Small Cap Index Portfolio -- Class A                                               15,365,085         28,256,014
Small Cap Index Portfolio -- Class B                                               30,869,615         24,836,989
Capital Appreciation Portfolio -- Class A                                           9,976,506         15,182,645
Capital Appreciation Portfolio -- Class B                                          17,948,557         18,003,693
Health Sciences Portfolio -- Class A                                               29,667,467         33,622,979
Health Sciences Portfolio -- Class B                                               53,980,893         41,323,865
Financial Services Portfolio -- Class A                                            10,474,066         16,115,449
Financial Services Portfolio -- Class B                                            24,250,391         22,179,760
Quantitative Mid Cap Portfolio -- Class A                                           7,759,873          5,597,157
Quantitative Mid Cap Portfolio -- Class B                                           8,858,306          6,125,524
Strategic Growth Portfolio -- Class A                                               8,589,788         17,727,951
Strategic Growth Portfolio -- Class B                                              16,174,201         15,243,195
All Cap Value Portfolio -- Class A                                                 26,140,039         21,922,019
All Cap Value Portfolio -- Class B                                                 49,451,512         30,961,590
Strategic Value Portfolio -- Class A                                               14,549,958         17,818,858
Strategic Value Portfolio -- Class B                                               17,670,741         13,562,784
Utilities Portfolio -- Class A                                                     17,974,429         11,938,852
Utilities Portfolio -- Class B                                                     26,287,391         17,991,615
Mid Cap Value Portfolio -- Class A                                                 62,947,226         54,464,310
Mid Cap Value Portfolio -- Class B                                                125,648,136         84,542,065
Fundamental Value Portfolio -- Class A                                             40,466,336         40,213,325
Fundamental Value Portfolio -- Class B                                            118,752,732         72,927,218
Emerging Growth Portfolio -- Class B                                               14,924,895         10,913,742

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                  PURCHASES            SALES
                                                                                -------------------------------
Natural Resources Portfolio -- Class B                                          $ 104,474,194      $ 60,132,058
Mid Cap Core Portfolio -- Class B                                                  41,919,287        25,279,942
Quantitative All Cap Portfolio -- Class B                                           3,236,703         1,841,209
Large Cap Value Portfolio -- Class B                                               55,340,456        29,570,685
Small Cap Opportunities Portfolio -- Class B                                       40,775,783        28,853,856
Special Value Portfolio -- Class B                                                 11,599,808         7,255,145
Real Return Bond Portfolio -- Class B                                             157,420,098       102,673,997
Great Companies America Portfolio -- Class B                                          856,933         1,109,163
American International Portfolio  -- Class B                                      335,084,536       144,066,068
American Growth Portfolio -- Class B                                              663,224,427       321,956,131
American Blue-Chip Income & Growth Portfolio -- Class B                           155,414,005        89,195,447
American Growth-Income Portfolio -- Class B                                       573,951,578       265,506,923
American Century - Small Company  Class B                                           9,884,593         3,635,435
PIMCO VIT All Asset Portfolio                                                      25,991,042        10,993,626
Core Equity  Class B                                                               39,480,981        15,315,003
Classic Value  Class B                                                             12,164,654         5,174,092
Quantitative Value  -- Class B                                                        880,896           457,082
US Global Leaders Growth                                                            5,162,906         1,903,261
Strategic Income  Class B                                                          11,055,655         4,299,192
John Hancock VST Int'l Eq Index -- Class A                                         24,115,812         4,470,975
John Hancock VST Int'l Eq Index  -- Class B                                        31,491,953        11,611,466
Scudder 21st Century Growth Portfolio -- Class B                                    3,735,182         3,034,610
Scudder Capital Growth Portfolio -- Class B                                         5,828,039         1,567,956
Scudder Global Discovery Portfolio -- Class B                                       6,219,453         1,303,113
Scudder Growth & Income Portfolio -- Class B                                        9,582,844         3,138,947
Scudder Health Sciences Portfolio -- Class B                                        5,540,162         1,394,799
Scudder International Portfolio -- Class B                                         13,806,730         2,043,147
Scudder Aggressive Growth Portfolio -- Class B                                      1,404,837           344,683
Scudder Blue Chip Portfolio -- Class B                                             10,399,650         1,633,152
Scudder Contarian Value Portfolio -- Class B                                       14,963,923         3,053,210
Scudder Global Blue Chip Portfolio -- Class B                                       2,385,592           457,016
Scudder Government Securities Portfolio -- Class B                                 21,098,872        15,009,851
Scudder Growth Portfolio -- Class B                                                 6,317,625           775,059
Scudder High Income Portfolio -- Class B                                           16,511,098         6,743,112
Scudder International Select Equity Portfolio -- Class B                           11,862,452         1,987,043
Scudder Fixed Income Portfolio -- Class B                                          35,589,960         7,771,940
Scudder Money Market Portfolio -- Class B                                          38,077,122        54,416,508
Scudder Small Cap Growth Portfolio -- Class B                                       7,836,830         1,367,268

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES               SALES
                                                                                  ------------------------------------
Scudder Technology Growth Portfolio -- Class B                                    $      4,661,774     $     1,549,418
Scudder Total Return Portfolio -- Class B                                                6,107,932           1,587,120
Scudder Davis Venture Value Portfolio -- Class B                                        17,984,796           2,148,051
Scudder Dreman Financial Services Portfolio -- Class B                                   4,141,093           1,061,849
Scudder Dreman High Return Equity Portfolio -- Class B                                  29,987,055           5,143,751
Scudder Dreman Small Cap Value Portfolio -- Class B                                     17,717,111           3,516,987
Scudder Eagle Focused Large Cap Growth Portfolio -- Class B                             13,589,812           2,403,365
Scudder Focus Value & Growth Portfolio -- Class B                                        3,158,230             837,284
Scudder Index 500 Portfolio -- Class B                                                  29,997,133          15,143,689
Scudder Invesco Dynamic Growth Portfolio -- Class B                                      1,577,335             561,944
Scudder Janus Growth & Income Portfolio -- Class B                                       8,246,199           1,895,807
Scudder Janus Growth Opportunities Portfolio -- Class B                                  1,941,253             620,100
Scudder MFS Strategic Value Portfolio -- Class B                                        13,765,633           2,105,370
Scudder Oak Strategic Equity Portfolio -- Class B                                        8,743,244           1,762,218
Scudder Turner Mid Cap Growth Portfolio -- Class B                                       6,534,621           2,101,147
Scudder Real Estate Portfolio -- Class B                                                10,017,206           1,838,014
Scudder Strategic Income Portfolio -- Class B                                            8,895,744           2,545,213
Scudder Conservative Income Strategy                                                       607,751              57,013
Scudder Growth & Income Strategy                                                        21,865,826             803,326
Scudder Income & Growth Strategy                                                         8,231,728             935,210
Scudder Growth Strategy                                                                 31,946,844             948,764
Scudder Templeton Foreign Value                                                            104,406                 271
Scudder Mercury Large Cap Core                                                             447,272                 413
Alger American Balanced Portfolio -- Class B                                            10,973,243           3,647,171
Alger American Leveraged All Cap Portfolio -- Class B                                    3,565,916             974,903
Credit Suisse Emerging Markets Portfolio -- Class B                                      4,153,733             909,085
Credit Suisse Global Post Venture Capital Portfolio -- Class B                           1,191,619             463,621
Dreyfus Socially Responsible Growth Fund Portfolio -- Class B                              466,924             208,015
Dreyfus IP Midcap Stock Portfolio -- Class B                                            13,087,537           2,155,584
Invesco Utilities Portfolio -- Class B                                                   1,340,587             663,122
Basic Value Focus Portfolio -- Class A                                                     891,153           5,536,421
Small Cap Value Focus Portfolio -- Class A                                               2,440,555           2,843,427
Global Allocation Portfolio -- Class B                                                     139,050             398,779

                                                                                  ------------------------------------
Total                                                                             $ 13,444,111,387     $ 9,916,055,417
                                                                                  ------------------------------------

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION

                                                               STRATEGIC OPPORTUNITIES TRUST A
                            ----------------------------------------------------------------------------------------------------
                                     2004                      2003                      2002                     2001
                            -----------------------   -----------------------   -----------------------  -----------------------
Units, beginning of period               23,975,214                28,763,592                35,863,305               38,289,671
Units issued                                770,830                 4,632,461                 8,220,338               11,998,315
Units redeemed                           (4,880,029)               (9,420,839)              (15,320,051)             (14,424,681)
                            -----------------------   -----------------------   -----------------------  -----------------------

Units, end of period                     19,866,713                23,975,214                28,763,592               35,863,305
                            =======================   =======================   =======================  =======================

Unit value                  $8.090001 TO $41.811179   $7.334049 to $37.711536   $5.933797 to $30.356953  $9.866815 to $50.221375

Net assets, end of period   $           403,597,796   $           441,202,853   $           428,283,621  $           900,475,404

Investment income ratio*                       0.09%                     0.00%                     0.00%                    0.50%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%           0.45% to 1.90%

Total return, lowest to
  highest***                        10.20% TO 11.81%          23.47% to 25.28%       (39.92%) to (39.04%)       (0.21%) to (0.13%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 STRATEGIC OPPORTUNITIES TRUST B
                            -------------------------------------------------------------------------
                                    2004                      2003                       2002
                            ------------------------  -----------------------  ----------------------
Units, beginning of period                 2,145,098                1,104,414                       0
Units issued                               1,480,786                2,060,340               1,211,625
Units redeemed                            (1,296,094)              (1,019,656)               (107,211)
                            ------------------------  -----------------------  ----------------------

Units, end of period                       2,329,790                2,145,098               1,104,414
                            ========================  =======================  ======================

Unit value                  $10.867778 TO $16.008128  $9.831290 to $14.525009  $7.956590 to $8.263137

Net assets, end of period   $             26,005,890  $            21,670,255  $            9,024,266

Investment income ratio*                        0.02%                    0.00%                   0.00%

Expense ratio, lowest to
  highest**                            0.45% TO 2.05%           0.45% to 2.05%          0.45% to 1.90%

Total return, lowest to
  highest***                         10.10% TO 11.88%         16.12% to 25.05%     (36.35%) to (33.89%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               INVESTMENT QUALITY BOND TRUST A
                           -------------------------------------------------------------------------------------------------------
                                   2004                      2003                      2002                       2001
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, beginning of period               12,230,819                16,073,713                15,137,400                 11,628,596
Units issued                                987,804                 2,094,543                 7,414,661                  8,502,029
Units redeemed                           (3,625,007)               (5,937,437)               (6,478,348)                (4,993,225)
                           ------------------------  ------------------------  ------------------------   ------------------------

Units, end of period                      9,593,616                12,230,819                16,073,713                 15,137,400
                           ========================  ========================  ========================   ========================

Unit value                 $14.646103 TO $30.017391  $14.242579 to $29.012843  $13.525539 to $27.385094   $12.539051 to $25.233827

Net assets, end of period  $            204,557,706  $            253,171,307  $            313,900,631   $            280,574,001

Investment income ratio*                       6.19%                     5.33%                     5.23%                      5.86%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          2.83% TO 4.34%            5.30% to 6.84%            7.87% to 9.44%             0.31% to 6.85%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  INVESTMENT QUALITY BOND TRUST B
                           ----------------------------------------------------------------------------
                                     2004                       2003                      2002
                           ------------------------  ------------------------- ------------------------
Units, beginning of period                3,867,454                 1,956,561                         0
Units issued                              2,345,400                 3,423,230                 2,266,599
Units redeemed                           (2,409,001)               (1,512,337)                 (310,038)
                           ------------------------  ------------------------  ------------------------

Units, end of period                      3,803,853                 3,867,454                 1,956,561
                           ========================  ========================  ========================

Unit value                 $13.038177 TO $14.941909  $12.717659 to $14.342633  $13.311657 to $13.434847

Net assets, end of period  $             55,107,583  $             54,453,733  $             26,123,571

Investment income ratio*                       4.96%                     6.83%                     0.24%

Expense ratio, lowest
  to highest**                        0.45% TO 2.05%            0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to
  highest***                          2.52% TO 4.18%            1.74% to 6.76%            6.49% to 7.48%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   GROWTH & INCOME TRUST A
                            -----------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------ ------------------------
Units, beginning of period               57,446,197                66,593,302                80,873,880                85,299,596
Units issued                              1,438,015                 4,330,626                 8,302,786                12,270,437
Units redeemed                          (10,791,221)              (13,477,731)              (22,583,364)              (15,696,153)
                            -----------------------   -----------------------   -----------------------  ------------------------

Units, end of period                     48,092,991                57,446,197                66,593,302                80,873,880
                            =======================   =======================   =======================  ========================

Unit value                  $9.861332 TO $30.370984   $9.399287 to $28.846586   $7.556172 to $23.109098  $10.162651 to $30.971701

Net assets, end of period   $         1,114,409,905   $         1,271,216,568   $         1,189,608,530  $          1,976,732,840

Investment income ratio*                       0.88%                     1.01%                     0.65%                     0.41%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
  highest***                          4.76% TO 6.29%          24.21% to 26.02%       (25.76%) to (24.67%)       (14.54%) to (4.69%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      GROWTH & INCOME TRUST B
                            ---------------------------------------------------------------------------
                                      2004                       2003                      2002
                            ------------------------- ------------------------- -----------------------
Units, beginning of period                 6,966,652                 3,162,441                        0
Units issued                               4,879,441                 5,036,572                3,500,177
Units redeemed                            (3,981,495)               (1,232,361)                (337,736)
                            ------------------------  ------------------------  -----------------------

Units, end of period                       7,864,598                 6,966,652                3,162,441
                            ========================  ========================  =======================

Unit value                  $12.412328 TO $15.559539  $11.843741 to $14.891503  $9.525105 to $10.375910

Net assets, end of period   $            103,786,549  $             87,718,980  $            32,065,912

Investment income ratio*                        0.65%                     1.31%                    0.02%

Expense ratio, lowest to
  highest**                            0.45% TO 2.05%            0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to
  highest***                           4.38% TO 6.07%          19.05% to 25.84%      (23.80%) to (16.99%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   BLUE CHIP GROWTH TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                      2001
                            ------------------------- ------------------------- ------------------------   -----------------------
Units, beginning of period                48,830,767                55,143,345               65,796,072                 68,424,127
Units issued                               1,862,535                 6,338,193                8,593,015                 13,661,645
Units redeemed                            (9,556,142)              (12,650,771)             (19,245,742)               (16,289,700)
                            ------------------------  ------------------------  -----------------------    -----------------------

Units, end of period                      41,137,160                48,830,767               55,143,345                 65,796,072
                            ========================  ========================  =======================    =======================

Unit value                  $ 9.807280 TO $21.626140  $9.153842 to $ 20.165015  $7.211675 to $15.870738    $9.689796 to $21.302974

Net assets, end of period                759,231,872  $            840,948,129  $           748,537,843    $         1,215,555,449

Investment income ratio*                        0.12%                     0.04%                    0.00%                      0.00%

Expense ratio, lowest to
  highest**                            0.45% TO 1.90%            0.45% to 1.90%           0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                           6.98% TO 8.54%          26.74% to 28.59%      (25.69%) to (24.60%)        (17.41%) to (2.85%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      BLUE CHIP GROWTH TRUST B
                            -----------------------------------------------------------------------------
                                      2004                        2003                     2002
                            ------------------------- -------------------------   -----------------------
Units, beginning of period                 7,295,955                 3,412,751                          0
Units issued                               8,801,633                 5,659,677                  3,698,126
Units redeemed                            (5,945,760)               (1,776,473)                  (285,375)
                            ------------------------  ------------------------    -----------------------

Units, end of period                      10,151,828                 7,295,955                  3,412,751
                            ========================  ========================    =======================

Unit value                  $12.942556 TO $15.705218  $12.090745 to $14.715763    $9.527205 to $10.290923

Net assets, end of period   $            138,678,457  $             93,168,042    $            34,460,397

Investment income ratio*                        0.06%                     0.19%                      0.00%

Expense ratio, lowest to
  highest**                            0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to
  highest***                           6.62% TO 8.34%          17.65% to 28.44%        (23.78%) to (17.67%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     MONEY MARKET TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                       2003                       2002                     2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                31,177,087                56,776,128                65,338,944                41,114,369
Units issued                              28,360,526                71,126,276               140,458,904               197,491,069
Units redeemed                           (37,012,400)              (96,725,317)             (149,021,720)             (173,266,494)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                      22,525,213                31,177,087                56,776,128                65,338,944
                            ========================  ========================  ========================  ========================

Unit value                  $12.134914 TO $18.822668  $12.269168 to $18.915167  $12.432238 to $19.050311  $12.523480 to $19.073731

Net assets, end of period   $            343,103,484  $            474,913,251  $            862,061,014  $          1,001,127,335

Investment income ratio*                        0.77%                     0.60%                     1.17%                     3.34%

Expense ratio, lowest
  to highest**                         0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
  highest***                         (1.09%) TO 0.35%          (1.31%) to 0.13%          (0.73%) to 0.72%            0.19% to 3.12%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                 MONEY MARKET TRUST B
                                                      -----------------------------------------------------------------------------
                                                                2004                      2003                       2002
                                                      ------------------------  ------------------------  -------------------------
Units, beginning of period                                          13,360,390                15,049,329                          0
Units issued                                                        28,434,433                44,120,139                 47,218,626
Units redeemed                                                     (28,077,198)              (45,809,078)               (32,169,297)
                                                      ------------------------  ------------------------  -------------------------

Units, end of period                                                13,717,625                13,360,390                 15,049,329
                                                      ========================  ========================  =========================

Unit value                                            $12.077955 TO $12.548983  $12.236045 to $12.529721   $12.420152 to $12.538332

Net assets, end of period                             $            166,751,889  $            164,148,916   $            187,189,382

Investment income ratio*                                                  0.53%                     0.54%                      0.63%

Expense ratio, lowest to highest**                               0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                             (1.44%) TO 0.15%         (1.51%) to (0.07%)          (0.64%) to 0.31%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 GLOBAL EQUITY TRUST A
                           -------------------------------------------------------------------------------------------------------
                                      2004                    2003                       2002                      2001
                           ------------------------  ------------------------   -----------------------   ------------------------
Units, beginning of period               14,732,770                18,038,233                21,611,381                 24,643,214
Units issued                                521,755                 6,422,788                12,466,118                 10,275,336
Units redeemed                           (2,696,734)               (9,728,251)              (16,039,266)               (13,307,169)
                           ------------------------  ------------------------   -----------------------   ------------------------

Units, end of period                     12,557,791                14,732,770                18,038,233                 21,611,381
                           ========================  ========================   =======================   ========================

Unit value                 $11.773610 TO $25.580338  $10.446602 TO $22.606366   $8.344776 to $17.985999   $10.503647 to $22.548612

Net assets, end of period  $            284,712,455  $            297,329,407   $           289,283,925   $            441,635,347

Investment income ratio*                       1.76%                     0.94%                     1.40%                      2.46%

Expense ratio, lowest
  to highest**                        0.45% TO 1.90%            0.45% TO 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
    highest***                      12.59% TO 14.24%          25.06% TO 26.89%       (20.63%) to (19.47%)        (17.56%) to (9.10%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                 GLOBAL EQUITY TRUST B
                                                     -----------------------------------------------------------------------------
                                                                2004                      2003                      2002
                                                     ------------------------   ------------------------  ------------------------
Units, beginning of period                                          1,441,040                    801,191                         0
Units issued                                                        1,191,629                  2,480,392                 1,648,948
Units redeemed                                                       (871,952)                (1,840,543)                 (883,757)
                                                     ------------------------   ------------------------  ------------------------

Units, end of period                                                1,760,717                  1,441,040                   801,191
                                                     ========================   ========================  ========================

Unit value                                           $14.349048 TO $16.931332   $12.737013 to $15.074458  $10.177657 to $10.401869

Net assets, end of period                            $             25,596,023   $             18,591,440  $              8,254,640

Investment income ratio*                                                 1.27%                      1.29%                     0.02%

Expense ratio, lowest to highest**                              0.45% TO 2.05%             0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***                            12.21% TO 14.02%           20.52% to 26.66%       (18.58%) to (16.79%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    GLOBAL BOND TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                     2001
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, beginning of period                6,593,619                 7,138,701                 4,880,134                  5,937,540
Units issued                              1,266,071                 3,004,255                 5,224,911                  3,177,540
Units redeemed                           (2,097,496)               (3,549,337)               (2,966,344)                (4,234,946)
                           ------------------------  ------------------------  ------------------------   ------------------------

Units, end of period                      5,762,194                 6,593,619                 7,138,701                  4,880,134
                           ========================  ========================  ========================   ========================

Unit value                 $18.019638 TO $28.591497  $16.642888 to $26.301362  $14.614053 to $23.113561   $12.220839 to $19.512793

Net assets, end of period  $            140,271,248  $            148,103,843  $            141,843,968   $             86,117,366

Investment income ratio*                       3.93%                     3.57%                     0.00%                      0.00%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          8.16% TO 9.75%          13.22% to 14.88%          17.86% to 19.58%           (1.23%) to 1.32%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                   GLOBAL BOND TRUST B
                                                     -----------------------------------------------------------------------------
                                                               2004                      2003                       2002
                                                     ------------------------  ------------------------   ------------------------
Units, beginning of period                                          3,612,071                 1,415,346                          0
Units issued                                                        5,667,183                 4,738,071                  1,961,064
Units redeemed                                                     (3,643,807)               (2,541,346)                  (545,718)
                                                     ------------------------  ------------------------   ------------------------

Units, end of period                                                5,635,447                 3,612,071                  1,415,346
                                                     ========================  ========================   ========================

Unit value                                           $14.461843 TO $18.331732  $13.411572 to $16.932377   $14.277221 to $14.946973

Net assets, end of period                            $            100,044,066  $             59,181,660   $             20,448,895

Investment income ratio*                                                 2.53%                     4.47%                      0.00%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                              7.83% TO 9.57%           7.29% to 14.65%           14.22% to 19.58%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  U.S. GOVERNMENT SECURITIES TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                      2003                       2002                       2001
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, beginning of period               15,859,265                23,770,516                16,673,668                 11,427,813
Units issued                              2,018,887                 4,364,472                15,531,221                 12,690,984
Units redeemed                           (6,089,437)              (12,275,723)               (8,434,373)                (7,445,129)
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, end of period                     11,788,615                15,859,265                23,770,516                 16,673,668
                           ========================  ========================  ========================   ========================

Unit value                 $13.536977 TO $22.869318  $13.410281 to $22.541971  $13.434646 to $22.470272   $12.678773 to $21.100300

Net assets, end of period  $            222,724,666  $            293,850,533  $            439,203,145   $            302,476,585

Investment income ratio*                       2.04%                     3.66%                     3.32%                      5.33%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          0.94% TO 2.42%          (0.18%) to 1.28%            5.96% to 7.51%             1.43% to 6.55%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                           U.S. GOVERNMENT SECURITIES TRUST B
                                                     -----------------------------------------------------------------------------
                                                               2004                      2003                        2002
                                                     ------------------------  ------------------------   ------------------------
Units, beginning of period                                          9,713,190                 7,343,725                          0
Units issued                                                        6,655,275                12,726,050                  9,075,441
Units redeemed                                                     (7,254,474)              (10,356,585)                (1,731,716)
                                                     ------------------------  ------------------------   ------------------------

Units, end of period                                                9,113,991                 9,713,190                  7,343,725
                                                     ========================  ========================   ========================

Unit value                                           $12.461012 TO $13.656401  $12.385790 to $13.357923   $13.086765 to $13.228371

Net assets, end of period                            $            120,990,121  $            127,552,335   $             96,468,024

Investment income ratio*                                                 1.51%                     4.81%                      0.06%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                             0.61% TO $2.23%           (0.91) to 1.14%             4.69% to 5.83%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  DIVERSIFIED BOND TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                     2003                       2002                       2001
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, beginning of period               10,294,272                12,536,790                11,370,436                  8,434,436
Units issued                              1,070,092                 1,659,659                 4,951,172                  7,552,355
Units redeemed                           (3,168,626)               (3,902,177)               (3,784,818)                (4,616,355)
                           ------------------------  ------------------------  ------------------------   ------------------------

Units, end of period                      8,195,738                10,294,272                12,536,790                 11,370,436
                           ========================  ========================  ========================   ========================

Unit value                  13.983764 TO $23.179420  $13.724016 to $22.635102  $13.371638 to $21.943927   $12.664622 to $20.680033

Net assets, end of period  $            166,008,547  $            204,621,472  $            240,995,255   $            210,799,855

Investment income ratio*                       4.39%                     4.96%                     4.25%                      5.29%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          1.89% TO 3.38%            2.64% to 4.13%            5.58% to 7.12%             1.32% to 6.60%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                DIVERSIFIED BOND TRUST B
                                                     -----------------------------------------------------------------------------
                                                                2004                      2003                       2002
                                                     ------------------------  ------------------------   ------------------------
Units, beginning of period                                          3,325,961                 1,587,871                          0
Units issued                                                       29,762,429                 3,564,109                  1,784,666
Units redeemed                                                    (11,493,905)               (1,826,019)                  (196,795)
                                                     ------------------------  ------------------------   ------------------------

Units, end of period                                               21,594,485                 3,325,961                  1,587,871
                                                     ========================  ========================   ========================

Unit value                                           $12.722519 TO $14.270229  $12.529076 TO $13.829583   $13.160436 to $13.282245

Net assets, end of period                            $            298,211,704  $             45,096,105   $             20,936,204

Investment income ratio*                                                 1.28%                     6.19%                      0.13%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***                              1.54% TO 3.19%            0.23% TO 4.12%             5.28% to 6.26%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   INCOME & VALUE TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                      2003                       2002                      2001
                           ------------------------  ------------------------   -----------------------   ------------------------
Units, beginning of period               20,994,061                22,737,015                23,565,017                 22,701,648
Units issued                              5,367,062                 3,052,198                 6,857,086                  8,013,287
Units redeemed                           (4,866,232)               (4,795,152)               (7,685,088)                (7,149,918)
                           ------------------------  ------------------------   -----------------------   ------------------------

Units, end of period                     21,494,891                20,994,061                22,737,015                 23,565,017
                           ========================  ========================   =======================   ========================

Unit value                 $13.030695 TO $25.138132  $12.326232 to $23.683960   $9.922116 to $18.988592   $12.016868 to $22.905535

Net assets, end of period  $            474,086,542  $            443,553,148   $           386,995,037   $            496,373,021

Investment income ratio*                       1.28%                     1.98%                     2.09%                      2.69%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          5.61% TO 7.16%          24.11% to 25.92%       (17.51%) to (16.31%)          (3.87%) to 0.53%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                 INCOME & VALUE TRUST B
                                                     -----------------------------------------------------------------------------
                                                                2004                      2003                      2002
                                                     ------------------------  ------------------------   ------------------------
Units, beginning of period                                          5,630,638                 2,049,195                          0
Units issued                                                        7,121,229                 4,310,886                  2,278,253
Units redeemed                                                     (4,501,164)                 (729,443)                  (229,058)
                                                     ------------------------  ------------------------   ------------------------

Units, end of period                                                8,250,703                 5,630,638                  2,049,195
                                                     ========================  ========================   ========================

Unit value                                           $13.730294 TO $15.195817  $12.995332 to $14.425737   $10.461390 to $10.920928

Net assets, end of period                            $            116,251,461  $             75,170,511   $             22,042,973

Investment income ratio*                                                 0.90%                     2.22%                      0.08%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                              5.23% TO 6.93%          15.33% to 25.72%        (16.31%) to (12.63%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     LARGE CAP GROWTH TRUST A
                            ------------------------------------------------------------------------------------------------------
                                     2004                      2003                     2002                       2001
                            -----------------------   -----------------------   -----------------------   ------------------------
Units, beginning of period               21,383,687                24,587,625                25,410,406                 22,585,181
Units issued                              1,762,797                 5,684,990                10,367,523                 14,281,211
Units redeemed                           (4,904,349)               (8,888,928)              (11,190,304)               (11,455,986)
                            -----------------------   -----------------------   -----------------------   ------------------------

Units, end of period                     18,242,135                21,383,687                24,587,625                 25,410,406
                            =======================   =======================   =======================   ========================

Unit value                  $8.594678 TO $19.205427   $8.238003 to $18.343918   $6.689181 to $14.843099   $ 8.821694 to $19.506566

Net assets, end of period   $           281,593,747   $           317,221,851   $           295,254,201   $            410,765,326

Investment income ratio*                       0.28%                     0.27%                     0.33%                      0.00%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          4.17% TO 5.70%          22.97% to 24.76%       (24.29%) to (23.18%)        (20.74%) to (8.48%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                LARGE CAP GROWTH TRUST B
                                                     -----------------------------------------------------------------------------
                                                                2004                      2003                      2002
                                                     ------------------------  ------------------------    -----------------------
Units, beginning of period                                          6,184,532                 3,039,530                          0
Units issued                                                        4,261,528                 4,362,861                  3,280,916
Units redeemed                                                     (3,717,780)               (1,217,859)                  (241,386)
                                                     ------------------------  ------------------------    -----------------------

Units, end of period                                                6,728,280                 6,184,532                  3,039,530
                                                     ========================  ========================    =======================

Unit value                                           $12.285043 TO $15.239625  $11.782886 to $14.660737    $9.564734 to $10.174875

Net assets, end of period                            $             86,234,800  $             76,079,459    $            30,394,035

Investment income ratio*                                                 0.16%                     0.45%                      0.00%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                              3.84% TO 5.52%          17.21% to 24.68%        (23.48%) to (18.60%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   EQUITY-INCOME TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                     2003                      2002                        2001
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, beginning of period               34,642,295                38,909,746                39,307,090                 32,338,365
Units issued                              2,837,270                 5,234,668                11,921,567                 16,106,909
Units redeemed                           (6,518,572)               (9,502,119)              (12,318,911)                (9,138,184)
                           ------------------------  ------------------------  ------------------------   ------------------------

Units, end of period                     30,960,993                34,642,295                38,909,746                 39,307,090
                           ========================  ========================  ========================   ========================

Unit value                 $14.332181 TO $30.000369  $12.723328 to $26.499566  $10.326336 to $21.400057   $12.136595 to $25.025958

Net assets, end of period  $            775,420,288  $            772,000,521  $            702,058,453   $            861,148,763

Investment income ratio*                       1.29%                     1.52%                     1.38%                      1.66%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                        12.64% TO 14.29%          23.21% to 25.01%       (14.92%) to (13.67%)          (2.91%) to 0.83%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                EQUITY-INCOME TRUST B
                                                     -----------------------------------------------------------------------------
                                                               2004                       2003                       2002
                                                     ------------------------  ------------------------   ------------------------
Units, beginning of period                                         13,005,362                 6,022,354                          0
Units issued                                                       13,077,116                 8,503,892                  6,420,660
Units redeemed                                                     (8,676,113)               (1,520,884)                  (398,306)
                                                     ------------------------  ------------------------   ------------------------

Units, end of period                                               17,406,365                13,005,362                  6,022,354
                                                     ========================  ========================   ========================

Unit value                                           $14.383246 TO $16.846085  $12.791261 to $14.989021   $10.395821 to $10.702893

Net assets, end of period                            $            254,336,496  $            168,285,336   $             63,022,582

Investment income ratio*                                                 0.89%                     1.96%                      0.02%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                            12.28% TO 14.09%          19.83% to 24.84%        (16.83%) to (14.38%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  STRATEGIC BOND TRUST A
                           -------------------------------------------------------------------------------------------------------
                                    2004                      2003                       2002                      2001
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, beginning of period               11,041,510                11,908,603                12,916,819                 14,303,190
Units issued                              1,218,440                 2,976,542                 4,775,012                  6,087,151
Units redeemed                           (3,110,015)               (3,843,635)               (5,783,228)                (7,473,522)
                           ------------------------  ------------------------  ------------------------   ------------------------

Units, end of period                      9,149,935                11,041,510                11,908,603                 12,916,819
                           ========================  ========================  ========================   ========================

Unit value                 $15.691734 TO $20.419462  $14.994155 to $19.414151  $13.509914 to $17.405164   $12.636812 to $16.199150

Net assets, end of period  $            177,185,292  $            203,675,077  $            198,412,514   $            202,116,506

Investment income ratio*                       3.79%                     4.79%                     7.04%                      7.63%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          4.65% TO 6.18%          10.99% to 12.61%            6.91% to 8.47%             1.09% to 5.76%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                STRATEGIC BOND TRUST B
                                                     -----------------------------------------------------------------------------
                                                               2004                      2003                       2002
                                                     ------------------------  ------------------------   ------------------------
Units, beginning of period                                          2,753,347                 1,004,205                          0
Units issued                                                        5,187,139                 2,619,423                  1,210,957
Units redeemed                                                     (3,021,061)                 (870,281)                  (206,752)
                                                     ------------------------  ------------------------   ------------------------

Units, end of period                                                4,919,425                 2,753,347                  1,004,205
                                                     ========================  ========================   ========================

Unit value                                           $13.488853 TO $15.631114  $12.941526 to $14.758224   $13.007548 to $13.217126

Net assets, end of period                            $             74,721,122  $             40,004,665   $             13,130,517

Investment income ratio*                                                 2.33%                     5.53%                      0.23%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                              4.23% TO 5.91%           3.53% to 12.42%             4.06% to 5.74%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   OVERSEAS TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                      2001
                           ------------------------   -----------------------    ----------------------    -----------------------
Units, beginning of period               15,746,947                19,196,419                23,474,330                 26,265,795
Units issued                              1,701,800                12,947,113                29,050,673                 33,422,515
Units redeemed                           (3,673,595)              (16,396,585)              (33,328,584)               (36,213,980)
                           ------------------------   -----------------------    ----------------------    -----------------------

Units, end of period                     13,775,152                15,746,947                19,196,419                 23,474,330
                           ========================   =======================    ======================    =======================

Unit value                 $10.427174 TO $13.668010   $9.492621 to $12.436745    $6.716070 to $8.794649    $8.700270 to $11.387239

Net assets, end of period  $            175,639,842   $           182,371,134    $          156,830,747    $           247,747,125

Investment income ratio*                       0.38%                     0.49%                     0.59%                      0.29%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                         9.68% TO 11.29%          41.13% to 43.19%       (22.92%) to (21.79%)        (22.59%) to (8.90%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                  OVERSEAS TRUST B
                                                     -----------------------------------------------------------------------------
                                                                2004                    2003                       2002
                                                     ------------------------  ------------------------    -----------------------
Units, beginning of period                                          1,701,469                   922,220                          0
Units issued                                                        2,548,986                10,501,642                  8,061,406
Units redeemed                                                     (1,672,986)               (9,722,393)                (7,136,186)
                                                     ------------------------  ------------------------    -----------------------

Units, end of period                                                2,577,469                 1,701,469                    922,220
                                                     ========================  ========================    =======================

Unit value                                           $14.862517 TO $19.596154  $13.578018 to $17.911537    $9.629170 to $10.010302

Net assets, end of period                            $             39,282,194  $             23,426,728    $             8,975,960

Investment income ratio*                                                 0.25%                     0.68%                      0.03%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                             9.30% TO 11.06%          41.01% to 43.48%        (22.97%) to (19.92%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    ALL CAP CORE TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                      2003                      2002                      2001
                           ------------------------   -----------------------   -----------------------    -----------------------
Units, beginning of period               15,007,303                18,263,260                23,810,588                 29,254,951
Units issued                              1,025,677                 5,959,819                 5,474,780                  7,866,991
Units redeemed                           (3,586,980)               (9,215,776)              (11,022,108)               (13,311,354)
                           ------------------------   -----------------------   -----------------------    -----------------------

Units, end of period                     12,446,000                15,007,303                18,263,260                 23,810,588
                           ========================   =======================   =======================    =======================

Unit value                  $7.623095 TO $17.113549   $6.669038 to $14.919288   $5.159206 to $11.501386    $7.022468 to $15.600316

Net assets, end of period   $           188,028,645   $           197,675,353   $           186,890,818    $           331,290,715

Investment income ratio*                       0.46%                     0.00%                     0.00%                      0.00%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                        14.13% TO 15.81%          29.07% to 30.95%       (26.64%) to (25.57%)        (26.83%) to (6.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                 ALL CAP CORE TRUST B
                                                     -----------------------------------------------------------------------------
                                                               2004                      2003                      2002
                                                     ------------------------  ------------------------    -----------------------
Units, beginning of period                                            737,054                   413,748                          0
Units issued                                                          724,347                 1,349,765                    679,616
Units redeemed                                                       (656,998)               (1,026,459)                  (265,868)
                                                     ------------------------  ------------------------    -----------------------

Units, end of period                                                  804,403                   737,054                    413,748
                                                     ========================  ========================    =======================

Unit value                                           $13.843354 TO $17.338072  $12.127142 to $15.234341    $9.392813 to $10.603738

Net assets, end of period                            $             12,196,406  $              9,712,856    $             4,201,973

Investment income ratio*                                                 0.30%                     0.00%                      0.00%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                            13.70% TO 15.53%          21.79% to 30.67%        (24.86%) to (15.17%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   ALL CAP GROWTH TRUST A
                            ------------------------------------------------------------------------------------------------------
                                    2004                       2003                     2002                        2001
                            -----------------------  ------------------------   -----------------------    -----------------------
Units, beginning of period               22,058,389                26,212,673                33,232,943                 33,687,155
Units issued                                664,731                 4,998,948                 7,290,396                 14,390,104
Units redeemed                           (4,424,845)               (9,153,232)              (14,310,666)               (14,844,316)
                            -----------------------  ------------------------   -----------------------    -----------------------

Units, end of period                     18,298,275                22,058,389                26,212,673                 33,232,943
                            =======================  ========================   =======================    =======================

Unit value                  $7.653722 TO $17.888430  $ 7.312204 to $17.030370   $5.757704 to $13.363096    $7.751463 to $17.927398

Net assets, end of period   $           288,178,529  $            331,738,199   $           310,480,279    $           532,334,423

Investment income ratio*                       0.00%                     0.00%                     0.00%                      0.00%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          4.51% TO 6.04%          26.81% to 28.66%       (25.83%) to (24.75%)        (29.27%) to (6.77%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                ALL CAP GROWTH TRUST B
                                                     -----------------------------------------------------------------------------
                                                               2004                      2003                     2002
                                                     ------------------------  ------------------------    -----------------------
Units, beginning of period                                          2,358,967                 1,153,845                          0
Units issued                                                        1,946,274                 2,562,347                  1,268,098
Units redeemed                                                     (1,715,646)               (1,357,225)                  (114,253)
                                                     ------------------------  ------------------------    -----------------------

Units, end of period                                                2,589,595                 2,358,967                  1,153,845
                                                     ========================  ========================    =======================

Unit value                                           $12.542810 TO $15.618245  $11.992594 to $14.978110    $9.451441 to $10.098271

Net assets, end of period                            $             34,155,285  $             29,734,149    $            11,482,174

Investment income ratio*                                                 0.00%                     0.00%                      0.00%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                              4.17% TO 5.85%          19.75% to 28.42%        (24.39%) to (19.21%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 INTERNATIONAL SMALL CAP TRUST A
                           -------------------------------------------------------------------------------------------------------
                                   2004                        2003                       2002                    2001
                           ------------------------   ------------------------  -----------------------    -----------------------
Units, beginning of period                7,269,054                 7,906,160                 9,953,578                 11,973,322
Units issued                              1,610,404                 1,672,494                 6,021,668                 14,337,064
Units redeemed                           (2,165,305)               (2,309,600)               (8,069,086)               (16,356,808)
                           ------------------------   ------------------------  -----------------------    -----------------------

Units, end of period                      6,714,153                 7,269,054                 7,906,160                  9,953,578
                           ========================   ========================  =======================    =======================

Unit value                 $10.063969 TO $19.174442   $8.460002 to $16.062039   $5.556362 to $10.512423    $6.790288 to $12.802022

Net assets, end of period  $            122,001,169   $           111,030,873   $            79,096,093    $           121,449,107

Investment income ratio*                       0.12%                     0.00%                     0.00%                      0.00%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                        18.78% TO 20.52%          52.03% to 54.25%       (18.29%) to (17.10%)        (32.30%) to (6.50%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        INTERNATIONAL SMALL CAP TRUST B
                                               ---------------------------------------------------------------------------------
                                                         2004                       2003                          2002
                                               ------------------------   ------------------------       -----------------------
Units, beginning of period                                    1,415,110                    475,964                             0
Units issued                                                  2,346,466                  2,228,980                     4,698,900
Units redeemed                                               (1,639,208)                (1,289,834)                   (4,222,936)
                                               ------------------------   ------------------------       -----------------------

Units, end of period                                          2,122,368                  1,415,110                       475,964
                                               ========================   ========================       =======================

Unit value                                     $17.746163 TO $21.319236   $14.964601 to $17.986631       $9.856697 to $10.206568

Net assets, end of period                      $             38,395,531   $             21,492,310       $             4,749,217

Investment income ratio*                                           0.08%                      0.00%                         0.00%

Expense ratio, lowest to highest**                        0.45% TO 2.05%             0.45% to 2.05%                0.45% to 1.90%

Total return, lowest to highest***                      18.41% TO 20.32%           43.80% to 54.04%           (21.15%) to (18.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             PACIFIC RIM EMERGING MARKETS TRUST A
                              --------------------------------------------------------------------------------------------------
                                       2004                      2003                     2002                     2001
                              -----------------------  -----------------------  -----------------------  -----------------------
Units, beginning of period                  4,610,424                4,697,629                5,504,185                6,488,328
Units issued                                2,171,053                2,658,863               18,214,307               24,024,825
Units redeemed                             (2,439,231)              (2,746,068)             (18,570,863)             (25,458,968)
                              -----------------------  -----------------------  -----------------------  -----------------------

Units, end of period                        4,342,246                4,610,424                4,697,629                5,054,185
                              =======================  =======================  =======================  =======================

Unit value                    $9.825937 TO $16.166820  $8.536943 to $14.067127  $6.161288 to $10.167731  $7.154529 to $11.824607

Net assets, end of period     $            45,135,643  $            41,381,634  $            30,140,478  $            37,254,151

Investment income ratio*                         0.45%                    0.15%                    0.12%                    0.41%

Expense ratio, lowest
 to highest**                           0.45% TO 1.90%           0.45% to 1.90%           0.45% to 1.90%           1.40% to 1.90%

Total return, lowest
 to highest***                        14.70% TO 16.37%         38.07% to 40.09%      (14.18%) to (12.93%)      (20.30%) to (5.40%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         PACIFIC RIM EMERGING MARKETS TRUST B
                                     -----------------------------------------------------------------------------
                                               2004                       2003                      2002
                                     ------------------------   ------------------------   -----------------------
Units, beginning of period                          1,301,100                    415,749                         0
Units issued                                        2,071,258                  4,480,850                 2,486,091
Units redeemed                                     (1,753,324)                (3,595,499)               (2,070,342)
                                     ------------------------   ------------------------   -----------------------

Units, end of period                                1,619,034                  1,301,100                   415,749
                                     ========================   ========================   =======================

Unit value                           $15.636854 TO $20.920290   $13.645273 to $18.264938   $9.896593 to $10.687117

Net assets, end of period            $             26,155,337   $             18,416,249   $             4,205,991

Investment income ratio*                                 0.34%                      0.21%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***            14.42% TO 16.27%           37.88% to 46.31%       (20.83%) to (14.50%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               SCIENCE & TECHNOLOGY TRUST A
                            --------------------------------------------------------------------------------------------------
                                     2004                     2003                    2002                      2001
                            -----------------------  -----------------------  ----------------------   -----------------------
Units, beginning of period               35,764,832               35,077,566              43,964,781                44,055,621
Units issued                              3,362,656               14,724,177               9,118,236                15,725,413
Units redeemed                           (9,179,558)             (14,036,911)            (18,005,451)              (15,816,253)
                            -----------------------  -----------------------  ----------------------   -----------------------

Units, end of period                     29,947,930               35,764,832              35,077,566                43,964,781
                            =======================  =======================  ======================   =======================

Unit value                  $4.359175 TO $12.314482  $4.397877 to $12.380278  $2.975729 to $8.347636   $5.112469 TO $14.291433

Net assets, end of period   $           313,598,260  $           375,706,275  $          252,456,512   $           551,300,087

Investment income ratio*                       0.00%                    0.00%                   0.00%                     0.00%

Expense ratio, lowest
 to highest**                         0.45% TO 1.90%           0.45% to 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest
 to highest***                      (1.03%) TO 0.42%         47.57% to 49.72%     (41.88%) to (41.03%)      (48.92%) to (17.49%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             SCIENCE & TECHNOLOGY TRUST B
                                     ----------------------------------------------------------------------------
                                               2004                       2003                      2002
                                     ------------------------   ------------------------   ----------------------
Units, beginning of period                          4,628,650                  1,196,437                        0
Units issued                                        4,110,722                  4,688,047                1,643,810
Units redeemed                                     (3,848,895)                (1,255,834)                (447,373)
                                     ------------------------   ------------------------   ----------------------

Units, end of period                                4,890,477                  4,628,650                1,196,437
                                     ========================   ========================   ======================

Unit value                           $10.811722 TO $15.992651   $10.906148 to $16.180953   $7.368796 to $9.366646

Net assets, end of period            $             63,235,574   $             60,374,420   $           10,721,724

Investment income ratio*                                 0.00%                      0.00%                    0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to highest***            (1.26%) TO 0.33%           29.36% to 49.79%      (41.05%) to (25.07%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               EMERGING SMALL COMPANY TRUST A
                             ---------------------------------------------------------------------------------------------------
                                      2004                      2003                    2002                      2001
                             -----------------------  -----------------------  -----------------------   -----------------------
Units, beginning of period                11,131,014               11,412,016               11,986,788                11,228,885
Units issued                               1,565,086                5,192,041                5,448,161                 6,887,567
Units redeemed                            (3,492,126)              (5,473,043)              (6,022,933)               (6,129,664)
                             -----------------------  -----------------------  -----------------------   -----------------------

Units, end of period                       9,203,974               11,131,014               11,412,016                11,986,788
                             =======================  =======================  =======================   =======================

Unit value                   $8.742929 TO $18.836146  $7.978493 to $17.129022  $5.810609 to $12.431278   $8.352524 to $17.806889

Net assets, end of period    $           151,793,639  $           166,790,443  $           125,631,402   $           193,832,310

Investment income ratio*                        0.00%                    0.00%                    0.00%                     0.00%

Expense ratio, lowest
 to highest**                          0.45% TO 1.90%           0.45% to 1.90%           0.45% to 1.90%            0.45% to 1.90%

Total return, lowest
 to highest***                        9.42% TO 11.02%         37.10% to 39.10%      (30.54%) to (29.52%)       (27.44%) to (3.05%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            EMERGING SMALL COMPANY TRUST B
                                     ----------------------------------------------------------------------------
                                               2004                       2003                     2002
                                     ------------------------   ------------------------   ----------------------
Units, beginning of period                          4,424,233                  1,466,541                        0
Units issued                                        3,683,207                  3,983,819                1,726,040
Units redeemed                                     (3,430,350)                (1,026,127)                (259,499)
                                     ------------------------   ------------------------   ----------------------

Units, end of period                                4,677,090                  4,424,233                1,466,541
                                     ========================   ========================   ======================

Unit value                           $13.607657 TO $17.641824   $12.428445 to $16.161563   $9.058585 to $9.616734

Net assets, end of period            $             66,352,895   $             57,407,534   $           13,889,803

Investment income ratio*                                 0.00%                      0.00%                    0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to highest***             9.05% TO 10.81%           29.21% to 38.85%      (27.53%) to (23.07%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                AGGRESSIVE GROWTH TRUST A
                            --------------------------------------------------------------------------------------------------
                                     2004                     2003                     2002                      2001
                            -----------------------  -----------------------  ----------------------   -----------------------
Units, beginning of period               16,963,540               18,762,718              21,262,375                20,373,780
Units issued                              1,226,506                5,222,131               8,001,989                 8,883,520
Units redeemed                           (4,424,074)              (7,021,309)            (10,501,646)               (7,994,925)
                            -----------------------  -----------------------  ----------------------   -----------------------

Units, end of period                     13,765,972               16,963,540              18,762,718                21,262,375
                            =======================  =======================  ======================   =======================

Unit value                  $8.468944 TO $12.971720  $7.888253 to $12.039961  $5.996302 to $9.120311   $8.132426 to $12.326027

Net assets, end of period   $           167,786,358  $           192,449,906  $          161,507,826   $           248,529,379

Investment income ratio*                       0.00%                    0.00%                   0.00%                     0.00%

Expense ratio, lowest
 to highest**                         0.45% TO 1.90%           0.45% to 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest
 to highest***                        7.20% TO 8.77%         31.36% to 33.27%     (26.38%) to (25.30%)      (27.97%) to (10.95%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               AGGRESSIVE GROWTH TRUST B
                                     ----------------------------------------------------------------------------
                                               2004                       2003                      2002
                                     ------------------------   ------------------------   ----------------------
Units, beginning of period                          2,668,436                  1,398,896                        0
Units issued                                        1,913,951                  2,223,687                1,543,409
Units redeemed                                     (1,780,446)                  (954,147)                (144,513)
                                     ------------------------   ------------------------   ----------------------

Units, end of period                                2,801,941                  2,668,436                1,398,896
                                     ========================   ========================   ======================

Unit value                           $13.370729 TO $16.822036   $12.447664 to $15.707903   $9.474119 to $9.629662

Net assets, end of period            $             37,805,146   $             33,516,213   $           13,349,827

Investment income ratio*                                 0.00%                      0.00%                    0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to highest***              6.99% TO 8.72%           25.58% to 32.97%      (24.21%) to (22.96%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               INTERNATIONAL STOCK TRUST A
                            --------------------------------------------------------------------------------------------------
                                     2004                     2003                    2002                      2001
                            -----------------------  -----------------------  ----------------------   -----------------------
Units, beginning of period                8,135,549                9,199,690               9,754,386                 9,408,723
Units issued                                779,028                1,861,539              13,713,573                13,798,624
Units redeemed                           (1,863,666)              (2,925,680)            (14,268,269)              (13,452,961)
                            -----------------------  -----------------------  ----------------------   -----------------------

Units, end of period                      7,050,911                8,135,549               9,199,690                 9,754,386
                            =======================  =======================  ======================   =======================

Unit value                  $9.663241 TO $13.198278  $8.507707 to $11.579330  $6.645829 to $9.013656   $8.636273 to $11.672280

Net assets, end of period   $            88,831,971  $            90,088,588  $           79,352,642   $           109,170,001

Investment income ratio*                       0.83%                    0.51%                   0.46%                     0.20%

Expense ratio, lowest
 to highest**                         0.45% TO 1.90%           0.45% to 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest
 to highest***                      13.41% TO 15.07%         27.82% to 29.69%     (23.16%) to (22.04%)       (22.91%) to (6.92%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             INTERNATIONAL STOCK TRUST B
                                     ----------------------------------------------------------------------------
                                              2004                        2003                     2002
                                     ------------------------   ------------------------   ----------------------
Units, beginning of period                          1,933,496                  1,172,215                        0
Units issued                                        1,408,039                 11,460,934               11,078,165
Units redeemed                                     (1,300,553)               (10,699,653)              (9,905,950)
                                     ------------------------   ------------------------   ----------------------

Units, end of period                                2,040,982                  1,933,496                1,172,215
                                     ========================   ========================   ======================

Unit value                           $13.976842 TO $18.435878   $12.349503 to $16.297528   $9.662625 to $9.962987

Net assets, end of period            $             29,022,125   $             24,222,398   $           11,416,476

Investment income ratio*                                 0.62%                      0.73%                    0.02%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to highest***            13.01% TO 14.83%           27.81% to 30.55%      (22.70%) to (20.30%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                QUANTITATIVE EQUITY TRUST A
                            ----------------------------------------------------------------------------------------------------
                                     2004                      2003                     2002                      2001
                            -----------------------   -----------------------  -----------------------   -----------------------
Units, beginning of period                8,319,231                10,440,916               14,503,278                14,878,539
Units issued                                 85,920                 4,699,385                3,854,344                 7,087,792
Units redeemed                           (8,405,151)               (6,821,070)              (7,916,706)               (7,463,053)
                            -----------------------   -----------------------  -----------------------   -----------------------

Units, end of period                              0                 8,319,231               10,440,916                14,503,278
                            =======================   =======================  =======================   =======================

Unit value                  $7.822587 TO $16.606397   $7.886786 to $16.723266  $6.496049 to $13.726237   $9.154017 to $19.274831

Net assets, end of period   $                     0   $           120,733,136  $           124,368,566   $           247,082,790

Investment income ratio*                       1.00%                     0.67%                    0.33%                     0.29%

Expense ratio, lowest
 to highest**                         0.45% TO 1.90%            0.45% to 1.90%           0.45% to 1.90%            0.45% to 1.90%

Total return, lowest
 to highest***                     (0.86%) TO (0.39%)         21.23% to 23.00%      (29.14%) to (28.11%)      (26.08%) to (10.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              QUANTITATIVE EQUITY TRUST B
                                     -----------------------------------------------------------------------------
                                               2004                       2003                      2002
                                     ------------------------   ------------------------   -----------------------
Units, beginning of period                            486,914                    307,295                         0
Units issued                                           43,702                  1,102,617                   382,529
Units redeemed                                       (530,616)                  (922,998)                  (75,234)
                                     ------------------------   ------------------------   -----------------------

Units, end of period                                        0                    486,914                   307,295
                                     ========================   ========================   =======================

Unit value                           $10.952168 TO $14.732798   $11.046153 to $14.874007   $9.100413 to $10.151783

Net assets, end of period            $                      0   $              5,781,310   $             3,014,669

Investment income ratio*                                 0.74%                      0.98%                     0.01%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***           (0.98%) TO (0.46%)          18.91% to 22.84%       (27.20%) to (18.79%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        VALUE TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                     2002                       2001
                            ------------------------  ------------------------  -----------------------   ------------------------
Units, beginning of period                11,855,766                15,182,537               16,438,592                  9,465,352
Units issued                               2,542,230                 1,956,882                5,175,553                 13,297,434
Units redeemed                            (3,029,871)               (5,283,653)              (6,431,608)                (6,324,194)
                            ------------------------  ------------------------  -----------------------   ------------------------

Units, end of period                      11,368,125                11,855,766               15,182,537                 16,438,592
                            ========================  ========================  =======================   ========================

Unit value                  $13.919071 TO $20.727331  $12.317400 to $18.250518  $9.046893 to $13.337895   $11.944310 to $17.521564

Net assets, end of period   $            215,147,264  $            197,921,279  $           185,855,695   $            267,152,496

Investment income ratio*                        0.55%                     1.27%                    0.85%                      0.54%

Expense ratio, lowest
 to highest**                          0.45% TO 1.90%            0.45% to 1.90%           0.45% to 1.90%             0.45% to 1.90%

Total return, lowest
 to highest***                       13.00% TO 14.66%          36.15% to 38.14%      (24.26%) to (23.15%)          (4.45%) to 2.95%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    VALUE TRUST B
                                     ----------------------------------------------------------------------------
                                               2004                       2003                      2002
                                     ------------------------   ------------------------   ----------------------
Units, beginning of period                          2,081,948                  1,171,327                        0
Units issued                                        3,281,441                  1,609,627                1,443,692
Units redeemed                                     (2,283,628)                  (699,006)                (272,365)
                                     ------------------------   ------------------------   ----------------------

Units, end of period                                3,079,761                  2,081,948                1,171,327
                                     ========================   ========================   ======================

Unit value                           $14.558218 TO $18.447390   $12.898462 to $16.352424   $9.484479 to $9.618617

Net assets, end of period                          45,452,011   $             27,116,533   $           11,154,001

Investment income ratio*                                 0.35%                      1.63%                    0.03%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to highest***            12.70% TO 14.52%           30.73% to 37.98%      (24.12%) to (23.05%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                REAL ESTATE SECURITIES TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                 7,482,688                 7,927,546                 5,414,699                 3,687,770
Units issued                               2,051,678                 1,875,751                 6,920,218                 5,189,185
Units redeemed                            (2,410,666)               (2,320,609)               (4,407,371)               (3,462,256)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                       7,123,700                 7,482,688                 7,927,546                 5,414,699
                            ========================  ========================  ========================  ========================

Unit value                  $22.063526 TO $25.460516  $17.031078 to $19.555029  $12.429938 to $14.251467  $12.171588 to $14.088482

Net assets, end of period   $            173,731,258  $            140,549,733  $            108,728,937  $             73,831,187

Investment income ratio*                        2.35%                     2.60%                     2.79%                     2.72%

Expense ratio, lowest
 to highest**                          0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest
 to highest***                       29.55% TO 31.44%          36.53% to 38.52%            0.65% to 2.12%          (0.85%) to 2.70%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             REAL ESTATE SECURITIES TRUST B
                                     ------------------------------------------------------------------------------
                                               2004                       2003                       2002
                                     ------------------------   ------------------------   ------------------------
Units, beginning of period                          4,457,318                  2,351,590                          0
Units issued                                        5,031,505                  2,711,985                  2,848,902
Units redeemed                                     (3,718,668)                  (606,257)                  (497,312)
                                     ------------------------   ------------------------   ------------------------

Units, end of period                                5,770,155                  4,457,318                  2,351,590
                                     ========================   ========================   ========================

Unit value                           $20.243721 TO $22.499805   $15.682026 to $17.360006   $11.806602 to $12.702902

Net assets, end of period            $            123,183,220   $             73,356,359   $             28,214,076

Investment income ratio*                                 1.73%                      3.36%                      0.07%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***            29.09% TO 31.18%           25.46% to 38.31%           (5.55%) to 1.62%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      BALANCED TRUST A
                            ----------------------------------------------------------------------------------------------------
                                     2004                      2003                     2002                      2001
                            -----------------------   -----------------------  -----------------------   -----------------------
Units, beginning of period                5,211,680                 5,900,963                6,267,752                 5,961,983
Units issued                                457,840                 1,122,556                1,881,850                 1,829,240
Units redeemed                           (5,669,520)               (1,811,839)              (2,248,639)               (1,523,471)
                            -----------------------   -----------------------  -----------------------   -----------------------

Units, end of period                              0                 5,211,680                5,900,963                 6,267,752
                            =======================   =======================  =======================   =======================

Unit value                  $9.291205 TO $11.923241   $9.384581 to $12.029110  $8.355296 to $10.672379   $9.928886 to $12.637994

Net assets, end of period   $                     0   $            58,929,449  $            59,277,292   $            74,758,243

Investment income ratio*                       2.48%                     2.52%                    2.63%                     2.14%

Expense ratio, lowest
 to highest**                         0.45% TO 1.90%            0.45% to 1.90%           0.45% to 1.90%            0.45% to 1.90%

Total return, lowest
 to highest***                     (1.04%) TO (0.57%)         12.15% to 13.79%      (15.97%) to (14.75%)       (15.65%) to (5.11%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     BALANCED TRUST B
                                     ------------------------------------------------------------------------------
                                               2004                       2003                      2002
                                     ------------------------   ------------------------   ------------------------
Units, beginning of period                          1,381,294                    535,352                          0
Units issued                                          310,442                  1,179,778                    645,386
Units redeemed                                     (1,691,736)                  (333,836)                  (110,034)
                                     ------------------------   ------------------------   ------------------------

Units, end of period                                        0                  1,381,294                    535,352
                                     ========================   ========================   ========================

Unit value                           $11.829603 TO $13.615608   $11.953196 to $13.771545   $10.643258 to $11.353878

Net assets, end of period            $                      0   $             17,210,520   $              5,941,864

Investment income ratio*                                 2.50%                      3.19%                      0.46%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***           (1.17%) TO (0.64%)          10.10% to 13.66%         (14.85%) to (9.17%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        HIGH YIELD TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                     2002                       2001
                            ------------------------  ------------------------  -----------------------   ------------------------
Units, beginning of period                16,032,130                12,189,072               11,000,013                  9,231,805
Units issued                               5,222,351                12,879,311               11,010,152                 10,474,386
Units redeemed                            (8,719,122)               (9,036,253)              (9,821,093)                (8,706,178)
                            ------------------------  ------------------------  -----------------------   ------------------------

Units, end of period                      12,535,359                16,032,130               12,189,072                 11,000,013
                            ========================  ========================  =======================   ========================

Unit value                  $13.065633 TO $15.481606  $11.972562 to $14.136722  $9.790451 to $11.519811   $10.698741 to $12.544550

Net assets, end of period   $            186,475,958  $            217,897,123  $           135,503,987   $            133,703,955

Investment income ratio*                        5.11%                     5.25%                    9.05%                     10.36%

Expense ratio, lowest
 to highest**                          0.45% TO 1.90%            0.45% to 1.90%           0.45% to 1.90%             0.45% to 1.90%

Total return, lowest
 to highest***                        8.97% TO 10.56%          22.11% to 23.89%        (8.63%) to (7.29%)        (12.80%) to (4.10%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   HIGH YIELD TRUST B
                                     ------------------------------------------------------------------------------
                                               2004                       2003                       2002
                                     ------------------------   ------------------------   ------------------------
Units, beginning of period                          6,901,397                  1,634,575                          0
Units issued                                        7,139,800                  9,603,715                  2,514,044
Units redeemed                                     (6,252,244)                (4,336,893)                  (879,469)
                                     ------------------------   ------------------------   ------------------------

Units, end of period                                7,788,953                  6,901,397                  1,634,575
                                     ========================   ========================   ========================

Unit value                           $14.895606 TO $16.093830   $13.716878 to $14.584494   $11.370655 to $11.795820

Net assets, end of period            $            120,087,018   $             97,676,974   $             18,965,099

Investment income ratio*                                 3.83%                      5.55%                      2.32%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***             8.59% TO 10.35%            9.74% to 23.64%          (9.03%) to (5.63%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            LIFESTYLE AGGRESSIVE 1000 TRUST A
                            -----------------------------------------------------------------------------------------------------
                                      2004                      2003                    2002                       2001
                            ------------------------  ------------------------  ----------------------   ------------------------
Units, beginning of period                10,288,002                 8,668,429               7,885,558                  5,617,693
Units issued                               3,645,473                 2,978,442               2,591,995                  3,167,530
Units redeemed                            (2,210,298)               (1,358,869)             (1,809,124)                  (899,665)
                            ------------------------  ------------------------  ----------------------   ------------------------

Units, end of period                      11,723,177                10,288,002               8,668,429                  7,885,558
                            ========================  ========================  ======================   ========================

Unit value                  $11.862395 TO $15.146219  $10.402017 to $13.235054  $7.846184 to $9.948297   $10.070301 to $12.723595

Net assets, end of period   $            168,003,807  $            128,410,920  $           81,126,941   $             95,035,178

Investment income ratio*                        0.71%                     0.40%                   0.81%                      4.10%

Expense ratio, lowest
 to highest**                          0.45% TO 1.90%            0.45% to 1.90%          0.45% to 1.90%             0.45% to 1.90%

Total return, lowest
 to highest***                       13.87% TO 15.54%          32.38% to 34.31%     (22.20%) to (21.06%)        (17.24%) to (5.20%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             LIFESTYLE AGGRESSIVE 1000 TRUST B
                                     -----------------------------------------------------------------------------
                                               2004                       2003                      2002
                                     ------------------------   ------------------------   -----------------------
Units, beginning of period                         10,009,484                  2,580,939                         0
Units issued                                       14,668,234                  8,230,202                 2,744,346
Units redeemed                                     (8,447,243)                  (801,657)                 (163,407)
                                     ------------------------   ------------------------   -----------------------

Units, end of period                               16,230,475                 10,009,484                 2,580,939
                                     ========================   ========================   =======================

Unit value                           $15.062247 TO $18.146230   $13.227795 to $15.944168   $9.992622 to $10.085357

Net assets, end of period            $            247,350,540   $            133,575,232   $            25,831,354

Investment income ratio*                                 0.55%                      0.35%                     0.03%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***            13.70% TO 15.54%           27.47% to 34.31%       (20.06%) to (19.32%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 LIFESTYLE GROWTH 820 TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                     2002                       2001
                            ------------------------  ------------------------  -----------------------   ------------------------
Units, beginning of period                40,468,735                37,144,305               32,268,748                 22,642,561
Units issued                              10,868,377                 8,122,016               11,002,122                 12,489,210
Units redeemed                            (8,313,847)               (4,797,586)              (6,126,565)                (2,863,023)
                            ------------------------  ------------------------  -----------------------   ------------------------

Units, end of period                      43,023,265                40,468,735               37,144,305                 32,268,748
                            ========================  ========================  =======================   ========================

Unit value                  $12.807137 TO $17.363307  $11.374440 to $15.366925  $8.934824 to $12.028869   $10.804923 to $14.495682

Net assets, end of period   $            683,979,444  $            570,549,874  $           410,561,178   $             37,103,391

Investment income ratio*                        1.33%                     1.18%                    2.19%                      4.84%

Expense ratio, lowest
 to highest**                          0.45% TO 1.90%            0.45% to 1.90%           0.45% to 1.90%             0.45% to 1.90%

Total return, lowest
 to highest***                       12.43% TO 14.07%          27.11% to 28.97%      (17.43%) to (16.22%)        (12.66%) to (3.45%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               LIFESTYLE GROWTH 820 TRUST B
                                      ------------------------------------------------------------------------------
                                                2004                       2003                       2002
                                      ------------------------   ------------------------   ------------------------
Units, beginning of period                          44,470,674                 10,923,916                          0
Units issued                                       148,557,244                 34,791,382                 11,378,337
Units redeemed                                     (65,254,374)                (1,244,624)                  (454,421)
                                      ------------------------   ------------------------   ------------------------

Units, end of period                               127,773,544                 44,470,674                 10,923,916
                                      ========================   ========================   ========================

Unit value                            $15.124169 TO $17.066334   $13.417365 to $15.185956   $10.537942 to $10.751721

Net assets, end of period             $          1,952,965,179   $            603,952,682   $            116,383,251

Investment income ratio*                                  0.70%                      1.14%                      0.06%

Expense ratio, lowest to highest**               0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***             12.27% TO 14.08%           21.41% to 28.86%        (15.70%) to (13.99%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 LIFESTYLE BALANCED 640 TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                      2003                        2002                       2001
                           ------------------------  ------------------------   ------------------------  ------------------------
Units, beginning of period               43,678,154                39,839,424                 31,629,891                22,027,740
Units issued                             11,757,592                10,169,800                 14,577,277                12,773,043
Units redeemed                           (8,781,031)               (6,331,070)                (6,367,744)               (3,130,892)
                           ------------------------  ------------------------   ------------------------  ------------------------

Units, end of period                     46,653,598                43,678,154                 39,839,424                31,629,891
                           ========================  ========================   ========================  ========================

Unit value                 $13.796388 TO $18.749859  $12.377588 to $16.754333   $10.165146 to $13.704682  $11.493504 to $15.433664

Net assets, end of period  $            789,746,066  $            661,608,444   $            495,557,446  $            452,066,345

Investment income ratio*                       2.09%                     2.34%                      3.26%                     5.03%

Expense ratio, lowest to
 highest**                            0.45% TO 1.90%            0.45% to 1.90%             0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
 highest***                         11.35% TO 12.98%          21.64% to 23.42%        (11.65%) to (10.35%)          (8.05%)to(2.36%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   LIFESTYLE BALANCED 640 TRUST B
                            ------------------------------------------------------------------------------
                                      2004                       2003                       2002
                            ------------------------   ------------------------   ------------------------
Units, beginning of period                48,853,728                 13,727,140                          0
Units issued                             137,648,730                 37,182,352                 13,950,984
Units redeemed                           (60,961,602)                (2,055,764)                  (223,844)
                            ------------------------   ------------------------   ------------------------

Units, end of period                     125,540,856                 48,853,728                 13,727,140
                            ========================   ========================   ========================

Unit value                  $15.209160 TO $16.155343   $13.634469 to $14.526297   $11.180582 to $11.423888

Net assets, end of period   $          1,929,169,904   $            674,020,791   $            155,304,071

Investment income ratio*                        1.16%                      2.37%                      0.11%

Expense ratio, lowest to
 highest**                             0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to
 highest***                         11.10% TOP 12.90%           16.13% to 23.42%         (10.56%) to (5.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 LIFESTYLE MODERATE 460 TRUST A
                            ------------------------------------------------------------------------------------------------------
                                    2004                      2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                15,778,860                15,045,263                10,955,088                 8,470,782
Units issued                               4,234,474                 4,239,428                 7,362,784                 4,175,166
Units redeemed                            (4,840,444)               (3,505,831)               (3,272,609)               (1,690,860)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                      15,172,890                15,778,860                15,045,263                10,955,088
                            ========================  ========================  ========================  ========================

Unit value                  $14.281197 TO $19.484176  $13.095398 to $17.794866  $11.315989 to $15.315540  $12.006535 to $16.185243

Net assets, end of period   $            268,252,914  $            254,597,753  $            208,678,078  $            165,653,944

Investment income ratio*                        2.72%                     3.01%                     3.40%                     5.41%

Expense ratio, lowest to
 highest**                             0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
 highest***                           8.95% TO 10.54%          15.61% to 17.30%         (5.85%) to (4.47%)        (3.95%) to (1.42%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            LIFESTYLE MODERATE 460 TRUST B
                                    ------------------------------------------------------------------------------
                                            2004                       2003                       2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                        18,782,566                  5,869,403                          0
Units issued                                      39,532,258                 14,474,779                  6,137,859
Units redeemed                                   (20,626,843)                (1,561,616)                  (268,456)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                              37,687,981                 18,782,566                  5,869,403
                                    ========================   ========================   ========================

Unit value                          $14.954394 TO $15.534425   $13.726448 to $14.055820   $11.849812 to $11.983146

Net assets, end of period           $            566,888,895   $            258,689,422   $             69,762,562

Investment income ratio*                                1.59%                      3.31%                      0.17%

Expense ratio, lowest to highest**             0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***            8.78% TO 10.54%           11.08% to 17.30%          (5.20%) to (4.13%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               LIFESTYLE CONSERVATIVE 280 TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                 8,694,983                 9,468,995                 6,695,670                 4,788,787
Units issued                               3,924,826                 3,574,566                 5,362,317                 3,306,433
Units redeemed                            (3,640,179)               (4,348,578)               (2,588,992)               (1,399,550)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                       8,979,630                 8,694,983                 9,468,995                 6,695,670
                            ========================  ========================  ========================  ========================

Unit value                  $14.551671 TO $19.718253  $13.658793 to $18.415805  $12.478970 to $16.741166  $12.503081 to $16.689833

Net assets, end of period   $            162,470,887  $            147,502,755  $            146,341,361  $            105,738,771

Investment income ratio*                        3.36%                     3.97%                     3.08%                     4.28%

Expense ratio, lowest to
 highest**                             0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
 highest***                            6.54% TO 8.10%           9.45% to 11.05%          (0.19%) to 1.27%            0.02% to 2.76%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            LIFESTYLE CONSERVATIVE 280 TRUST B
                                    ------------------------------------------------------------------------------
                                              2004                       2003                       2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                         9,758,062                  3,504,151                          0
Units issued                                      19,159,041                  8,914,252                  3,860,984
Units redeemed                                   (11,616,284)                (2,660,341)                  (356,833)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                              17,300,819                  9,758,062                  3,504,151
                                    ========================   ========================   ========================

Unit value                          $14.091319 TO $15.078992   $13.255928 to $13.959339   $12.455071 to $12.570409

Net assets, end of period           $            253,058,842   $            133,685,859   $             43,758,875

Investment income ratio*                                2.12%                      4.20%                      0.25%

Expense ratio, lowest to highest**             0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***             6.30% TO 8.02%            6.05% to 11.05%           (0.36%) to 0.56%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 SMALL COMPANY VALUE TRUST A
                            ----------------------------------------------------------------------------- ------------------------
                                      2004                      2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------- ------------------------
Units, beginning of period                15,205,749                16,010,391                 9,912,518                 4,807,888
Units issued                               3,530,167                 7,333,926                17,802,268                13,059,190
Units redeemed                            (4,369,305)               (8,138,568)              (11,704,395)               (7,954,560)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                      14,366,611                15,205,749                16,010,391                 9,912,518
                            ========================  ========================  ========================  ========================

Unit value                  $18.738753 TO $20.883351  $15.255705 to $16.976139  $11.631943 to $12.924339  $12.602235 to $13.981425

Net assets, end of period   $            281,190,292  $            241,376,374  $            193,031,852  $            129,266,865

Investment income ratio*                        0.16%                     0.41%                     0.29%                     0.14%

Expense ratio, lowest to
 highest**                             0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
 highest***                          22.83% TO 24.63%          31.15% to 33.07%         (7.70%) to (6.35%)           0.82% to 6.06%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                SMALL COMPANY VALUE TRUST B
                                     --------------------------------------------------------------------------------
                                               2004                        2003                        2002
                                     ------------------------    ------------------------    ------------------------
Units, beginning of period                          8,705,019                   4,130,323                           0
Units issued                                        8,448,759                   6,202,403                   5,004,133
Units redeemed                                     (6,000,883)                  1,627,707)                   (873,810)
                                     ------------------------    ------------------------    ------------------------

Units, end of period                               11,152,895                   8,705,019                   4,130,323
                                     ========================    ========================    ========================

Unit value                           $16.382482 TO $18.722545    $13.364515 to $15.281139    $10.197768 to $11.505543

Net assets, end of period            $            189,901,972    $            120,317,623    $             43,168,147

Investment income ratio*                                 0.08%                       0.58%                       0.01%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 2.05%              0.45% to 1.90%

Total return, lowest to highest***            22.40% TO 24.38%            22.17% to 32.96%          (18.42%) to (7.96%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       INTERNATIONAL VALUE TRUST A
                            ----------------------------------------------------------------------------------------------------
                                      2004                      2003                    2002                      2001
                            ------------------------  ------------------------  ----------------------  ------------------------
Units, beginning of period                11,406,550                10,361,088               7,152,751                 4,861,051
Units issued                               3,063,895                 4,448,760              11,203,326                 7,172,267
Units redeemed                            (2,503,403)               (3,403,298)             (7,994,989)               (4,880,567)
                            ------------------------  ------------------------  ----------------------  ------------------------

Units, end of period                      11,967,042                11,406,550              10,361,088                 7,152,751
                            ========================  ========================  ======================  ========================

Unit value                  $14.400513 TO $16.452869  $12.045466 to $13.769068  $8.453467 to $9.667908  $10.459987 to $11.968682

Net assets, end of period   $            175,648,455  $            139,826,546  $           89,056,992  $             75,552,701

Investment income ratio*                        1.21%                     0.82%                   0.78%                     1.02%

Expense ratio, lowest to
 highest**                             0.45% TO 1.90%            0.45% to 1.90%          0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to
 highest***                          19.25% TO 21.00%          42.14% to 44.21%     (19.39%) to (18.21%)       (11.45%) to (4.25%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                INTERNATIONAL VALUE TRUST B
                                     -------------------------------------------------------------------------------
                                               2004                        2003                       2002
                                     ------------------------    -------------------------   -----------------------
Units, beginning of period                          6,546,959                   3,037,391                          0
Units issued                                        6,889,921                   8,369,939                  9,698,755
Units redeemed                                     (4,587,091)                 (4,860,371)                (6,661,364)
                                     ------------------------    -------------------------   -----------------------

Units, end of period                                8,849,789                   6,546,959                  3,037,391
                                     ========================    =========================   =======================

Unit value                           $16.484112 TO $20.584902    $13.842199 to $17.294424    $9.761622 to $10.320663

Net assets, end of period            $            149,346,273    $             92,299,899    $            29,993,937

Investment income ratio*                                 0.88%                       1.11%                      0.07%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***            18.91% TO 20.83%            38.26% to 43.87%        (21.91%) to (17.43%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (Continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 SMALL COMPANY BLEND TRUST A
                            -------------------------------------------------------------------------------------------------
                                      2004                     2003                     2002                    2001
                            -----------------------  ------------------------ ----------------------  -----------------------
Units, beginning of period               10,128,267               10,247,994               9,038,221                6,632,660
Units issued                              1,379,479                6,014,711               9,020,128                6,129,954
Units redeemed                           (2,997,321)              (6,134,438)             (7,810,355)              (3,724,393)
                            -----------------------  -----------------------  ----------------------  -----------------------

Units, end of period                      8,510,425               10,128,267              10,247,994                9,038,221
                            =======================  =======================  ======================  =======================

Unit value                  $9.778392 TO $12.975896  $9.283714 to $12.276306  $6.762279 to $8.913306  $9.244249 to $12.178671

Net assets, end of period   $           108,017,121  $           121,707,808  $           89,479,139  $           107,671,859

Investment income ratio*                       0.00%                    0.00%                   0.20%                    0.00%

Expense ratio, lowest to
 highest**                            0.45% TO 1.90%           0.45% to 1.90%          0.45% to 1.90%           0.45% to 1.90%

Total return, lowest to
 highest***                           5.17% TO 6.71%         37.08% to 39.08%     (26.96%) to (25.89%)      (14.70%) to (2.57%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to  Financial Statements (Continued)


6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 SMALL COMPANY BLEND TRUST B
                                      ------------------------------------------------------------------------------
                                              2004                        2003                      2002
                                      ------------------------    ------------------------    ----------------------
Units, beginning of period                           4,425,922                   1,692,425                         0
Units issued                                         3,628,183                   3,822,054                 1,962,478
Units redeemed                                      (2,941,842)                 (1,088,557)                 (270,053)
                                      ------------------------    ------------------------    ----------------------

Units, end of period                                 5,112,263                   4,425,922                 1,692,425
                                      ========================    ========================    ======================

Unit value                            $13.033916 TO $17.021248    $12.412061 to $16.217293    $9.059320 to $9.393008

Net assets, end of period             $             67,816,765    $             55,692,520    $           15,473,317

Investment income ratio*                                  0.00%                       0.00%                     0.00%

Expense ratio, lowest to highest**               0.45% TO 2.05%              0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***               4.85% TO 6.55%            29.65% to 39.01%       (27.53%) to (24.86%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     TOTAL RETURN TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                31,438,368                40,268,739                26,705,881                11,037,368
Units issued                               3,007,954                 5,541,297                24,661,523                21,593,399
Units redeemed                            (9,700,239)              (14,371,668)              (11,098,665)               (5,924,886)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                      24,745,701                31,438,368                40,268,739                26,705,881
                            ========================  ========================  ========================  ========================

Unit value                  $14.570278 TO $17.502768  $14.149209 to $16.751628  $13.731734 to $16.023311  $12.779035 to $14.697020

Net assets, end of period   $            400,815,043  $            492,908,807  $            610,596,879  $            377,177,799

Investment income ratio*                       3.85%                      2.91%                     2.55%                     3.34%

Expense ratio, lowest to
 highest**                            0.45% TO 1.90%             0.45% to 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
 highest***                           2.98% TO 4.48%             3.04% to 4.55%            7.46% to 9.02%            2.23% to 7.79%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   (Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  TOTAL RETURN TRUST B
                                     ------------------------------------------------------------------------------
                                               2004                       2003                       2002
                                     ------------------------   ------------------------   ------------------------
Units, beginning of period                         18,959,415                 11,099,623                          0
Units issued                                       11,131,700                 15,850,312                 12,152,904
Units redeemed                                    (11,138,892)                (7,990,520)                (1,053,281)
                                     ------------------------   ------------------------   ------------------------

Units, end of period                               18,952,223                 18,959,415                 11,099,623
                                     ========================   ========================   ========================

Unit value                           $12.840954 TO $14.607924   $12.518111 to $14.014008   $13.300010 to $13.423104

Net assets, end of period            $            268,236,053   $            260,586,543   $            147,945,968

Investment income ratio*                                 3.05%                      3.78%                      0.08%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***              2.58% TO 4.24%             0.14% to 4.40%             6.40% to 7.38%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      U.S. LARGE CAP A
                            ----------------------------------------------------------------------------------------------------
                                      2004                      2003                     2002                     2001
                            ------------------------  ------------------------  ----------------------  ------------------------
Units, beginning of period                23,693,053                26,102,894              24,789,891                17,820,303
Units issued                              11,769,170                 4,859,240               9,105,948                11,820,012
Units redeemed                            (6,279,013)               (7,269,081)             (7,792,945)               (4,850,424)
                            ------------------------  ------------------------  ----------------------  ------------------------

Units, end of period                      29,183,210                23,693,053              26,102,894                24,789,891
                            ========================  ========================  ======================  ========================

Unit value                  $12.210486 TO $13.326315  $11.365395 to $12.354355  $8.442592 to $9.140645  $11.489880 to $12.390130

Net assets, end of period   $            384,370,578  $            289,158,401  $          235,934,105  $            304,710,768

Investment income ratio*                        0.26%                     0.40%                   0.31%                     0.34%

Expense ratio, lowest to
 highest**                             0.45% TO 1.90%            0.45% to 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
 highest***                            7.33% TO 8.90%          34.49% to 36.45%     (26.60%) to (25.52%)        (8.08%) to (2.99%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  U.S. LARGE CAP B
                                     ------------------------------------------------------------------------------
                                                2004                        2003                      2002
                                     ------------------------    ------------------------    ----------------------
Units, beginning of period                          7,525,095                   4,071,162                         0
Units issued                                        6,019,128                   4,405,953                 4,283,570
Units redeemed                                     (4,522,152)                   (952,020)                 (212,408)
                                     ------------------------    ------------------------    ----------------------

Units, end of period                                9,022,071                   7,525,095                 4,071,162
                                     ========================    ========================    ======================

Unit value                           $13.591728 TO $16.397272    $12.664320 to $15.324454    $9.419481 to $9.981983

Net assets, end of period            $            127,668,373    $             99,194,217    $           39,931,672

Investment income ratio*                                 0.20%                       0.63%                     0.01%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***              6.89% TO 8.62%            22.52% to 36.07%       (24.64%) to (20.14%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 MID CAP STOCK TRUST A
                           -------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                    2001
                           ------------------------- ------------------------- ------------------------ --------------------------
Units, beginning of period               13,462,623                11,484,771              10,524,971                  6,377,334
Units issued                              3,581,366                 4,480,710               5,366,072                  6,783,695
Units redeemed                           (3,850,249)               (2,502,858)             (4,406,272)                (2,636,058)
                           ------------------------  ------------------------  ----------------------   ------------------------

Units, end of period                     13,193,740                13,462,623              11,484,771                 10,524,971
                           ========================  ========================  ======================   ========================

Unit value                 $12.867467 TO $15.574551  $10.989664 to $13.308373  $7.849726 to $9.510684   $10.305876 to $12.492798

Net assets, end of period  $            173,906,340  $            151,615,593  $           92,119,372   $            109,651,843

Investment income ratio*                       0.00%                     0.00%                   0.00%                      0.00%

Expense ratio, lowest to
highest**                             0.45% TO 1.90%            0.45% to 1.90%          0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
highest***                          16.79% TO 18.50%          39.65% to 41.69%     (24.02%) to (22.91%)        (14.99%) to (0.06%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 MID CAP STOCK TRUST B
                                    -------------------------------------------------------------------------------
                                              2004                        2003                      2002
                                    -------------------------  -------------------------  -------------------------
Units, beginning of period                         5,521,155                  1,814,896                         0
Units issued                                       5,818,673                  4,268,123                 1,914,105
Units redeemed                                    (4,516,026)                  (561,864)                  (99,209)
                                    ------------------------   ------------------------   -----------------------

Units, end of period                               6,823,802                  5,521,155                 1,814,896
                                    ========================   ========================   =======================

Unit value                          $15.651048 TO $18.257144   $13.399635 to $15.677910   $9.595389 to $10.181352

Net assets, end of period           $            111,075,900   $             76,987,939   $            18,160,532

Investment income ratio*                                0.00%                      0.00%                     0.00%

Expense ratio, lowest to highest**             0.45% TO 2.05%             0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***           16.33% TO 18.22%           25.34% to 41.33%       (23.24%) to (18.55%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              GLOBAL ALLOCATION TRUST A
                           ------------------------------------------------------------------------------------------------------
                                     2004                      2003                       2002                    2001
                           ------------------------- ------------------------ ------------------------ --------------------------
Units, beginning of period                5,563,193                6,658,019               6,662,814                  3,156,953
Units issued                              1,292,050                1,056,420               2,452,984                  5,959,643
Units redeemed                           (1,197,032)              (2,151,246)             (2,457,779)                (2,453,782)
                           ------------------------  -----------------------  ----------------------   ------------------------

Units, end of period                      5,658,211                5,563,193               6,658,019                  6,662,814
                           ========================  =======================  ======================   ========================

Unit value                 $10.621190 TO $12.187943  $9.578808 to $10.997305  $7.702576 to $8.847644   $10.197351 to $11.719158

Net assets, end of period  $             60,918,382  $            53,960,907  $           51,969,623   $             68,409,194

Investment income ratio*                       1.02%                    0.49%                   0.00%                      0.11%

Expense ratio, lowest to
highest**                             0.45% TO 1.90%           0.45% to 1.90%          0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
highest***                          10.60% TO 12.22%         24.05% to 25.86%     (24.65%) to (23.55%)        (17.43%) to (6.25%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               GLOBAL ALLOCATION TRUST B
                                    ------------------------------------------------------------------------------
                                              2004                       2003                      2002
                                    ------------------------  -------------------------  -------------------------
Units, beginning of period                        1,378,780                    513,126                         0
Units issued                                      3,659,713                  1,187,079                   537,476
Units redeemed                                   (1,620,319)                  (321,425)                  (24,350)
                                    -----------------------   ------------------------   -----------------------

Units, end of period                              3,418,174                  1,378,780                   513,126
                                    =======================   ========================   =======================

Unit value                          13.183540 TO $16.375187   $11.911549 to $14.839803   $9.575126 to $10.220929

Net assets, end of period           $            47,200,628   $             17,237,566   $             5,167,433

Investment income ratio*                               0.58%                      0.66%                     0.00%

Expense ratio, lowest to highest**            0.45% TO 2.05%             0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***          10.24% TO 12.02%           18.64% to 25.90%       (23.40%) to (18.23%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               DYNAMIC GROWTH TRUST A
                           ---------------------------------------------------------------------------------------------------
                                     2004                    2003                    2002                      2001
                           ------------------------ ----------------------- ------------------------ -------------------------
Units, beginning of period              24,252,656              15,608,826              18,901,811                13,662,750
Units issued                             2,210,665              16,880,063               9,383,010                13,245,995
Units redeemed                          (6,332,475)             (8,236,233)            (12,675,995)               (8,006,934)
                           -----------------------  ----------------------  ----------------------   -----------------------

Units, end of period                    20,130,846              24,252,656              15,608,826                18,901,811
                           =======================  ======================  ======================   =======================

Unit value                 $4.489166 TO $10.397356  $4.149140 to $9.614621  $3.269019 to $7.578932   $4.639280 to $10.761173

Net assets, end of period  $            99,317,799  $          110,270,036  $           53,527,836   $            90,279,435

Investment income ratio*                      0.00%                   0.00%                   0.00%                     0.18%

Expense ratio, lowest to
highest**                            0.45% TO 1.90%          0.45% to 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
highest***                           7.92% TO 9.50%        26.61% to 28.45%     (29.71%) to (28.68%)      (49.84%) to (13.91%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  DYNAMIC GROWTH TRUST B
                                    -------------------------------------------------------------------------------
                                              2004                       2003                       2002
                                    -------------------------  -------------------------  -------------------------
Units, beginning of period                         3,026,235                    414,467                         0
Units issued                                       1,419,660                  3,175,306                   541,480
Units redeemed                                    (1,732,975)                  (563,538)                 (127,013)
                                    ------------------------   ------------------------   -----------------------

Units, end of period                               2,712,920                  3,026,235                   414,467
                                    ========================   ========================   =======================

Unit value                          $13.164527 TO $16.748775   $12.164875 to $15.523566   $9.578097 to $10.187105

Net assets, end of period           $             37,343,494   $             38,545,157   $             4,136,538

Investment income ratio*                                0.00%                      0.00%                     0.00%

Expense ratio, lowest to highest**             0.45% TO 2.05%             0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***             7.78% TO 9.53%           24.11% to 28.54%       (23.38%) to (18.50%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               INTERNATIONAL INDEX A
                           ----------------------------------------------------------------------------------------------------
                                  2004                      2003                    2002                      2001
                           ------------------------ ------------------------ ------------------------ -------------------------
Units, beginning of period               2,006,545                1,931,363               1,453,181                   716,237
Units issued                               365,836                1,262,954               4,313,408                 2,944,892
Units redeemed                          (2,372,381)              (1,187,772)             (3,835,226)               (2,207,948)
                           -----------------------  -----------------------  ----------------------   -----------------------

Units, end of period                             0                2,006,545               1,931,363                 1,453,181
                           =======================  =======================  ======================   =======================

Unit value                 $9.255356 TO $12.418804  $9.015303 to $12.099507  $6.933612 to $9.310304   $8.508168 to $11.430305

Net assets, end of period  $                     0  $            19,103,156  $           14,018,579   $            12,647,801

Investment income ratio*                      1.05%                    1.65%                   1.34%                     1.48%

Expense ratio, lowest to
highest**                            0.45% TO 1.90%           0.45% to 1.90%          0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to
highest***                           2.54% TO 3.24%         29.70% to 31.59%     (18.71%) to (17.52%)       (23.76%) to (8.56%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 INTERNATIONAL INDEX B
                                    -------------------------------------------------------------------------------
                                              2004                       2003                       2002
                                    ------------------------  -------------------------  --------------------------
Units, beginning of period                        1,203,704                    510,190                          0
Units issued                                        315,879                  5,012,757                  1,829,965
Units redeemed                                   (1,519,583)                (4,319,243)                (1,319,775)
                                    -----------------------   ------------------------   ------------------------

Units, end of period                                      0                  1,203,704                    510,190
                                    =======================   ========================   ========================

Unit value                          13.455027 TO $16.499765   $13.130435 to $16.105472   $10.128769 to $10.614836

Net assets, end of period           $                     0   $             16,053,942    $             5,222,713

Investment income ratio*                               1.10%                      2.66%                      2.90%

Expense ratio, lowest to highest**            0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***            2.40% TO 3.17%           28.76% to 31.53%        (18.97%) to (15.08%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             TOTAL STOCK MARKET INDEX TRUST A
                           -----------------------------------------------------------------------------------------------------
                                     2004                      2003                     2002                      2001
                           ------------------------- ------------------------ ------------------------ -------------------------
Units, beginning of period                3,675,461                3,104,717               2,570,261                 1,122,107
Units issued                                946,534                1,356,378               1,710,108                 2,025,166
Units redeemed                           (1,289,898)                (785,634)             (1,175,652)                 (577,012)
                           ------------------------  -----------------------  ----------------------   -----------------------

Units, end of period                      3,332,097                3,675,461               3,104,717                 2,570,261
                           ========================  =======================  ======================   =======================

Unit value                 $10.589961 TO $12.924053  $9.635326 to $11.764902  $7.503914 to $9.166981   $9.692272 to $11.846265

Net assets, end of period  $             36,324,080  $            36,557,181  $           23,957,518   $            25,221,354

Investment income ratio*                       0.62%                    0.00%                   0.93%                     1.12%

Expense ratio, lowest to
highest**                             0.45% TO 1.90%           0.45% to 1.90%          0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to
highest***                           9.63% TO 11.24%         28.08% to 29.95%     (22.77%) to (21.64%)       (15.96%) to (5.23%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     TOTAL STOCK MARKET INDEX TRUST B
                                     -----------------------------------------------------------------------------------------
                                               2004                           2003                            2002
                                     -------------------------       -------------------------       -------------------------
Units, beginning of period                          1,978,859                         581,294                              0
Units issued                                        1,591,734                       1,587,181                        642,480
Units redeemed                                     (1,440,537)                       (189,616)                       (61,186)
                                     ------------------------        ------------------------        -----------------------

Units, end of period                                2,130,056                       1,978,859                        581,294
                                     ========================        ========================        =======================

Unit value                           $13.795381 TO $16.618356        $12.568032 to $15.185445        $9.804582 to $10.288626

Net assets, end of period            $             30,315,688        $             25,617,437        $             5,875,456

Investment income ratio*                                 0.46%                           0.00%                          2.43%

Expense ratio, lowest to highest**              0.45% TO 2.05%                  0.45% to 2.05%                 0.45% to 1.90%

Total return, lowest to highest***             9.33% TO 11.09%                21.40% to 29.73%            (21.56%) to (17.69%)